UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000
San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
3055 Olin Ave., Suite 2000
San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	R. Darrell Mounts
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, D.C. 20006
Boston, MA 02116

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2013

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: November 22, 2013

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2013 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 96.3%
Australia — 2.2%
Australia & New Zealand Banking Group Ltd., 3.700%, 1/13/15	USD	$400,000	$415,916
Commonwealth Bank of Australia, 3.500%, 3/19/15	USD	1,000,000	1,041,979
Commonwealth Bank of Australia, 3.750%, 10/15/14	USD	3,000,000	3,097,689
National Australia Bank Ltd., 1.600%, 8/07/15	USD	500,000	508,235
National Australia Bank Ltd. MTN, 2.000%, 3/09/15	USD	3,950,000	4,031,105
Westpac Banking Corp., 4.200%, 2/27/15	USD	1,000,000	1,050,835
			10,145,759
Austria — 0.2%
Oesterreichische Kontrollbank AG, 1.125%, 7/06/15	USD	1,000,000	1,012,441
Canada — 6.4%
Bank of Nova Scotia, 2.375%, 12/17/13	USD	6,000,000	6,027,732
Export Development Canada, 2.250%, 5/28/15	USD	500,000	515,805
Province of Ontario Canada, 0.950%, 5/26/15	USD	2,500,000	2,520,108
Province of Ontario Canada, 2.950%, 2/05/15	USD	5,000,000	5,172,560
Royal Bank of Canada, 0.550%, 5/01/15	USD	9,000,000	9,004,284
Royal Bank of Canada MTN, 1.150%, 3/13/15	USD	2,000,000	2,017,828
Toronto-Dominion Bank (The), 1.375%, 7/14/14	USD	1,000,000	1,008,711
Toronto-Dominion Bank (The) MTN, 0.445%, 5/01/15(a)	USD	3,000,000	3,000,327
			29,267,355
France — 0.8%
Caisse d'Amortissement de la Dette Sociale, 1.250%, 7/11/14	USD	2,000,000	2,014,590
Sanofi, 1.625%, 3/28/14	USD	1,522,000	1,531,165
			3,545,755
Germany — 0.8%
Kreditanstalt fuer Wiederaufbau, 1.000%, 1/12/15	USD	3,500,000	3,532,445
Netherlands — 0.4%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.200%, 3/11/15	USD	2,000,000	2,070,878
Supranational — 2.0%
Council of Europe Development Bank, 2.750%, 2/10/15	USD	2,000,000	2,064,890
European Investment Bank, 1.000%, 7/15/15	USD	5,000,000	5,052,285
European Investment Bank, 1.500%, 5/15/14	USD	2,200,000	2,218,513
			9,335,688
Sweden — 0.2%
Nordea Bank AB, 2.250%, 3/20/15	USD	500,000	510,684
Svensk Exportkredit AB, 3.250%, 9/16/14	USD	500,000	514,212
			1,024,896
United States — 83.3%
Bank of New York Mellon Corp. (The), 2.950%, 6/18/15		200,000	208,011
Bank of New York Mellon Corp. (The) MTN, 3.100%, 1/15/15		11,400,000	11,770,580
Berkshire Hathaway Finance Corp., 0.599%, 1/10/14(a)		6,098,000	6,103,689
Berkshire Hathaway Finance Corp., 1.500%, 1/10/14		715,000	717,178
Berkshire Hathaway, Inc., 0.964%, 8/15/14(a)		3,300,000	3,319,952
Berkshire Hathaway, Inc., 3.200%, 2/11/15		2,500,000	2,592,465
Coca-Cola Co. (The), 0.204%, 3/14/14(a)		2,000,000	2,000,488
Coca-Cola Co. (The), 0.750%, 3/13/15		6,800,000	6,829,376
Federal Farm Credit Banks, 0.500%, 6/23/15		5,000,000	5,015,995
Federal Home Loan Banks, 0.250%, 2/20/15		10,000,000	10,000,470
Federal Home Loan Banks, 0.375%, 8/28/15		18,000,000	18,005,994
Federal Home Loan Banks, 1.750%, 9/11/15		9,300,000	9,541,289
Federal Home Loan Banks, 2.375%, 3/14/14		41,200,000	41,631,858
Federal Home Loan Banks, 2.500%, 6/13/14		500,000	508,362
Federal Home Loan Banks, 2.750%, 3/13/15		3,000,000	3,107,970
Federal Home Loan Mortgage Corp., 0.375%, 2/27/14		5,000,000	5,006,485
Federal Home Loan Mortgage Corp., 0.625%, 12/23/13		3,000,000	3,003,687
Federal Home Loan Mortgage Corp., 1.375%, 2/25/14		10,800,000	10,857,013
Federal Home Loan Mortgage Corp., 1.750%, 9/10/15		6,000,000	6,161,172
Federal Home Loan Mortgage Corp., 2.500%, 4/23/14		2,500,000	2,534,363
Federal Home Loan Mortgage Corp., 3.000%, 7/28/14		2,000,000	2,046,574
Federal Home Loan Mortgage Corp., 4.375%, 7/17/15		20,800,000	22,322,976
Federal National Mortgage Association, 0.375%, 3/16/15		16,200,000	16,233,097
Federal National Mortgage Association, 0.500%, 7/02/15		1,500,000	1,504,700
Federal National Mortgage Association, 0.500%, 9/28/15		8,000,000	8,018,520
Federal National Mortgage Association, 0.750%, 12/18/13		13,150,000	13,170,382
Federal National Mortgage Association, 2.375%, 7/28/15		20,900,000	21,673,446
Federal National Mortgage Association, 2.750%, 3/13/14		5,500,000	5,566,583
Federal National Mortgage Association, 2.875%, 12/11/13		4,400,000	4,424,380
Federal National Mortgage Association, 3.000%, 9/16/14		2,500,000	2,570,155

See notes to schedule of investments.

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Federal National Mortgage Association, 4.625%, 10/15/14	$3,400,000	$3,558,076
General Electric Capital Corp., 1.625%, 7/02/15	700,000	710,614
General Electric Capital Corp., 2.150%, 1/09/15	8,200,000	8,372,741
General Electric Capital Corp. MTN, 4.875%, 3/04/15	2,500,000	2,646,430
International Business Machines Corp., 0.246%, 2/04/15(a)	5,100,000	5,102,591
International Business Machines Corp., 1.250%, 5/12/14	6,000,000	6,036,462
Johnson & Johnson, 0.354%, 5/15/14(a)	6,095,000	6,102,796
JPMorgan Chase & Co. MTN, 1.065%, 1/24/14(a)	1,200,000	1,202,983
Microsoft Corp., 1.625%, 9/25/15	700,000	716,601
Microsoft Corp., 2.950%, 6/01/14	8,000,000	8,138,304
PepsiCo, Inc., 0.750%, 3/05/15	10,266,000	10,302,372
Procter & Gamble Co. (The), 0.165%, 2/14/14(a)	5,000,000	5,000,220
Procter & Gamble Co. (The), 0.187%, 2/06/14(a)	1,985,000	1,984,482
Toyota Motor Credit Corp., 1.250%, 11/17/14	1,000,000	1,010,751
Toyota Motor Credit Corp. MTN, 0.430%, 12/05/14(a)	500,000	500,903
Toyota Motor Credit Corp. MTN, 1.000%, 2/17/15	2,500,000	2,520,860
United States Treasury Note, 0.250%, 7/15/15	11,500,000	11,492,364
United States Treasury Note, 0.250%, 8/15/15	29,500,000	29,472,329
United States Treasury Note, 1.250%, 8/31/15	6,000,000	6,107,928
United States Treasury Note, 1.750%, 7/31/15	8,200,000	8,417,653
US Bancorp MTN, 2.875%, 11/20/14	4,600,000	4,731,477
Wal-Mart Stores, Inc., 2.250%, 7/08/15	600,000	618,418
Wal-Mart Stores, Inc., 2.875%, 4/01/15	1,000,000	1,039,596
Wal-Mart Stores, Inc., 3.200%, 5/15/14	9,500,000	9,679,142
Wal-Mart Stores, Inc., 4.500%, 7/01/15	405,000	432,955
		382,346,258
TOTAL BONDS AND NOTES
(Identified Cost $441,840,028)		442,281,475

SHORT-TERM INVESTMENTS — 4.8%
Australia — 0.5%
Australia & New Zealand Banking Group Ltd. YCD, 0.514%, 1/29/15(a)	500,000	500,251
National Australia Bank YCD, 1.465%, 1/30/14(a)	1,630,000	1,637,165
		2,137,416
Finland — 0.3%
Nordea Bank YCD, 0.734%, 1/27/14(a)	1,500,000	1,502,850
Netherlands — 1.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA YCD, 0.600%, 4/29/15	5,400,000	5,382,363
United States — 0.4%
Coca-Cola Co. (The), 0.150%, 10/22/13(b)	2,000,000	1,999,817

	SHARES	VALUE†
United States — 2.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	10,962,895	10,962,895
		10,962,896
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21,994,564)		21,985,342

Total Investments — 101.1%
(Identified Cost $463,834,592)#		464,266,817
Liabilities, Less Cash and Other Assets — (1.1%)		(5,268,938)

Net Assets — 100.0%		$458,997,879

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of September 30, 2013.
(b)	144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2013 amounted to $1,999,817 or 0.44% of the net assets of the Fund.
#	At September 30, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $463,834,592. Net unrealized appreciation aggregated $432,225 of which $477,626 related to appreciated investment securities and $45,401 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

See notes to schedule of investments.

SA U.S. Fixed Income Fund

September 30, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	58.6%
Financials	17.4%
Industrials	11.8%
Short-Term	4.7%
Foreign Government Sponsored	3.2%
Consumer Discretionary	2.3%
Supranational	2.0%
100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2013 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.1%
Australia — 7.7%
Australia & New Zealand Banking Group Ltd., 1.450%, 5/15/18	USD	1,500,000	$1,460,240
Australia & New Zealand Banking Group Ltd., 1.875%, 10/06/17(a)	USD	11,100,000	11,084,005
Commonwealth Bank of Australia, 1.900%, 9/18/17(a)	USD	4,500,000	4,524,898
Commonwealth Bank of Australia, 4.250%, 4/06/18	EUR	1,500,000	2,273,964
National Australia Bank Ltd., 3.625%, 11/08/17	GBP	2,500,000	4,302,938
National Australia Bank Ltd., 4.125%, 1/25/18	NZD	1,169,000	940,651
National Australia Bank Ltd., 5.375%, 12/08/14	GBP	5,000,000	8,514,399
Westpac Banking Corp., 1.600%, 1/12/18(a)	USD	2,000,000	1,973,460
Westpac Banking Corp., 3.000%, 8/04/15	USD	2,000,000	2,086,774
Westpac Banking Corp., 3.000%, 12/09/15(a)	USD	5,330,000	5,580,931
Westpac Banking Corp., 3.750%, 12/01/14	CAD	6,000,000	5,956,371
			48,698,631
Austria — 4.4%
Austria Government Bond, 4.000%, 9/15/16(b)	EUR	10,500,000	15,667,384
Austria Government Bond, 4.300%, 9/15/17(b)	EUR	400,000	614,777
Oesterreichische Kontrollbank AG, 1.750%, 10/05/15(a)	USD	3,000,000	3,072,315
Oesterreichische Kontrollbank AG, 2.000%, 6/03/16(a)	USD	8,000,000	8,275,064
			27,629,540
Belgium — 2.4%
Belgium Government Bond, 5.500%, 9/28/17(b)	EUR	9,500,000	15,105,203
Canada — 11.9%
Bank of Nova Scotia, 3.400%, 1/22/15	USD	5,000,000	5,185,390
Bank of Nova Scotia, 3.430%, 7/16/14	CAD	2,000,000	1,973,885
Province of Alberta Canada, 2.750%, 12/01/14	CAD	13,800,000	13,649,949
Province of Manitoba Canada, 4.250%, 3/05/18	CAD	5,500,000	5,813,325
Province of Manitoba Canada, 4.800%, 12/03/14	CAD	2,000,000	2,024,290
Province of Ontario Canada, 0.950%, 5/26/15	USD	5,000,000	5,040,215
Province of Ontario Canada, 1.200%, 2/14/18(a)	USD	9,800,000	9,637,555
Royal Bank of Canada, 1.500%, 1/16/18(a)	USD	4,000,000	3,941,784
Royal Bank of Canada, 2.875%, 4/19/16(a)	USD	4,500,000	4,716,220
Royal Bank of Canada, 4.970%, 6/05/14	CAD	6,000,000	5,967,963
Toronto-Dominion Bank (The), 2.375%, 10/19/16	USD	15,500,000	16,043,368
Total Capital Canada Ltd., 1.450%, 1/15/18(a)	USD	1,342,000	1,325,520
			75,319,464
Denmark — 0.5%
Denmark Government Bond, 2.500%, 11/15/16	DKK	15,000,000	2,896,017
Finland — 5.4%
Finland Government Bond, 3.875%, 9/15/17(b)	EUR	11,700,000	17,743,517
Municipality Finance PLC, 1.125%, 12/07/17	GBP	7,500,000	11,994,235
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,165,460
			33,903,212
France — 5.8%
Agence Francaise de Developpement, 4.875%, 10/30/13	GBP	1,400,000	2,273,458
Caisse d'Amortissement de la Dette Sociale, 2.125%, 4/12/17(a)	USD	3,000,000	3,083,022
Caisse d'Amortissement de la Dette Sociale, 2.250%, 12/07/15	GBP	2,300,000	3,835,649
France Government Bond OAT, 5.000%, 10/25/16	EUR	2,500,000	3,836,579
Reseau Ferre de France, 2.375%, 12/23/15	GBP	8,700,000	14,542,338
Societe Financement de l'Economie Francaise, 2.875%, 9/22/14(a)	USD	8,500,000	8,711,242
			36,282,288
Germany — 10.9%
Bundesobligation, 0.750%, 2/24/17	EUR	6,000,000	8,217,105
Kreditanstalt fuer Wiederaufbau, 1.000%, 12/07/17	GBP	3,200,000	5,109,925
Kreditanstalt fuer Wiederaufbau, 3.750%, 9/07/16	GBP	2,600,000	4,543,824
Kreditanstalt fuer Wiederaufbau, 4.125%, 7/04/17	EUR	400,000	609,596
Kreditanstalt fuer Wiederaufbau, 5.500%, 12/07/15	GBP	3,100,000	5,534,123
Kreditanstalt fuer Wiederaufbau, 5.625%, 8/25/17	GBP	1,000,000	1,886,808
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.000%, 10/15/13	USD	2,400,000	2,399,434
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.250%, 7/15/16(a)	USD	13,200,000	13,710,932
Landwirtschaftliche Rentenbank, 0.875%, 9/12/17(a)	USD	1,000,000	987,152
Landwirtschaftliche Rentenbank, 2.500%, 2/15/16	USD	2,800,000	2,927,688
Landwirtschaftliche Rentenbank, 3.125%, 7/15/15	USD	1,000,000	1,047,845
Landwirtschaftliche Rentenbank, 3.250%, 12/07/16	GBP	1,200,000	2,076,575
Landwirtschaftliche Rentenbank, 4.375%, 11/27/17	EUR	3,700,000	5,734,354
NRW.Bank, 1.625%, 12/15/13	GBP	4,000,000	6,488,303

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Germany (Continued)
NRW.Bank, 4.500%, 5/29/17(a)	EUR	5,000,000	$7,658,926
			68,932,590
Japan — 0.2%
Development Bank of Japan, 4.250%, 6/09/15	USD	1,000,000	1,062,766
Netherlands — 8.5%
Bank Nederlandse Gemeenten, 4.500%, 2/20/18(a)	GBP	2,200,000	3,974,886
Bank Nederlandse Gemeenten NV, 2.750%, 7/01/15(a)	USD	9,000,000	9,353,259
Bank Nederlandse Gemeenten NV, 3.000%, 3/30/17	EUR	2,000,000	2,907,481
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.000%, 9/10/15	GBP	9,000,000	15,317,075
Nederlandse Waterschapsbank NV, 2.000%, 9/09/15	USD	2,400,000	2,466,060
Nederlandse Waterschapsbank NV, 2.125%, 2/09/17(a)	USD	1,700,000	1,757,184
Nederlandse Waterschapsbank NV, 2.375%, 6/04/15	EUR	8,100,000	11,329,864
Nederlandse Waterschapsbank NV, 3.000%, 3/17/15	USD	1,000,000	1,036,456
Netherlands Government Bond, 4.000%, 7/15/16(b)	EUR	3,500,000	5,197,262
			53,339,527
New Zealand — 1.0%
ASB Finance Ltd., 3.250%, 12/09/13	GBP	3,700,000	6,014,349
Norway — 2.4%
Kommunalbanken AS, 1.000%, 9/26/17(a)	USD	4,780,000	4,709,409
Kommunalbanken AS, 2.250%, 12/30/13	GBP	1,700,000	2,763,663
Kommunalbanken AS, 2.375%, 1/19/16	USD	7,500,000	7,789,575
			15,262,647
Singapore — 1.6%
Singapore Government Bond, 0.500%, 4/01/18	SGD	13,000,000	10,187,853
Supranational — 14.0%
Asian Development Bank, 2.625%, 2/09/15	USD	2,622,000	2,704,761
Council of Europe Development Bank, 1.500%, 1/15/15(a)	USD	3,985,000	4,046,022
Council of Europe Development Bank, 1.750%, 12/19/16(a)	GBP	5,100,000	8,416,181
Council of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,523,277
Council of Europe Development Bank, 7.500%, 4/30/18	NZD	1,500,000	1,373,505
Eurofima, 5.000%, 4/03/17	USD	3,000,000	3,399,288
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	7,601,075
European Bank for Reconstruction & Development, 5.875%, 8/04/14	GBP	1,000,000	1,687,743
European Financial Stability Facility, 2.750%, 12/05/16	EUR	4,000,000	5,773,847
European Investment Bank, 1.375%, 1/15/18(a)	GBP	1,500,000	2,401,686
European Investment Bank, 2.750%, 3/23/15	USD	2,000,000	2,071,892
European Investment Bank, 3.000%, 12/07/15	GBP	500,000	847,257
European Investment Bank, 3.250%, 12/07/16	GBP	3,300,000	5,680,647
European Investment Bank, 4.125%, 12/07/17	GBP	3,000,000	5,367,347
European Union, 2.375%, 9/22/17	EUR	6,300,000	9,069,203
European Union, 3.250%, 4/04/18	EUR	2,000,000	2,982,824
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	8,800,000	14,470,623
Nordic Investment Bank, 2.500%, 7/15/15	USD	1,000,000	1,036,464
Nordic Investment Bank, 5.000%, 2/01/17(a)	USD	5,500,000	6,241,851
Nordic Investment Bank, 5.750%, 12/16/14	GBP	1,040,000	1,787,650
			88,483,143
Sweden — 3.9%
Nordea Bank AB, 2.250%, 10/05/17	EUR	1,500,000	2,102,043
Nordea Bank AB, 3.875%, 12/15/15	GBP	4,100,000	7,013,853
Svensk Exportkredit AB, 1.750%, 5/30/17	USD	1,700,000	1,734,821
Svensk Exportkredit AB, 2.125%, 7/13/16(a)	USD	3,000,000	3,109,800
Svensk Exportkredit AB, 3.250%, 9/16/14	USD	10,400,000	10,695,610
			24,656,127
United Kingdom — 4.4%
Lloyds TSB Bank PLC, 1.500%, 5/02/17	GBP	3,000,000	4,906,518
Network Rail Infrastructure Finance PLC, 1.250%, 1/22/15	GBP	4,000,000	6,527,746
United Kingdom Gilt, 1.750%, 1/22/17	GBP	10,000,000	16,601,101
			28,035,365
United States — 13.1%
Bank of New York Mellon Corp. (The), 2.300%, 7/28/16(a)	USD	2,285,000	2,366,145
Bank of New York Mellon Corp. (The), 2.500%, 1/15/16(a)	USD	1,500,000	1,551,732
Berkshire Hathaway, Inc., 2.200%, 8/15/16(a)	USD	15,000,000	15,564,045
Federal National Mortgage Association, 0.875%, 12/20/17(a)	USD	6,000,000	5,900,652
General Electric Capital Corp., 1.600%, 11/20/17(a)	USD	4,000,000	3,978,600
General Electric Capital Corp., 2.250%, 11/09/15	USD	10,520,000	10,805,944
General Electric Capital Corp., 5.625%, 9/15/17	USD	1,000,000	1,140,497
General Electric Capital Corp., 5.625%, 5/01/18	USD	1,000,000	1,148,611
Google, Inc., 2.125%, 5/19/16(a)	USD	14,454,000	14,989,766

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
International Business Machines Corp., 1.250%, 2/08/18(a)	USD	10,000,000	$9,839,180
Toyota Motor Credit Corp., 1.375%, 1/10/18(a)	USD	4,726,000	4,669,784
Toyota Motor Credit Corp., 4.000%, 12/07/17	GBP	2,023,000	3,589,506
Wal-Mart Stores, Inc., 2.250%, 7/08/15(a)	USD	1,000,000	1,030,697
Wal-Mart Stores, Inc., 2.800%, 4/15/16	USD	6,000,000	6,312,906
			82,888,065
TOTAL BONDS AND NOTES
(Identified Cost $602,140,682)			618,696,787

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.4%
United States — 1.4%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		8,740,825	8,740,825
			8,740,826
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $8,740,826)			8,740,826

COLLATERAL FOR SECURITIES ON LOAN — 10.9%
Short-Term — 10.9%
State Street Navigator Securities Lending
Prime Portfolio		69,035,037	69,035,037
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $69,035,037)			69,035,037

Total Investments — 110.4%
(Identified Cost $679,916,545)#			696,472,650
Liabilities, Less Cash and Other Assets — (10.4%)			(65,830,870)

Net Assets — 100.0%			$630,641,780

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2013, the market value of the securities on loan was $67,810,162.
(b)	144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2013 amounted to $54,328,143 or 8.61% of the net assets of the Fund.
#

At September 30, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $679,916,545. Net unrealized appreciation aggregated $16,556,105 of which $17,769,306 related to appreciated investment securities and $1,213,201 related to depreciated investment securities.

Key to abbreviations:
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
NZD — New Zealand Dollar
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to schedule of investments.

SA Global Fixed Income Fund

Ten Largest Industry Holdings September 30, 2013
(As a percentage of net assets):

Industry	Percentage
Banks	21.4%
Financials	14.1%
Supranational Organizations	14.0%
Foreign Government/Agency-Germany	8.8%
Foreign Government/Agency-Canada	5.7%
Foreign Government/Agency-Netherlands	5.4%
Industrials	5.3%
Foreign Government/Agency-France	5.2%
Foreign Government/Agency-Finland	4.7%
Foreign Government/Agency-United Kingdom	3.7%

SA Global Fixed Income Fund

September 30, 2013
Country Weightings (% of portfolio market value)

Country	Percentage
United States	14.6%
Supranational	14.1%
Canada	12.0%
Germany	11.0%
Netherlands	8.5%
Australia	7.7%
France	5.8%
Finland	5.4%
United Kingdom	4.5%
Other	16.4%
100.0%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 2.5%
Alliant Techsystems, Inc.	975	$95,121
BE Aerospace, Inc.*	2,986	220,427
Boeing Co. (The)	21,078	2,476,665
Curtiss-Wright Corp.	1,576	74,009
DigitalGlobe, Inc.*	1,909	60,363
Engility Holdings, Inc.*	495	15,706
Esterline Technologies Corp.*	900	71,901
Exelis, Inc.	5,714	89,767
General Dynamics Corp.	8,648	756,873
HEICO Corp.	542	36,715
HEICO Corp., Class A	981	49,187
Hexcel Corp.*	3,100	120,280
Honeywell International, Inc.	21,916	1,819,905
Huntington Ingalls Industries, Inc.	1,357	91,462
L-3 Communications Holdings, Inc.	2,671	252,409
Lockheed Martin Corp.	8,016	1,022,441
Moog, Inc., Class A*	1,100	64,537
Northrop Grumman Corp.	6,358	605,663
Precision Castparts Corp.	4,141	941,001
Raytheon Co.	9,621	741,490
Rockwell Collins, Inc.	3,914	265,604
Spirit Aerosystems Holdings, Inc., Class A*	2,700	65,448
Teledyne Technologies, Inc.*	900	76,437
Textron, Inc.	7,600	209,836
TransDigm Group, Inc.	1,400	194,180
Triumph Group, Inc.	1,120	78,646
United Technologies Corp.	25,707	2,771,729
		13,267,802
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.(a)	4,700	279,932
Expeditors International of Washington, Inc.	6,039	266,078
FedEx Corp.	8,798	1,003,940
HUB Group, Inc., Class A*	394	15,456
United Parcel Service, Inc., Class B	21,337	1,949,562
UTi Worldwide, Inc.	2,400	36,264
		3,551,232
Airlines — 0.3%
Alaska Air Group, Inc.	1,830	114,595
Allegiant Travel Co.	500	52,680
Copa Holdings SA, Class A	741	102,754
Delta Air Lines, Inc.	25,400	599,186
JetBlue Airways Corp.(a)*	7,550	50,283
Southwest Airlines Co.	19,841	288,885
Spirit Airlines, Inc.*	2,000	68,540
United Continental Holdings, Inc.*	9,954	305,687
US Airways Group, Inc.*	4,400	83,424
		1,666,034
Auto Components — 0.6%
Allison Transmission Holdings, Inc.	873	21,869
Autoliv, Inc.(a)	2,500	218,475
BorgWarner, Inc.	3,154	319,784
Cooper Tire & Rubber Co.(a)	1,500	46,200
Dana Holding Corp.(a)	4,500	102,780
Delphi Automotive PLC	8,600	502,412
Federal Mogul Corp.*	109	1,830
Gentex Corp.	4,300	110,037
Goodyear Tire & Rubber Co. (The)*	7,100	159,395
Johnson Controls, Inc.	20,015	830,623
Lear Corp.	3,000	214,710
Tenneco, Inc.*	1,900	95,950
TRW Automotive Holdings Corp.*	3,074	219,207
Visteon Corp.*	1,371	103,702
		2,946,974
Automobiles — 0.7%
Ford Motor Co.	107,753	1,817,793
General Motors Co.*	21,910	788,102
Harley-Davidson, Inc.	6,616	425,012
Tesla Motors, Inc.(a)*	2,185	422,623
Thor Industries, Inc.	1,600	92,864
		3,546,394
Beverages — 1.9%
Beam, Inc.	4,200	271,530
Boston Beer Co., Inc. (The), Class A(a)*	279	68,135
Brown-Forman Corp., Class B	3,500	238,455
Coca-Cola Co. (The)	117,340	4,444,839
Coca-Cola Enterprises, Inc.	8,050	323,690
Constellation Brands, Inc., Class A*	4,900	281,260
Dr Pepper Snapple Group, Inc.	6,100	273,402
Molson Coors Brewing Co., Class B	4,077	204,380
Monster Beverage Corp.*	4,256	222,376
PepsiCo, Inc.	45,356	3,605,802
		9,933,869
Biotechnology — 2.4%
Aegerion Pharmaceuticals, Inc.*	500	42,855
Alexion Pharmaceuticals, Inc.*	5,854	680,001
Alkermes PLC*	3,779	127,050
Alnylam Pharmaceuticals, Inc.(a)*	1,586	101,520
Amgen, Inc.	21,522	2,409,173
Ariad Pharmaceuticals, Inc.(a)*	5,206	95,790
Biogen Idec, Inc.*	7,056	1,698,803
BioMarin Pharmaceutical, Inc.*	4,100	296,102
Celgene Corp.*	12,025	1,851,008
Cepheid, Inc.(a)*	1,903	74,293
Cubist Pharmaceuticals, Inc.*	1,900	120,745
Gilead Sciences, Inc.*	45,084	2,833,079
Incyte Corp. Ltd.*	4,060	154,889
Isis Pharmaceuticals, Inc.(a)*	3,400	127,636
Medivation, Inc.*	2,096	125,634
Myriad Genetics, Inc.(a)*	2,380	55,930
NPS Pharmaceuticals, Inc.*	3,134	99,693
Onyx Pharmaceuticals, Inc.*	1,900	236,873
Opko Health, Inc.(a)*	5,300	46,693
Regeneron Pharmaceuticals, Inc.*	2,200	688,314
Seattle Genetics, Inc.(a)*	2,887	126,537
Theravance, Inc.(a)*	2,450	100,180
United Therapeutics Corp.(a)*	1,357	106,999
Vertex Pharmaceuticals, Inc.*	6,950	526,949
		12,726,746
Building Products — 0.2%
A.O. Smith Corp.	2,350	106,220
Armstrong World Industries, Inc.*	770	42,319
Fortune Brands Home & Security, Inc.	4,900	203,987
Lennox International, Inc.	1,292	97,236
Masco Corp.	10,400	221,312
Owens Corning*	3,288	124,878
USG Corp.(a)*	2,000	57,160
		853,112
Capital Markets — 2.1%
Affiliated Managers Group, Inc.*	1,500	273,960
American Capital Ltd.*	8,700	119,625
Ameriprise Financial, Inc.	6,347	578,085
Bank of New York Mellon Corp. (The)	33,757	1,019,124
BlackRock, Inc.	3,883	1,050,817
Charles Schwab Corp. (The)	33,835	715,272
E*Trade Financial Corp.*	7,900	130,350

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Eaton Vance Corp.(a)	3,600	$139,788
Evercore Partners, Inc., Class A	777	38,252
Federated Investors, Inc., Class B(a)	2,800	76,048
Financial Engines, Inc.(a)	1,500	89,160
Franklin Resources, Inc.	12,000	606,600
Goldman Sachs Group, Inc. (The)	13,092	2,071,285
Invesco Ltd.	12,100	385,990
Janus Capital Group, Inc.(a)	4,300	36,593
KCG Holdings, Inc., Class A*	44	381
Legg Mason, Inc.(a)	3,600	120,384
LPL Financial Holdings, Inc.	1,500	57,465
Morgan Stanley	43,165	1,163,297
Northern Trust Corp.	6,380	347,008
Raymond James Financial, Inc.	3,700	154,179
SEI Investments Co.	4,200	129,822
State Street Corp.	13,238	870,399
Stifel Financial Corp.*	1,686	69,497
T Rowe Price Group, Inc.	7,761	558,249
TD Ameritrade Holding Corp.	6,478	169,594
Waddell & Reed Financial, Inc., Class A	2,417	124,427
		11,095,651
Chemicals — 2.5%
Air Products & Chemicals, Inc.	6,172	657,750
Airgas, Inc.	1,800	190,890
Albemarle Corp.	2,581	162,448
Ashland, Inc.	2,082	192,543
Axiall Corp.	2,380	89,940
Cabot Corp.	1,800	76,878
Celanese Corp., Series A	4,412	232,910
CF Industries Holdings, Inc.	1,824	384,554
Chemtura Corp.*	1,881	43,244
Cytec Industries, Inc.	1,153	93,808
Dow Chemical Co. (The)	35,328	1,356,595
Eastman Chemical Co.	4,618	359,742
Ecolab, Inc.	8,499	839,361
EI Du Pont de Nemours & Co.	27,021	1,582,350
FMC Corp.	4,000	286,880
H.B. Fuller Co.	1,500	67,785
Huntsman Corp.	5,900	121,599
International Flavors & Fragrances, Inc.	2,400	197,520
Kronos Worldwide, Inc.	433	6,707
LyondellBasell Industries NV, Class A	12,373	906,075
Monsanto Co.	15,004	1,565,968
Mosaic Co. (The)	8,000	344,160
NewMarket Corp.(a)	400	115,164
Olin Corp.(a)	2,100	48,447
PolyOne Corp.	2,800	85,988
PPG Industries, Inc.	4,156	694,301
Praxair, Inc.	8,589	1,032,484
Rockwood Holdings, Inc.	2,100	140,490
RPM International, Inc.	3,821	138,320
Scotts Miracle-Gro Co. (The), Class A	1,300	71,539
Sensient Technologies Corp.	1,400	67,046
Sherwin Williams Co. (The)	2,500	455,450
Sigma-Aldrich Corp.	3,500	298,550
Valspar Corp.	2,300	145,889
W.R. Grace & Co.*	2,044	178,646
Westlake Chemical Corp.	1,036	108,428
		13,340,449
Commercial Banks — 2.9%
Associated Banc-Corp.	4,819	74,646
Bancorpsouth, Inc.	2,260	45,064
Bank of Hawaii Corp.(a)	1,200	65,340
Bank of the Ozarks, Inc.	839	40,264
BankUnited, Inc.	1,900	59,261
BB&T Corp.	20,704	698,760
BOK Financial Corp.	696	44,092
CapitalSource, Inc.	6,700	79,596
Cathay General Bancorp	2,343	54,756
Chemical Financial Corp.	158	4,411
CIT Group, Inc.*	5,215	254,336
City National Corp.(a)	1,300	86,658
Comerica, Inc.	5,200	204,412
Commerce Bancshares, Inc.	2,203	96,513
Community Bank System, Inc.(a)	775	26,443
Cullen/Frost Bankers, Inc.(a)	1,600	112,880
CVB Financial Corp.(a)	2,712	36,666
East West Bancorp, Inc.	3,900	124,605
Fifth Third Bancorp	26,007	469,166
First BanCorp(a)*	300	1,704
First Financial Bankshares, Inc.(a)	200	11,764
First Horizon National Corp.(a)	7,245	79,623
First Niagara Financial Group, Inc.(a)	9,560	99,137
First Republic Bank	2,700	125,901
FirstMerit Corp.	4,755	103,231
FNB Corp.(a)	3,546	43,013
Fulton Financial Corp.	6,667	77,871
Glacier Bancorp, Inc.(a)	2,034	50,260
Hancock Holding Co.	2,100	65,898
Home Bancshares, Inc.	590	17,918
Huntington Bancshares, Inc.	22,492	185,784
Iberiabank Corp.	691	35,842
International Bancshares Corp.	1,350	29,201
Investors Bancorp, Inc.	1,700	37,196
KeyCorp	25,200	287,280
M&T Bank Corp.	3,168	354,563
MB Financial, Inc.	1,200	33,888
National Penn Bancshares, Inc.	2,200	22,110
PNC Financial Services Group, Inc.	15,602	1,130,365
Popular, Inc.*	2,846	74,651
PrivateBancorp, Inc.	1,500	32,100
Prosperity Bancshares, Inc.(a)	1,500	92,760
Regions Financial Corp.	38,811	359,390
Signature Bank*	1,400	128,128
SunTrust Banks, Inc.	15,936	516,645
Susquehanna Bancshares, Inc.	5,222	65,536
SVB Financial Group*	1,200	103,644
Synovus Financial Corp.	11,350	37,455
TCF Financial Corp.(a)	4,000	57,120
Texas Capital Bancshares, Inc.*	1,027	47,211
Trustmark Corp.(a)	1,900	48,640
UMB Financial Corp.(a)	1,100	59,774
Umpqua Holdings Corp.	3,100	50,282
United Bankshares, Inc.(a)	900	26,082
US Bancorp	52,425	1,917,707
Valley National Bancorp(a)	4,438	44,158
Webster Financial Corp.	2,110	53,868
Wells Fargo & Co.	144,120	5,955,038
Westamerica Bancorporation(a)	900	44,766
Western Alliance Bancorp*	2,242	42,441
Zions Bancorporation	5,260	144,229
		15,272,043
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	200	5,324
ADT Corp. (The)	6,386	259,655
Cintas Corp.	3,292	168,550
Clean Harbors, Inc.(a)*	1,435	84,177
Copart, Inc.*	3,300	104,907

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Covanta Holding Corp.	3,570	$76,327
Deluxe Corp.(a)	1,407	58,616
Herman Miller, Inc.(a)	1,527	44,558
HNI Corp.	1,144	41,390
Iron Mountain, Inc.	4,095	110,647
KAR Auction Services, Inc.	2,317	65,362
Mine Safety Appliances Co.	1,100	56,771
Mobile Mini, Inc.(a)*	1,083	36,887
Pitney Bowes, Inc.(a)	5,600	101,864
R.R. Donnelley & Sons Co.	5,200	82,160
Republic Services, Inc.	8,585	286,396
Rollins, Inc.(a)	2,005	53,152
Steelcase, Inc., Class A	3,679	61,145
Stericycle, Inc.*	2,494	287,808
Tetra Tech, Inc.*	875	22,654
Tyco International Ltd.	13,676	478,386
UniFirst Corp.	477	49,808
United Stationers, Inc.(a)	900	39,150
Waste Connections, Inc.(a)	3,237	146,992
Waste Management, Inc.	13,178	543,461
		3,266,147
Communications Equipment — 1.7%
ADTRAN, Inc.	1,300	34,632
ARRIS Group, Inc.*	3,550	60,563
Aruba Networks, Inc.*	3,200	53,248
Brocade Communications Systems, Inc.*	11,756	94,636
Ciena Corp.*	3,000	74,940
Cisco Systems, Inc.	152,340	3,567,803
EchoStar Corp., Class A*	1,380	60,637
F5 Networks, Inc.*	2,200	188,672
Finisar Corp.*	2,900	65,627
Harris Corp.	3,200	189,760
Infinera Corp.*	3,000	33,930
InterDigital, Inc.(a)	436	16,276
Ixia*	588	9,214
JDS Uniphase Corp.*	6,700	98,557
Juniper Networks, Inc.*	15,256	302,984
Motorola Solutions, Inc.	7,289	432,821
Netgear, Inc.*	200	6,172
Plantronics, Inc.	1,300	59,865
Polycom, Inc.*	4,800	52,416
QUALCOMM, Inc.	48,864	3,291,479
Riverbed Technology, Inc.*	4,100	59,819
Ubiquiti Networks, Inc.(a)	332	11,152
Viasat, Inc.(a)*	1,300	82,875
		8,848,078
Computers & Peripherals — 3.3%
3D Systems Corp.(a)*	2,800	151,172
Apple, Inc.	25,857	12,327,325
Dell, Inc.	19,104	263,062
Diebold, Inc.(a)	1,900	55,784
Electronics for Imaging, Inc.*	1,099	34,816
EMC Corp.	60,649	1,550,188
Hewlett-Packard Co.	55,303	1,160,257
Lexmark International, Inc., Class A(a)	1,900	62,700
NCR Corp.*	4,800	190,128
NetApp, Inc.	10,374	442,140
SanDisk Corp.	7,100	422,521
Seagate Technology PLC	9,700	424,278
Stratasys Ltd.*	981	99,336
Western Digital Corp.	6,300	399,420
		17,583,127
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	90,683
Chicago Bridge & Iron Co. NV	2,862	193,958
EMCOR Group, Inc.	1,700	66,521
Fluor Corp.	4,700	333,512
Jacobs Engineering Group, Inc.*	3,693	214,859
KBR, Inc.	4,376	142,832
MasTec, Inc.(a)*	2,200	66,660
Quanta Services, Inc.*	5,834	160,493
URS Corp.	2,200	118,250
		1,387,768
Construction Materials — 0.1%
Eagle Materials, Inc.	1,100	79,805
Martin Marietta Materials, Inc.(a)	1,200	117,804
Texas Industries, Inc.(a)*	470	31,165
Vulcan Materials Co.	3,291	170,507
		399,281
Consumer Finance — 0.9%
American Express Co.	28,614	2,160,929
Capital One Financial Corp.	16,677	1,146,377
Credit Acceptance Corp.*	318	35,238
Discover Financial Services	14,236	719,487
First Cash Financial Services, Inc.*	800	46,360
Nelnet, Inc., Class A	600	23,070
Portfolio Recovery Associates, Inc.*	1,500	89,910
SLM Corp.	13,453	334,980
		4,556,351
Containers & Packaging — 0.4%
Aptargroup, Inc.	2,100	126,273
Avery Dennison Corp.	2,900	126,208
Ball Corp.	4,041	181,360
Bemis Co., Inc.	3,200	124,832
Crown Holdings, Inc.*	4,400	186,032
Graphic Packaging Holding Co.*	5,578	47,748
Greif, Inc., Class A	600	29,418
MeadWestvaco Corp.	5,340	204,949
Owens-Illinois, Inc.*	5,000	150,100
Packaging Corp. of America	2,800	159,852
Rock-Tenn Co., Class A	1,989	201,426
Sealed Air Corp.	5,422	147,424
Silgan Holdings, Inc.	1,377	64,719
Sonoco Products Co.	2,800	109,032
		1,859,373
Distributors — 0.1%
Genuine Parts Co.(a)	4,605	372,498
LKQ Corp.*	8,700	277,182
Pool Corp.	1,400	78,582
		728,262
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(a)*	2,750	57,228
DeVry, Inc.(a)	1,900	58,064
Grand Canyon Education, Inc.*	1,100	44,308
H&R Block, Inc.	8,200	218,612
Hillenbrand, Inc.	590	16,148
Outerwall, Inc.(a)*	1,000	49,990
Service Corp. International	5,765	107,344
Sotheby's, Class A	1,900	93,347
Weight Watchers International, Inc.(a)	637	23,805
		668,846
Diversified Financial Services — 4.4%
Bank of America Corp.	312,243	4,308,953
Berkshire Hathaway, Inc., Class B*	51,985	5,900,817
CBOE Holdings, Inc.	2,600	117,598

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
Citigroup, Inc.	88,766	$4,306,039
CME Group, Inc.	9,410	695,211
IntercontinentalExchange, Inc.*	2,100	380,982
JPMorgan Chase & Co.	109,894	5,680,421
Leucadia National Corp.	9,316	253,768
MarketAxess Holdings, Inc.	1,100	66,044
McGraw-Hill Financial, Inc.	7,786	510,684
Moody's Corp.	5,800	407,914
MSCI, Inc., Class A(a)*	3,562	143,406
NASDAQ OMX Group, Inc. (The)	3,400	109,106
NYSE Euronext	6,700	281,266
		23,162,209
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	152,225	5,148,249
CenturyLink, Inc.	17,085	536,127
Frontier Communications Corp.(a)	27,599	115,088
Level 3 Communications, Inc.*	3,888	103,771
tw telecom, Inc.*	4,150	123,940
Verizon Communications, Inc.	83,614	3,901,429
Windstream Holdings, Inc.(a)	14,992	119,936
		10,048,540
Electric Utilities — 1.7%
Allete, Inc.	1,000	48,300
American Electric Power Co., Inc.	14,600	632,910
Cleco Corp.	1,800	80,712
Duke Energy Corp.	20,425	1,363,982
Edison International	9,350	430,661
El Paso Electric Co.	1,200	40,080
Entergy Corp.	5,400	341,226
Exelon Corp.	24,683	731,604
FirstEnergy Corp.	11,201	408,276
Great Plains Energy, Inc.	4,484	99,545
Hawaiian Electric Industries, Inc.(a)	2,800	70,280
IDACORP, Inc.	1,400	67,760
ITC Holdings Corp.	1,518	142,480
NextEra Energy, Inc.	12,512	1,002,962
Northeast Utilities	9,540	393,525
NV Energy, Inc.	7,100	167,631
OGE Energy Corp.	5,800	209,322
Pepco Holdings, Inc.	7,200	132,912
Pinnacle West Capital Corp.	3,200	175,168
PNM Resources, Inc.	2,100	47,523
Portland General Electric Co.(a)	2,100	59,283
PPL Corp.	18,593	564,855
Southern Co. (The)	24,658	1,015,416
UIL Holdings Corp.(a)	1,433	53,279
UNS Energy Corp.	1,100	51,282
Westar Energy, Inc.	3,698	113,344
Xcel Energy, Inc.	14,300	394,823
		8,839,141
Electrical Equipment — 0.8%
Acuity Brands, Inc.(a)	1,200	110,424
AMETEK, Inc.	7,262	334,197
AZZ, Inc.	450	18,837
Babcock & Wilcox Co. (The)	3,150	106,218
Brady Corp., Class A	1,600	48,800
Eaton Corp. PLC	13,741	945,931
Emerson Electric Co.	20,949	1,355,400
EnerSys, Inc.	1,300	78,819
Franklin Electric Co., Inc.	1,200	47,280
Generac Holdings, Inc.	1,900	81,016
General Cable Corp.	600	19,050
Hubbell, Inc., Class B	1,505	157,634
Polypore International, Inc.(a)*	1,200	49,164
Regal-Beloit Corp.	1,100	74,723
Rockwell Automation, Inc.	3,944	421,771
Roper Industries, Inc.	2,800	372,036
Sensata Technologies Holding NV*	3,921	150,057
		4,371,357
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	4,503	348,442
Anixter International, Inc.*	800	70,128
Arrow Electronics, Inc.*	3,100	150,443
Avnet, Inc.	4,122	171,929
Belden, Inc.	1,500	96,075
Cognex Corp.	2,422	75,954
Coherent, Inc.	408	25,071
Corning, Inc.	43,824	639,392
Daktronics, Inc.	100	1,119
Dolby Laboratories, Inc., Class A(a)	1,500	51,765
FEI Co.	1,100	96,580
FLIR Systems, Inc.	4,400	138,160
Ingram Micro, Inc., Class A*	4,200	96,810
IPG Photonics Corp.(a)	700	39,417
Itron, Inc.(a)*	300	12,849
Jabil Circuit, Inc.	4,900	106,232
Littelfuse, Inc.	680	53,189
Molex, Inc.	1,900	73,188
Molex, Inc., Class A	2,000	76,560
National Instruments Corp.(a)	2,775	85,831
OSI Systems, Inc.*	172	12,809
Sanmina Corp.*	900	15,741
SYNNEX Corp.*	735	45,166
TE Connectivity Ltd.	12,096	626,331
Tech Data Corp.*	1,300	64,883
Trimble Navigation Ltd.*	7,428	220,686
Vishay Intertechnology, Inc.(a)*	4,830	62,259
		3,457,009
Energy Equipment & Services — 2.0%
Atwood Oceanics, Inc.*	1,800	99,072
Baker Hughes, Inc.	13,156	645,960
Bristow Group, Inc.	900	65,484
Cameron International Corp.*	7,106	414,777
CARBO Ceramics, Inc.(a)	600	59,466
Core Laboratories NV	1,279	216,420
Diamond Offshore Drilling, Inc.(a)	2,000	124,640
Dresser-Rand Group, Inc.*	2,200	137,280
Dril-Quip, Inc.*	1,100	126,225
Era Group, Inc.*	500	13,590
Exterran Holdings, Inc.*	1,437	39,618
FMC Technologies, Inc.*	6,933	384,227
Gulfmark Offshore, Inc., Class A	600	30,534
Halliburton Co.	26,940	1,297,161
Helix Energy Solutions Group, Inc.*	2,601	65,987
Helmerich & Payne, Inc.	3,200	220,640
Hornbeck Offshore Services, Inc.*	900	51,696
McDermott International, Inc.(a)*	6,400	47,552
Nabors Industries Ltd.	8,800	141,328
National Oilwell Varco, Inc.	12,107	945,678
Noble Corp.	7,393	279,234
Oceaneering International, Inc.	3,200	259,968
Oil States International, Inc.*	1,600	165,536
Patterson-UTI Energy, Inc.	4,300	91,934
Rowan Companies PLC, Class A*	3,600	132,192
RPC, Inc.(a)	1,900	29,393
Schlumberger Ltd.	38,672	3,417,058
SEACOR Holdings, Inc.	500	45,220

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Superior Energy Services, Inc.*	4,484	$112,279
Tidewater, Inc.	1,400	83,006
Transocean Ltd.	10,778	479,621
Unit Corp.*	1,300	60,437
Weatherford International Ltd.*	21,558	330,484
		10,613,697
Food & Staples Retailing — 2.1%
Casey's General Stores, Inc.	1,211	89,009
Costco Wholesale Corp.	12,836	1,477,680
CVS Caremark Corp.	35,342	2,005,658
Fresh Market, Inc. (The)(a)*	1,100	52,041
Harris Teeter Supermarkets, Inc.	1,400	68,866
Kroger Co. (The)	14,583	588,278
PriceSmart, Inc.(a)	500	47,620
Rite Aid Corp.*	22,220	105,767
Safeway, Inc.(a)	7,235	231,448
Sysco Corp.(a)	17,626	561,036
United Natural Foods, Inc.*	1,400	94,108
Wal-Mart Stores, Inc.	50,125	3,707,245
Walgreen Co.	25,765	1,386,157
Weis Markets, Inc.(a)	600	29,364
Whole Foods Market, Inc.	10,500	614,250
		11,058,527
Food Products — 1.6%
Archer-Daniels-Midland Co.	19,277	710,165
B&G Foods, Inc.	1,670	57,698
Bunge Ltd.	3,900	296,049
Campbell Soup Co.(a)	5,400	219,834
ConAgra Foods, Inc.	12,027	364,899
Darling International, Inc.*	3,667	77,594
Dean Foods Co.*	2,592	50,026
Flowers Foods, Inc.	5,407	115,926
Fresh Del Monte Produce, Inc.	1,100	32,648
General Mills, Inc.	18,769	899,410
Green Mountain Coffee Roasters, Inc.*	3,700	278,721
Hain Celestial Group, Inc. (The)*	1,200	92,544
Hershey Co. (The)	4,600	425,500
Hillshire Brands Co.	3,596	110,541
Hormel Foods Corp.	4,295	180,905
Ingredion, Inc.	2,100	138,957
J&J Snack Foods Corp.	257	20,745
J.M. Smucker Co. (The)	3,225	338,754
Kellogg Co.	7,700	452,221
Kraft Foods Group, Inc.	17,590	922,420
Lancaster Colony Corp.	460	36,013
McCormick & Co., Inc.	3,500	226,450
Mead Johnson Nutrition Co.	6,000	445,560
Mondelez International, Inc., Class A	48,806	1,533,485
Pilgrim's Pride Corp.*	1,700	28,543
Post Holdings, Inc.*	720	29,066
Sanderson Farms, Inc.	614	40,057
Snyders-Lance, Inc.	954	27,523
Tootsie Roll Industries, Inc.(a)	412	12,698
TreeHouse Foods, Inc.*	1,116	74,582
Tyson Foods, Inc., Class A	8,302	234,781
WhiteWave Foods Co., Class A*	3,209	64,084
		8,538,399
Gas Utilities — 0.3%
AGL Resources, Inc.	3,657	168,332
Atmos Energy Corp.	2,600	110,734
Laclede Group, Inc. (The)(a)	963	43,335
National Fuel Gas Co.(a)	2,200	151,272
New Jersey Resources Corp.	1,150	50,657
ONEOK, Inc.	5,900	314,588
Piedmont Natural Gas Co., Inc.	2,300	75,624
Questar Corp.	5,200	116,948
South Jersey Industries, Inc.(a)	800	46,864
Southwest Gas Corp.	1,343	67,150
UGI Corp.	3,276	128,190
WGL Holdings, Inc.	1,400	59,794
		1,333,488
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	45,117	1,497,433
Alere, Inc.*	2,200	67,254
Align Technology, Inc.(a)*	1,900	91,428
Baxter International, Inc.	16,004	1,051,303
Becton Dickinson and Co.	5,760	576,115
Boston Scientific Corp.*	40,495	475,411
CareFusion Corp.*	5,900	217,710
Cooper Companies, Inc. (The)	1,446	187,532
Covidien PLC	13,470	820,862
CR Bard, Inc.	2,192	252,518
Cyberonics, Inc.*	290	14,715
DENTSPLY International, Inc.	4,334	188,139
Edwards Lifesciences Corp.*	3,200	222,816
Haemonetics Corp.*	1,600	63,808
Hill-Rom Holdings, Inc.	1,606	57,543
Hologic, Inc.*	7,396	152,727
Idexx Laboratories, Inc.(a)*	1,600	159,440
Integra LifeSciences Holdings Corp.(a)*	168	6,762
Intuitive Surgical, Inc.*	1,100	413,897
Masimo Corp.(a)	1,500	39,960
Medtronic, Inc.	29,364	1,563,633
ResMed, Inc.(a)	4,200	221,844
Sirona Dental Systems, Inc.*	1,600	107,088
St. Jude Medical, Inc.	8,373	449,128
STERIS Corp.	1,600	68,736
Stryker Corp.	8,900	601,551
Teleflex, Inc.(a)	1,064	87,546
Thoratec Corp.*	1,658	61,827
Varian Medical Systems, Inc.*	3,200	239,136
West Pharmaceutical Services, Inc.	2,000	82,300
Zimmer Holdings, Inc.	4,880	400,843
		10,441,005
Health Care Providers & Services — 2.1%
Aetna, Inc.	11,034	706,397
Air Methods Corp.(a)	1,200	51,120
AmerisourceBergen Corp.	6,836	417,679
Brookdale Senior Living, Inc.*	2,876	75,639
Cardinal Health, Inc.	9,935	518,110
Centene Corp.*	1,500	95,940
CIGNA Corp.	8,300	637,938
Community Health Systems, Inc.	2,900	120,350
DaVita HealthCare Partners, Inc.*	5,400	307,260
Express Scripts Holding Co.*	22,964	1,418,716
HCA Holdings, Inc.	8,140	347,985
Health Management Associates, Inc., Class A*	7,172	91,802
Health Net, Inc.*	2,200	69,740
Healthsouth Corp.(a)	2,658	91,648
Henry Schein, Inc.(a)*	2,586	268,168
Humana, Inc.	4,424	412,892
Laboratory Corp. of America Holdings*	2,700	267,678
LifePoint Hospitals, Inc.*	1,533	71,484
McKesson Corp.	6,800	872,440
Mednax, Inc.(a)*	1,400	140,560
Molina Healthcare, Inc.*	700	24,920

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
MWI Veterinary Supply, Inc.(a)*	339	$50,633
Omnicare, Inc.	3,300	183,150
Owens & Minor, Inc.(a)	1,650	57,073
Patterson Cos., Inc.	2,515	101,103
Quest Diagnostics, Inc.(a)	4,415	272,803
Team Health Holdings, Inc.*	1,900	72,086
Tenet Healthcare Corp.*	3,125	128,719
UnitedHealth Group, Inc.	29,408	2,105,907
Universal Health Services, Inc., Class B	2,600	194,974
VCA Antech, Inc.(a)*	2,600	71,396
WellCare Health Plans, Inc.*	1,093	76,226
WellPoint, Inc.	8,792	735,099
		11,057,635
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	4,343	64,581
athenahealth, Inc.(a)*	1,111	120,610
Cerner Corp.*	8,400	441,420
Medidata Solutions, Inc.*	700	69,251
		695,862
Hotels, Restaurants & Leisure — 2.0%
Bally Technologies, Inc.(a)*	1,100	79,266
Bob Evans Farms, Inc.(a)	800	45,816
Brinker International, Inc.(a)	1,850	74,981
Buffalo Wild Wings, Inc.(a)*	600	66,732
Carnival Corp.	11,934	389,526
Cheesecake Factory, Inc. (The)(a)	1,750	76,912
Chipotle Mexican Grill, Inc.*	800	342,960
Choice Hotels International, Inc.(a)	700	30,233
Churchill Downs, Inc.	67	5,797
Cracker Barrel Old Country Store, Inc.	500	51,620
Darden Restaurants, Inc.(a)	3,700	171,273
Domino's Pizza, Inc.	1,690	114,835
Dunkin' Brands Group, Inc.	3,143	142,252
Hyatt Hotels Corp., Class A*	1,300	55,848
International Game Technology	7,300	138,189
International Speedway Corp., Class A	480	15,504
Interval Leisure Group, Inc.	200	4,726
Jack in the Box, Inc.*	1,084	43,360
Krispy Kreme Doughnuts, Inc.*	1,700	32,878
Las Vegas Sands Corp.	12,200	810,324
Life Time Fitness, Inc.(a)*	1,300	66,911
Marriott International, Inc., Class A	7,366	309,814
McDonald's Corp.	29,284	2,817,414
MGM Resorts International*	11,300	230,972
Panera Bread Co., Class A*	900	142,677
Papa John's International, Inc.	500	34,940
Penn National Gaming, Inc.(a)*	1,800	99,648
Royal Caribbean Cruises Ltd.	4,300	164,604
Six Flags Entertainment Corp.	2,252	76,095
Starbucks Corp.	20,800	1,600,976
Starwood Hotels & Resorts Worldwide, Inc.	5,800	385,410
Texas Roadhouse, Inc.	1,857	48,802
Vail Resorts, Inc.	1,000	69,380
Wendy's Co. (The)(a)	9,400	79,712
Wyndham Worldwide Corp.	4,021	245,160
Wynn Resorts Ltd.	2,364	373,536
Yum! Brands, Inc.	13,200	942,348
		10,381,431
Household Durables — 0.5%
DR Horton, Inc.(a)	8,800	170,984
Garmin Ltd.(a)	3,381	152,787
Harman International Industries, Inc.	1,900	125,837
Jarden Corp.*	2,982	144,329
Kid Brands, Inc.(a)*	100	147
Leggett & Platt, Inc.(a)	4,300	129,645
Lennar Corp., Class A	4,500	159,300
Meritage Homes Corp.*	400	17,180
Mohawk Industries, Inc.*	1,643	214,001
Newell Rubbermaid, Inc.	8,600	236,500
NVR, Inc.*	100	91,919
PulteGroup, Inc.(a)	10,447	172,376
Ryland Group, Inc. (The)(a)	1,100	44,594
Standard Pacific Corp.*	3,900	30,849
Tempur-Pedic International, Inc.(a)*	1,800	79,128
Toll Brothers, Inc.(a)*	4,500	145,935
Tupperware Brands Corp.(a)	1,700	146,829
Whirlpool Corp.	2,267	331,979
		2,394,319
Household Products — 1.8%
Church & Dwight Co., Inc.	4,100	246,205
Clorox Co. (The)(a)	3,866	315,930
Colgate-Palmolive Co.	26,914	1,596,000
Energizer Holdings, Inc.	1,900	173,185
Kimberly-Clark Corp.	11,289	1,063,650
Procter & Gamble Co. (The)	77,938	5,891,333
Spectrum Brands Holdings, Inc.	817	53,791
		9,340,094
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	18,700	248,523
Calpine Corp.*	10,694	207,784
Dynegy, Inc.*	1,700	32,844
NRG Energy, Inc.	9,347	255,454
		744,605
Industrial Conglomerates — 2.0%
3M Co.	19,183	2,290,642
Carlisle Cos., Inc.	1,635	114,924
Danaher Corp.	17,053	1,182,114
General Electric Co.	297,028	7,095,999
		10,683,679
Insurance — 3.2%
ACE Ltd.	10,074	942,523
Aflac, Inc.	13,336	826,699
Alleghany Corp.*	427	174,921
Allied World Assurance Co., Holdings Ltd.	1,000	99,390
Allstate Corp. (The)	13,443	679,544
American Equity Investment Life Holding Co.(a)	1,400	29,708
American Financial Group, Inc.	1,900	102,714
American International Group, Inc.	40,517	1,970,342
American National Insurance Co.	189	18,530
Amtrust Financial Services, Inc.(a)	990	38,669
Aon PLC	8,685	646,511
Arch Capital Group Ltd.*	3,938	213,164
Arthur J Gallagher & Co.	3,800	165,870
Aspen Insurance Holdings Ltd.	2,100	76,209
Assurant, Inc.	2,400	129,840
Assured Guaranty Ltd.	4,900	91,875
Axis Capital Holdings Ltd.	3,400	147,254
Brown & Brown, Inc.	3,700	118,770
Chubb Corp. (The)	7,507	670,075
Cincinnati Financial Corp.	4,614	217,596
CNA Financial Corp.	3,808	145,389
CNO Financial Group, Inc.	6,200	89,280
Endurance Specialty Holdings Ltd.	1,200	64,464
Enstar Group Ltd.(a)*	300	40,980
Erie Indemnity Co., Class A	830	60,150

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Everest Re Group Ltd.	1,500	$218,115
Fidelity National Financial, Inc., Class A	6,204	165,026
First American Financial Corp.	3,300	80,355
Genworth Financial, Inc., Class A*	13,600	173,944
Hanover Insurance Group, Inc. (The)	1,100	60,852
Hartford Financial Services Group, Inc.	12,100	376,552
HCC Insurance Holdings, Inc.	2,761	120,987
Hilltop Holdings, Inc.*	575	10,638
Kemper Corp.	1,200	40,320
Lincoln National Corp.	8,333	349,903
Loews Corp.	9,559	446,788
Markel Corp.*	300	155,331
Marsh & McLennan Cos., Inc.	16,120	702,026
MBIA, Inc.*	3,900	39,897
Mercury General Corp.	800	38,648
MetLife, Inc.	27,392	1,286,054
Old Republic International Corp.	7,050	108,570
OneBeacon Insurance Group Ltd., Class A	200	2,952
PartnerRe Ltd.	1,567	143,443
Platinum Underwriters Holdings Ltd.	1,200	71,676
Primerica, Inc.	1,400	56,476
Principal Financial Group, Inc.(a)	8,200	351,124
ProAssurance Corp.	1,800	81,108
Progressive Corp. (The)	16,600	452,018
Protective Life Corp.	2,200	93,610
Prudential Financial, Inc.	13,334	1,039,785
Reinsurance Group of America, Inc.	2,081	139,406
RenaissanceRe Holdings Ltd.	1,400	126,742
RLI Corp.(a)	500	43,710
Selective Insurance Group, Inc.	213	5,219
StanCorp Financial Group, Inc.(a)	1,400	77,028
Torchmark Corp.	2,700	195,345
Travelers Companies, Inc. (The)	10,928	926,367
Unum Group	8,151	248,116
Validus Holdings Ltd.	2,641	97,664
Willis Group Holdings PLC(a)	5,000	216,650
WR Berkley Corp.	3,405	145,938
XL Group PLC	8,756	269,860
		16,918,710
Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	10,749	3,360,567
Expedia, Inc.(a)	2,864	148,327
Groupon, Inc.*	7,600	85,196
HomeAway, Inc.(a)*	900	25,200
HSN, Inc.	900	48,258
Liberty Media Corp. - Interactive, Class A*	14,737	345,877
Liberty Ventures, Series A*	781	68,861
NetFlix, Inc.*	1,500	463,815
Priceline.com, Inc.*	1,531	1,547,764
Shutterfly, Inc.*	1,000	55,880
TripAdvisor, Inc.*	3,464	262,710
		6,412,455
Internet Software & Services — 2.7%
Akamai Technologies, Inc.*	5,154	266,462
AOL, Inc.(a)*	2,827	97,758
Cornerstone OnDemand, Inc.*	1,000	51,440
CoStar Group, Inc.*	765	128,443
Dealertrack Technologies, Inc.*	1,153	49,395
eBay, Inc.*	33,708	1,880,569
Equinix, Inc.(a)*	1,371	251,784
Facebook, Inc., Class A*	42,482	2,134,296
Google, Inc., Class A*	7,889	6,910,054
IAC/InterActiveCorp	2,253	123,172
j2 Global, Inc.(a)	1,500	74,280
LinkedIn Corp., Class A*	3,300	811,998
Pandora Media, Inc.(a)*	3,300	82,929
Rackspace Hosting, Inc.(a)*	2,900	153,004
Valueclick, Inc.(a)*	764	15,929
VeriSign, Inc.(a)*	4,600	234,094
WebMD Health Corp.*	660	18,876
Yahoo!, Inc.*	33,102	1,097,662
Zillow, Inc., Class A(a)*	900	75,933
		14,458,078
IT Services — 3.5%
Accenture PLC, Class A	19,643	1,446,511
Acxiom Corp.*	1,892	53,714
Alliance Data Systems Corp.(a)*	1,500	317,205
Amdocs Ltd.	4,430	162,315
Automatic Data Processing, Inc.	17,451	1,263,103
Booz Allen Hamilton Holding Corp.	1,223	23,628
Broadridge Financial Solutions, Inc.	3,675	116,681
Cardtronics, Inc.*	1,216	45,114
Cognizant Technology Solutions Corp., Class A*	8,342	685,045
Computer Sciences Corp.	4,600	238,004
Convergys Corp.(a)	3,200	60,000
CoreLogic, Inc.*	2,308	62,431
DST Systems, Inc.	1,100	82,951
Euronet Worldwide, Inc.*	1,100	43,780
Fidelity National Information Services, Inc.	7,898	366,783
Fiserv, Inc.*	3,750	378,938
FleetCor Technologies, Inc.*	1,930	212,609
Gartner, Inc., Class A*	2,700	162,000
Genpact Ltd.*	5,390	101,763
Global Payments, Inc.	2,380	121,570
Heartland Payment Systems, Inc.(a)	1,100	43,692
iGate Corp.*	900	24,984
International Business Machines Corp.	28,794	5,332,073
Jack Henry & Associates, Inc.	2,400	123,864
Leidos Holdings, Inc.(a)	2,050	93,316
Lender Processing Services, Inc.	2,639	87,800
Mastercard, Inc., Class A	2,900	1,951,062
MAXIMUS, Inc.	2,000	90,080
NeuStar, Inc., Class A*	1,900	94,012
Paychex, Inc.(a)	9,362	380,472
Sapient Corp.*	3,176	49,450
Science Applications International Corp.*	1,172	39,536
Syntel, Inc.	600	48,060
Teradata Corp.*	4,800	266,112
Total System Services, Inc.	4,982	146,571
Vantiv, Inc., Class A*	3,150	88,011
VeriFone Systems, Inc.*	2,900	66,294
Visa, Inc., Class A	15,063	2,878,539
Western Union Co. (The)	17,126	319,571
WEX, Inc.*	1,100	96,525
		18,164,169
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,397	95,664
Hasbro, Inc.(a)	3,600	169,704
Mattel, Inc.	9,800	410,228
Polaris Industries, Inc.(a)	2,000	258,360
		933,956
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	10,033	514,191
Bio-Rad Laboratories, Inc., Class A*	600	70,536
Bruker Corp.(a)*	2,900	59,885

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Charles River Laboratories International, Inc.*	1,388	$64,209
Covance, Inc.*	1,600	138,336
Illumina, Inc.(a)*	3,620	292,605
Life Technologies Corp.*	4,823	360,905
Mettler-Toledo International, Inc.*	900	216,081
Parexel International Corp.*	1,600	80,368
PerkinElmer, Inc.	3,072	115,968
Techne Corp.	1,000	80,060
Thermo Fisher Scientific, Inc.	11,250	1,036,687
Waters Corp.*	2,500	265,525
		3,295,356
Machinery — 2.1%
Actuant Corp., Class A(a)	1,800	69,912
AGCO Corp.	2,800	169,176
Barnes Group, Inc.(a)	1,800	62,856
Briggs & Stratton Corp.(a)	300	6,036
Caterpillar, Inc.	18,350	1,529,839
Chart Industries, Inc.(a)*	800	98,432
CLARCOR, Inc.(a)	1,500	83,295
CNH Industrial NV*	61	766
Colfax Corp.*	2,000	112,980
Crane Co.	1,500	92,505
Cummins, Inc.	5,200	690,924
Deere & Co.	10,166	827,411
Donaldson Co., Inc.	4,200	160,146
Dover Corp.	4,900	440,167
Flowserve Corp.	4,200	262,038
Graco, Inc.	1,850	137,011
Harsco Corp.	2,400	59,760
IDEX Corp.	2,300	150,075
Illinois Tool Works, Inc.	12,500	953,375
Ingersoll Rand PLC	8,709	565,562
ITT Corp.	2,544	91,457
Joy Global, Inc.(a)	2,900	148,016
Kennametal, Inc.	2,100	95,760
Lincoln Electric Holdings, Inc.	2,243	149,429
Manitowoc Co., Inc. (The)	3,300	64,614
Middleby Corp.*	500	104,455
Mueller Industries, Inc.	495	27,557
Navistar International Corp.(a)*	1,341	48,920
Nordson Corp.	1,700	125,171
Oshkosh Corp.*	2,600	127,348
PACCAR, Inc.	10,509	584,931
Pall Corp.	3,200	246,528
Parker Hannifin Corp.	4,325	470,214
Pentair Ltd.	5,864	380,808
Snap-On, Inc.	1,600	159,200
SPX Corp.	1,400	118,496
Stanley Black & Decker, Inc.	4,322	391,443
Terex Corp.*	2,600	87,360
Timken Co.	2,600	157,040
Toro Co. (The)	1,727	93,862
Trimas Corp.*	400	14,920
Trinity Industries, Inc.(a)	2,400	108,840
Valmont Industries, Inc.	700	97,237
WABCO Holdings, Inc.*	1,899	160,010
Wabtec Corp.	2,800	176,036
Watts Water Technologies, Inc., Class A	900	50,733
Woodward, Inc.	1,750	71,452
Xylem, Inc.	5,089	142,136
		10,966,239
Marine — 0.0%
Kirby Corp.(a)*	1,600	138,480
Matson, Inc.	1,200	31,476
		169,956
Media — 3.7%
AMC Networks, Inc., Class A*	1,725	118,128
Cablevision Systems Corp., Class A	6,000	101,040
CBS Corp., Class A	1,116	61,748
CBS Corp., Class B	16,952	935,072
Charter Communications, Inc., Class A*	1,752	236,100
Cinemark Holdings, Inc.	3,150	99,981
Clear Channel Outdoor Holdings, Inc., Class A*	1,565	12,833
Comcast Corp., Class A	62,283	2,812,077
Comcast Corp., Class A Special	14,250	618,023
CTC Media, Inc.	1,697	17,835
DIRECTV*	15,443	922,719
Discovery Communications, Inc., Class A*	4,420	373,136
Discovery Communications, Inc., Class C*	2,720	212,486
DISH Network Corp., Class A	6,400	288,064
DreamWorks Animation SKG, Inc., Class A*	2,400	68,304
Gannett Co., Inc.	6,700	179,493
Interpublic Group of Cos., Inc. (The)	12,095	207,792
John Wiley & Sons, Inc., Class A(a)	1,300	61,997
Lamar Advertising Co., Class A*	2,400	112,872
Liberty Global PLC, Series A*	6,259	496,652
Liberty Global PLC, Series C*	4,922	371,266
Liberty Media Corp.*	3,157	464,553
Lions Gate Entertainment Corp.*	2,200	77,110
Live Nation Entertainment, Inc.*	4,494	83,364
Loral Space & Communications, Inc.	365	24,721
Madison Square Garden Co. (The), Class A*	1,825	105,978
Meredith Corp.(a)	900	42,858
Morningstar, Inc.(a)	700	55,482
New York Times Co. (The), Class A(a)*	4,200	52,794
News Corp., Class A*	10,911	175,231
News Corp., Class B(a)*	3,125	51,344
Omnicom Group, Inc.	7,700	488,488
Regal Entertainment Group, Class A(a)	2,586	49,082
Scripps Networks Interactive, Inc., Class A	2,435	190,198
Sinclair Broadcast Group, Inc., Class A	2,000	67,040
Sirius XM Radio, Inc.	99,411	384,721
Starz - Liberty Capital*	3,257	91,619
Time Warner Cable, Inc.	8,458	943,913
Time Warner, Inc.	27,300	1,796,613
Twenty-First Century Fox, Inc.	43,644	1,462,074
Twenty-First Century Fox, Inc., Class B	14,419	481,595
Viacom, Inc., Class A	294	24,640
Viacom, Inc., Class B	12,739	1,064,726
Walt Disney Co. (The)	49,292	3,178,841
Washington Post Co. (The), Class B(a)	100	61,135
		19,725,738
Metals & Mining — 0.6%
Alcoa, Inc.(a)	30,700	249,284
Allegheny Technologies, Inc.(a)	2,400	73,248
Carpenter Technology Corp.(a)	1,500	87,165
Cliffs Natural Resources, Inc.(a)	4,187	85,834
Coeur Mining, Inc.*	764	9,206
Commercial Metals Co.	3,500	59,325
Compass Minerals International, Inc.	1,000	76,270
Freeport-McMoRan Copper & Gold, Inc.	29,105	962,793
Newmont Mining Corp.	13,200	370,920
Nucor Corp.	8,994	440,886
Reliance Steel & Aluminum Co.	2,000	146,540
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Royal Gold, Inc.(a)	1,700	$82,722
Southern Copper Corp.(a)	4,904	133,585
Steel Dynamics, Inc.	5,800	96,918
United States Steel Corp.(a)	3,923	80,775
Worthington Industries, Inc.	1,900	65,417
		3,020,888
Multi-Utilities — 1.1%
Alliant Energy Corp.	3,200	158,560
Ameren Corp.	7,000	243,880
Avista Corp.	1,800	47,520
Black Hills Corp.	1,300	64,818
Centerpoint Energy, Inc.	12,350	296,029
CMS Energy Corp.	7,678	202,085
Consolidated Edison, Inc.	8,598	474,094
Dominion Resources, Inc.	16,916	1,056,912
DTE Energy Co.	5,100	336,498
Integrys Energy Group, Inc.	2,277	127,262
MDU Resources Group, Inc.	5,425	151,737
NiSource, Inc.	9,352	288,883
NorthWestern Corp.	400	17,968
PG&E Corp.	13,258	542,517
Public Service Enterprise Group, Inc.	15,071	496,288
SCANA Corp.	4,100	188,764
Sempra Energy	7,000	599,200
TECO Energy, Inc.(a)	5,800	95,932
Vectren Corp.	2,300	76,705
Wisconsin Energy Corp.	6,853	276,724
		5,742,376
Multiline Retail — 0.7%
Big Lots, Inc.*	1,700	63,053
Dillard's, Inc., Class A	796	62,327
Dollar General Corp.*	9,200	519,432
Dollar Tree, Inc.*	6,616	378,171
Family Dollar Stores, Inc.	3,062	220,525
J.C. Penney Co., Inc.(a)*	4,700	41,454
Kohl's Corp.(a)	6,410	331,717
Macy's, Inc.	11,400	493,278
Nordstrom, Inc.	4,600	258,520
Saks, Inc.*	3,600	57,384
Sears Holdings Corp.(a)*	1,189	70,912
Target Corp.	17,300	1,106,854
		3,603,627
Office Electronics — 0.1%
Xerox Corp.	38,122	392,275
Zebra Technologies Corp., Class A*	1,575	71,710
		463,985
Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp.	14,800	1,376,252
Apache Corp.	11,008	937,221
Berry Petroleum Co., Class A	1,600	69,008
Bonanza Creek Energy, Inc.(a)*	800	38,608
Cabot Oil & Gas Corp.	12,400	462,768
Carrizo Oil & Gas, Inc.*	1,000	37,310
Cheniere Energy, Inc.*	5,900	201,426
Chesapeake Energy Corp.	18,800	486,544
Chevron Corp.	55,238	6,711,417
Cimarex Energy Co.	2,410	232,324
Cobalt International Energy, Inc.*	8,260	205,344
Concho Resources, Inc.*	2,800	304,668
ConocoPhillips	32,770	2,277,843
Consol Energy, Inc.	6,537	219,970
Continental Resources, Inc.(a)*	1,300	139,438
Denbury Resources, Inc.*	11,108	204,498
Devon Energy Corp.	11,149	643,966
Energen Corp.	2,100	160,419
Energy XXI Bermuda Ltd.	1,891	57,108
EOG Resources, Inc.	8,040	1,361,011
EPL Oil & Gas, Inc.*	800	29,688
EQT Corp.	4,577	406,071
Exxon Mobil Corp.	125,284	10,779,435
Gulf Coast Ultra Deep Royalty Trust*	2,975	6,485
Gulfport Energy Corp.*	2,329	149,848
Hess Corp.	9,000	696,060
HollyFrontier Corp.	5,894	248,196
Kinder Morgan, Inc.	20,550	730,963
Kodiak Oil & Gas Corp.*	7,300	88,038
Kosmos Energy Ltd.*	3,400	34,952
Laredo Petroleum Holdings, Inc.*	1,900	56,392
Marathon Oil Corp.	20,443	713,052
Marathon Petroleum Corp.	9,901	636,832
Murphy Oil Corp.	5,221	314,931
Newfield Exploration Co.*	3,900	106,743
Noble Energy, Inc.	10,618	711,512
Oasis Petroleum, Inc.*	2,012	98,850
Occidental Petroleum Corp.	23,483	2,196,600
PDC Energy, Inc.*	796	47,394
Peabody Energy Corp.	7,900	136,275
Phillips 66	16,790	970,798
Pioneer Natural Resources Co.(a)	4,002	755,578
QEP Resources, Inc.	5,200	143,988
Range Resources Corp.	4,700	356,683
Rosetta Resources, Inc.*	1,700	92,582
SandRidge Energy, Inc.(a)*	10,354	60,674
SemGroup Corp., Class A	1,200	68,424
SM Energy Co.	1,900	146,661
Southwestern Energy Co.*	10,400	378,352
Spectra Energy Corp.	19,724	675,153
Targa Resources Corp.	900	65,664
Teekay Corp.(a)	1,000	42,750
Tesoro Corp.	3,900	171,522
Ultra Petroleum Corp.(a)*	4,500	92,565
Valero Energy Corp.	16,218	553,845
Western Refining, Inc.(a)	2,000	60,080
Whiting Petroleum Corp.*	3,200	191,520
Williams Companies, Inc. (The)	20,000	727,200
World Fuel Services Corp.(a)	2,000	74,620
WPX Energy, Inc.(a)*	5,633	108,492
		40,052,611
Paper & Forest Products — 0.2%
Domtar Corp.	1,000	79,420
International Paper Co.	12,545	562,016
KapStone Paper and Packaging Corp.	1,323	56,624
Louisiana-Pacific Corp.*	3,700	65,083
Schweitzer-Mauduit International, Inc.	733	44,369
		807,512
Personal Products — 0.2%
Avon Products, Inc.	12,500	257,500
Estee Lauder Companies, Inc. (The), Class A	7,100	496,290
Herbalife Ltd.(a)	2,700	188,379
Nu Skin Enterprises, Inc., Class A	1,488	142,461
Prestige Brands Holdings, Inc.*	1,608	48,433
		1,133,063
Pharmaceuticals — 5.2%
AbbVie, Inc.	46,758	2,091,485
Actavis, Inc.*	3,900	561,600

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Allergan, Inc.	8,496	$768,463
Bristol-Myers Squibb Co.	48,400	2,239,952
Eli Lilly & Co.	29,200	1,469,636
Endo Health Solutions, Inc.*	3,509	159,449
Forest Laboratories, Inc.*	7,847	335,773
Hospira, Inc.*	4,720	185,119
Impax Laboratories, Inc.*	500	10,255
Jazz Pharmaceuticals PLC*	1,400	128,758
Johnson & Johnson	80,495	6,978,112
Mallinckrodt PLC*	1,633	71,999
Medicines Co. (The)*	1,632	54,705
Merck & Co., Inc.	86,133	4,100,792
Mylan, Inc.*	11,425	436,092
Perrigo Co.	2,500	308,450
Pfizer, Inc.	187,013	5,369,143
Questcor Pharmaceuticals, Inc.(a)	1,600	92,800
Salix Pharmaceuticals Ltd.*	1,900	127,072
Santarus, Inc.*	1,800	40,626
Viropharma, Inc.(a)*	1,800	70,740
Warner Chilcott PLC, Class A	6,087	139,088
Zoetis, Inc.	48,010	1,494,071
		27,234,180
Professional Services — 0.3%
Acacia Research Corp.	428	9,870
Advisory Board Co. (The)(a)*	1,000	59,480
Corporate Executive Board Co. (The)	1,000	72,620
Dun & Bradstreet Corp.(a)	1,200	124,620
Equifax, Inc.	3,389	202,832
IHS, Inc., Class A*	1,800	205,524
Manpowergroup, Inc.	2,400	174,576
Nielsen Holdings NV	6,437	234,628
On Assignment, Inc.*	1,277	42,141
Robert Half International, Inc.	4,000	156,120
Towers Watson & Co., Class A	2,000	213,920
Verisk Analytics, Inc., Class A*	4,357	283,031
		1,779,362
Real Estate Investment Trusts (REITs) — 0.0%
Geo Group, Inc. (The)	1,958	65,103
Ryman Hospitality Properties(a)	958	33,061
		98,164
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.*	500	18,010
Altisource Asset Management Corp.*	40	21,170
Altisource Portfolio Solutions SA*	400	56,004
CBRE Group, Inc.*	8,900	205,857
Forest City Enterprises, Inc., Class A*	3,600	68,184
Howard Hughes Corp. (The)*	989	111,134
Jones Lang LaSalle, Inc.	1,100	96,030
St. Joe Co. (The)*	1,588	31,156
		607,545
Road & Rail — 1.0%
AMERCO	300	55,239
Avis Budget Group, Inc.*	3,078	88,739
Con-way, Inc.	1,500	64,635
CSX Corp.	30,183	776,910
Genesee & Wyoming, Inc., Class A*	1,300	120,861
Hertz Global Holdings, Inc.*	11,200	248,192
JB Hunt Transport Services, Inc.	2,700	196,911
Kansas City Southern	3,100	339,016
Landstar System, Inc.	1,200	67,176
Norfolk Southern Corp.	9,281	717,885
Old Dominion Freight Line, Inc.*	2,137	98,281
Ryder System, Inc.	1,600	95,520
Swift Transportation Co.*	2,254	45,508
Union Pacific Corp.	13,600	2,112,624
Werner Enterprises, Inc.(a)	1,200	27,996
		5,055,493
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.(a)*	17,163	65,219
Altera Corp.	9,023	335,295
Analog Devices, Inc.	9,100	428,155
Applied Materials, Inc.	34,500	605,130
ASML Holding NV	805	79,502
Atmel Corp.*	12,900	95,976
Avago Technologies Ltd.	7,400	319,088
Broadcom Corp., Class A	14,202	369,394
Cree, Inc.(a)*	3,400	204,646
Entegris, Inc.*	4,137	41,991
Fairchild Semiconductor International, Inc.*	3,875	53,824
First Solar, Inc.(a)*	2,200	88,462
Freescale Semiconductor Ltd.*	1,800	29,970
Hittite Microwave Corp.(a)*	800	52,280
Integrated Device Technology, Inc.*	2,742	25,830
Intel Corp.	141,909	3,252,554
International Rectifier Corp.*	929	23,011
Intersil Corp., Class A	1,851	20,787
Kla-Tencor Corp.	4,900	298,165
Lam Research Corp.*	4,962	254,005
Linear Technology Corp.	6,900	273,654
LSI Corp.	14,994	117,253
Marvell Technology Group Ltd.	12,700	146,050
Maxim Integrated Products, Inc.	8,300	247,340
Microchip Technology, Inc.(a)	5,950	239,725
Micron Technology, Inc.*	30,501	532,852
Microsemi Corp.*	2,900	70,325
NVIDIA Corp.	16,500	256,740
ON Semiconductor Corp.*	13,130	95,849
PMC - Sierra, Inc.*	2,850	18,867
RF Micro Devices, Inc.*	1,443	8,138
Semtech Corp.*	1,800	53,982
Silicon Laboratories, Inc.*	1,400	59,794
Skyworks Solutions, Inc.*	5,200	129,168
SunEdison, Inc.*	1,549	12,346
SunPower Corp.(a)*	895	23,413
Synaptics, Inc.(a)*	500	22,140
Teradyne, Inc.(a)*	5,500	90,860
Texas Instruments, Inc.	32,403	1,304,869
Xilinx, Inc.	7,767	363,962
		10,710,611
Software — 3.4%
Activision Blizzard, Inc.	13,438	224,011
Adobe Systems, Inc.*	14,608	758,740
Advent Software, Inc.	900	28,575
ANSYS, Inc.*	2,800	242,256
Aspen Technology, Inc.*	2,799	96,705
Autodesk, Inc.*	6,300	259,371
CA, Inc.	9,376	278,186
Cadence Design Systems, Inc.*	7,900	106,650
Citrix Systems, Inc.*	5,079	358,628
Commvault Systems, Inc.*	1,260	110,666
Compuware Corp.	5,600	62,720
Concur Technologies, Inc.(a)*	1,400	154,700
Electronic Arts, Inc.*	9,400	240,170
Factset Research Systems, Inc.(a)	1,250	136,375
Fair Isaac Corp.	950	52,516
Fortinet, Inc.*	2,600	52,676
Guidewire Software, Inc.(a)*	1,100	51,821

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Informatica Corp.*	3,000	$116,910
Intuit, Inc.	7,747	513,704
Manhattan Associates, Inc.*	600	57,270
Mentor Graphics Corp.	3,300	77,121
Micros Systems, Inc.(a)*	2,300	114,862
Microsoft Corp.	226,359	7,540,018
NetSuite, Inc.*	788	85,057
Nuance Communications, Inc.*	6,700	125,256
Oracle Corp.	104,058	3,451,604
PTC, Inc.*	3,480	98,936
QLIK Technologies, Inc.*	2,500	85,600
Red Hat, Inc.*	5,400	249,156
Rovi Corp.*	3,151	60,405
Salesforce.com, Inc.*	14,800	768,268
Solarwinds, Inc.*	1,750	61,355
Solera Holdings, Inc.	1,984	104,894
SS&C Technologies Holdings, Inc.*	1,795	68,390
Symantec Corp.	20,392	504,702
Synopsys, Inc.*	4,200	158,340
Take-Two Interactive Software, Inc.*	2,200	39,952
TIBCO Software, Inc.*	4,600	117,714
Tyler Technologies, Inc.*	900	78,723
Ultimate Software Group, Inc.(a)*	780	114,972
Verint Systems, Inc.*	1,376	50,995
VMware, Inc.*	2,247	181,782
Zynga, Inc., Class A*	15,300	56,304
		18,097,056
Specialty Retail — 2.5%
Aaron's, Inc.	2,250	62,325
Abercrombie & Fitch Co., Class A(a)	2,500	88,425
Advance Auto Parts, Inc.	2,100	173,628
American Eagle Outfitters, Inc.	4,750	66,453
Ann, Inc.*	1,550	56,141
Asbury Automotive Group, Inc.*	817	43,464
Ascena Retail Group, Inc.*	4,000	79,720
AutoNation, Inc.*	961	50,135
AutoZone, Inc.*	960	405,821
Bed Bath & Beyond, Inc.*	6,421	496,729
Best Buy Co., Inc.	8,309	311,587
Buckle, Inc. (The)(a)	900	48,645
Cabela's, Inc.(a)*	1,400	88,242
Carmax, Inc.*	6,646	322,132
Chico's FAS, Inc.	5,400	89,964
Conn's, Inc.*	800	40,032
CST Brands, Inc.(a)	1,802	53,700
Dick's Sporting Goods, Inc.	2,800	149,464
DSW, Inc., Class A	1,045	89,159
Express, Inc.*	2,600	61,334
Foot Locker, Inc.	4,100	139,154
GameStop Corp., Class A	3,588	178,144
Gap, Inc. (The)	9,020	363,326
Genesco, Inc.*	700	45,906
GNC Holdings, Inc., Class A	2,914	159,192
Group 1 Automotive, Inc.(a)	500	38,840
Guess?, Inc.	1,900	56,715
Hibbett Sports, Inc.(a)*	200	11,230
Home Depot, Inc. (The)	42,608	3,231,817
L Brands, Inc.	7,378	450,796
Lithia Motors, Inc., Class A	600	43,776
Lowe's Cos., Inc.	31,312	1,490,764
Lumber Liquidators Holdings, Inc.(a)*	453	48,312
Men's Wearhouse, Inc. (The)	1,750	59,588
Monro Muffler Brake, Inc.(a)	570	26,499
Murphy USA, Inc.*	1,305	52,709
O'Reilly Automotive, Inc.*	3,100	395,529
Office Depot, Inc.(a)*	1,500	7,245
Penske Auto Group, Inc.	1,318	56,318
PetSmart, Inc.	3,057	233,127
Pier 1 Imports, Inc.	3,200	62,464
Rent-A-Center, Inc.(a)	1,700	64,770
Ross Stores, Inc.	6,400	465,920
Sally Beauty Holdings, Inc.*	5,102	133,468
Select Comfort Corp.*	1,700	41,395
Signet Jewelers Ltd.	2,400	171,960
Staples, Inc.(a)	19,850	290,802
Tiffany & Co.	3,806	291,616
TJX Cos., Inc.	21,022	1,185,431
Tractor Supply Co.	3,800	255,246
Ulta Salon Cosmetics & Fragrance, Inc.*	1,800	215,028
Urban Outfitters, Inc.*	3,400	125,018
Williams-Sonoma, Inc.(a)	2,400	134,880
		13,304,085
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.(a)	1,600	121,424
Coach, Inc.	8,310	453,144
Columbia Sportswear Co.	400	24,092
Deckers Outdoor Corp.(a)*	700	46,144
Fifth & Pacific Cos., Inc.*	3,527	88,633
Fossil Group, Inc.*	1,569	182,381
Hanesbrands, Inc.	2,901	180,761
Iconix Brand Group, Inc.*	1,972	65,510
Lululemon Athletica, Inc.(a)*	2,200	160,798
Michael Kors Holdings Ltd.*	5,300	394,956
NIKE, Inc., Class B	20,897	1,517,958
PVH Corp.	2,282	270,851
Ralph Lauren Corp.	1,800	296,514
Skechers U.S.A., Inc., Class A*	600	18,666
Steven Madden Ltd.*	1,096	58,998
Under Armour, Inc., Class A(a)*	2,400	190,680
VF Corp.	2,500	497,625
Wolverine World Wide, Inc.(a)	1,600	93,168
		4,662,303
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,239	40,261
Hudson City Bancorp, Inc.	13,407	121,333
New York Community Bancorp, Inc.(a)	10,665	161,148
Ocwen Financial Corp.*	3,225	179,858
People's United Financial, Inc.(a)	9,310	133,878
TFS Financial Corp.*	2,631	31,493
Washington Federal, Inc.	2,947	60,944
		728,915
Tobacco — 1.3%
Altria Group, Inc.	58,147	1,997,350
Lorillard, Inc.	11,300	506,014
Philip Morris International, Inc.	44,612	3,862,953
Reynolds American, Inc.	9,767	476,434
Vector Group Ltd.(a)	1,495	24,073
		6,866,824
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	964	49,646
Beacon Roofing Supply, Inc.*	1,400	51,618
Fastenal Co.	7,980	400,995
GATX Corp.	1,100	52,272
MSC Industrial Direct Co., Class A	1,400	113,890
Textainer Group Holdings Ltd.(a)	621	23,517
United Rentals, Inc.(a)*	1,864	108,653
Watsco, Inc.	800	75,416

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
WESCO International, Inc.(a)*	1,100	$84,183
WW Grainger, Inc.	1,700	444,907
		1,405,097
Water Utilities — 0.1%
American Water Works Co., Inc.	5,200	214,656
Aqua America, Inc.	5,042	124,689
		339,345
Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	8,403	613,671
SBA Communications Corp., Class A*	3,678	295,932
Sprint Corp.(a)*	22,265	138,266
T-Mobile US, Inc.*	4,200	109,074
Telephone & Data Systems, Inc.	2,213	65,394
United States Cellular Corp.	400	18,212
		1,240,549
TOTAL COMMON STOCKS
(Identified Cost $273,782,338)		502,656,784

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,133,210	21,508,328
TOTAL MUTUAL FUNDS
(Identified Cost $12,683,704)		21,508,328

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,782,238	2,782,238
		2,782,239
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,782,239)		2,782,239

COLLATERAL FOR SECURITIES ON LOAN — 4.2%
Short-Term — 4.2%
State Street Navigator Securities Lending Prime Portfolio	22,127,803	22,127,803
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $22,127,803)		22,127,803

Total Investments — 104.3%
(Identified Cost $311,376,084)#		549,075,154
Liabilities, Less Cash and Other Assets — (4.3%)		(22,636,872)

Net Assets — 100.0%		$526,438,282

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2013, the market value of the securities on loan was $21,960,457.
#	At September 30, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $311,376,084. Net unrealized appreciation aggregated $237,699,070 of which $242,187,145 related to appreciated investment securities and $4,488,075, related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Core Market Fund

September 30, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	18.4%
Information Technology	17.4%
Consumer Discretionary	13.2%
Health Care	12.4%
Industrials	11.1%
Energy	9.6%
Consumer Staples	8.9%
Materials	3.7%
Utilities	3.2%
Telecommunication Services	2.1%
100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.2%
Engility Holdings, Inc.*	1,422	$45,120
L-3 Communications Holdings, Inc.	13,895	1,313,078
Northrop Grumman Corp.	34,405	3,277,420
Spirit Aerosystems Holdings, Inc., Class A*	3,497	84,767
Triumph Group, Inc.	3,880	272,454
		4,992,839
Air Freight & Logistics — 0.6%
FedEx Corp.	22,002	2,510,648
Airlines — 0.4%
Alaska Air Group, Inc.	1,193	74,706
Southwest Airlines Co.	117,519	1,711,076
		1,785,782
Auto Components — 0.1%
Autoliv, Inc.(a)	1,011	88,351
Lear Corp.	5,319	380,681
TRW Automotive Holdings Corp.*	772	55,051
		524,083
Automobiles — 0.9%
General Motors Co.*	101,686	3,657,645
Beverages — 0.3%
Beam, Inc.	421	27,217
Constellation Brands, Inc., Class A*	1,257	72,152
Molson Coors Brewing Co., Class B	24,745	1,240,467
		1,339,836
Building Products — 0.2%
Owens Corning*	18,618	707,112
Capital Markets — 2.5%
American Capital Ltd.*	27,068	372,185
Bank of New York Mellon Corp. (The)	107,308	3,239,628
E*Trade Financial Corp.*	15,035	248,077
Goldman Sachs Group, Inc. (The)	71	11,233
Legg Mason, Inc.(a)	17,377	581,087
Morgan Stanley	220,487	5,942,125
		10,394,335
Chemicals — 0.4%
Ashland, Inc.	12,433	1,149,804
Mosaic Co. (The)	10,244	440,697
		1,590,501
Commercial Banks — 1.3%
First Niagara Financial Group, Inc.(a)	14,353	148,841
KeyCorp	14,143	161,230
Popular, Inc.*	2,459	64,500
Regions Financial Corp.	199,452	1,846,926
SunTrust Banks, Inc.	77,544	2,513,976
Zions Bancorporation	24,798	679,961
		5,415,434
Commercial Services & Supplies — 0.6%
ADT Corp. (The)	21,705	882,525
KAR Auction Services, Inc.	9,902	279,336
Republic Services, Inc.	40,242	1,342,473
		2,504,334
Communications Equipment — 0.1%
Brocade Communications Systems, Inc.*	4,595	36,990
EchoStar Corp., Class A*	444	19,509
Juniper Networks, Inc.*	22,626	449,352
		505,851
Computers & Peripherals — 2.0%
Hewlett-Packard Co.	279,695	5,868,001
SanDisk Corp.	9,625	572,784
Western Digital Corp.	28,833	1,828,012
		8,268,797
Construction & Engineering — 0.4%
Aecom Technology Corp.*	1,694	52,971
Jacobs Engineering Group, Inc.*	3,978	231,440
KBR, Inc.	11,774	384,303
Quanta Services, Inc.*	17,042	468,826
URS Corp.	12,060	648,225
		1,785,765
Construction Materials — 0.2%
Vulcan Materials Co.	19,042	986,566
Consumer Finance — 0.9%
Capital One Financial Corp.	55,163	3,791,905

Containers & Packaging — 0.4%
MeadWestvaco Corp.	27,613	1,059,787
Rock-Tenn Co., Class A	3,337	337,938
Sealed Air Corp.	5,123	139,294
		1,537,019
Diversified Consumer Services — 0.0%
Service Corp. International	5,883	109,541
Diversified Financial Services — 10.6%
Bank of America Corp.	1,132,284	15,625,519
Citigroup, Inc.	318,590	15,454,801
CME Group, Inc.	50,465	3,728,354
JPMorgan Chase & Co.	157,978	8,165,883
Leucadia National Corp.	3,484	94,904
NASDAQ OMX Group, Inc. (The)	26,025	835,143
		43,904,604
Diversified Telecommunication Services — 4.2%
AT&T, Inc.	434,816	14,705,477
CenturyLink, Inc.	74,065	2,324,160
Frontier Communications Corp.(a)	54,691	228,061
Windstream Holdings, Inc.(a)	4,404	35,232
		17,292,930
Electrical Equipment — 0.9%
Eaton Corp. PLC	51,742	3,561,919
Regal-Beloit Corp.	200	13,586
		3,575,505
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.*	16,754	813,071
Avnet, Inc.	21,600	900,936
Corning, Inc.	156,348	2,281,117
Ingram Micro, Inc., Class A*	22,053	508,322
Jabil Circuit, Inc.	1,788	38,764
Molex, Inc.	742	28,582
		4,570,792
Energy Equipment & Services — 3.0%
Baker Hughes, Inc.	46,349	2,275,736
Helmerich & Payne, Inc.(a)	16,667	1,149,190
Nabors Industries Ltd.	36,124	580,151
National Oilwell Varco, Inc.	50,996	3,983,297
Noble Corp.	19,701	744,107
Patterson-UTI Energy, Inc.	20,710	442,780
Rowan Companies PLC, Class A*	19,250	706,860
Superior Energy Services, Inc.*	10,857	271,859
Tidewater, Inc.(a)	866	51,345
Transocean Ltd.	38,976	1,734,432
Weatherford International Ltd.*	40,120	615,040
		12,554,797
Food & Staples Retailing — 2.9%
CVS Caremark Corp.	199,177	11,303,295

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing (Continued)
Safeway, Inc.	16,967	$542,774
		11,846,069
Food Products — 4.0%
Archer-Daniels-Midland Co.	99,712	3,673,390
Bunge Ltd.	16,893	1,282,348
J.M. Smucker Co. (The)	17,926	1,882,947
Mondelez International, Inc., Class A	257,570	8,092,849
Seaboard Corp.	76	208,848
Tyson Foods, Inc., Class A	45,507	1,286,938
		16,427,320
Gas Utilities — 0.0%
UGI Corp.	2,541	99,429
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.*	201,115	2,361,090
CareFusion Corp.*	32,269	1,190,726
Hologic, Inc.(a)*	39,197	809,418
Teleflex, Inc.	3,080	253,423
		4,614,657
Health Care Providers & Services — 4.0%
Aetna, Inc.	61,488	3,936,462
CIGNA Corp.	6,138	471,767
Community Health Systems, Inc.	7,165	297,348
Express Scripts Holding Co.*	47,140	2,912,309
Humana, Inc.	23,386	2,182,615
Omnicare, Inc.	17,426	967,143
UnitedHealth Group, Inc.	18,837	1,348,918
WellPoint, Inc.	53,940	4,509,923
		16,626,485
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	90,764	2,962,537
Hyatt Hotels Corp., Class A*	1,197	51,423
MGM Resorts International*	77,590	1,585,940
Penn National Gaming, Inc.(a)*	11,414	631,879
Royal Caribbean Cruises Ltd.	34,910	1,336,355
Wendy's Co. (The)	10,348	87,751
		6,655,885
Household Durables — 0.5%
DR Horton, Inc.(a)	15,494	301,048
Lennar Corp., Class A(a)	1,533	54,268
Mohawk Industries, Inc.*	11,468	1,493,707
Toll Brothers, Inc.(a)*	12,234	396,749
		2,245,772
Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc.	48,714	1,331,354
Industrial Conglomerates — 2.7%
General Electric Co.	466,390	11,142,057
Insurance — 10.1%
Alleghany Corp.*	171	70,050
Allied World Assurance Co., Holdings Ltd.	5,578	554,397
American Financial Group, Inc.	14,278	771,869
American International Group, Inc.	228,581	11,115,894
American National Insurance Co.	2,000	196,080
Assurant, Inc.	13,249	716,771
Assured Guaranty Ltd.	7,835	146,906
Axis Capital Holdings Ltd.	19,277	834,887
CNA Financial Corp.	16,442	627,756
Everest Re Group Ltd.(a)	7,286	1,059,457
Genworth Financial, Inc., Class A*	74,443	952,126
Hartford Financial Services Group, Inc.	64,422	2,004,813
Lincoln National Corp.(a)	37,131	1,559,131
Loews Corp.	64,227	3,001,970
MetLife, Inc.	149,973	7,041,232
Old Republic International Corp.	25,408	391,283
PartnerRe Ltd.	6,316	578,167
Principal Financial Group, Inc.	15,417	660,156
Protective Life Corp.	5,133	218,409
Prudential Financial, Inc.	72,354	5,642,165
Reinsurance Group of America, Inc.	11,742	786,597
Unum Group	43,328	1,318,904
Validus Holdings Ltd.	5,948	219,957
XL Group PLC	44,242	1,363,538
		41,832,515
Internet & Catalog Retail — 0.6%
Liberty Media Corp. - Interactive, Class A*	84,056	1,972,795
Liberty Ventures, Series A*	3,237	285,406
		2,258,201
Internet Software & Services — 1.0%
Yahoo!, Inc.*	129,638	4,298,796
IT Services — 0.6%
Amdocs Ltd.	9,062	332,032
Computer Sciences Corp.	568	29,388
Fidelity National Information Services, Inc.	44,793	2,080,187
Leidos Holdings, Inc.(a)	1,234	56,183
Science Applications International Corp.*	706	23,803
		2,521,593
Life Sciences Tools & Services — 1.3%
Bio-Rad Laboratories, Inc., Class A*	172	20,220
Thermo Fisher Scientific, Inc.	58,298	5,372,161
		5,392,381
Machinery — 1.0%
AGCO Corp.	8,938	540,034
Oshkosh Corp.*	9,293	455,171
Pentair Ltd.	15,327	995,335
SPX Corp.	2,450	207,368
Stanley Black & Decker, Inc.	19,647	1,779,429
Terex Corp.*	1,887	63,403
Trinity Industries, Inc.(a)	1,024	46,439
		4,087,179
Media — 8.5%
CBS Corp., Class A(a)	6,734	372,592
Comcast Corp., Class A	317,237	14,323,251
Comcast Corp., Class A Special	88,831	3,852,600
Liberty Media Corp.*	507	74,605
Madison Square Garden Co. (The), Class A*	190	11,033
News Corp., Class A*	7,109	114,171
Time Warner Cable, Inc.	52,400	5,847,840
Time Warner, Inc.	149,632	9,847,282
Washington Post Co. (The), Class B(a)	1,026	627,245
		35,070,619
Metals & Mining — 1.8%
Alcoa, Inc.(a)	157,793	1,281,279
Allegheny Technologies, Inc.(a)	134	4,090
Cliffs Natural Resources, Inc.(a)	14,112	289,296
Freeport-McMoRan Copper & Gold, Inc.	87,479	2,893,805
Newmont Mining Corp.	15,047	422,821
Nucor Corp.	20,752	1,017,263
Reliance Steel & Aluminum Co.	12,193	893,381
Steel Dynamics, Inc.	31,588	527,836
		7,329,771
Multiline Retail — 0.3%
Dillard's, Inc., Class A(a)	3,058	239,441
J.C. Penney Co., Inc.(a)*	6,158	54,313
Kohl's Corp.(a)	11,229	581,101

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail (Continued)
Sears Holdings Corp.(a)*	9,184	$547,734
		1,422,589
Office Electronics — 0.5%
Xerox Corp.	181,364	1,866,236
Oil, Gas & Consumable Fuels — 17.6%
Anadarko Petroleum Corp.	75,248	6,997,311
Apache Corp.	38,785	3,302,155
Chesapeake Energy Corp.	90,029	2,329,950
Chevron Corp.	127,567	15,499,390
Cimarex Energy Co.	4,461	430,040
ConocoPhillips	191,467	13,308,871
Denbury Resources, Inc.*	54,644	1,005,996
Devon Energy Corp.	43,845	2,532,487
Hess Corp.	48,616	3,759,961
HollyFrontier Corp.	10,015	421,732
Marathon Oil Corp.	112,853	3,936,313
Marathon Petroleum Corp.	56,230	3,616,714
Murphy Oil Corp.	26,991	1,628,097
Newfield Exploration Co.*	352	9,634
Occidental Petroleum Corp.	45,329	4,240,075
Peabody Energy Corp.(a)	6,740	116,265
Phillips 66	90,463	5,230,571
Pioneer Natural Resources Co.(a)	447	84,394
QEP Resources, Inc.	13,345	369,523
Tesoro Corp.	19,911	875,686
Valero Energy Corp.	73,184	2,499,234
Whiting Petroleum Corp.*	6,003	359,280
WPX Energy, Inc.(a)*	29,849	574,892
		73,128,571
Paper & Forest Products — 0.3%
International Paper Co.	27,530	1,233,344
Pharmaceuticals — 1.5%
Forest Laboratories, Inc.*	13,821	591,401
Hospira, Inc.*	495	19,414
Pfizer, Inc.	198,047	5,685,929
		6,296,744
Professional Services — 0.1%
Manpowergroup, Inc.	4,858	353,371
Road & Rail — 2.8%
Avis Budget Group, Inc.*	6,452	186,011
CSX Corp.	166,439	4,284,140
Genesee & Wyoming, Inc., Class A*	4,464	415,018
Hertz Global Holdings, Inc.(a)*	30,253	670,407
Norfolk Southern Corp.	50,500	3,906,175
Ryder System, Inc.	7,740	462,078
Union Pacific Corp.	12,009	1,865,478
		11,789,307
Semiconductors & Semiconductor Equipment — 0.9%
First Solar, Inc.(a)*	6,654	267,557
Lam Research Corp.*	5,648	289,121
Marvell Technology Group Ltd.	20,352	234,048
Micron Technology, Inc.*	145,829	2,547,633
NVIDIA Corp.	16,415	255,417
Teradyne, Inc.(a)*	10,400	171,808
		3,765,584
Software — 0.3%
Activision Blizzard, Inc.	85,074	1,418,184
Specialty Retail — 0.5%
Best Buy Co., Inc.	2,217	83,138
GameStop Corp., Class A	18,743	930,590
Murphy USA, Inc.*	6,747	272,511
Staples, Inc.(a)	46,408	679,877
		1,966,116
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	11,638
People's United Financial, Inc.(a)	5,834	83,893
		95,531
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(a)*	7,636	445,103
WESCO International, Inc.(a)*	610	46,683
		491,786
Wireless Telecommunication Services — 0.4%
Sprint Corp.(a)*	104,269	647,511
T-Mobile US, Inc.*	24,396	633,564
United States Cellular Corp.	6,900	314,157
		1,595,232
TOTAL COMMON STOCKS
(Identified Cost $294,175,095)		413,509,299

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,075,083	2,075,083
		2,075,084
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,075,084)		2,075,084

COLLATERAL FOR SECURITIES ON LOAN — 3.0%
Short-Term — 3.0%
State Street Navigator Securities Lending Prime Portfolio	12,421,298	12,421,298
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $12,421,298)		12,421,298

Total Investments — 103.1%
(Identified Cost $308,671,477)#		428,005,681
Liabilities, Less Cash and Other Assets — (3.1%)		(12,729,845)

Net Assets — 100.0%		$415,275,836

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2013, the market value of the securities on loan was $13,205,256.
#	At September 30, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $308,671,477. Net unrealized appreciation aggregated $119,334,204 of which $125,623,038 related to appreciated investment securities and $6,288,834 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

September 30, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	25.9%
Energy	20.6%
Consumer Discretionary	13.0%
Industrials	11.0%
Health Care	7.9%
Consumer Staples	7.1%
Information Technology	6.6%
Telecommunication Services	4.5%
Materials	3.1%
Utilities	0.3%
100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.3%
AAR Corp.	6,784	$185,407
Aerovironment, Inc.(a)*	6,017	138,993
Alliant Techsystems, Inc.	8,149	795,016
Allied Defense Group, Inc. (The)(a) (b)*	1,000	3,150
American Science & Engineering, Inc.	2,000	120,620
Astronics Corp.*	2,988	148,533
CPI Aerostructures, Inc.*	1,342	15,554
Cubic Corp.	6,700	359,656
Curtiss-Wright Corp.	10,550	495,428
DigitalGlobe, Inc.*	21,706	686,344
Ducommun, Inc.*	2,055	58,937
Engility Holdings, Inc.*	910	28,874
Esterline Technologies Corp.*	8,587	686,015
Exelis, Inc.	33,479	525,955
GenCorp, Inc.(a)*	11,383	182,470
HEICO Corp.(a)	5,154	349,132
HEICO Corp., Class A	7,162	359,103
Huntington Ingalls Industries, Inc.	9,014	607,544
Innovative Solutions & Support, Inc.	4,950	39,402
Kratos Defense & Security Solutions, Inc.(a)*	9,025	74,727
LMI Aerospace, Inc.*	2,400	32,064
Moog, Inc., Class A*	9,707	569,510
National Presto Industries, Inc.	918	64,636
Orbital Sciences Corp.*	11,624	246,196
SIFCO Industries, Inc.	1,187	21,841
Sparton Corp.*	1,324	33,762
Sypris Solutions, Inc.	4,000	12,480
Taser International, Inc.*	11,291	168,349
Teledyne Technologies, Inc.*	8,099	687,848
		7,697,546
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	104,785
Atlas Air Worldwide Holdings, Inc.*	4,715	217,409
Echo Global Logistics, Inc.(a)*	3,415	71,510
Forward Air Corp.	6,730	271,556
HUB Group, Inc., Class A*	12,626	495,318
Pacer International, Inc.(a)*	9,154	56,663
Park-Ohio Holdings Corp.*	3,058	117,488
UTi Worldwide, Inc.	20,964	316,766
XPO Logistics, Inc.*	2,237	48,476
		1,699,971
Airlines — 0.6%
Allegiant Travel Co.	4,800	505,728
ATA Holdings Corp.(a) (b)*	600	—
Hawaiian Holdings, Inc.(a)*	12,656	94,161
JetBlue Airways Corp.(a)*	29,667	197,582
Republic Airways Holdings, Inc.*	14,829	176,465
Skywest, Inc.	8,004	116,218
Spirit Airlines, Inc.*	24,742	847,908
		1,938,062
Auto Components — 1.0%
Cooper Tire & Rubber Co.(a)	15,600	480,480
Dana Holding Corp.(a)	24,732	564,879
Dorman Products, Inc.(a)	8,481	420,234
Drew Industries, Inc.	4,800	218,592
Federal Mogul Corp.*	7,546	126,697
Fuel Systems Solutions, Inc.*	4,600	90,436
Gentherm, Inc.*	7,644	145,847
Modine Manufacturing Co.*	10,514	153,820
Motorcar Parts of America, Inc.*	1,192	15,103
Shiloh Industries, Inc.	3,600	47,160
Spartan Motors, Inc.	6,900	41,883
Standard Motor Products, Inc.	8,436	271,302
Stoneridge, Inc.*	7,998	86,458
Strattec Security Corp.	700	26,845
Superior Industries International, Inc.	5,600	99,848
Tenneco, Inc.*	11,682	589,941
Tower International, Inc.*	1,049	20,969
		3,400,494
Automobiles — 0.3%
Thor Industries, Inc.	13,400	777,736
Winnebago Industries, Inc.*	6,500	168,740
		946,476
Beverages — 0.1%
Coca-Cola Bottling Co., Consolidated	1,262	79,027
Craft Brew Alliance, Inc.*	3,511	47,188
MGP Ingredients, Inc.	5,072	26,577
National Beverage Corp.	10,920	195,031
		347,823
Biotechnology — 1.3%
Acorda Therapeutics, Inc.*	13,403	459,455
Aegerion Pharmaceuticals, Inc.(a)*	2,749	235,617
Affymax, Inc.(a)*	8,319	11,314
Alkermes PLC*	5,340	179,531
Alnylam Pharmaceuticals, Inc.(a)*	4,392	281,132
Arqule, Inc.*	5,110	11,906
Astex Pharmaceuticals, Inc.*	23,434	198,720
AVEO Pharmaceuticals, Inc.*	491	1,016
Biota Pharmaceuticals, Inc.	1,516	6,337
Celldex Therapeutics, Inc.(a)*	6,027	213,537
Celsion Corp.(a)*	2,900	3,335
Cepheid, Inc.(a)*	7,879	307,596
Cleveland Biolabs, Inc.(a)*	1,100	1,716
Codexis, Inc.(a)*	7,350	12,936
Dynavax Technologies Corp.(a)*	9,900	11,880
Emergent Biosolutions, Inc.*	5,270	100,394
Enzon Pharmaceuticals, Inc.	13,152	22,095
GTx, Inc.(a)*	6,119	12,299
iBio, Inc.*	2,200	957
Immunomedics, Inc.(a)*	4,078	25,243
Incyte Corp. Ltd.*	15,534	592,622
Isis Pharmaceuticals, Inc.(a)*	15,716	589,979
Maxygen, Inc.*	12,058	362
MediciNova, Inc.(a)*	4,071	10,259
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Momenta Pharmaceuticals, Inc.*	10,490	150,951
Myriad Genetics, Inc.(a)*	19,867	466,874
PDL BioPharma, Inc.(a)	18,702	149,055
Progenics Pharmaceuticals, Inc.*	288	1,449
Repligen Corp.(a)*	9,894	109,724
Rigel Pharmaceuticals, Inc.*	9,090	32,542
Sangamo Biosciences, Inc.(a)*	3,399	35,622
Spectrum Pharmaceuticals, Inc.	12,000	100,680
Synageva BioPharma Corp.(a)*	356	22,538
Targacept, Inc.*	1,758	9,335
Trubion Pharmaceuticals, Inc.(c)*	2,700	—
Zalicus, Inc.(a)*	6,284	7,541
		4,376,549
Building Products — 0.6%
AAON, Inc.	8,775	233,064
American Woodmark Corp.*	2,400	83,160
Apogee Enterprises, Inc.	9,400	278,992
Builders FirstSource, Inc.*	9,152	53,814
Gibraltar Industries, Inc.*	6,800	96,968
Griffon Corp.	12,945	162,330
Insteel Industries, Inc.	4,000	64,400

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
NCI Building Systems, Inc.*	2,390	$30,449
Patrick Industries, Inc.*	2,524	75,846
PGT, Inc.*	9,108	90,260
Quanex Building Products Corp.(a)	7,625	143,579
Simpson Manufacturing Co., Inc.(a)	12,100	394,097
Trex Co., Inc.(a)*	799	39,574
Universal Forest Products, Inc.(a)	5,500	231,550
		1,978,083
Capital Markets — 1.2%
BGC Partners, Inc., Class A(a)	27,140	153,341
Calamos Asset Management, Inc., Series A	5,037	50,320
Capital Southwest Corp.	336	11,495
Cohen & Steers, Inc.(a)	675	23,834
Cowen Group, Inc., Class A*	13,959	48,159
Evercore Partners, Inc., Class A	10,819	532,619
Federated Investors, Inc., Class B(a)	12,748	346,236
Financial Engines, Inc.(a)	4,718	280,438
FXCM, Inc., Class A(a)	6,565	129,659
GAMCO Investors, Inc., Class A	1,700	129,081
GFI Group, Inc.	22,227	87,797
Greenhill & Co., Inc.	1,374	68,535
Harris & Harris Group, Inc.*	7,000	21,000
HFF, Inc., Class A	9,968	249,698
ICG Group, Inc.*	8,600	122,034
Intl. FCStone, Inc.*	2,912	59,550
Investment Technology Group, Inc.*	9,700	152,484
Janus Capital Group, Inc.	28,589	243,292
JMP Group, Inc.(a)	3,620	22,408
KCG Holdings, Inc., Class A*	2,299	19,932
Manning & Napier, Inc.	614	10,241
MCG Capital Corp.	6,094	30,714
Medallion Financial Corp.(a)	3,487	51,887
Oppenheimer Holdings, Inc., Class A	2,133	37,903
Piper Jaffray Cos.*	4,324	148,270
Pzena Investment Management, Inc., Class A	794	5,383
Safeguard Scientifics, Inc.*	4,701	73,759
Stifel Financial Corp.*	11,883	489,817
SWS Group, Inc.*	5,901	32,928
Teton Advisors, Inc.(a)	25	567
Virtus Investment Partners, Inc.*	905	147,189
Westwood Holdings Group, Inc.	713	34,260
		3,814,830
Chemicals — 2.8%
A. Schulman, Inc.	6,827	201,123
American Pacific Corp.*	1,850	101,306
American Vanguard Corp.	6,233	167,792
Arabian American Development Co.(a)*	2,693	24,506
Axiall Corp.	2,396	90,545
Balchem Corp.	6,525	337,669
Cabot Corp.	1,940	82,857
Calgon Carbon Corp.(a)*	17,775	337,547
Chase Corp.	1,800	52,884
Chemtura Corp.*	31,409	722,093
Core Molding Technologies, Inc.*	1,500	14,370
Ferro Corp.*	12,975	118,202
Flotek Industries, Inc.(a)*	16,237	373,451
FutureFuel Corp.	9,206	165,340
H.B. Fuller Co.	15,200	686,888
Hawkins, Inc.	1,824	68,838
Innophos Holdings, Inc.	5,400	285,012
Innospec, Inc.	5,400	251,964
Intrepid Potash, Inc.(a)	10,268	161,002
KMG Chemicals, Inc.	2,500	54,975
Koppers Holdings, Inc.	3,043	129,784
Kraton Performance Polymers, Inc.*	1,142	22,372
Kronos Worldwide, Inc.	2,801	43,388
Landec Corp.*	10,074	122,903
LSB Industries, Inc.*	5,556	186,293
Minerals Technologies, Inc.	10,986	542,379
Northern Technologies International Corp.*	800	13,456
Olin Corp.(a)	27,377	631,587
OM Group, Inc.(a)*	4,988	168,495
Omnova Solutions, Inc.*	11,640	99,522
Penford Corp.*	3,648	52,239
PolyOne Corp.	33,822	1,038,674
Quaker Chemical Corp.	3,387	247,420
Sensient Technologies Corp.	17,005	814,370
Stepan Co.	3,600	207,828
Tredegar Corp.	8,700	226,200
Tronox Ltd., Class A	577	14,119
Valhi, Inc.	1,644	32,814
Zep, Inc.	4,300	69,918
Zoltek Cos., Inc.(a)*	8,660	144,535
		9,106,660
Commercial Banks — 7.4%
1st Source Corp.	5,867	157,940
1st United Bancorp, Inc.	5,096	37,354
American National Bankshares, Inc.(a)	1,452	33,686
Ameris Bancorp*	4,922	90,466
AmeriServ Financial, Inc.	4,400	13,860
Arrow Financial Corp.(a)	2,646	67,496
Associated Banc-Corp.	13,049	202,129
Bancfirst Corp.(a)	3,000	162,210
Bancorp, Inc.*	5,256	93,136
Bancorpsouth, Inc.	32,446	646,973
Bank of Hawaii Corp.(a)	15,316	833,956
Bank of the Ozarks, Inc.	12,038	577,704
Banner Corp.	4,200	160,272
Bar Harbor Bankshares	452	16,629
BBCN Bancorp, Inc.	15,558	214,078
Boston Private Financial Holdings, Inc.	15,061	167,177
Bridge Bancorp, Inc.	400	8,600
Bryn Mawr Bank Corp.	2,508	67,641
Camden National Corp.	2,000	81,800
Capital City Bank Group, Inc.*	664	7,822
CapitalSource, Inc.	68,837	817,784
Cardinal Financial Corp.	6,692	110,619
Cathay General Bancorp	23,448	547,980
Center Bancorp, Inc.	3,180	45,283
Centerstate Banks, Inc.	4,385	42,447
Central Pacific Financial Corp.(a)	3,980	70,446
Century Bancorp, Inc., Class A	200	6,666
Chemical Financial Corp.	6,514	181,871
City Holding Co.(a)	6,502	281,146
CNB Financial Corp.	1,780	30,349
CoBiz Financial, Inc.	8,151	78,739
Columbia Banking System, Inc.	11,106	274,318
Community Bank System, Inc.(a)	9,634	328,712
Community Trust Bancorp, Inc.	4,498	182,574
Customers Bancorp, Inc.*	1,173	18,885
CVB Financial Corp.(a)	21,007	284,015
Enterprise Bancorp, Inc.(a)	300	5,673
Enterprise Financial Services Corp.	3,156	52,958
Fidelity Southern Corp.	1,036	15,892
Financial Institutions, Inc.	3,105	63,528
First Bancorp(a)	3,400	49,130
First BanCorp(a)*	24,148	137,161

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Bancorp, Inc.(a)	1,683	$28,241
First Busey Corp., Class A	18,934	98,646
First Citizens BancShares, Inc., Class A	200	41,120
First Commonwealth Financial Corp.	18,840	142,996
First Community Bancshares, Inc.	3,962	64,779
First Financial Bancorp	9,286	140,869
First Financial Bankshares, Inc.(a)	7,102	417,740
First Financial Corp.	3,200	101,024
First Financial Holdings, Inc.	3,794	209,277
First Horizon National Corp.(a)	1,481	16,276
First Interstate Bancsystem, Inc.	4,818	116,355
First Merchants Corp.	4,855	84,137
First Midwest Bancorp, Inc.	14,671	221,679
FirstMerit Corp.	27,260	591,815
Flushing Financial Corp.	7,140	131,733
FNB Corp.(a)	28,898	350,533
Fulton Financial Corp.	48,849	570,556
German American Bancorp, Inc.(a)	2,400	60,528
Glacier Bancorp, Inc.(a)	15,691	387,725
Great Southern Bancorp, Inc.	3,025	85,396
Guaranty Bancorp	1,560	21,356
Hancock Holding Co.	1,818	57,049
Hanmi Financial Corp.	5,434	90,041
Heartland Financial USA, Inc.	5,400	150,444
Heritage Commerce Corp.	3,712	28,397
Heritage Financial Corp/WA	1,956	30,357
Home Bancshares, Inc.	18,138	550,851
Home Federal Bancorp, Inc.	4,062	51,100
Horizon Bancorp	466	10,881
Hudson Valley Holding Corp.	3,597	67,552
Iberiabank Corp.	6,135	318,222
Independent Bank Corp.(a)	4,590	163,863
International Bancshares Corp.	13,598	294,125
Intervest Bancshares Corp., Class A(a)*	2,000	15,860
Investors Bancorp, Inc.	36,055	788,883
Lakeland Bancorp, Inc.	5,815	65,419
Lakeland Financial Corp.	3,370	110,030
Macatawa Bank Corp.*	3,307	17,792
MainSource Financial Group, Inc.	4,530	68,811
MB Financial, Inc.	10,604	299,457
MBT Financial Corp.*	4,700	18,001
Mercantile Bank Corp.	1,265	27,552
Merchants Bancshares, Inc.	1,081	31,295
Metro Bancorp, Inc.*	4,280	89,923
MetroCorp Bancshares, Inc.	1,146	15,769
Midsouth Bancorp, Inc.	2,100	32,550
National Penn Bancshares, Inc.	25,300	254,265
NBT Bancorp, Inc.	6,401	147,095
New Century Bancorp, Inc.*	200	1,350
NewBridge Bancorp*	3,549	25,872
Northrim BanCorp, Inc.	664	16,002
OFG Bancorp	14,958	242,170
Old National Bancorp(a)	20,127	285,803
OmniAmerican Bancorp, Inc.*	3,585	87,689
Pacific Continental Corp.	3,047	39,946
Pacific Mercantile Bancorp*	2,500	15,525
Pacific Premier Bancorp, Inc.*	1,400	18,816
PacWest Bancorp	3,795	130,396
Park National Corp.	3,450	272,826
Park Sterling Corp.	6,835	43,812
Peapack Gladstone Financial Corp.	1,312	24,338
Penns Woods Bancorp, Inc.	476	23,714
Peoples Bancorp, Inc.	2,300	48,024
Pinnacle Financial Partners, Inc.*	7,860	234,307
Popular, Inc.*	7,754	203,387
Preferred Bank/Los Angeles CA*	891	15,851
PrivateBancorp, Inc.	14,356	307,218
Prosperity Bancshares, Inc.(a)	8,827	545,862
Renasant Corp.	6,155	167,231
Republic Bancorp, Inc., Class A(a)	7,344	202,327
S&T Bancorp, Inc.(a)	10,071	243,920
S.Y. Bancorp, Inc.	2,891	81,902
Sandy Spring Bancorp, Inc.	6,300	146,538
Sierra Bancorp	2,405	37,831
Simmons First National Corp., Class A(a)	2,246	69,828
Southern Community Financial Corp.(a)*	3,300	726
Southside Bancshares, Inc.(a)	3,657	98,081
Southwest Bancorp, Inc.*	3,700	54,797
StellarOne Corp.	3,222	72,495
Sterling Bancorp	6,040	82,929
Suffolk Bancorp*	4,007	71,004
Sun Bancorp, Inc.*	2,965	11,356
Susquehanna Bancshares, Inc.	27,232	341,762
Synovus Financial Corp.	129,851	428,508
Taylor Capital Group, Inc.*	4,417	97,837
TCF Financial Corp.	32,253	460,573
Texas Capital Bancshares, Inc.*	9,200	422,924
Tompkins Financial Corp.	2,420	111,852
TowneBank(a)	5,769	83,189
Trico Bancshares	3,800	86,564
Trustmark Corp.(a)	12,021	307,738
UMB Financial Corp.(a)	9,631	523,348
Umpqua Holdings Corp.	15,335	248,734
Union First Market Bankshares Corp.	3,377	78,920
United Bankshares, Inc.(a)	8,442	244,649
United Community Banks, Inc/GA*	13,916	208,740
Univest Corp. of Pennsylvania	3,100	58,435
Valley National Bancorp(a)	199	1,980
ViewPoint Financial Group, Inc.	8,008	165,525
Virginia Commerce Bancorp, Inc.*	5,786	89,857
Washington Banking Co.	2,374	33,378
Washington Trust Bancorp, Inc.	3,000	94,290
Webster Financial Corp.	17,052	435,338
WesBanco, Inc.	5,363	159,442
West Bancorporation, Inc.(a)	5,350	73,830
Westamerica Bancorporation(a)	3,122	155,288
Western Alliance Bancorp*	28,678	542,874
Wilshire Bancorp, Inc.	10,131	82,872
Wintrust Financial Corp.	5,336	219,149
		24,626,939
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	12,262	326,414
Acorn Energy, Inc.(a)	4,341	25,612
ARC Document Solutions, Inc.*	7,745	35,550
Brink's Co. (The)	11,252	318,432
Casella Waste Systems, Inc., Class A*	4,381	25,191
Ceco Environmental Corp.	4,874	68,626
Command Security Corp.*	4,300	6,213
Consolidated Graphics, Inc.*	2,500	140,150
Costa, Inc.*	1,436	27,313
Courier Corp.(a)	1,857	29,378
Covanta Holding Corp.	4,872	104,163
Deluxe Corp.(a)	17,300	720,718
EnerNOC, Inc.(a)*	1,600	23,984
Ennis, Inc.	5,800	104,632
G&K Services, Inc., Class A	5,000	301,950
Heritage-Crystal Clean, Inc.(a)*	712	12,830
Herman Miller, Inc.(a)	11,914	347,650
HNI Corp.	9,911	358,580

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Innerworkings, Inc.*	6,281	$61,679
Interface, Inc.	20,182	400,411
Intersections, Inc.(a)	3,104	27,222
Kimball International, Inc., Class B	6,325	70,144
Knoll, Inc.	11,159	189,033
Mcgrath Rentcorp	5,300	189,210
Metalico, Inc.*	8,295	11,613
Mine Safety Appliances Co.	9,200	474,812
Mobile Mini, Inc.(a)*	15,145	515,839
Multi-Color Corp.	3,091	104,878
NL Industries, Inc.	11,700	132,795
Quad/Graphics, Inc.	2,322	70,496
R.R. Donnelley & Sons Co.	23,224	366,939
Schawk, Inc.	5,600	83,104
Standard Parking Corp.*	4,000	107,560
Steelcase, Inc., Class A	27,430	455,887
Team, Inc.*	4,200	166,950
Tetra Tech, Inc.(a)*	12,389	320,751
TMS International Corp., Class A	1,233	21,504
TRC Cos., Inc.*	7,000	51,800
UniFirst Corp.	3,000	313,260
United Stationers, Inc.	13,325	579,637
US Ecology, Inc.	5,445	164,058
Versar, Inc.*	2,000	8,280
Viad Corp.	4,500	112,275
Virco Manufacturing*	2,494	5,088
		7,982,611
Communications Equipment — 1.8%
ADTRAN, Inc.(a)	11,670	310,889
Anaren, Inc.*	3,900	99,450
ARRIS Group, Inc.*	29,127	496,907
Aviat Networks, Inc.*	791	2,041
Aware, Inc.	4,900	26,754
Bel Fuse, Inc., Class B	1,890	32,962
Black Box Corp.(a)	3,700	113,368
Brocade Communications Systems, Inc.*	1,806	14,538
CalAmp Corp.*	7,009	123,569
Calix, Inc.*	9,428	120,018
Ciena Corp.*	4,600	114,908
Clearfield, Inc.*	1,600	21,488
Communications Systems, Inc.	1,418	16,038
Comtech Telecommunications Corp.	4,756	115,666
Digi International, Inc.*	7,600	76,076
Emulex Corp.*	14,086	109,307
Extreme Networks*	17,176	89,659
Finisar Corp.*	18,745	424,199
Globecomm Systems, Inc.*	8,871	124,460
Harmonic, Inc.*	20,220	155,492
Infinera Corp.(a)*	39,505	446,802
InterDigital, Inc.	4,305	160,706
Ixia*	14,258	223,423
KVH Industries, Inc.*	5,534	76,369
Netgear, Inc.*	7,961	245,676
Numerex Corp., Class A(a)*	2,359	25,831
Oplink Communications, Inc.*	4,200	79,044
Optical Cable Corp.	374	1,496
PC-Tel, Inc.	4,100	36,285
Plantronics, Inc.	14,550	670,027
Polycom, Inc.*	2,600	28,392
Relm Wireless Corp.*	2,000	5,280
Riverbed Technology, Inc.*	21,047	307,076
ShoreTel, Inc.*	7,722	46,641
Sonus Networks, Inc.*	94,975	321,015
Symmetricom, Inc.*	21,384	103,071
Tellabs, Inc.	26,798	60,831
Tessco Technologies, Inc.(a)	1,000	33,700
Ubiquiti Networks, Inc.(a)	1,491	50,083
UTStarcom Holdings Corp.*	2,968	8,162
Viasat, Inc.(a)*	8,400	535,500
Westell Technologies, Inc., Class A*	13,200	44,220
		6,097,419
Computers & Peripherals — 0.7%
Astro-Med, Inc.	1,572	17,229
Avid Technology, Inc.*	355	2,130
Concurrent Computer Corp.	1,362	9,834
Cray, Inc.*	9,648	232,227
Datalink Corp.*	3,145	42,520
Diebold, Inc.(a)	13,382	392,896
Dot Hill Systems Corp.*	5,685	12,166
Electronics for Imaging, Inc.*	14,877	471,303
Fusion-io, Inc.(a)*	3,060	40,973
Imation Corp.*	2,788	11,431
Immersion Corp.*	4,661	61,479
Interphase Corp.*	1,200	5,436
Intevac, Inc.*	4,883	28,614
Lexmark International, Inc., Class A(a)	13,524	446,292
Novatel Wireless, Inc.*	850	2,218
QLogic Corp.*	14,600	159,724
Qualstar Corp.*	3,000	4,080
Qumu Corp.	4,700	58,327
Silicon Graphics International Corp.*	5,367	87,214
Stratasys Ltd.(a)*	749	75,844
Super Micro Computer, Inc.*	8,716	118,015
Transact Technologies, Inc.	1,515	19,831
USA Technologies, Inc.(a)*	1,931	3,109
Video Display Corp.*	1,990	7,005
Xyratex Ltd.	4,652	51,777
		2,361,674
Construction & Engineering — 1.1%
Aegion Corp.(a)*	8,521	202,203
Ameresco, Inc., Class A(a)*	4,779	47,886
Argan, Inc.	957	21,025
Comfort Systems USA, Inc.	8,930	150,113
Dycom Industries, Inc.*	10,600	296,694
EMCOR Group, Inc.	16,624	650,497
Furmanite Corp.*	10,379	102,752
Granite Construction, Inc.	4,075	124,695
Great Lakes Dredge & Dock Corp.	14,032	104,118
Layne Christensen Co.*	1,221	24,371
MasTec, Inc.(a)*	25,102	760,591
Michael Baker Corp.	1,700	68,799
MYR Group, Inc.*	6,488	157,658
Northwest Pipe Co.*	1,895	62,308
Orion Marine Group, Inc.*	5,671	59,035
Pike Electric Corp.	795	8,999
Primoris Services Corp.	17,578	447,712
Sterling Construction Co., Inc.*	3,741	34,604
Tutor Perini Corp.*	8,059	171,818
		3,495,878
Construction Materials — 0.2%
Headwaters, Inc.(a)*	6,553	58,912
Texas Industries, Inc.(a)*	6,200	411,122
United States Lime & Minerals, Inc.*	1,679	98,389
		568,423
Consumer Finance — 1.0%
Asta Funding, Inc.	2,600	23,114
Atlanticus Holdings Corp.(a)*	5,476	20,261

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Cash America International, Inc.(a)	6,500	$294,320
Consumer Portfolio Services, Inc.*	10,500	62,265
Credit Acceptance Corp.*	4,082	452,326
DFC Global Corp.*	8,270	90,887
Encore Capital Group, Inc.(a)*	6,224	285,433
Ezcorp, Inc., Class A*	6,984	117,890
First Cash Financial Services, Inc.*	7,967	461,688
First Marblehead Corp. (The)*	18,037	14,790
Green Dot Corp., Class A*	5,062	133,283
Nelnet, Inc., Class A	10,900	419,105
Portfolio Recovery Associates, Inc.*	10,800	647,352
QC Holdings, Inc.	5,600	13,216
World Acceptance Corp.(a)*	3,636	326,949
		3,362,879
Containers & Packaging — 0.4%
AEP Industries, Inc.*	1,000	74,310
Boise, Inc.	29,422	370,717
Graphic Packaging Holding Co.*	77,628	664,496
Greif, Inc., Class A	3,395	166,457
Greif, Inc., Class B	42	2,236
Myers Industries, Inc.	8,017	161,222
		1,439,438
Distributors — 0.3%
Core-Mark Holding Co., Inc.	2,102	139,657
Pool Corp.	14,317	803,613
VOXX International Corp.*	3,800	52,060
Weyco Group, Inc.	690	19,541
		1,014,871
Diversified Consumer Services — 1.2%
American Public Education, Inc.(a)*	3,569	134,908
Apollo Group, Inc., Class A(a)*	14,493	301,599
Ascent Capital Group, Inc., Class A*	2,620	211,224
Bridgepoint Education, Inc.(a)*	10,371	187,093
Capella Education Co.*	2,200	124,432
Career Education Corp.*	5,047	13,930
Carriage Services, Inc.	6,000	116,400
Collectors Universe(a)	1,242	18,233
DeVry, Inc.(a)	1,816	55,497
Grand Canyon Education, Inc.*	15,064	606,778
Hillenbrand, Inc.	18,858	516,144
ITT Educational Services, Inc.(a)*	6,143	190,433
K12, Inc.*	5,806	179,289
Learning Tree International, Inc.(a)*	5,000	19,650
Lincoln Educational Services Corp.	5,874	27,079
Mac-Gray Corp.	2,474	36,021
Matthews International Corp., Class A(a)	6,199	236,058
Outerwall, Inc.(a)*	7,843	392,072
Regis Corp.(a)	2,715	39,856
Spectrum Group International, Inc.*	7,402	14,804
Steiner Leisure Ltd.*	3,346	195,507
Stewart Enterprises, Inc., Class A	18,484	242,880
Strayer Education, Inc.(a)	998	41,437
Universal Technical Institute, Inc.(a)	5,900	71,567
		3,972,891
Diversified Financial Services — 0.5%
Interactive Brokers Group, Inc., Class A	10,020	188,075
MarketAxess Holdings, Inc.	11,706	702,828
Marlin Business Services Corp.	2,800	69,888
MicroFinancial, Inc.	2,171	17,108
NewStar Financial, Inc.(a)*	13,144	240,141
PHH Corp.(a)*	11,433	271,419
Pico Holdings, Inc.*	498	10,787
Primus Guaranty Ltd.(a)*	3,700	36,519
Resource America, Inc., Class A	3,800	30,514
		1,567,279
Diversified Telecommunication Services — 0.4%
8x8, Inc.*	8,453	85,122
Atlantic Tele-Network, Inc.	3,600	187,668
Cbeyond, Inc.*	4,409	28,262
Cincinnati Bell, Inc.(a)*	51,900	141,168
Consolidated Communications Holdings, Inc.	7,240	124,818
General Communication, Inc., Class A*	16,861	160,517
Hawaiian Telcom Holdco, Inc.(a)*	187	4,974
HickoryTech Corp.	4,037	45,941
IDT Corp., Class B	7,234	128,404
Inteliquent, Inc.	9,955	96,165
Lumos Networks Corp.(a)	4,685	101,524
Orbcomm, Inc.*	6,697	35,293
Premiere Global Services, Inc.*	12,823	127,717
Primus Telecommunications Group, Inc.	72	244
Straight Path Communications, Inc., Class B*	3,617	19,025
Vonage Holdings Corp.*	41,901	131,569
		1,418,411
Electric Utilities — 1.0%
Allete, Inc.	7,400	357,420
Cleco Corp.	6,921	310,338
El Paso Electric Co.	11,500	384,100
Empire District Electric Co. (The)	5,500	119,130
IDACORP, Inc.	10,600	513,040
MGE Energy, Inc.	4,500	245,475
Otter Tail Corp.(a)	6,314	174,266
PNM Resources, Inc.	6,458	146,145
Portland General Electric Co.(a)	14,100	398,043
UIL Holdings Corp.(a)	4,166	154,892
Unitil Corp.	1,775	51,954
UNS Energy Corp.	8,000	372,960
		3,227,763
Electrical Equipment — 1.4%
Allied Motion Technologies, Inc.	1,600	12,944
AZZ, Inc.	6,246	261,458
Brady Corp., Class A	11,284	344,162
Coleman Cable, Inc.	5,881	124,148
Encore Wire Corp.	5,600	220,864
EnerSys, Inc.	13,121	795,526
Espey Manufacturing & Electronics Corp.	150	4,296
Franklin Electric Co., Inc.	14,214	560,032
Generac Holdings, Inc.	15,486	660,323
General Cable Corp.	12,020	381,635
Global Power Equipment Group, Inc.	3,290	66,162
GrafTech International Ltd.(a)*	558	4,715
II-VI, Inc.*	23,822	448,330
LSI Industries, Inc.	4,900	41,356
Magnetek, Inc.*	979	17,338
Ocean Power Technologies, Inc.(a)*	1,700	2,890
Orion Energy Systems, Inc.(a)*	3,100	11,656
Polypore International, Inc.(a)*	9,346	382,906
Powell Industries, Inc.*	2,600	159,354
PowerSecure International, Inc.*	5,500	88,275
Preformed Line Products Co.	850	61,140
SL Industries, Inc.	986	24,108
Thermon Group Holdings, Inc.*	84	1,941
Ultralife Corp.*	3,600	14,400
Vicor Corp.*	7,856	64,262
		4,754,221
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 3.3%
ADDvantage Technologies Group, Inc.*	2,400	$5,928
Aeroflex Holding Corp.*	5,704	40,156
Agilysys, Inc.*	5,376	64,082
Anixter International, Inc.*	11,071	970,484
AVX Corp.	3,620	47,531
Badger Meter, Inc.(a)	3,000	139,500
Belden, Inc.	14,430	924,241
Benchmark Electronics, Inc.*	6,901	157,964
Checkpoint Systems, Inc.*	7,567	126,369
Cognex Corp.	22,122	693,746
Coherent, Inc.	6,900	424,005
CTS Corp.	10,185	160,617
Daktronics, Inc.	9,792	109,572
DTS, Inc.*	4,196	88,116
Echelon Corp.*	6,379	15,246
Electro Rent Corp.	6,482	117,583
Electro Scientific Industries, Inc.	7,067	82,755
eMagin Corp.	3,154	9,494
Fabrinet*	1,671	28,140
FARO Technologies, Inc.*	3,250	137,052
FEI Co.	7,621	669,124
Frequency Electronics, Inc.	1,400	16,352
GSI Group, Inc.*	4,922	46,956
I.D. Systems, Inc.*	2,750	16,940
IEC Electronics Corp.(a)*	800	2,936
Insight Enterprises, Inc.*	10,250	193,930
IntriCon Corp.*	1,000	3,930
Iteris, Inc.*	7,798	14,270
Itron, Inc.(a)*	7,476	320,197
Kemet Corp.*	8,936	37,352
KEY Tronic Corp.*	1,700	17,493
Littelfuse, Inc.	6,901	539,796
LoJack Corp.(a)*	6,666	21,331
Maxwell Technologies, Inc.(a)*	1,119	10,161
Measurement Specialties, Inc.*	3,674	199,278
Mercury Computer Systems, Inc.*	6,770	67,632
Mesa Laboratories, Inc.	740	50,031
Methode Electronics, Inc.	12,397	347,116
MOCON, Inc.	600	8,208
MTS Systems Corp.(a)	3,800	244,530
Multi-Fineline Electronix, Inc.*	6,500	105,430
NAPCO Security Technologies, Inc.(a)*	4,850	25,754
NetList, Inc.(a)*	3,200	2,576
Newport Corp.*	13,303	207,926
OSI Systems, Inc.*	4,180	311,285
PAR Technology Corp.*	3,000	14,820
Park Electrochemical Corp.	4,194	120,158
PC Connection, Inc.	6,200	93,558
PCM, Inc.*	2,200	20,460
Perceptron, Inc.	1,100	11,748
Plexus Corp.*	9,556	355,483
Radisys Corp.*	8,500	27,285
RealD, Inc.(a)*	4,204	29,428
Research Frontiers, Inc.(a)*	2,600	11,024
Richardson Electronics Ltd.	2,700	30,699
Rofin-Sinar Technologies, Inc.*	6,296	152,426
Rogers Corp.*	3,500	208,180
Sanmina Corp.*	12,321	215,494
Scansource, Inc.*	6,012	208,015
Speed Commerce, Inc.(a)*	5,272	17,292
SYNNEX Corp.*	8,279	508,745
Tech Data Corp.*	5,581	278,548
TTM Technologies, Inc.*	15,316	149,331
Viasystems Group, Inc.(a)*	5,388	77,857
Vishay Intertechnology, Inc.(a)*	40,878	526,917
Vishay Precision Group, Inc.*	4,187	60,921
Wayside Technology Group, Inc.	315	4,051
Zygo Corp.*	3,600	57,528
		11,003,083
Energy Equipment & Services — 2.0%
Basic Energy Services, Inc.*	800	10,112
Bolt Technology Corp.	2,382	42,995
Bristow Group, Inc.	10,564	768,637
CARBO Ceramics, Inc.(a)	4,505	446,491
Dawson Geophysical Co.*	1,100	35,717
ENGlobal Corp.*	6,100	5,993
Era Group, Inc.*	5,219	141,852
Exterran Holdings, Inc.*	21,713	598,627
Geospace Technologies Corp.(a)*	2,000	168,600
Global Geophysical Services, Inc.(a)*	13,166	35,680
Gulf Island Fabrication, Inc.	3,600	88,236
Gulfmark Offshore, Inc., Class A(a)	6,782	345,136
Helix Energy Solutions Group, Inc.*	35,300	895,561
Hercules Offshore, Inc.*	35,312	260,250
Hornbeck Offshore Services, Inc.*	9,878	567,392
ION Geophysical Corp.(a)*	43,775	227,630
Matrix Service Co.*	6,238	122,390
Mitcham Industries, Inc.*	2,601	39,769
Natural Gas Services Group, Inc.*	2,500	67,050
Newpark Resources, Inc.(a)*	29,341	371,457
Nuverra Environmental Solutions, Inc.(a)*	10	23
Parker Drilling Co.*	23,449	133,659
PHI, Inc.*	2,300	86,733
RigNet, Inc.*	948	34,337
SEACOR Holdings, Inc.	5,219	472,006
Steel Excel, Inc.*	2,972	87,258
Tesco Corp.*	4,061	67,291
Tetra Technologies, Inc.*	12,150	152,240
TGC Industries, Inc.	6,825	53,849
Unit Corp.*	831	38,633
Willbros Group, Inc.*	7,496	68,813
		6,434,417
Food & Staples Retailing — 1.5%
Andersons, Inc. (The)	5,982	418,142
Arden Group, Inc., Class A(a)	344	44,720
Casey's General Stores, Inc.	12,174	894,789
Fresh Market, Inc. (The)(a)*	6,500	307,515
Harris Teeter Supermarkets, Inc.	16,859	829,294
Ingles Markets, Inc., Class A	2,600	74,698
Nash Finch Co.	2,253	59,502
Pantry, Inc. (The)*	5,100	56,508
PriceSmart, Inc.(a)	7,300	695,252
Rite Aid Corp.*	87,675	417,333
Spartan Stores, Inc.	6,657	146,853
Susser Holdings Corp.(a)*	7,300	387,995
United Natural Foods, Inc.*	5,562	373,878
Village Super Market, Inc., Class A	445	16,919
Weis Markets, Inc.	6,390	312,726
		5,036,124
Food Products — 2.5%
Alico, Inc.	1,300	53,521
B&G Foods, Inc.	12,409	428,731
Boulder Brands, Inc.(a)*	17,615	282,545
Bridgford Foods Corp.	101	955
Cal-Maine Foods, Inc.(a)	5,100	245,310
Calavo Growers, Inc.	5,041	152,440
Chiquita Brands International, Inc.*	9,325	118,054
Coffee Holding Co., Inc.(a)	600	3,504

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Darling International, Inc.*	40,335	$853,489
Dean Foods Co.*	26,512	511,682
Diamond Foods, Inc.(a)*	3,800	89,604
Dole Food Co., Inc.*	20,940	285,203
Farmer Bros. Co.*	3,200	48,192
Fresh Del Monte Produce, Inc.	17,812	528,660
Hain Celestial Group, Inc. (The)*	7,796	601,228
Inventure Foods, Inc.*	1,023	10,742
J&J Snack Foods Corp.	4,900	395,528
John B. Sanfilippo & Son, Inc.	2,650	61,454
Lancaster Colony Corp.	7,594	594,534
Lifeway Foods, Inc.(a)	3,800	51,338
Omega Protein Corp.*	4,197	42,683
Pilgrim's Pride Corp.*	38,028	638,490
Post Holdings, Inc.*	8,499	343,105
Rocky Mountain Chocolate Factory, Inc.	1,260	15,246
Sanderson Farms, Inc.	7,834	511,090
Scheid Vineyards, Inc., Class A*	20	455
Seneca Foods Corp., Class A*	1,249	37,582
Snyders-Lance, Inc.	16,940	488,719
Tootsie Roll Industries, Inc.(a)	7,081	218,236
TreeHouse Foods, Inc.*	8,756	585,163
		8,197,483
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	2,043	107,237
Delta Natural Gas Co., Inc.	400	8,836
Gas Natural, Inc.	300	3,060
Laclede Group, Inc. (The)(a)	4,500	202,500
New Jersey Resources Corp.	9,451	416,317
Northwest Natural Gas Co.(a)	6,800	285,464
RGC Resources, Inc.	400	7,372
South Jersey Industries, Inc.	6,400	374,912
Southwest Gas Corp.	9,900	495,000
		1,900,698
Health Care Equipment & Supplies — 2.8%
Abaxis, Inc.(a)	2,731	114,975
Accuray, Inc.(a)*	17,223	127,278
Alere, Inc.*	8,586	262,474
Align Technology, Inc.(a)*	12,168	585,524
Alphatec Holdings, Inc.(a)*	14,824	29,203
Analogic Corp.	3,773	311,801
Angiodynamics, Inc.*	6,163	81,352
Anika Therapeutics, Inc.*	4,100	98,236
Arthrocare Corp.*	6,568	233,689
Atrion Corp.	566	146,470
Baxano Surgical, Inc.(a)*	6,472	8,996
Biolase, Inc.(a)*	5,917	11,301
Bovie Medical Corp.*	4,900	13,818
Cantel Medical Corp.	9,795	311,971
Conmed Corp.	7,150	243,029
CryoLife, Inc.	6,300	44,100
Cutera, Inc.*	3,899	34,701
Cyberonics, Inc.*	6,200	314,588
Cynosure, Inc., Class A*	2,429	55,406
Digirad Corp.*	2,100	5,292
Exactech, Inc.*	2,535	51,080
Greatbatch, Inc.*	7,181	244,369
Haemonetics Corp.*	11,800	470,584
Hill-Rom Holdings, Inc.	12,276	439,849
ICU Medical, Inc.*	4,608	313,021
Integra LifeSciences Holdings Corp.(a)*	5,387	216,827
Invacare Corp.	5,431	93,793
Iridex Corp.*	671	3,979
LeMaitre Vascular, Inc.	6,218	41,661
Masimo Corp.(a)	11,269	300,206
Meridian Bioscience, Inc.(a)	8,932	211,242
Merit Medical Systems, Inc.*	15,874	192,552
Misonix, Inc.*	2,200	10,318
Natus Medical, Inc.*	7,502	106,378
Neogen Corp.(a)*	2,951	179,185
NuVasive, Inc.*	8,100	198,369
Orthofix International NV*	100	2,086
PhotoMedex, Inc.(a)*	2,582	41,054
Quidel Corp.*	8,803	250,005
Rochester Medical Corp.*	1,500	29,940
RTI Biologics, Inc.*	9,049	33,843
Solta Medical, Inc.*	9,823	20,432
Span-America Medical Systems, Inc.	500	10,755
Spectranetics Corp.*	7,200	120,816
Staar Surgical Co.*	5,280	71,491
STERIS Corp.	14,088	605,221
SurModics, Inc.*	3,700	87,986
Symmetry Medical, Inc.*	2,018	16,467
Theragenics Corp.*	7,500	16,350
Thoratec Corp.*	15,718	586,124
Tornier NV*	1,907	36,862
Uroplasty, Inc.*	2,952	9,771
Utah Medical Products, Inc.(a)	831	49,395
Vascular Solutions, Inc.*	6,500	109,200
Volcano Corp.*	2,189	52,361
West Pharmaceutical Services, Inc.	22,188	913,036
Wright Medical Group, Inc.*	5,500	143,440
		9,314,252
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc.(a)*	1,075	42,387
Addus HomeCare Corp.*	1,435	41,572
Air Methods Corp.(a)	10,044	427,874
Almost Family, Inc.	1,325	25,745
Amedisys, Inc.(a)*	4,841	83,362
AMN Healthcare Services, Inc.*	13,782	189,640
Amsurg Corp.*	8,577	340,507
Bio-Reference Labs, Inc.(a)*	6,683	199,688
BioScrip, Inc.*	18,019	158,207
BioTelemetry, Inc.*	5,352	53,038
Capital Senior Living Corp.*	9,398	198,768
Centene Corp.*	12,674	810,629
Chemed Corp.(a)	6,263	447,804
Chindex International, Inc.*	2,640	45,012
Corvel Corp.*	5,100	188,547
Cross Country Healthcare, Inc.*	6,900	41,814
Emeritus Corp.*	4,350	80,606
Ensign Group, Inc. (The)	5,064	208,181
ExamWorks Group, Inc.(a)*	8,731	226,919
Five Star Quality Care, Inc.*	2,300	11,891
Gentiva Health Services, Inc.*	6,000	72,240
Hanger, Inc.*	11,848	399,988
Health Management Associates, Inc., Class A*	50,175	642,240
Health Net, Inc.*	26,991	855,615
Healthsouth Corp.	29,458	1,015,712
Healthways, Inc.*	11,208	207,460
IPC The Hospitalist Co., Inc.(a)*	4,065	207,356
Kindred Healthcare, Inc.	10,811	145,192
Landauer, Inc.	1,800	92,250
LCA-Vision, Inc.*	5,917	21,301
LHC Group, Inc.*	3,800	89,148
LifePoint Hospitals, Inc.*	12,378	577,186
Magellan Health Services, Inc.*	11,300	677,548

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Medcath Corp.(b)*	3,122	$4,277
Molina Healthcare, Inc.*	9,750	347,100
MWI Veterinary Supply, Inc.*	2,292	342,333
National Healthcare Corp.(a)	3,000	141,810
National Research Corp., Class A*	4,425	83,323
National Research Corp., Class B(a)	737	22,007
Owens & Minor, Inc.(a)	21,573	746,210
PDI, Inc.*	3,600	17,352
PharMerica Corp.*	1,838	24,390
Providence Service Corp. (The)*	4,498	129,048
Psychemedics Corp.	400	5,300
RadNet, Inc.*	8,150	19,642
Select Medical Holdings Corp.	29,421	237,427
Skilled Healthcare Group, Inc., Class A(a)*	4,555	19,860
Team Health Holdings, Inc.*	15,317	581,127
Triple-S Management Corp., Class B*	4,349	79,978
U.S. Physical Therapy, Inc.	2,650	82,362
Universal American Corp.(a)	17,673	134,668
Vanguard Health Systems, Inc.(a)*	10,900	229,009
VCA Antech, Inc.*	30,129	827,342
WellCare Health Plans, Inc.*	6,869	479,044
		13,379,036
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	38,550	573,238
Arrhythmia Research Technology, Inc.*	200	540
Computer Programs & Systems, Inc.(a)	1,836	107,406
HealthStream, Inc.*	6,062	229,629
MedAssets, Inc.*	11,981	304,557
Medidata Solutions, Inc.*	4,602	455,276
Omnicell, Inc.*	6,963	164,884
Quality Systems, Inc.(a)	11,913	258,869
Simulations Plus, Inc.	800	3,848
		2,098,247
Hotels, Restaurants & Leisure — 4.6%
AFC Enterprises, Inc.*	8,149	355,215
Ambassadors Group, Inc.(a)	3,300	11,385
Bally Technologies, Inc.(a)*	13,199	951,120
Biglari Holdings, Inc.*	399	164,655
BJ's Restaurants, Inc.(a)*	9,642	276,918
Bob Evans Farms, Inc.(a)	9,500	544,065
Boyd Gaming Corp.*	16,663	235,782
Bravo Brio Restaurant Group, Inc.*	3,343	50,479
Brinker International, Inc.(a)	16,410	665,097
Buffalo Wild Wings, Inc.(a)*	6,433	715,478
Caesars Entertainment Corp.(a)*	1,999	39,400
Carrols Restaurant Group, Inc.*	8,600	52,460
CEC Entertainment, Inc.	5,150	236,179
Cheesecake Factory, Inc. (The)(a)	18,176	798,835
Choice Hotels International, Inc.(a)	8,472	365,906
Churchill Downs, Inc.	3,820	330,507
Cracker Barrel Old Country Store, Inc.	7,208	744,154
DineEquity, Inc.	5,700	393,300
Domino's Pizza, Inc.	5,837	396,624
Dover Downs Gaming & Entertainment, Inc.	3,400	4,624
Dover Motorsports, Inc.	4,000	9,640
Einstein Noah Restaurant Group, Inc.	3,200	55,424
Entertainment Gaming Asia, Inc.*	2,182	2,618
Famous Dave's Of America, Inc.(a)*	2,145	34,642
Fiesta Restaurant Group, Inc.*	8,600	323,876
Frisch's Restaurants, Inc.	695	16,770
Full House Resorts, Inc.*	4,300	11,954
Gaming Partners International Corp.	1,300	10,543
International Speedway Corp., Class A	7,848	253,490
Interval Leisure Group, Inc.	19,489	460,525
Isle of Capri Casinos, Inc.*	3,087	23,338
Jack in the Box, Inc.*	14,400	576,000
Kona Grill, Inc.*	1,540	17,895
Krispy Kreme Doughnuts, Inc.*	22,325	431,766
Life Time Fitness, Inc.(a)*	11,547	594,324
Luby's, Inc.*	7,260	52,127
Marcus Corp.	4,500	65,385
Marriott Vacations Worldwide Corp.*	4,107	180,708
Monarch Casino & Resort, Inc.*	4,370	82,943
MTR Gaming Group, Inc.*	6,300	29,673
Multimedia Games Holding Co., Inc.*	6,030	208,337
Nathan's Famous, Inc.*	1,385	73,100
Orient-Express Hotels Ltd., Class A*	13,264	172,167
Papa John's International, Inc.	6,838	477,840
Pinnacle Entertainment, Inc.*	1,300	32,565
Red Lion Hotels Corp.(a)*	4,500	23,715
Red Robin Gourmet Burgers, Inc.*	4,100	291,510
Rick's Cabaret International, Inc.*	2,209	26,044
Ruby Tuesday, Inc.*	8,948	67,110
Ruth's Hospitality Group, Inc.	12,162	144,241
Scientific Games Corp., Class A*	15,187	245,574
SHFL Entertainment, Inc.*	12,112	278,576
Sonic Corp.*	11,275	200,131
Speedway Motorsports, Inc.	10,200	182,580
Texas Roadhouse, Inc.	23,800	625,464
Town Sports International Holdings, Inc.	8,000	103,840
Vail Resorts, Inc.	12,211	847,199
Wendy's Co. (The)(a)	58,411	495,325
WMS Industries, Inc.*	10,892	282,647
		15,343,789
Household Durables — 1.1%
Bassett Furniture Industries, Inc.	2,600	42,094
Beazer Homes USA, Inc.*	1,643	29,574
Blyth, Inc.(a)	4,000	55,320
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.(a)*	1,100	62,645
CSS Industries, Inc.	2,100	50,421
Dixie Group, Inc. (The)*	2,300	25,622
Emerson Radio Corp.*	1,300	2,444
Ethan Allen Interiors, Inc.(a)	2,963	82,579
Flexsteel Industries, Inc.	1,013	25,295
Helen of Troy Ltd.*	7,567	334,461
Hooker Furniture Corp.(a)	2,500	37,375
iRobot Corp.(a)*	5,127	193,134
KB Home(a)	24,750	445,995
La-Z-Boy, Inc.	10,215	231,983
Libbey, Inc.*	4,508	107,200
Lifetime Brands, Inc.	3,200	48,928
M.D.C. Holdings, Inc.	5,003	150,140
M/I Homes, Inc.*	4,541	93,635
Meritage Homes Corp.*	12,228	525,193
NACCO Industries, Inc., Class A	1,000	55,420
Orleans Homebuilders, Inc.(a) (b)*	4,953	—
Ryland Group, Inc. (The)	9,751	395,306
Stanley Furniture Co., Inc.(a)*	927	3,439
Tempur-Pedic International, Inc.(a)*	12,067	530,465
Universal Electronics, Inc.*	2,200	79,266
		3,607,934
Household Products — 0.3%
Central Garden and Pet Co.*	5,300	37,312
Central Garden and Pet Co., Class A*	6,700	45,895
Orchids Paper Products Co.(a)	1,716	47,482
Spectrum Brands Holdings, Inc.	7,766	511,313

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products (Continued)
WD-40 Co.	5,000	$324,500
		966,502
Independent Power Producers & Energy Traders — 0.1%
Dynegy, Inc.(a)*	10,970	211,940
Genie Energy Ltd.	4,900	48,020
Ormat Technologies, Inc.(a)	6,513	174,353
Synthesis Energy Systems, Inc.(a)*	5,474	4,062
		438,375
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	9,500	310,745
Insurance — 4.7%
American Equity Investment Life Holding Co.(a)	21,859	463,848
American National Insurance Co.	63	6,177
American Safety Insurance Holdings Ltd.*	1,683	50,827
Amerisafe, Inc.	3,900	138,489
Amtrust Financial Services, Inc.(a)	18,265	713,431
Argo Group International Holdings Ltd.	7,654	328,204
Aspen Insurance Holdings Ltd.	21,886	794,243
Baldwin & Lyons, Inc., Class B	1,818	44,323
Citizens, Inc., Class A(a)*	11,958	103,317
CNO Financial Group, Inc.	60,833	875,995
Crawford & Co., Class A	10,528	77,276
Crawford & Co., Class B	3,991	38,713
Donegal Group, Inc., Class A	4,648	65,026
Eastern Insurance Holdings, Inc.	1,700	41,497
eHealth, Inc.*	4,059	130,943
EMC Insurance Group, Inc.	3,800	114,684
Employers Holdings, Inc.	10,542	313,519
Endurance Specialty Holdings Ltd.	12,752	685,037
Enstar Group Ltd.(a)*	2,824	385,758
FBL Financial Group, Inc., Class A	6,600	296,340
First Acceptance Corp.*	15,539	27,193
First American Financial Corp.	23,254	566,235
Global Indemnity PLC*	3,524	89,721
Greenlight Capital Re Ltd., Class A(a)*	7,083	201,441
Hallmark Financial Services*	5,700	50,559
Hanover Insurance Group, Inc. (The)	7,376	408,040
HCI Group, Inc.(a)	3,748	153,068
Hilltop Holdings, Inc.*	26,197	484,644
Horace Mann Educators Corp.	13,418	380,803
Independence Holding Co.(a)	3,520	50,266
Infinity Property & Casualty Corp.	4,300	277,780
Investors Title Co.	292	21,929
Kemper Corp.	15,416	517,978
Maiden Holdings Ltd.	16,973	200,451
MBIA, Inc.*	65,792	673,052
Meadowbrook Insurance Group, Inc.	13,262	86,203
Mercury General Corp.	10,703	517,062
Montpelier Re Holdings Ltd.	15,417	401,613
National Interstate Corp.	4,200	116,802
Navigators Group, Inc. (The)*	3,600	207,972
OneBeacon Insurance Group Ltd., Class A	6,225	91,881
Phoenix Companies, Inc. (The)*	304	11,756
Platinum Underwriters Holdings Ltd.	9,330	557,281
Primerica, Inc.	15,395	621,034
Protective Life Corp.	12,115	515,493
RLI Corp.	6,900	603,198
Safety Insurance Group, Inc.	4,060	215,058
Selective Insurance Group, Inc.	10,701	262,174
StanCorp Financial Group, Inc.(a)	10,567	581,396
State Auto Financial Corp.	9,900	207,306
Stewart Information Services Corp.	2,641	84,486
Symetra Financial Corp.	25,025	445,945
Tower Group International Ltd.	11,737	82,159
Unico American Corp.	1,700	21,233
United Fire Group, Inc.	6,100	185,867
Universal Insurance Holdings, Inc.	13,562	95,612
		15,682,338
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A*	9,768	48,156
Blue Nile, Inc.(a)*	1,042	42,649
Gaiam, Inc., Class A*	2,400	12,024
Hollywood Media Corp.*	10,017	15,827
HomeAway, Inc.(a)*	2,165	60,620
HSN, Inc.	9,051	485,315
NutriSystem, Inc.(a)	370	5,321
Orbitz Worldwide, Inc.*	20,694	199,283
Overstock.com, Inc.*	3,238	96,071
PetMed Express, Inc.	7,500	122,175
Shutterfly, Inc.*	12,913	721,578
US Auto Parts Network, Inc.*	6,100	8,052
Valuevision Media, Inc., Class A(a)*	11,608	50,495
Vitacost.com, Inc.(a)*	1,333	11,331
		1,878,897
Internet Software & Services — 2.2%
Active Network, Inc. (The)*	6,939	99,297
AOL, Inc.*	2,087	72,168
Bankrate, Inc.(a)*	14,620	300,733
Bazaarvoice, Inc.(a)*	2,321	21,075
Blucora, Inc.*	8,545	196,364
comScore, Inc.*	2,169	62,836
Constant Contact, Inc.(a)*	5,306	125,699
Cornerstone OnDemand, Inc.*	6,323	325,255
CoStar Group, Inc.*	3,304	554,742
Dealertrack Technologies, Inc.*	7,646	327,555
Demand Media, Inc.(a)*	4,016	25,381
Dice Holdings, Inc.(a)*	15,500	131,905
Digital River, Inc.*	5,031	89,904
Earthlink, Inc.	11,700	57,915
Envestnet, Inc.*	4,901	151,931
Internap Network Services Corp.*	17,688	122,932
IntraLinks Holdings, Inc.*	2,146	18,885
Ipass, Inc.*	14,400	28,800
j2 Global, Inc.(a)	15,658	775,384
Limelight Networks, Inc.*	17,037	32,881
LogMeIn, Inc.*	1,472	45,706
Move, Inc.*	9,601	162,737
NIC, Inc.	15,366	355,108
Pandora Media, Inc.(a)*	27,219	684,013
Perficient, Inc.*	5,852	107,443
QuinStreet, Inc.*	9,301	87,894
RealNetworks, Inc.*	7,600	65,056
Reis, Inc.*	2,638	42,656
Responsys, Inc.*	2,402	39,633
Spark Networks, Inc.(a)*	6,408	53,315
Stamps.com, Inc.*	4,826	221,658
support.com, Inc.*	10,450	56,953
TechTarget, Inc.*	10,402	51,906
Travelzoo, Inc.*	509	13,509
Trulia, Inc.*	1,137	53,473
United Online, Inc.(a)	23,057	183,995
Valueclick, Inc.(a)*	16,915	352,678
VistaPrint NV(a)*	7,215	407,792
Web.com Group, Inc.*	8,169	264,185
WebMD Health Corp.*	11,075	316,745
XO Group, Inc.*	6,500	83,980

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
Zix Corp.*	13,353	$65,296
		7,237,373
IT Services — 2.8%
Acxiom Corp.*	24,835	705,066
Booz Allen Hamilton Holding Corp.	13,247	255,932
CACI International, Inc., Class A*	6,700	463,037
Cardtronics, Inc.*	15,290	567,259
Cass Information Systems, Inc.(a)	1,793	95,692
Ciber, Inc.*	17,360	57,288
Computer Task Group, Inc.	4,027	65,076
Convergys Corp.	29,137	546,319
CoreLogic, Inc.*	18,924	511,894
CSG Systems International, Inc.	9,625	241,106
Dynamics Research Corp.*	200	1,520
Edgewater Technology, Inc.*	2,300	12,121
EPAM Systems, Inc.*	937	32,326
Euronet Worldwide, Inc.*	11,928	474,734
ExlService Holdings, Inc.*	9,700	276,256
Forrester Research, Inc.	8,761	322,054
Global Cash Access Holdings, Inc.*	12,223	95,462
Hackett Group, Inc. (The)	8,900	63,457
Heartland Payment Systems, Inc.(a)	9,197	365,305
Higher One Holdings, Inc.*	2,831	21,714
iGate Corp.*	13,079	363,073
Innodata, Inc.*	5,684	14,722
Lender Processing Services, Inc.	14,786	491,930
Lionbridge Technologies, Inc.*	9,912	36,575
Mantech International Corp., Class A(a)	4,780	137,473
Mattersight Corp.*	2,167	8,213
MAXIMUS, Inc.	17,600	792,704
ModusLink Global Solutions, Inc.*	3,550	9,727
MoneyGram International, Inc.*	1,663	32,561
Official Payments Holdings, Inc.*	3,900	32,448
PRGX Global, Inc.*	3,839	24,032
Sapient Corp.*	29,794	463,893
ServiceSource International, Inc.(a)*	5,713	69,013
SYKES Enterprises, Inc.*	10,300	184,473
Syntel, Inc.	5,650	452,565
TeleTech Holdings, Inc.*	17,188	431,247
Unisys Corp.(a)*	5,998	151,090
Virtusa Corp.*	8,976	260,843
		9,130,200
Leisure Equipment & Products — 0.3%
Arctic Cat, Inc.	3,625	206,806
Black Diamond, Inc.(a)*	1,900	23,104
Callaway Golf Co.(a)	13,987	99,587
Escalade, Inc.	1,950	16,790
Jakks Pacific, Inc.(a)	5,129	23,029
Johnson Outdoors, Inc., Class A*	1,000	26,820
Leapfrog Enterprises, Inc.(a)*	11,756	110,742
Marine Products Corp.	10,020	90,982
Nautilus, Inc.*	6,079	43,890
Smith & Wesson Holding Corp.*	902	9,913
Sturm Ruger & Co., Inc.(a)	6,513	407,909
		1,059,572
Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.(a)*	13,869	85,988
Albany Molecular Research, Inc.(a)*	8,825	113,754
Cambrex Corp.*	5,138	67,822
Charles River Laboratories International, Inc.*	16,756	775,133
Enzo Biochem, Inc.(a)*	3,616	9,112
Furiex Pharmaceuticals, Inc.*	1,597	70,252
Harvard Bioscience, Inc.*	10,123	53,247
Luminex Corp.*	3,236	64,720
Pacific Biosciences of California, Inc.*	4,968	27,473
Parexel International Corp.*	14,526	729,641
pSivida Corp.(a)*	1,891	7,772
Special Diversified Opportunities, Inc.*	7,150	7,507
		2,012,421
Machinery — 4.3%
Accuride Corp.*	2,038	10,475
Actuant Corp., Class A	24,951	969,097
Adept Technology, Inc.*	1,000	7,200
Alamo Group, Inc.	2,600	127,166
Albany International Corp., Class A	8,500	304,895
Altra Holdings, Inc.	9,567	257,448
American Railcar Industries, Inc.(a)	5,900	231,457
Ampco-Pittsburgh Corp.	2,200	39,424
Astec Industries, Inc.	4,561	164,014
Barnes Group, Inc.	18,342	640,503
Blount International, Inc.*	9,488	114,900
Briggs & Stratton Corp.(a)	6,671	134,221
Chart Industries, Inc.*	6,034	742,423
CIRCOR International, Inc.	4,484	278,815
Columbus McKinnon Corp.*	4,066	97,706
Commercial Vehicle Group, Inc.*	7,185	57,193
Douglas Dynamics, Inc.	1,886	27,781
Dynamic Materials Corp.	2,800	64,904
Eastern Co. (The)	500	8,085
Energy Recovery, Inc.(a)*	8,973	65,054
EnPro Industries, Inc.(a)*	6,974	419,905
ESCO Technologies, Inc.	5,122	170,204
Federal Signal Corp.*	14,869	191,364
Flow International Corp.*	8,979	35,826
FreightCar America, Inc.	2,400	49,632
Gorman-Rupp Co. (The)	4,364	175,084
Graham Corp.	1,900	68,647
Greenbrier Cos., Inc.(a)*	4,483	110,865
Hardinge, Inc.	800	12,360
Harsco Corp.	15,258	379,924
Hurco Cos., Inc.	1,000	25,860
Hyster-Yale Materials Handling, Inc.	2,000	179,340
ITT Corp.	13,848	497,836
John Bean Technologies Corp.	8,769	218,173
Kadant, Inc.	3,400	114,206
Kaydon Corp.	5,633	200,084
Key Technology, Inc.*	1,100	15,279
LB Foster Co., Class A	1,776	81,234
Lindsay Corp.(a)	2,399	195,806
Lydall, Inc.*	3,767	64,679
Manitex International, Inc.(a)*	1,300	14,209
Manitowoc Co., Inc. (The)	45,549	891,850
Meritor, Inc.*	3,984	31,314
Mfri, Inc.*	1,900	21,698
Middleby Corp.*	3,688	770,460
Miller Industries, Inc.	2,958	50,227
Mueller Industries, Inc.	8,775	488,504
Mueller Water Products, Inc., Class A	31,491	251,613
Navistar International Corp.(a)*	7,882	287,535
NN, Inc.	4,300	66,908
Omega Flex, Inc.	488	9,218
PMFG, Inc.*	2,118	15,673
RBC Bearings, Inc.*	4,700	309,683
Standex International Corp.	4,000	237,600
Sun Hydraulics Corp.	6,200	224,750
Supreme Industries, Inc., Class A*	1,256	8,013

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Tecumseh Products Co., Class A*	2,346	$20,997
Tennant Co.	5,339	331,018
Titan International, Inc.(a)	5,974	87,459
Toro Co. (The)	10,509	571,164
Trimas Corp.*	13,487	503,065
Trinity Industries, Inc.(a)	10,805	490,007
Twin Disc, Inc.	2,200	57,486
Wabash National Corp.(a)*	20,517	239,228
Watts Water Technologies, Inc., Class A	8,714	491,208
Woodward, Inc.	4,260	173,936
		14,193,892
Marine — 0.1%
Baltic Trading Ltd.	2,723	13,316
Genco Shipping & Trading Ltd.(a)*	4,738	18,620
International Shipholding Corp.	710	19,482
Matson, Inc.	10,600	278,038
		329,456
Media — 2.2%
AH Belo Corp., Class A	2,371	18,612
Ballantyne Strong, Inc.(a)*	3,464	14,757
Beasley Broadcasting Group, Inc., Class A	1,657	14,399
Belo Corp., Class A	24,544	336,253
Carmike Cinemas, Inc.*	3,020	66,682
Crown Media Holdings, Inc., Class A*	8,950	27,566
CTC Media, Inc.	34,363	361,155
Cumulus Media, Inc., Class A*	3,709	19,658
Digital Generation, Inc.*	3,307	42,760
DreamWorks Animation SKG, Inc., Class A*	17,520	498,619
Entercom Communications Corp., Class A(a)*	2,000	17,560
Entravision Communications Corp., Class A	18,845	111,185
EW Scripps Co. (The), Class A*	14,761	270,864
Gray Television, Inc.*	9,230	72,456
Harris Interactive, Inc.*	14,810	29,620
Harte-Hanks, Inc.	17,183	151,726
Here Media, Inc.*	499	5
Here Media, Inc., Special Shares*	499	5
John Wiley & Sons, Inc., Class A(a)	5,183	247,177
Journal Communications, Inc., Class A*	15,194	129,909
LIN Media LLC, Class A*	6,092	123,607
Lions Gate Entertainment Corp.*	11,254	394,453
Live Nation Entertainment, Inc.*	44,152	819,020
Loral Space & Communications, Inc.	4,385	296,996
Martha Stewart Living Omnimedia, Class A*	1,221	2,808
McClatchy Co. (The), Class A(a)*	13,196	39,588
Meredith Corp.(a)	9,000	428,580
National CineMedia, Inc.	10,450	197,087
New York Times Co. (The), Class A(a)*	33,849	425,482
Nexstar Broadcasting Group, Inc., Class A(a)	9,957	443,136
Radio One, Inc.(a)*	6,700	18,023
Regal Entertainment Group, Class A(a)	26,218	497,618
Rentrak Corp.*	1,900	61,978
Saga Communications, Inc., Class A	1,116	49,528
Salem Communications Corp., Class A	1,041	8,619
Scholastic Corp.	6,200	177,630
Sinclair Broadcast Group, Inc., Class A(a)	11,700	392,184
Starz - Liberty Capital*	10,171	286,110
Valassis Communications, Inc.(a)	2,400	69,312
World Wrestling Entertainment, Inc., Class A	3,414	34,720
		7,197,447
Metals & Mining — 1.1%
A.M. Castle & Co.(a)*	2,487	40,041
AMCOL International Corp.(a)	7,925	258,989
Century Aluminum Co.*	14,957	120,404
Commercial Metals Co.	29,035	492,143
Compass Minerals International, Inc.	5,465	416,816
Contango ORE, Inc.(a)*	350	3,500
Friedman Industries, Inc.	700	7,000
General Moly, Inc.(a)*	18,758	30,951
Globe Specialty Metals, Inc.(a)	584	8,999
Haynes International, Inc.	2,200	99,726
Hecla Mining Co.(a)	41,321	129,748
Horsehead Holding Corp.*	4,474	55,746
Kaiser Aluminum Corp.	4,533	322,976
Materion Corp.	5,300	169,918
McEwen Mining, Inc.(a)*	38,236	91,766
Mines Management, Inc.(a)*	8,088	4,545
Olympic Steel, Inc.(a)	1,900	52,782
Revett Minerals, Inc.(a)*	2,266	2,561
RTI International Metals, Inc.*	5,500	176,220
Schnitzer Steel Industries, Inc., Class A(a)	3,175	87,440
Stillwater Mining Co.*	7,600	83,676
SunCoke Energy, Inc.*	4,588	77,996
Universal Stainless & Alloy*	1,400	45,542
Worthington Industries, Inc.	24,200	833,206
		3,612,691
Multi-Utilities — 0.3%
Avista Corp.	12,400	327,360
Black Hills Corp.	7,800	388,908
NorthWestern Corp.	8,500	381,820
		1,098,088
Multiline Retail — 0.4%
ALCO Stores, Inc.*	200	2,790
Big Lots, Inc.*	10,880	403,539
Bon-Ton Stores, Inc. (The)(a)	2,700	28,485
Fred's, Inc., Class A	6,887	107,782
Gordmans Stores, Inc.	2,170	24,413
Saks, Inc.*	39,776	634,029
Tuesday Morning Corp.*	9,803	149,692
		1,350,730
Office Electronics — 0.2%
Zebra Technologies Corp., Class A*	12,323	561,066
Oil, Gas & Consumable Fuels — 2.8%
Abraxas Petroleum Corp.(a)*	14,400	37,008
Adams Resources & Energy, Inc.	900	49,959
Alon USA Energy, Inc.	11,141	113,750
Alpha Natural Resources, Inc.*	43,525	259,409
Approach Resources, Inc.(a)*	5,197	136,577
Barnwell Industries, Inc.(a)*	2,159	7,448
Berry Petroleum Co., Class A	1,429	61,633
Bill Barrett Corp.(a)*	7,435	186,693
Black Ridge Oil and Gas, Inc.*	2,059	1,647
Bonanza Creek Energy, Inc.(a)*	11,385	549,440
BPZ Resources, Inc.(a)*	28,065	54,727
Callon Petroleum Co.*	6,754	36,944
Carrizo Oil & Gas, Inc.(a)*	8,200	305,942
Cheniere Energy, Inc.*	2,000	68,280
Clayton Williams Energy, Inc.*	2,100	110,187
Clean Energy Fuels Corp.(a)*	13,545	173,105
Comstock Resources, Inc.	5,780	91,960
Contango Oil & Gas Co.	3,500	128,625

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Crimson Exploration, Inc.*	4,791	$14,421
Crosstex Energy, Inc.	12,460	260,289
Delek US Holdings, Inc.	20,378	429,772
DHT Holdings, Inc.	697	3,046
Double Eagle Petroleum Co.*	1,550	4,650
Emerald Oil, Inc.(a)*	7,983	57,398
EPL Oil & Gas, Inc.*	13,373	496,272
Evolution Petroleum Corp.*	1,923	21,653
FieldPoint Petroleum Corp.(a)*	1,200	5,376
FX Energy, Inc.(a)*	4,458	15,335
Gastar Exploration Ltd.*	4,804	18,976
Gevo, Inc.(a)*	1,075	2,064
Green Plains Renewable Energy, Inc.	8,635	138,592
Gulf Coast Ultra Deep Royalty Trust*	15,630	34,073
Gulfport Energy Corp.*	1,600	102,944
Harvest Natural Resources, Inc.(a)*	7,400	39,590
HKN, Inc.(a)*	104	7,332
Houston American Energy Corp.*	6,452	1,871
James River Coal Co.(a)*	6,793	13,450
Matador Resources Co.*	11,954	195,209
Northern Oil and Gas, Inc.(a)*	6,951	100,303
Overseas Shipholding Group, Inc.(a)*	2,209	3,866
Panhandle Oil and Gas, Inc., Class A(a)	1,289	36,453
PDC Energy, Inc.*	10,318	614,334
Penn Virginia Corp.*	9,561	63,581
Petroquest Energy, Inc.*	11,749	47,113
Renewable Energy Group, Inc.*	4,140	62,721
Rentech, Inc.	42,748	84,641
Rex American Resources Corp.*	1,575	48,415
Rex Energy Corp.*	19,643	438,039
Scorpio Tankers, Inc.	25,724	251,066
SemGroup Corp., Class A	12,586	717,654
Stone Energy Corp.*	3,925	127,288
Swift Energy Co.(a)*	3,200	36,544
Synergy Resources Corp.*	19,940	194,415
Targa Resources Corp.	7,980	582,221
Teekay Corp.	7,779	332,552
Triangle Petroleum Corp.*	5,619	55,179
Vaalco Energy, Inc.*	12,400	69,192
W&T Offshore, Inc.(a)	14,205	251,713
Warren Resources, Inc.*	3,251	9,525
Western Refining, Inc.(a)	28,243	848,420
		9,210,882
Paper & Forest Products — 0.8%
Clearwater Paper Corp.*	6,154	293,977
Deltic Timber Corp.	2,800	182,392
KapStone Paper and Packaging Corp.	14,243	609,600
Louisiana-Pacific Corp.*	9,284	163,305
Mercer International, Inc.(a)*	9,357	66,341
Neenah Paper, Inc.	3,300	129,723
P. H. Glatfelter Co.	13,999	378,953
Resolute Forest Products, Inc.*	2,337	30,895
Schweitzer-Mauduit International, Inc.	10,692	647,187
Wausau Paper Corp.(a)	9,409	122,223
		2,624,596
Personal Products — 0.6%
CCA Industries, Inc.	556	1,918
Elizabeth Arden, Inc.*	10,900	402,428
Inter Parfums, Inc.	10,446	313,276
Medifast, Inc.*	3,300	88,737
Natural Alternatives International, Inc.*	1,000	5,750
Natures Sunshine Products, Inc.	2,700	51,489
Nutraceutical International Corp.	2,300	54,602
Prestige Brands Holdings, Inc.*	15,321	461,469
Revlon, Inc., Class A*	13,381	371,590
United-Guardian, Inc.(a)	600	15,216
USANA Health Sciences, Inc.*	3,400	295,086
		2,061,561
Pharmaceuticals — 1.1%
Akorn, Inc.(a)*	4,529	89,131
Auxilium Pharmaceuticals, Inc.(a)*	2,956	53,888
Corcept Therapeutics, Inc.(a)*	4,500	7,155
Cumberland Pharmaceuticals, Inc.*	5,912	26,781
Depomed, Inc.(a)*	498	3,725
Endocyte, Inc.(a)*	894	11,917
Hi-Tech Pharmacal Co., Inc.	2,678	115,556
Impax Laboratories, Inc.*	13,785	282,730
Lannett Co., Inc.*	5,550	121,101
Medicines Co. (The)*	21,641	725,406
Pain Therapeutics, Inc.(a)*	5,500	14,960
Pozen, Inc.*	10,087	57,798
Questcor Pharmaceuticals, Inc.(a)	8,803	510,574
Sagent Pharmaceuticals, Inc.*	1,564	31,906
Santarus, Inc.*	13,230	298,601
Sciclone Pharmaceuticals, Inc.*	18,255	92,553
Sucampo Pharmaceuticals, Inc., Class A*	3,198	19,956
Transcept Pharmaceuticals, Inc.(a)*	2,528	8,039
Viropharma, Inc.*	25,800	1,013,940
		3,485,717
Professional Services — 1.5%
Acacia Research Corp.	7,978	183,973
Advisory Board Co. (The)*	7,369	438,308
Barrett Business Services, Inc.	2,100	141,351
CBIZ, Inc.(a)*	15,700	116,808
CDI Corp.	4,800	73,488
Corporate Executive Board Co. (The)	8,393	609,500
CRA International, Inc.*	2,200	40,964
Dolan Media Co. (The)*	6,400	14,464
Exponent, Inc.	2,610	187,502
Franklin Covey Co.*	5,596	100,448
FTI Consulting, Inc.*	5,347	202,117
GP Strategies Corp.*	3,999	104,854
Heidrick & Struggles International, Inc.	3,700	70,522
Hill International, Inc.*	9,200	30,360
Hudson Global, Inc.*	2,471	8,006
Huron Consulting Group, Inc.*	3,951	207,862
ICF International, Inc.*	4,955	175,456
Insperity, Inc.	5,700	214,320
Kelly Services, Inc., Class A	6,320	123,050
Kforce, Inc.	10,079	178,297
Korn/Ferry International*	6,099	130,519
Mastech Holdings, Inc.(a)	849	9,632
Mistras Group, Inc.*	5,383	91,511
National Technical Systems, Inc.*	1,400	31,990
Navigant Consulting, Inc.*	10,515	162,562
Odyssey Marine Exploration, Inc.*	6,750	20,317
On Assignment, Inc.*	17,285	570,405
Pendrell Corp.*	28,803	55,878
RCM Technologies, Inc.(a)	2,995	18,060
Resources Connection, Inc.	10,115	137,261
RPX Corp.*	13,370	234,376
SmartPros Ltd.	1,000	2,100
TrueBlue, Inc.*	8,561	205,550
Volt Information Sciences, Inc.(a)*	3,624	27,180
VSE Corp.(a)	850	39,907
		4,958,898

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) — 0.2%
Geo Group, Inc. (The)	14,152	$470,554
Ryman Hospitality Properties	932	32,163
		502,717
Real Estate Management & Development — 0.8%
Alexander & Baldwin, Inc.*	11,578	417,040
Altisource Asset Management Corp.*	596	315,430
Altisource Portfolio Solutions SA*	7,167	1,003,452
AV Homes, Inc.*	2,349	41,013
Consolidated-Tomoka Land Co.(a)	995	38,297
Forestar Group, Inc.*	10,357	222,986
Kennedy-Wilson Holdings, Inc.	15,097	280,200
St. Joe Co. (The)*	2,522	49,482
Tejon Ranch Co.*	8,031	247,676
Thomas Properties Group, Inc.(a)	13,872	93,220
		2,708,796
Road & Rail — 1.4%
AMERCO	4,141	762,482
Arkansas Best Corp.	6,929	177,867
Avis Budget Group, Inc.*	9,567	275,817
Celadon Group, Inc.	5,010	93,537
Con-way, Inc.	10,829	466,622
Covenant Transportation Group, Inc., Class A*	1,500	9,510
Heartland Express, Inc.(a)	16,495	234,064
Knight Transportation, Inc.	16,200	267,624
Landstar System, Inc.	3,720	208,246
Marten Transport Ltd.	6,921	118,695
P.A.M. Transportation Services, Inc.(a)	3,196	55,898
Quality Distribution, Inc.*	6,100	56,364
Roadrunner Transportation Systems, Inc.*	7,684	216,996
Saia, Inc.*	8,300	258,794
Swift Transportation Co.*	29,334	592,253
Universal Truckload Services, Inc.	3,300	87,978
USA Truck, Inc.(a)*	1,900	17,024
Werner Enterprises, Inc.(a)	24,275	566,336
		4,466,107
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.*	6,500	113,880
Alpha & Omega Semiconductor Ltd.*	1,092	9,184
Amkor Technology, Inc.*	31,457	134,951
Amtech Systems, Inc.*	2,200	16,060
Anadigics, Inc.*	14,200	27,974
Applied Micro Circuits Corp.*	14,675	189,307
ATMI, Inc.*	8,600	228,072
Axcelis Technologies, Inc.*	20,139	42,493
AXT, Inc.*	12,200	28,548
Brooks Automation, Inc.	8,338	77,627
Cabot Microelectronics Corp.*	4,198	161,707
Cascade Microtech, Inc.*	3,500	31,395
Ceva, Inc.*	4,258	73,450
Cirrus Logic, Inc.(a)*	5,162	117,074
Cohu, Inc.	3,473	37,890
Cyberoptics Corp.*	1,700	10,574
Cypress Semiconductor Corp.(a)*	10,726	100,181
Diodes, Inc.*	9,302	227,899
DSP Group, Inc.*	2,800	19,740
Entegris, Inc.*	27,391	278,019
Entropic Communications, Inc.*	7,639	33,459
Exar Corp.*	11,669	156,481
Fairchild Semiconductor International, Inc.*	3,222	44,754
FormFactor, Inc.*	8,541	58,591
GigOptix, Inc.*	1,578	2,067
GSI Technology, Inc.*	6,498	45,681
GT Advanced Technologies, Inc.(a)*	17,362	147,751
Hittite Microwave Corp.*	3,415	223,170
Inphi Corp.*	2,849	38,262
Integrated Device Technology, Inc.*	29,969	282,308
Integrated Silicon Solution, Inc.*	5,884	64,077
International Rectifier Corp.*	13,523	334,965
Intersil Corp., Class A	22,645	254,303
IXYS Corp.	7,000	67,550
Kopin Corp.*	16,230	65,407
Kulicke & Soffa Industries, Inc.*	14,467	167,094
Lattice Semiconductor Corp.*	21,818	97,308
LTX-Credence Corp.*	10,191	67,057
Magnachip Semiconductor Corp.*	12,190	262,451
MaxLinear, Inc., Class A*	1,904	15,784
Micrel, Inc.	7,400	67,414
Microsemi Corp.*	27,961	678,054
MKS Instruments, Inc.	16,503	438,815
Monolithic Power Systems, Inc.	11,800	357,304
MoSys, Inc.*	4,488	16,695
Nanometrics, Inc.*	4,751	76,586
Omnivision Technologies, Inc.*	11,616	177,841
PDF Solutions, Inc.*	8,956	190,315
Pericom Semiconductor Corp.*	5,500	42,900
Photronics, Inc.*	12,017	94,093
Pixelworks, Inc.*	1,533	6,163
PLX Technology, Inc.*	2,089	12,576
PMC - Sierra, Inc.*	56,112	371,461
Power Integrations, Inc.(a)	9,830	532,294
Rambus, Inc.(a)*	23,437	220,308
RF Micro Devices, Inc.*	84,419	476,123
Rubicon Technology, Inc.(a)*	1,600	19,376
Rudolph Technologies, Inc.*	7,386	84,200
Semtech Corp.*	22,910	687,071
Silicon Image, Inc.*	13,135	70,141
Silicon Laboratories, Inc.*	7,769	331,814
Spansion, Inc., Class A*	8,430	85,059
SunEdison, Inc.(a)*	48,404	385,780
SunPower Corp.(a)*	18,830	492,593
Supertex, Inc.	1,824	46,220
Synaptics, Inc.*	13,601	602,252
Tessera Technologies, Inc.	8,866	171,557
TriQuint Semiconductor, Inc.*	28,000	227,640
Ultra Clean Holdings*	4,750	32,823
Ultratech, Inc.*	6,800	206,040
Veeco Instruments, Inc.(a)*	6,900	256,887
Volterra Semiconductor Corp.*	5,300	121,900
		11,934,840
Software — 3.3%
Accelrys, Inc.*	13,277	130,911
ACI Worldwide, Inc.*	6,131	331,442
Actuate Corp.*	14,300	105,105
Advent Software, Inc.	14,558	462,217
American Software, Inc., Class A	5,100	43,554
AsiaInfo-Linkage, Inc.*	4,273	49,310
Aspen Technology, Inc.*	2,178	75,250
AVG Technologies NV*	8,071	193,220
Blackbaud, Inc.	5,600	218,624
Bottomline Technologies, Inc.(a)*	7,935	221,228
Bsquare Corp.*	2,300	6,325
Compuware Corp.	53,853	603,154
Comverse, Inc.*	1,400	44,730
Digimarc Corp.	1,256	25,371
Ebix, Inc.(a)	2,155	21,421
Ellie Mae, Inc.(a)*	4,209	134,730

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
EPIQ Systems, Inc.	8,450	$111,709
ePlus, Inc.	1,200	62,016
Fair Isaac Corp.	11,500	635,720
Gerber Scientific(a) (c)*	5,000	—
GSE Systems, Inc.(a)*	2,896	4,547
Guidance Software, Inc.(a)*	1,433	12,997
Guidewire Software, Inc.(a)*	7,156	337,119
Interactive Intelligence Group*	3,800	241,262
Manhattan Associates, Inc.*	6,262	597,708
Mentor Graphics Corp.	35,836	837,487
Monotype Imaging Holdings, Inc.	8,920	255,647
NetScout Systems, Inc.*	10,385	265,544
Pegasystems, Inc.	3,563	141,843
Progress Software Corp.*	17,294	447,569
PROS Holdings, Inc.*	701	23,967
QAD, Inc., Class A	4,909	66,959
QAD, Inc., Class B(a)	1,219	13,714
QLIK Technologies, Inc.*	25,796	883,255
Rosetta Stone, Inc.*	1,505	24,426
Rovi Corp.*	35,275	676,222
Seachange International, Inc.*	7,100	81,437
SS&C Technologies Holdings, Inc.*	15,749	600,037
Synchronoss Technologies, Inc.*	11,875	451,963
Take-Two Interactive Software, Inc.*	13,940	253,150
TeleCommunication Systems, Inc., Class A*	10,596	26,066
TeleNav, Inc.*	8,331	48,653
Tyler Technologies, Inc.*	8,905	778,920
Ultimate Software Group, Inc.*	977	144,010
Verint Systems, Inc.*	7,324	271,427
Zynga, Inc., Class A*	3,301	12,148
		10,974,114
Specialty Retail — 4.5%
Aaron's, Inc.	19,040	527,408
Aeropostale, Inc.(a)*	6,593	61,974
America's Car-Mart, Inc.*	2,516	113,497
Ann, Inc.*	12,800	463,616
Asbury Automotive Group, Inc.*	9,700	516,040
Barnes & Noble, Inc.(a)*	14,343	185,598
Bebe Stores, Inc.(a)	17,142	104,395
Big 5 Sporting Goods Corp.	7,386	118,767
Books-A-Million, Inc.(a)*	3,928	9,427
Boyds Collection Ltd.(a) (b)*	10,000	—
Brown Shoe Co., Inc.	12,112	284,269
Buckle, Inc. (The)(a)	16,509	892,311
Cabela's, Inc.(a)*	3,701	233,274
Cache, Inc.*	4,484	26,725
Cato Corp. (The), Class A	7,100	198,658
Children's Place Retail Stores, Inc. (The)*	4,800	277,728
Citi Trends, Inc.*	2,600	45,448
Conn's, Inc.*	7,199	360,238
Destination Maternity Corp.	2,800	89,040
Destination XL Group, Inc.*	8,325	53,863
Express, Inc.*	17,104	403,483
Finish Line Inc. (The), Class A	16,824	418,413
Genesco, Inc.*	7,330	480,701
Group 1 Automotive, Inc.(a)	6,900	535,992
Guess?, Inc.(a)	15,234	454,735
Haverty Furniture Cos., Inc.	4,500	110,385
hhgregg, Inc.*	9,379	167,978
Hibbett Sports, Inc.(a)*	8,276	464,697
Jos. A. Bank Clothiers, Inc.*	5,212	229,119
Kirkland's, Inc.*	5,977	110,216
Lithia Motors, Inc., Class A	7,855	573,101
Lumber Liquidators Holdings, Inc.(a)*	8,269	881,889
MarineMax, Inc.*	5,699	69,528
Men's Wearhouse, Inc. (The)	11,601	395,014
Monro Muffler Brake, Inc.(a)	10,650	495,118
New York & Co., Inc.*	22,433	129,663
Office Depot, Inc.(a)*	16,500	79,695
OfficeMax, Inc.	7,216	92,293
Pacific Sunwear of California, Inc.*	4,122	12,366
Penske Auto Group, Inc.	20,300	867,419
PEP Boys-Manny Moe & Jack (The)*	7,932	98,912
Perfumania Holdings, Inc.(a)*	1,156	5,572
Pier 1 Imports, Inc.	36,466	711,816
RadioShack Corp.(a)*	7,500	25,575
Rent-A-Center, Inc.(a)	13,571	517,055
Rue21, Inc.(a)*	5,056	203,959
Select Comfort Corp.(a)*	13,569	330,405
Shoe Carnival, Inc.	3,360	90,754
Sonic Automotive, Inc., Class A	8,545	203,371
Sport Chalet, Inc.*	800	880
Stage Stores, Inc.(a)	11,200	215,040
Stein Mart, Inc.	11,157	153,074
Systemax, Inc.	7,400	68,598
Tandy Leather Factory, Inc.(a)*	2,200	17,314
Tile Shop Holdings, Inc.*	2,330	68,712
Trans World Entertainment	5,400	25,002
Vitamin Shoppe, Inc.(a)*	5,222	228,462
West Marine, Inc.*	4,005	48,861
Wet Seal, Inc. (The)*	30,305	119,099
Winmark Corp.	1,162	85,651
Zale Corp.*	6,123	93,070
Zumiez, Inc.(a)*	4,536	124,899
		14,970,162
Textiles, Apparel & Luxury Goods — 1.7%
Charles & Colvard Ltd.*	1,240	8,692
Cherokee, Inc.	1,700	22,117
Columbia Sportswear Co.(a)	8,700	524,001
Crocs, Inc.*	18,200	247,702
Culp, Inc.	2,400	44,904
Deckers Outdoor Corp.(a)*	6,944	457,748
Delta Apparel, Inc.*	1,153	19,094
Fifth & Pacific Cos., Inc.*	16,134	405,447
G-III Apparel Group Ltd.(a)*	6,830	372,850
Iconix Brand Group, Inc.*	16,998	564,674
Jones Group, Inc. (The)	12,413	186,319
Lakeland Industries, Inc.*	440	2,376
Maidenform Brands, Inc.*	5,100	119,799
Movado Group, Inc.	4,970	217,437
Oxford Industries, Inc.	4,980	338,540
Perry Ellis International, Inc.	3,333	62,794
Quiksilver, Inc.(a)*	11,425	80,318
R.G. Barry Corp.	1,900	35,929
Rocky Brands, Inc.	1,000	17,410
Skechers U.S.A., Inc., Class A*	7,316	227,601
Steven Madden Ltd.*	14,460	778,382
Superior Uniform Group, Inc.	1,100	13,772
Unifi, Inc.*	4,533	105,891
Wolverine World Wide, Inc.(a)	11,000	640,530
		5,494,327
Thrifts & Mortgage Finance — 1.7%
Astoria Financial Corp.	18,764	233,424
Banc of California, Inc.(a)	1,673	23,138
Bank Mutual Corp.	8,663	54,317
BankFinancial Corp.	4,900	43,708
Beneficial Mutual Bancorp, Inc.*	17,310	172,581
Berkshire Hills Bancorp, Inc.	4,639	116,485

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
BofI Holding, Inc.(a)*	4,691	$304,258
Brookline Bancorp, Inc.	13,518	127,204
Cape Bancorp, Inc.	236	2,162
Capitol Federal Financial, Inc.	44,639	554,863
CFS Bancorp, Inc.	1,800	19,944
Charter Financial Corp.	1,429	15,433
Citizens Community Bancorp, Inc.	400	2,900
Clifton Savings Bancorp, Inc.	4,173	51,703
Dime Community Bancshares, Inc.	8,499	141,508
Doral Financial Corp.(a)*	315	6,010
ESB Financial Corp.	835	10,646
ESSA Bancorp, Inc.	1,900	19,798
Federal Agricultural Mortgage Corp., Class C	1,400	46,732
First Defiance Financial Corp.	1,100	25,729
First Federal Bancshares of Arkansas, Inc.*	1,754	16,400
First Federal of Northern Michigan Bancorp, Inc.*	300	1,329
First Financial Northwest, Inc.(a)	2,239	23,353
Flagstar Bancorp, Inc.(a)*	5,202	76,782
Fox Chase Bancorp, Inc.	3,230	56,202
Hampden Bancorp, Inc.	300	4,800
HF Financial Corp.	110	1,412
Hingham Institution for Savings	213	14,891
Home Bancorp, Inc.*	994	17,952
HopFed Bancorp, Inc.	415	4,644
Kearny Financial Corp.*	17,221	175,999
Meridian Interstate Bancorp, Inc.*	3,210	69,946
MGIC Investment Corp.*	44,075	320,866
New Hampshire Thrift Bancshares, Inc.	200	2,706
Northeast Community Bancorp, Inc.	2,200	14,366
Northfield Bancorp, Inc.	14,040	170,446
Northwest Bancshares, Inc.	27,000	356,940
OceanFirst Financial Corp.	3,912	66,152
Oritani Financial Corp.	15,480	254,801
Provident Financial Holdings, Inc.	600	9,966
Provident Financial Services, Inc.	12,315	199,626
Provident New York Bancorp	8,900	96,921
Pulaski Financial Corp.	2,040	21,032
Radian Group, Inc.	27,036	376,611
Rockville Financial, Inc.	7,084	92,092
Roma Financial Corp.*	4,854	90,236
SI Financial Group, Inc.	2,065	23,438
Simplicity Bancorp, Inc.	2,068	32,157
Territorial Bancorp, Inc.	2,302	50,575
Timberland Bancorp, Inc.	2,600	23,400
Tree.com, Inc.	900	23,634
Trustco Bank Corp. NY	13,642	81,306
United Financial Bancorp, Inc.	4,912	79,427
Walker & Dunlop, Inc.*	3,682	58,581
Washington Federal, Inc.	29,276	605,428
Waterstone Financial, Inc.(a)*	6,900	70,035
Westfield Financial, Inc.	5,000	35,300
WSFS Financial Corp.	1,002	60,370
		5,652,665
Tobacco — 0.1%
Alliance One International, Inc.*	17,922	52,153
Universal Corp.(a)	5,600	285,208
Vector Group Ltd.(a)	1,040	16,753
		354,114
Trading Companies & Distributors — 1.4%
Aceto Corp.	8,918	139,299
Aircastle Ltd.	15,000	261,150
Applied Industrial Technologies, Inc.	13,492	694,838
Beacon Roofing Supply, Inc.*	16,599	612,005
BlueLinx Holdings, Inc.(a)*	19,332	37,697
CAI International, Inc.*	4,585	106,693
DXP Enterprises, Inc.*	3,100	244,807
GATX Corp.	13,889	660,005
H&E Equipment Services, Inc.*	10,384	275,799
Houston Wire & Cable Co.	5,746	77,399
Kaman Corp., Class A(a)	7,224	273,501
Lawson Products, Inc.*	1,575	16,238
Rush Enterprises, Inc., Class A(a)*	8,947	237,185
TAL International Group, Inc.(a)	11,491	536,974
Textainer Group Holdings Ltd.(a)	13,735	520,145
Titan Machinery, Inc.(a)*	3,710	59,620
Willis Lease Finance Corp.*	900	14,157
		4,767,512
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.*	9,745	203,963
Water Utilities — 0.2%
American States Water Co.	7,100	195,676
Artesian Resources Corp., Class A	1,300	28,925
California Water Service Group	6,200	125,984
Connecticut Water Service, Inc.(a)	1,900	61,104
Consolidated Water Co., Ltd.	2,195	32,859
Middlesex Water Co.(a)	2,337	49,989
SJW Corp.	4,400	123,288
York Water Co.(a)	1,271	25,509
		643,334
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)*	532	3,724
Leap Wireless International, Inc.*	2,600	41,054
NTELOS Holdings Corp.	3,093	58,148
Shenandoah Telecommunications Co.	2,970	71,577
USA Mobility, Inc.	4,000	56,640
		231,143
TOTAL COMMON STOCKS
(Identified Cost $222,014,150)		329,817,495

RIGHTS & WARRANTS — 0.0%
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17*	335	754
U.S. Concrete, Inc., expires 8/31/17(b)*	335	—
		754
Health Care Equipment & Supplies — 0.0%
Photomedex, Inc., expires 12/13/14(b)*	79	—
Pharmaceuticals — 0.0%
FRD Acquisition Co.(c)*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b)*	13,728	—
Real Estate Management & Development — 0.0%
Tejon Ranch Co.*	1,186	3,273
TOTAL RIGHTS & WARRANTS
(Identified Cost $93,334)		4,027

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	801,100	801,100
		801,101
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $801,101)		801,101

See notes to schedule of investments.

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 19.2%
State Street Navigator Securities
Lending Prime Portfolio	63,481,323	$63,481,323
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $63,481,323)		63,481,323

Total Investments — 119.1%
(Identified Cost $286,389,908)#		394,103,946
Liabilities, Less Cash and Other Assets — (19.1%)		(63,111,467)

Net Assets — 100.0%		$330,992,479

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2013, the market value of the securities on loan was $63,720,114.
*	Non-income producing security.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At September 30, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $286,389,908. Net unrealized appreciation aggregated $107,714,038 of which $120,885,723 related to appreciated investment securities and $13,171,685 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

September 30, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Consumer Discretionary	18.2%
Information Technology	17.9%
Industrials	17.8%
Financials	17.8%
Health Care	10.5%
Materials	5.3%
Consumer Staples	5.1%
Energy	4.7%
Utilities	2.2%
Telecommunication Services	0.5%
100.0%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Australia — 5.2%
Alumina Ltd.*	331,073	$316,580
Asciano Ltd.	159,919	869,769
Bank of Queensland Ltd.	90,810	914,940
Beach Energy Ltd.	1,825	2,273
Bendigo and Adelaide Bank Ltd.(a)	81,165	758,703
BlueScope Steel Ltd.*	66,691	291,171
Boral Ltd.(a)	150,171	672,454
Caltex Australia Ltd.	54,126	933,637
Downer EDI Ltd.	15,365	64,216
Echo Entertainment Group Ltd.	139,940	362,929
Fairfax Media Ltd.(a)	358,477	178,916
GrainCorp Ltd.	3,165	36,465
Harvey Norman Holdings Ltd.(a)	91,092	270,236
Incitec Pivot Ltd.	278,323	698,452
Leighton Holdings Ltd.(a)	2,999	53,857
Lend Lease Group	73,272	694,491
Macquarie Group Ltd.	56,310	2,516,789
Metcash Ltd.(a)	18,846	56,261
Newcrest Mining Ltd.	54,581	595,748
Origin Energy Ltd.	224,365	2,951,273
OZ Minerals Ltd.(a)	32,061	132,500
Primary Health Care Ltd.	72,320	325,193
Qantas Airways Ltd.*	197,873	272,279
QBE Insurance Group Ltd.	6,839	93,596
Rio Tinto Ltd.	35,019	2,016,998
Santos Ltd.	170,423	2,397,534
Seven Group Holdings Ltd.	5,495	41,830
Sims Metal Management Ltd.*	38,790	345,226
Sonic Healthcare Ltd.	7,467	112,779
Suncorp Group Ltd.	236,054	2,878,208
TABCORP Holdings Ltd.	120,355	368,276
Tatts Group Ltd.	205,124	593,217
Toll Holdings Ltd.	95,693	520,456
Treasury Wine Estates Ltd.	105,063	433,219
Wesfarmers Ltd.	211,821	8,127,611
		31,898,082
Austria — 0.3%
Erste Group Bank AG	39,377	1,244,415
Raiffeisen Bank International AG(a)	8,878	290,537
		1,534,952
Belgium — 1.5%
Ageas	40,369	1,635,120
Belgacom SA(a)	2,012	53,486
Delhaize Group SA	18,053	1,137,868
KBC Groep NV	40,034	1,966,821
S.A. D'ieteren SA	2,077	96,407
Solvay SA	13,524	2,028,106
UCB SA	31,369	1,909,266
		8,827,074
Canada — 9.8%
Agrium, Inc.(a)	16,025	1,346,581
Barrick Gold Corp.	95,697	1,781,878
Blackberry Ltd.(a)*	35,700	280,734
Blackberry Ltd.(a)*	13,552	107,738
Cameco Corp.(a)	36,048	650,232
Cameco Corp.(a)	600	10,842
Canadian Natural Resources Ltd.	121,797	3,827,551
Canadian Natural Resources Ltd.	81,115	2,550,256
Canadian Tire Corp. Ltd., Class A(a)	18,300	1,620,804
Crescent Point Energy Corp.(a)	30,331	1,148,400
Empire Co., Ltd., Class A	7,800	563,163
Enerplus Corp.(a)	32,481	537,645
Ensign Energy Services, Inc.	16,271	278,647
Fairfax Financial Holdings Ltd.	3,000	1,213,223
First Quantum Minerals Ltd.(a)	64,915	1,208,747
Genworth MI Canada, Inc.(a)	3,100	87,187
George Weston Ltd.	3,109	244,512
Goldcorp, Inc.	63,211	1,644,634
Goldcorp, Inc.	67,144	1,746,415
Husky Energy, Inc.(a)	65,750	1,890,699
IAMGOLD Corp.	19,359	92,468
Industrial Alliance Insurance & Financial Services, Inc.	18,285	772,548
Kinross Gold Corp.	203,700	1,026,361
Lightstream Resources Ltd.(a)	7,732	55,698
Loblaw Cos., Ltd.	9,911	437,891
Lundin Mining Corp.*	23,886	105,047
Magna International, Inc.	50,224	4,142,060
Manulife Financial Corp.(a)	260,840	4,315,046
MEG Energy Corp.*	4,598	158,646
Pacific Rubiales Energy Corp.	14,032	277,084
Pan American Silver Corp.(a)	6,906	72,945
Pan American Silver Corp.	8,150	85,983
Pengrowth Energy Corp.(a)	40,836	240,247
Penn West Petroleum Ltd.(a)	73,651	817,272
Precision Drilling Corp.	40,259	399,444
Quebecor, Inc., Class B	2,466	58,487
Sun Life Financial, Inc.	99,837	3,188,813
Suncor Energy, Inc.	259,369	9,273,880
Suncor Energy, Inc.	27,648	989,245
Talisman Energy, Inc.	166,377	1,909,205
Teck Resources Ltd., Class B(a)	104,620	2,811,399
Thomson Reuters Corp.(a)	106,534	3,725,406
TMX Group Ltd.	700	33,299
TransAlta Corp.(a)	32,569	423,060
Turquoise Hill Resources Ltd.(a)*	42,111	186,131
Uranium One, Inc.*	43,004	118,986
Yamana Gold, Inc.(a)	154,108	1,602,346
		60,058,885
Cayman Islands — 0.0%
FIH Mobile Ltd.*	240,000	149,151
Denmark — 1.7%
A P Moller - Maersk A/S, Class A	63	544,855
A P Moller - Maersk A/S, Class B	273	2,503,156
Carlsberg A/S, Class B	21,154	2,179,440
Danske Bank A/S*	157,972	3,401,222
FLSmidth & Co. A/S(a)	4,386	236,281
GN Store Nord A/S	1,260	26,511
H Lundbeck A/S(a)	6,315	137,684
Jyske Bank A/S*	9,528	473,194
Rockwool International A/S, B Shares	570	92,327
TDC A/S	52,152	441,293
		10,035,963
Finland — 1.1%
Fortum Oyj	36,895	831,557
Kesko Oyj, B Shares	6,878	206,383
Neste Oil Oyj(a)	18,872	417,432
Nokia Oyj*	256,789	1,687,655
Stora Enso Oyj, R Shares	133,259	1,129,451
UPM-Kymmene Oyj(a)	153,593	2,125,675
		6,398,153
France — 11.0%
AXA SA	318,289	7,373,981
BNP Paribas SA	145,700	9,855,515
Bollore SA	1,152	602,042
Bouygues SA(a)	21,751	793,762
Cap Gemini SA	21,722	1,292,130
Casino Guichard Perrachon SA	9,523	981,313

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
CGG*	10,208	$235,252
CGG, ADR(a)	9,901	228,218
Cie de Saint-Gobain	80,730	3,997,838
Cie Generale des Etablissements Michelin	26,524	2,941,330
Ciments Francais SA	61	4,205
CNP Assurances	24,886	448,277
Credit Agricole SA*	186,204	2,053,287
EDF SA	32,593	1,030,905
Eiffage SA	241	13,217
GDF Suez	296,273	7,443,099
Lafarge SA	38,431	2,677,037
Lagardere SCA	18,113	588,223
Natixis	161,411	772,575
Orange SA	358,763	4,498,734
Peugeot SA(a)*	25,314	416,090
Renault SA	35,128	2,800,526
Rexel SA	15,174	385,929
SCOR SE	6,835	226,314
Societe Generale SA	137,779	6,864,905
STMicroelectronics NV	113,137	1,043,393
Vallourec SA	11,001	658,857
Vivendi SA	298,408	6,864,942
		67,091,896
Germany — 8.2%
Allianz SE	15,596	2,451,710
Bayerische Motoren Werke AG	42,082	4,524,279
Celesio AG	6,399	144,051
Commerzbank AG*	95,020	1,093,942
Daimler AG	164,441	12,818,380
Deutsche Bank AG	77,883	3,576,056
Deutsche Bank AG	83,065	3,811,022
Deutsche Lufthansa AG*	43,319	844,779
Deutsche Telekom AG	321,442	4,659,557
E.On AG	301,790	5,368,839
Fraport AG Frankfurt Airport Services Worldwide(a)	3,562	250,002
HeidelbergCement AG	19,255	1,485,061
Hochtief AG	607	52,991
Metro AG	10,495	416,006
Muenchener Rueckversicherungs AG	30,022	5,866,877
RWE AG	52,911	1,799,538
Volkswagen AG	4,511	1,023,119
Wacker Chemie AG	1,434	141,522
		50,327,731
Greece — 0.1%
Hellenic Petroleum SA	26,868	283,517
National Bank of Greece SA*	1,124	4,562
		288,079
Hong Kong — 2.1%
Cathay Pacific Airways Ltd.	103,000	201,063
Cheung Kong Holdings Ltd.	58,000	880,929
Henderson Land Development Co., Ltd.	211,261	1,304,736
Hongkong & Shanghai Hotels Ltd. (The)	68,495	103,503
Hopewell Holdings Ltd.	81,000	271,535
Hutchison Whampoa Ltd.	266,000	3,191,287
Kerry Properties Ltd.	46,500	197,849
New World Development Co., Ltd.	766,862	1,150,901
Noble Group Ltd.	700,000	518,911
NWS Holdings Ltd.	11,000	16,991
Orient Overseas International Ltd.	35,000	205,553
Shangri-La Asia Ltd.	23,143	38,254
Sino Land Co., Ltd.	174,000	255,754
Sun Hung Kai Properties Ltd.	136,000	1,844,686
Tsim Sha Tsui Properties	59,621	130,682
Wharf Holdings Ltd.	169,000	1,463,189
Wheelock & Co., Ltd.	233,000	1,237,716
		13,013,539
Ireland — 0.1%
Bank of Ireland(a)*	1,063,240	302,065
CRH PLC, ADR(a)	12,757	308,337
		610,402
Israel — 0.2%
Bank Hapoalim B.M.	113,462	573,741
Bank Leumi Le-Israel*	172,350	640,679
Israel Discount Bank Ltd., Series A*	138,248	249,109
Strauss Group Ltd.	1	18
		1,463,547
Italy — 1.5%
Banca Monte dei Paschi di Siena SpA(a)*	1,272,909	353,021
Banco Popolare Scarl*	36,181	53,842
Finmeccanica SpA*	61,153	365,836
Intesa Sanpaolo SpA	435,872	899,246
Telecom Italia SpA	1,864,713	1,538,834
UniCredit SpA	827,731	5,276,480
Unione di Banche Italiane SCPA	127,537	644,949
		9,132,208
Japan — 20.4%
77 Bank Ltd. (The)	60,000	294,827
Aeon Co., Ltd.(a)	115,100	1,581,974
Aisin Seiki Co., Ltd.	23,900	1,017,564
Alfresa Holdings Corp.	5,500	283,127
Amada Co., Ltd.(a)	51,000	458,141
Aoyama Trading Co., Ltd.	5,900	160,623
Asahi Glass Co., Ltd.	172,000	1,065,649
Asahi Kasei Corp.	198,000	1,488,601
Asatsu-DK, Inc.(a)	1,100	29,779
Bank of Kyoto Ltd. (The)(a)	45,000	394,628
Bank of Yokohama Ltd. (The)(a)	173,000	987,365
Brother Industries Ltd.(a)	29,200	328,554
Canon Marketing Japan, Inc.	8,000	106,130
Chiba Bank Ltd. (The)	107,000	779,409
Chugoku Bank Ltd. (The)	24,000	336,945
Citizen Holdings Co., Ltd.	64,400	450,757
Coca-Cola West Co., Ltd.	7,200	143,641
COMSYS Holdings Corp.	17,200	239,377
Cosmo Oil Co., Ltd.*	111,000	207,783
Dai Nippon Printing Co., Ltd.(a)	119,000	1,256,646
Dai-ichi Life Insurance Co., Ltd. (The)(a)	34,300	488,529
Daicel Corp.	45,000	405,158
Daido Steel Co., Ltd.	35,000	205,097
Daishi Bank Ltd. (The)	40,000	144,056
Denki Kagaku Kogyo KK	61,000	237,062
Ebara Corp.(a)	52,000	290,961
Fuji Electric Co., Ltd.(a)	9,000	36,624
Fuji Media Holdings, Inc.	8,400	184,416
FUJIFILM Holdings Corp.	113,700	2,722,924
Fujikura Ltd.	65,000	251,284
Fujitsu Ltd.*	253,000	942,042
Fukuoka Financial Group, Inc.	153,000	689,547
Fukuyama Transporting Co., Ltd.	10,000	65,008
Furukawa Electric Co., Ltd.(a)	52,000	119,558
Glory Ltd.(a)	7,800	195,605
Gunma Bank Ltd. (The)	55,000	321,176
H2O Retailing Corp.(a)	13,000	107,391
Hachijuni Bank Ltd. (The)	68,000	421,995
Hakuhodo DY Holdings, Inc.	14,200	105,458
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Hankyu Hanshin Holdings, Inc.	72,000	$399,206
Higo Bank Ltd. (The)	29,000	169,642
Hiroshima Bank Ltd. (The)(a)	32,000	136,080
Hitachi Capital Corp.(a)	3,800	91,429
Hitachi Chemical Co., Ltd.	13,000	208,831
Hitachi Construction Machinery Co., Ltd.(a)	12,100	270,202
Hitachi High-Technologies Corp.	5,800	129,813
Hitachi Transport System Ltd.	7,700	107,006
Hokkoku Bank Ltd. (The)(a)	38,000	144,199
Hokuhoku Financial Group, Inc.	172,000	360,466
House Foods Corp.(a)	8,700	134,976
Hyakujushi Bank Ltd. (The)	35,000	138,868
Ibiden Co., Ltd.(a)	11,300	184,281
Idemitsu Kosan Co., Ltd.(a)	7,300	631,263
Inpex Corp.	48,400	570,194
Isetan Mitsukoshi Holdings Ltd.(a)	57,300	847,593
ITOCHU Corp.(a)	258,500	3,161,066
Iyo Bank Ltd. (The)	45,000	470,624
J Front Retailing Co., Ltd.	94,000	759,306
JFE Holdings, Inc.(a)	92,200	2,385,316
Joyo Bank Ltd. (The)	91,000	487,889
JTEKT Corp.	31,400	428,697
Juroku Bank Ltd. (The)	33,000	129,590
JX Holdings, Inc.(a)	446,500	2,312,106
K's Holdings Corp.(a)	3,900	106,611
Kagoshima Bank Ltd. (The)	22,000	149,957
Kajima Corp.(a)	133,000	539,875
Kamigumi Co., Ltd.	32,000	271,509
Kaneka Corp.	55,000	358,106
Kawasaki Kisen Kaisha Ltd.(a)	108,000	252,709
Keiyo Bank (The)	24,000	125,988
Kewpie Corp.	6,300	99,921
Kinden Corp.(a)	14,000	150,262
Kobe Steel Ltd.*	383,000	709,151
Konica Minolta, Inc.	70,000	586,805
Kuraray Co., Ltd.(a)	24,100	288,087
Kurita Water Industries Ltd.(a)	3,100	65,693
Kyocera Corp.	50,400	2,671,387
Kyowa Hakko Kirin Co., Ltd.(a)	37,000	379,429
Lintec Corp.	2,100	44,609
LIXIL Group Corp.(a)	11,900	244,429
Marubeni Corp.(a)	310,000	2,434,712
Marui Group Co., Ltd.(a)	55,700	520,762
Medipal Holdings Corp.	19,700	242,705
MEIJI Holdings Co., Ltd.(a)	8,500	464,367
Mitsubishi Chemical Holdings Corp.(a)	206,500	962,175
Mitsubishi Corp.	266,200	5,378,434
Mitsubishi Gas Chemical Co., Inc.(a)	62,000	519,742
Mitsubishi Logistics Corp.(a)	15,000	226,003
Mitsubishi Materials Corp.	181,000	745,765
Mitsubishi Tanabe Pharma Corp.	38,200	535,138
Mitsubishi UFJ Financial Group, Inc.	1,137,000	7,252,648
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	6,610,889
Mitsui & Co., Ltd.(a)	271,400	3,937,295
Mitsui & Co., Ltd., ADR(a)	2,885	840,977
Mitsui Chemicals, Inc.(a)	126,000	344,819
Mitsui Engineering & Shipbuilding Co., Ltd.	44,000	89,974
Mitsui Mining & Smelting Co., Ltd.	39,000	113,078
Mitsui OSK Lines Ltd.(a)*	172,000	775,177
Mizuho Financial Group, Inc.	1,036,200	2,245,390
MS&AD Insurance Group Holdings, Inc.	49,800	1,296,994
Nagase & Co., Ltd.	24,000	304,471
NEC Corp.	417,000	963,009
Nippo Corp.	8,000	136,894
Nippon Electric Glass Co., Ltd.(a)	54,000	288,418
Nippon Express Co., Ltd.	132,000	660,705
Nippon Meat Packers, Inc.	25,067	358,300
Nippon Paper Industries Co., Ltd.(a)	14,200	223,918
Nippon Sheet Glass Co., Ltd.(a)*	16,000	20,510
Nippon Shokubai Co., Ltd.	18,000	208,393
Nippon Steel Sumitomo Metal Corp.	1,234,275	4,181,429
Nippon Television Holdings, Inc.	10,300	190,607
Nippon Yusen KK(a)	261,000	823,134
Nishi-Nippon City Bank Ltd. (The)	89,000	241,752
Nissan Motor Co., Ltd.(a)	176,500	1,766,885
Nissan Shatai Co., Ltd.	1,000	17,386
Nisshin Seifun Group, Inc.(a)	33,000	332,367
Nisshin Steel Holdings Co., Ltd.	15,999	211,595
Nisshinbo Holdings, Inc.	23,000	189,298
NKSJ Holdings, Inc.(a)	27,500	705,300
NOK Corp.(a)	16,000	248,721
North Pacific Bank Ltd.	32,000	134,452
NTN Corp.*	68,000	305,773
NTT DOCOMO, Inc.(a)	267,400	4,330,849
Obayashi Corp.(a)	99,000	590,203
Oji Holdings Corp.(a)	126,000	589,654
Onward Holdings Co., Ltd.	28,000	246,116
Pola Orbis Holdings, Inc.	2,800	100,270
Rengo Co., Ltd.(a)	18,000	99,069
Ricoh Co., Ltd.(a)	127,000	1,461,285
Rohm Co., Ltd.	14,400	590,386
San-In Godo Bank Ltd. (The)	22,000	170,548
Sankyo Co., Ltd.(a)	6,900	336,594
Seiko Epson Corp.(a)	28,000	457,765
Seino Holdings Co., Ltd.	23,000	233,990
Sekisui Chemical Co., Ltd.	40,000	406,124
Sekisui House Ltd.	94,000	1,260,410
Shiga Bank Ltd. (The)	30,000	169,998
Shimizu Corp.(a)	90,000	438,578
Shizuoka Bank Ltd. (The)(a)	72,000	817,458
Showa Denko KK(a)	215,000	290,910
Showa Shell Sekiyu KK	29,700	331,763
SKY Perfect JSAT Holdings, Inc.(a)	16,700	86,817
Sohgo Security Services Co., Ltd.(a)	7,900	157,767
Sojitz Corp.	197,900	386,559
Sony Corp., ADR(a)	212,565	4,574,399
Sumitomo Bakelite Co., Ltd.(a)	36,000	130,017
Sumitomo Chemical Co., Ltd.	160,000	608,780
Sumitomo Corp.(a)	218,000	2,931,950
Sumitomo Electric Industries Ltd.(a)	144,800	2,094,772
Sumitomo Forestry Co., Ltd.	28,200	305,253
Sumitomo Heavy Industries Ltd.	71,000	322,153
Sumitomo Metal Mining Co., Ltd.(a)	77,000	1,085,732
Sumitomo Mitsui Financial Group, Inc.(a)	15,200	733,750
Sumitomo Mitsui Trust Holdings, Inc.	32,000	157,892
Suzuken Co., Ltd.(a)	11,400	374,607
Suzuki Motor Corp.(a)	15,700	375,669
Taisei Corp.(a)	181,000	889,394
Takashimaya Co., Ltd.	45,000	420,723
Takata Corp.	1,800	45,231
TDK Corp.(a)	18,600	728,521
Teijin Ltd.(a)	145,000	333,384
TOKAI RIKA Co., Ltd.	5,900	124,609
Tokyo Broadcasting System Holdings, Inc.	6,900	93,572
Toppan Printing Co., Ltd.(a)	156,000	1,255,364
Tosoh Corp.	76,000	312,366
Toyo Seikan Group Holdings Ltd.	42,200	826,011
Toyobo Co., Ltd.	39,000	74,592
Toyota Tsusho Corp.	24,200	631,251
Ube Industries Ltd.(a)	162,000	304,899

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
UNY Group Holdings Co., Ltd.	39,000	$251,152
Ushio, Inc.	8,800	108,775
Wacoal Holdings Corp.	14,000	148,980
Yamada Denki Co., Ltd.(a)	99,500	293,555
Yamaguchi Financial Group, Inc.	51,000	500,168
Yamaha Corp.(a)	32,700	465,741
Yamato Kogyo Co., Ltd.(a)	6,000	222,188
Yamazaki Baking Co., Ltd.	16,000	172,542
		124,750,048
Netherlands — 3.1%
Aegon NV	237,031	1,754,051
Akzo Nobel NV	37,254	2,448,136
ArcelorMittal	149,597	2,056,205
ArcelorMittal-NY Registered(a)	29,788	407,202
ING Groep NV*	513,355	5,799,707
Koninklijke Ahold NV	90,766	1,572,362
Koninklijke DSM NV	32,654	2,464,136
Koninklijke Philips NV	79,397	2,559,634
TNT Express NV	624	5,697
		19,067,130
New Zealand — 0.1%
Auckland International Airport Ltd.	22,558	62,108
Contact Energy Ltd.	113,218	508,720
Fletcher Building Ltd.	2,930	23,119
		593,947
Norway — 0.7%
DnB ASA	105,010	1,594,381
Norsk Hydro ASA(a)	262,901	1,089,947
Orkla ASA	45,224	329,408
Statoil ASA	8,118	184,277
Stolt-Nielsen Ltd.	167	4,360
Storebrand ASA*	70,912	392,930
Subsea 7 SA(a)	32,550	676,631
		4,271,934
Portugal — 0.1%
Banco Espirito Santo SA(a)*	414,564	441,383
Singapore — 1.0%
CapitaLand Ltd.	742,000	1,827,572
DBS Group Holdings Ltd.	23,368	305,849
Golden Agri-Resources Ltd.(a)	1,296,000	537,181
Hutchison Port Holdings Trust	249,000	194,220
Keppel Land Ltd.	134,000	378,112
Neptune Orient Lines Ltd.(a)*	150,749	131,577
Olam International Ltd.(a)	232,000	282,938
OUE Ltd.	64,000	130,597
Singapore Airlines Ltd.(a)	157,340	1,309,338
United Industrial Corp. Ltd.	142,000	345,223
Venture Corp. Ltd.	10,000	60,818
Wilmar International Ltd.(a)	318,000	803,523
		6,306,948
Spain — 2.3%
Acciona SA(a)	7,271	413,677
Banco de Sabadell SA(a)	320,979	808,114
Banco Popular Espanol SA*	239,231	1,284,542
Banco Santander SA	488,230	3,981,507
CaixaBank	169,420	743,525
EDP Renovaveis SA	18,086	93,980
Iberdrola SA	681,047	3,957,219
International Consolidated Airlines Group SA*	164,852	902,852
Repsol SA	66,299	1,643,618
		13,829,034
Sweden — 2.7%
Boliden AB	38,387	575,205
Holmen AB, B Shares	15,168	487,844
Meda AB, A Shares	17,381	209,058
Nordea Bank AB	353,398	4,261,650
SSAB AB, A Shares(a)	40,570	264,819
SSAB AB, B Shares	279,497	2,961,667
SSAB Svenskt Stal AB, Series B	17,977	99,022
Svenska Cellulosa AB, Series A	922	23,327
Svenska Cellulosa AB, Series B	71,842	1,810,945
Tele2 AB, B Shares	6,470	82,754
Telefonaktiebolaget LM Ericsson	320,913	4,269,386
Telefonaktiebolaget LM Ericsson, A Shares	698	8,851
TeliaSonera AB	208,218	1,595,322
		16,649,850
Switzerland — 8.4%
Adecco SA*	32,604	2,321,775
Alpiq Holding AG*	161	21,720
Aryzta AG*	10,191	681,203
Baloise Holding AG	9,842	1,088,296
Clariant AG*	37,043	624,654
Credit Suisse Group AG*	244,391	7,464,012
Givaudan SA*	551	804,855
Glencore Xstrata PLC*	1,242,783	6,774,211
Holcim Ltd.*	63,904	4,755,614
Lonza Group AG*	5,819	476,150
Novartis AG	796	61,173
Sulzer AG	3,546	548,947
Swiss Life Holding AG*	5,342	1,011,279
Swiss Re AG*	89,565	7,408,041
UBS AG*	495,430	10,134,854
UBS AG*	49,243	1,010,466
Zurich Insurance Group AG*	24,273	6,251,099
		51,438,349
United Kingdom — 17.5%
Anglo American PLC	91,094	2,238,627
Aviva PLC	293,859	1,887,691
Barclays PLC	1,503,343	6,461,642
Barclays PLC, ADR(a)	178,176	3,036,119
Barratt Developments PLC*	25,310	126,447
BP PLC, ADR	531,536	22,340,458
Carnival PLC(a)	29,821	1,011,230
Carnival PLC, ADR	13,345	452,393
Eurasian Natural Resources Corp. PLC*	6,258	21,529
Evraz PLC*	1,926	3,991
HSBC Holdings PLC	180,214	1,952,965
HSBC Holdings PLC, ADR(a)	181,108	9,826,920
Investec PLC	75,983	492,528
J Sainsbury PLC	262,828	1,665,803
Kazakhmys PLC(a)	11,129	47,925
Kingfisher PLC	487,696	3,046,802
Lloyds Banking Group PLC*	5,928,406	7,061,842
Lloyds Banking Group PLC, ADR(a)*	68,065	327,393
Mondi PLC	9,810	165,643
Old Mutual PLC	628,224	1,907,953
Pearson PLC, ADR	29,859	607,332
Resolution Ltd.	212,339	1,092,456
Royal Bank of Scotland Group PLC*	230,284	1,341,732
Royal Bank of Scotland Group PLC, ADR(a)*	34,440	399,160
Royal Dutch Shell PLC, A Shares	4,808	158,787
Royal Dutch Shell PLC, ADR(a)	227,594	15,669,847

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Royal Dutch Shell PLC, ADR	48,127	$3,160,981
RSA Insurance Group PLC	40,593	79,451
Vedanta Resources PLC	2,183	38,239
Vodafone Group PLC, ADR	5,253,117	18,369,237
WM Morrison Supermarkets PLC	429,973	1,949,034
		106,942,157
TOTAL COMMON STOCKS
(Identified Cost $516,209,671)		605,120,442

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	2,494	217,961
TOTAL PREFERRED STOCKS
(Identified Cost $153,232)		217,961

RIGHTS & WARRANTS — 0.1%
United Kingdom — 0.1%
Barclays PLC(b)*	375,835	491,315
Hong Kong — 0.0%
New Hotel, expires 12/31/13*	9,585	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		491,315

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,124,158	1,124,158
		1,124,159
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,124,159)		1,124,159

COLLATERAL FOR SECURITIES ON LOAN — 15.9%
Short-Term — 15.9%
State Street Navigator Securities Lending Prime Portfolio	97,158,430	97,158,430
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $97,158,430)		97,158,430

Total Investments — 115.3%
(Identified Cost $614,645,492)#		704,112,307
Liabilities, Less Cash and Other Assets — (15.3%)		(93,494,053)

Net Assets — 100.0%		$610,618,254

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2013, the market value of the securities on loan was $93,006,602.
(b)	Bankrupt security/delisted.
#	At September 30, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $614,645,492. Net unrealized appreciation aggregated $89,466,815 of which $123,790,825 related to appreciated investment securities and $34,324,010 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

Ten Largest Industry Holdings September 30, 2013
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	18.3%
Oil, Gas & Consumable Fuels	12.9%
Insurance	9.1%
Metals & Mining	6.5%
Capital Markets	4.8%
Automobiles	3.9%
Wireless Telecommunication Services	3.7%
Trading Companies & Distributors	3.4%
Diversified Telecommunication Services	3.2%
Food & Staples Retailing	3.2%

SA International Value Fund

September 30, 2013
Country Weightings (% of portfolio market value)

Country	Percentage
Japan	20.5%
United Kingdom	18.8%
France	11.1%
Canada	9.9%
Germany	8.3%
Switzerland	7.4%
Australia	5.3%
Netherlands	3.1%
Sweden	2.7%
Other	12.9%
100.0%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2013 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio	14,696,870	275,713,285
TOTAL MUTUAL FUNDS
(Identified Cost $160,482,325)		275,713,285

Total Investments — 100.0%
(Identified Cost $160,482,325)#		275,713,285
Cash and Other Assets, Less Liabilities — 0.0%		101,175

Net Assets — 100.0%		$275,814,460

†	See Note 1.
#	At September 30, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $160,482,325. Net unrealized appreciation aggregated $115,230,960, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 94.8%
Brazil — 7.0%
Banco do Brasil SA	58,975	$687,860
Banco Santander Brasil SA	19,400	130,775
Banco Santander Brasil SA, ADR(a)	121,640	845,398
BM&FBOVESPA SA	152,706	852,998
Fibria Celulose SA*	5,200	59,759
Fibria Celulose SA, ADR(a)*	42,916	494,392
Gerdau SA	13,500	83,450
Gerdau SA, ADR	159,539	1,190,161
Hypermarcas SA	15,400	124,240
JBS SA	148,229	518,330
Magnesita Refratarios SA	7,500	21,319
Marfrig Alimentos SA*	38,390	104,796
MRV Engenharia e Participacoes SA	48,800	200,590
PDG Realty SA Empreendimentos e Participacoes*	195,584	217,090
Petroleo Brasileiro SA	24,892	190,483
Petroleo Brasileiro SA, ADR	136,299	2,111,272
Usinas Siderurgicas de Minas Gerais SA*	25,400	120,909
Vale SA, ADR(a)	9,400	146,734
		8,100,556
Chile — 1.8%
Cia General de Electricidad SA	18,040	110,720
Cia Sud Americana de Vapores SA*	523,822	26,879
Empresas CMPC SA	191,454	582,991
Empresas COPEC SA	21,379	300,725
Enersis SA, ADR(a)	44,966	722,154
Gasco SA	200	2,255
Grupo Security SA	25,230	8,767
Inversiones Aguas Metropolitanas SA	36,299	68,399
Latam Airlines Group SA, ADR(a)	9,657	145,628
Ripley Corp. SA	64,807	59,061
Salfacorp SA	13,974	16,445
Sociedad Matriz SAAM SA	240,287	23,103
Vina Concha y Toro SA	31,535	58,880
		2,126,007
China — 14.0%
Agile Property Holdings Ltd.	129,859	143,322
Agricultural Bank of China Ltd., H Shares	604,000	278,018
Air China Ltd., H Shares	108,000	72,966
Aluminum Corp. of China Ltd., ADR(a)*	1,703	15,685
Aluminum Corp. of China Ltd., H Shares(a)*	302,000	112,142
Angang Steel Co., Ltd., H Shares(a)*	78,000	46,463
Bank of China Ltd., H Shares	4,779,902	2,175,512
Bank of Communications Co., Ltd., H Shares(a)	581,400	428,035
BBMG Corp., H Shares	59,000	39,557
Beijing Capital International Airport Co., Ltd., H Shares(a)	132,000	87,139
Beijing Enterprises Holdings Ltd.	13,000	93,864
BYD Electronic International Co., Ltd.(a)*	91,000	40,831
Chaoda Modern Agriculture Holdings Ltd.*	62,354	8,843
China Agri-Industries Holdings Ltd.	167,700	79,354
China BlueChemical Ltd., H Shares	60,000	35,431
China Citic Bank Corp. Ltd., H Shares	554,000	287,147
China Coal Energy Co., Ltd., H Shares(a)	378,000	227,115
China Communication Services Corp. Ltd., H Shares	163,600	95,554
China Communications Construction Co., Ltd., H Shares	407,000	322,204
China Construction Bank Corp., H Shares	2,767,810	2,134,053
China COSCO Holdings Co., Ltd., H Shares(a)*	232,000	114,566
China Everbright Ltd.	72,000	94,318
China Lumena New Materials Corp.(a)	224,000	43,899
China Merchants Bank Co., Ltd., H Shares	43,500	79,194
China Merchants Holdings International Co., Ltd.	74,892	272,303
China Minsheng Banking Corp. Ltd., H Shares(a)	222,000	265,339
China National Building Material Co., Ltd., H Shares	108,000	103,740
China National Materials Co., Ltd., H Shares(a)	121,000	25,898
China Petroleum & Chemical Corp., ADR(a)	17,646	1,381,505
China Petroleum & Chemical Corp., H Shares	634,400	496,500
China Railway Construction Corp. Ltd., H Shares(a)	183,500	194,007
China Railway Group Ltd., H Shares	186,000	101,922
China Resources Cement Holdings Ltd.	42,000	27,888
China Rongsheng Heavy Industries Group Holdings Ltd.(a)*	80,500	9,445
China Shanshui Cement Group Ltd.	125,000	48,028
China Shipping Container Lines Co., Ltd., H Shares(a)*	303,200	78,967
China Shipping Development Co., Ltd., H Shares(a)*	87,543	46,165
China Southern Airlines Co., Ltd., H Shares	198,000	73,779
China Travel International Inv HK	208,000	41,300
China Unicom Hong Kong Ltd.	54,000	84,524
China Unicom Hong Kong Ltd., ADR(a)	38,409	592,267
China Yurun Food Group Ltd.*	96,000	62,012
China ZhengTong Auto Services Holdings Ltd.(a)*	2,000	1,238
China Zhongwang Holdings Ltd.*	154,000	46,661
Chongqing Rural Commercial Bank Co., Ltd., H Shares	115,000	55,455
Citic Pacific Ltd.(a)	115,000	149,460
Citic Resources Holdings Ltd.*	228,000	32,631
COSCO Pacific Ltd.	127,436	195,856
Country Garden Holdings Co., Ltd.	36,022	23,176
Dalian Port PDA Co., Ltd., H Shares(a)	86,000	19,405
Dongfeng Motor Group Co., Ltd., H Shares	16,000	24,384
Evergrande Real Estate Group Ltd.(a)*	376,000	156,588
Fosun International Ltd.	163,500	129,014
Franshion Properties China Ltd.(a)	238,000	78,250
GCL-Poly Energy Holdings Ltd.(a)*	449,000	129,677
Glorious Property Holdings Ltd.*	228,000	32,631
GOME Electrical Appliances Holding Ltd.(a)	744,000	94,968
Greentown China Holdings Ltd.	34,500	64,855
Guangshen Railway Co., Ltd., ADR	3,500	92,750
Guangzhou Automobile Group Co., Ltd., H Shares(a)	156,870	170,100
Guangzhou R&F Properties Co., Ltd.(a)	66,800	104,559
Harbin Electric Co., Ltd., H Shares	54,000	33,489
Hopson Development Holdings Ltd.*	58,000	68,650
Huaneng Renewables Corp. Ltd., H Shares	70,000	24,639
Industrial & Commercial Bank of China Ltd., H Shares	1,535,000	1,070,714
Kaisa Group Holdings Ltd.(a)*	13,000	3,637
Kingboard Chemical Holdings Ltd.	53,000	135,303
Kingboard Laminates Holdings Ltd.	50,000	20,629
KWG Property Holding Ltd.	72,000	45,766
Lee & Man Paper Manufacturing Ltd.	46,000	27,105
Maanshan Iron & Steel, H Shares(a)*	72,000	17,638
Maoye International Holdings Ltd.	82,000	15,330

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Metallurgical Corp. of China Ltd., H
Shares(a)*	187,000	$36,407
Minth Group Ltd.	10,000	19,985
MMG Ltd.(a)*	88,000	19,742
New World China Land Ltd.	206,800	103,988
Nine Dragons Paper Holdings Ltd.(a)	102,000	72,069
Poly Property Group Co., Ltd.(a)	150,000	90,318
Renhe Commercial Holdings Co., Ltd.(a)*	550,000	31,202
Semiconductor Manufacturing International Corp.(a)*	1,420,000	97,036
Semiconductor Manufacturing International Corp., ADR*	2,052	7,120
Shanghai Industrial Holdings Ltd.	55,000	182,248
Shenzhen International Holdings	627,500	75,243
Shenzhen Investment Ltd.	112,280	45,167
Shimao Property Holdings Ltd.	130,500	302,193
Shougang Fushan Resources Group Ltd.(a)	188,000	63,023
Shui On Land Ltd.(a)	388,041	125,580
Sino-Ocean Land Holdings Ltd.(a)	232,354	136,610
Sinofert Holdings Ltd.	156,000	25,947
Sinotrans Ltd., H Shares	106,000	27,881
Sinotrans Shipping Ltd.	74,573	23,461
Sinotruk Hong Kong Ltd.	60,000	30,635
Skyworth Digital Holdings Ltd.(a)	126,849	60,514
Soho China Ltd.(a)	195,500	168,128
TCC International Holdings Ltd.	64,000	20,052
Tian An China Investment	10,000	7,452
Travelsky Technology Ltd., H Shares	92,500	74,421
Wisdom Marine Lines Co., Ltd.	14,700	18,768
Yanzhou Coal Mining Co., Ltd., ADR(a)	4,285	40,965
Yanzhou Coal Mining Co., Ltd., H Shares(a)	82,000	81,938
Yuexiu Property Co., Ltd.(a)	515,800	141,654
Zoomlion Heavy Industry Science and Technology Co., Ltd., H Shares(a)	22,000	19,062
		16,174,168
Colombia — 0.5%
Almacenes Exito SA	2,474	42,335
Cementos Argos SA	22,870	119,971
Grupo de Inversiones Suramericana SA	15,377	307,493
Grupo Nutresa SA	6,547	93,485
		563,284
Czech Republic — 0.6%
CEZ AS	20,183	521,920
Telefonica Czech Republic AS	559	8,876
Unipetrol, AS*	14,712	132,884
		663,680
Hungary — 0.4%
EGIS Pharmaceuticals PLC	1,851	233,228
OTP Bank PLC	13,564	268,393
		501,621
India — 6.7%
Adani Enterprises Ltd.	47,321	106,275
Aditya Birla Nuvo Ltd.	5,806	115,833
Allahabad Bank Ltd.	1,836	2,214
Arvind Ltd.	11,397	14,272
Ashok Leyland Ltd.	298,963	72,586
Bajaj Finserv Ltd.	2,240	21,565
Bajaj Holdings and Investment Ltd.	3,500	43,271
Bank of Baroda	4,881	38,546
Bank of India	7,035	17,676
Bharat Electronics Ltd.	991	17,002
Bharat Heavy Electricals Ltd.	39,665	87,307
Bhushan Steel Ltd.	11,125	85,297
Cairn India Ltd.	76,088	386,608
Canara Bank	5,493	19,373
Central Bank Of India	22,808	18,325
Corporation Bank	250	974
Crompton Greaves Ltd.	49,779	68,421
DLF Ltd.	86,664	176,567
EID Parry India Ltd.	7,288	15,349
Essar Oil Ltd.*	15,426	12,332
Essar Ports Ltd.	2,998	2,969
Federal Bank Ltd.	9,627	43,464
Fortis Healthcare Ltd.*	5,998	9,389
GAIL India Ltd.	36,711	191,457
GAIL India Ltd., GDR	155	4,814
Great Eastern Shipping Co., Ltd. (The)	8,730	40,098
Gujarat State Petronet Ltd.	2,936	2,579
Hexa Tradex Ltd.*	2,323	375
Hindalco Industries Ltd.	260,487	464,346
ICICI Bank Ltd., ADR(a)	14,990	456,895
IDBI Bank Ltd.	16,131	15,073
IDFC Ltd.	28,677	40,539
IFCI Ltd.*	14,171	4,923
Indiabulls Housing Finance Ltd.	1,875	5,421
Indian Bank	12,173	13,125
Indian Hotels Co., Ltd.	47,733	36,674
Indian Overseas Bank	26,718	18,863
ING Vysya Bank Ltd.	770	6,747
Jaiprakash Associates Ltd.	179,807	100,236
Jammu & Kashmir Bank Ltd.	2,469	45,426
Jaypee Infratech Ltd.	42,410	10,636
Jindal Saw Ltd.	11,615	8,302
Jindal Steel & Power Ltd.	29,112	108,603
JSW Energy Ltd.	96,702	67,346
JSW Steel Ltd.	21,302	248,730
MAX India Ltd.	5,016	15,492
Mphasis Ltd.	2,597	18,252
National Aluminium Co., Ltd.	72,404	37,703
Oriental Bank of Commerce	7,526	17,431
Piramal Enterprises Ltd.	8,131	76,628
Prestige Estates Projects Ltd.	5,865	10,891
Reliance Capital Ltd.	8,971	45,145
Reliance Communications Ltd.	126,655	295,269
Reliance Industries Ltd.	157,339	2,064,595
Reliance Industries Ltd., GDR(b)	16,067	422,401
Reliance Power Ltd.*	143,514	154,162
Sesa Goa Ltd.	58,965	168,828
Sesa Goa Ltd., ADR(a)*	15,793	177,987
Sintex Industries Ltd.	2,823	936
State Bank of India Ltd.	12,285	317,304
State Bank of India Ltd., GDR	1,400	72,800
Syndicate Bank	19,381	21,005
Tata Chemicals Ltd.	12,834	48,657
Tata Communications Ltd.	3,001	9,055
Tata Global Beverages Ltd.	6,772	15,522
Tata Steel Ltd.	73,608	320,216
TV18 Broadcast Ltd.*	17,884	5,656
Union Bank of India	6,100	10,684
Unitech Ltd.*	140,124	35,140
United Phosphorus Ltd.	50,040	115,259
Videocon Industries Ltd.*	10,038	28,637
		7,772,478
Indonesia — 2.0%
Adaro Energy Tbk PT	1,292,500	100,453
Aneka Tambang Tbk PT	534,000	65,482
Astra Agro Lestari Tbk PT	15,000	25,259

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Bakrie and Brothers Tbk PT*	584,500	$2,524
Bank Danamon Indonesia Tbk PT	298,273	102,386
Bank Mandiri Tbk PT	237,500	163,050
Bank Negara Indonesia Persero Tbk PT	1,109,366	390,386
Bank Pan Indonesia Tbk PT*	1,140,000	62,021
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	143,000	11,114
Bank Tabungan Negara Tbk PT	401,090	32,212
Bhakti Investama Tbk PT	1,922,500	58,107
Borneo Lumbung Energi & Metal Tbk PT*	290,500	5,519
Bumi Resources Minerals Tbk PT*	291,500	5,664
Bumi Resources Tbk PT*	318,500	12,514
Bumi Serpong Damai Tbk PT	170,000	21,140
Ciputra Development Tbk PT	1,081,500	91,526
Gajah Tunggal Tbk PT	257,000	51,600
Garuda Indonesia Persero Tbk PT*	350,500	15,134
Global Mediacom Tbk PT	654,500	109,083
Holcim Indonesia Tbk PT	213,000	43,685
Indah Kiat Pulp and Paper Corp., Tbk PT*	194,500	20,323
Indika Energy Tbk PT	43,500	2,780
Indofood Sukses Makmur Tbk PT	536,500	326,626
Japfa Comfeed Indonesia Tbk PT	370,000	44,413
Krakatau Steel Persero Tbk PT*	60,000	2,642
Lippo Karawaci Tbk PT	2,178,375	205,046
Matahari Putra Prima Tbk PT	130,500	23,102
Medco Energi Internasional Tbk PT	219,000	49,644
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	231,500	25,389
Salim Ivomas Pratama Tbk PT	176,000	11,399
Sentul City Tbk PT*	1,701,500	30,122
Sinar Mas Multiartha Tbk PT	7,500	2,623
Timah Tbk PT	284,500	39,555
United Tractors Tbk PT	66,500	93,605
Vale Indonesia Tbk PT	415,000	80,635
XL Axiata Tbk PT	99,000	36,334
		2,363,097
Korea — 15.0%
BS Financial Group, Inc.	8,140	121,569
CJ Corp.	680	73,399
CJ E&M Corp.*	535	19,589
CJ Korea Express Co., Ltd.*	282	25,243
Daelim Industrial Co., Ltd.	2,458	221,859
Daewoo Engineering & Construction Co., Ltd.*	4,660	37,682
Daewoo Securities Co., Ltd.	16,947	155,171
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,750	152,930
Daishin Securities Co., Ltd.	3,000	25,850
DGB Financial Group, Inc.	9,150	137,930
Dongkuk Steel Mill Co., Ltd.	3,800	52,332
Doosan Corp.	538	75,593
Doosan Engine Co., Ltd.*	1,470	13,008
Doosan Heavy Industries & Construction Co., Ltd.	4,130	177,356
E-Mart Co., Ltd.	1,336	300,846
GS Engineering & Construction Corp.	3,475	121,096
GS Holdings Corp.	5,054	265,239
Hana Financial Group, Inc.	20,521	703,654
Hanjin Heavy Industries & Construction Co., Ltd.*	3,511	43,125
Hanjin Shipping Co., Ltd.*	5,641	46,349
Hansol Paper Co., Ltd.	2,970	32,196
Hanwha Chem Corp.	8,670	167,805
Hanwha Corp.	3,710	130,839
Hanwha Life Insurance Co., Ltd.	14,250	92,156
Hyosung Corp.	1,982	132,235
Hyundai Development Co.	4,300	96,229
Hyundai Heavy Industries Co., Ltd.	3,441	845,301
Hyundai Motor Co.	6,396	1,493,843
Hyundai Securities Co.	8,977	55,883
Hyundai Steel Co.	5,587	429,939
Industrial Bank of Korea	12,480	138,193
KB Financial Group, Inc.	1,370	47,933
KB Financial Group, Inc., ADR	27,494	962,840
KCC Corp.	487	204,828
Kolon Industries, Inc.	1,185	62,741
Korea Investment Holdings Co., Ltd.	3,470	133,837
LG Corp.	7,969	490,891
LG Display Co., Ltd.*	4,160	100,451
LG Display Co., Ltd., ADR(a)*	33,010	393,809
LG Electronics, Inc.	9,812	650,070
LG Hausys Ltd.	526	63,873
LG International Corp.	1,930	58,097
LG Uplus Corp.*	13,580	145,950
LIG Insurance Co., Ltd.	1,710	38,825
Lotte Chemical Corp.	438	80,902
Lotte Chilsung Beverage Co., Ltd.	51	80,533
Lotte Confectionery Co., Ltd.	54	85,672
Lotte Shopping Co., Ltd.	1,058	374,596
Mando Corp.	235	27,881
Mirae Asset Securities Co., Ltd.	1,950	66,774
Nong Shim Co., Ltd.	100	23,868
Poongsan Corp.	2,070	51,429
POSCO	336	99,893
POSCO, ADR	25,606	1,885,626
Samsung C&T Corp.	11,993	697,478
Samsung Life Insurance Co., Ltd.	473	45,994
Samsung SDI Co., Ltd.	3,143	548,363
Samyang Holdings Corp.	204	16,894
Seah Besteel Corp.	1,570	44,412
SeAH Steel Corp.	130	11,310
Shinhan Financial Group Co., Ltd.	8,700	353,367
Shinhan Financial Group Co., Ltd., ADR	24,410	988,605
Shinsegae Co., Ltd.	511	109,839
SK Chemicals Co., Ltd.	925	40,282
SK Gas Co., Ltd.	319	22,441
SK Holdings Co., Ltd.	2,446	441,551
SK Innovation Co., Ltd.	6,005	815,809
SK Networks Co., Ltd.	10,310	62,646
SKC Co., Ltd.	110	3,076
STX Offshore & Shipbuilding Co., Ltd.*	4,700	19,024
STX Pan Ocean Co., Ltd.*	12,030	25,634
Sungwoo Hitech Co., Ltd.	1,265	18,775
Taekwang Industrial Co., Ltd.	36	40,198
Tongyang Life Insurance	920	8,732
Woori Finance Holdings Co., Ltd.	16,870	196,222
Woori Finance Holdings Co., Ltd., ADR	3,675	126,420
Woori Investment & Securities Co., Ltd.	10,440	112,689
Young Poong Corp.	19	26,449
		17,291,968
Malaysia — 4.2%
Affin Holdings Berhad	96,900	130,508
AirAsia BHD	156,700	123,072
Alliance Financial Group Berhad	97,000	149,093
AMMB Holdings Berhad	201,687	459,125
Batu Kawan Berhad	18,800	106,703
Berjaya Corp. Berhad	306,100	54,937
Berjaya Land Berhad	215,200	61,071

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Boustead Holdings Berhad	58,184	$92,645
Cahya Mata Sarawak Bhd	16,900	26,339
DRB-Hicom Berhad	103,000	84,056
Eastern & Oriental Bhd	137,500	86,478
Genting Bhd	62,500	199,417
Genting Malaysia Bhd	275,600	356,813
HAP Seng Consolidated Berhad	109,300	78,467
Hap Seng Plantations Holdings Berhad	19,600	15,213
Hong Leong Financial Group Berhad	26,900	119,831
IGB Corp. Berhad	137,383	109,586
IJM Corp. Berhad	208,680	370,048
IJM Land Bhd	60,000	49,517
IJM Plantations Bhd	26,300	23,883
Jaya Tiasa Holdings BHD	5,700	3,637
Kulim Malaysia Berhad	70,100	70,541
Mah Sing Group Bhd	89,599	60,750
Malaysia Airports Holdings Bhd	47,400	110,375
Malaysian Airline System Bhd*	450,000	46,249
Malaysian Bulk Carriers Bhd	60,500	34,152
Malaysian Resources Corp. Bhd	193,900	88,637
Media Prima Bhd	30,700	25,524
MISC Berhad*	121,520	190,883
MMC Corp. Berhad	138,000	109,655
Multi-Purpose Holdings BHD	56,400	56,582
Oriental Holdings Berhad	23,560	63,896
OSK Holdings Berhad	83,537	42,287
Parkson Holdings Bhd	38,900	45,828
Pos Malaysia Berhad	7,300	12,094
PPB Group Berhad	67,100	292,733
RHB Capital Berhad	57,128	132,501
Shell Refining Co., Federation of Malaya Berhad	8,600	20,580
SP Setia Bhd	47,400	48,425
Star Publications Malaysia Bhd	6,200	4,565
Sunway Bhd	107,500	105,867
Supermax Corp. Bhd	22,500	18,431
TA Global Berhad	55,560	5,114
TAN Chong Motor Holdings BHD	9,600	18,467
Time dotCom Bhd*	57,980	67,594
UOA Development Bhd	42,400	28,878
Wah Seong Corp. Bhd	3,531	1,842
WCT Holdings Bhd	91,290	68,618
YTL Corp. Berhad	764,609	361,251
		4,832,758
Mexico — 7.4%
Alfa SAB de CV, Class A	314,000	846,801
Alpek SA de CV	15,519	33,470
America Movil SAB de CV, Series L, ADR(a)	17,591	348,478
Arca Continental SAB de CV	32,001	199,250
Cemex SAB de CV*	460,361	516,651
Cemex SAB de CV, ADR(a)*	74,761	835,828
Controladora Comercial Mexicana SAB de CV	36,957	157,207
Empresas ICA SAB de CV, ADR(a)*	1,800	15,372
Fomento Economico Mexicano SAB de CV, ADR	20,700	2,009,763
Gruma SAB de CV, Class B*	9,300	51,866
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,200	265,980
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	206,834
Grupo Carso SAB de CV- Ser A	47,917	255,811
Grupo Comercial Chedraui SA de CV	26,226	82,848
Grupo Elektra SAB de CV	4,070	131,573
Grupo Financiero Banorte SAB de CV	112,200	699,112
Grupo Financiero Inbursa SA	74,100	169,265
Grupo Mexico SAB de CV- Ser B	114,819	343,768
Grupo Simec SAB de CV - Ser B*	9,900	39,692
Grupo Televisa SAB	67,746	378,336
Grupo Televisa SAB, ADR	5,529	154,536
Industrias Bachoco SAB de CV, ADR(a)	593	23,406
Industrias CH SAB de CV- Ser B*	22,900	135,638
Inmuebles Carso SAB de CV*	47,917	44,844
Megacable Holdings SAB de CV	8,073	25,891
Mexichem SAB de CV	16,246	70,832
Minera Frisco SAB de CV*	24,436	63,473
OHL Mexico SAB de CV*	62,300	163,966
Organizacion Soriana SAB de CV, Class B	94,800	306,428
TV Azteca SAB de CV	46,061	25,829
		8,602,748
Philippines — 1.1%
Alliance Global Group, Inc.	165,900	89,542
BDO Unibank, Inc.	49,100	84,577
China Banking Corp.	7,546	10,399
Filinvest Development Corp.	53,300	5,141
Filinvest Land, Inc.	857,000	31,493
First Philippine Holdings Corp.	33,750	58,059
JG Summit Holdings, Inc.	126,800	112,413
Megaworld Corp.	2,853,000	213,615
Metropolitan Bank & Trust	104,025	198,302
Petron Corp.	136,500	40,129
Philippine National Bank*	20,990	42,134
Rizal Commercial Banking Corp.	3,180	3,323
Robinsons Land Corp.	210,400	99,546
San Miguel Corp.	86,300	148,260
SM Prime Holdings, Inc.	101,645	37,399
Union Bank Of Philippines	1,570	4,399
Vista Land & Lifescapes, Inc.	389,300	47,657
		1,226,388
Poland — 2.4%
Asseco Poland SA	10,620	165,480
Enea SA	15,499	70,228
Grupa Azoty SA	1,600	37,914
Grupa Lotos SA*	10,150	119,609
Jastrzebska Spolka Weglowa SA	881	20,665
Kernel Holding SA*	2,981	47,061
Netia SA*	29,228	45,861
Orbis SA	1,581	17,962
PGE SA	184,421	982,681
Polski Koncern Naftowy Orlen SA	75,525	1,067,752
Tauron Polska Energia SA	113,842	174,617
		2,749,830
Russia — 5.4%
Federal Hydrogenerating Co., ADR	317,400	498,318
Gazprom OAO, ADR	632,816	5,575,109
Magnitogorsk Iron & Steel Works, GDR	11,936	38,004
Magnitogorsk Iron & Steel Works, GDR	17,536	55,835
Mechel, ADR(a)*	16,420	52,708
		6,219,974
South Africa — 7.2%
Aeci Ltd.	6,465	76,947
African Bank Investments Ltd.	60,619	100,828
African Rainbow Minerals Ltd.	14,249	279,594
Anglo American Platinum Ltd.*	1,931	83,891
AngloGold Ashanti Ltd.	7,732	103,517
AngloGold Ashanti Ltd., ADR	46,396	616,139

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
ArcelorMittal South Africa Ltd.*	21,151	$74,469
Aveng Ltd.	43,063	104,652
Barclays Africa Group Ltd.	25,008	367,140
Barloworld Ltd.	30,789	292,488
Caxton and CTP Publishers and Printers Ltd.	18,814	34,292
DataTec Ltd.	12,050	71,398
Exxaro Resources Ltd.	5,273	86,393
Gold Fields Ltd.	3,156	14,488
Gold Fields Ltd., ADR	87,771	401,113
Grindrod Ltd.	47,796	118,630
Harmony Gold Mining Co., Ltd., ADR(a)	47,914	161,949
Illovo Sugar Ltd.	1,458	4,647
Impala Platinum Holdings Ltd.	42,611	525,706
Investec Ltd.	35,409	232,657
JD Group Ltd.	5,568	17,358
Liberty Holdings Ltd.	8,180	95,322
Mmi Holdings Ltd.	145,339	353,205
Mondi Ltd.	9,297	158,388
Murray & Roberts Holdings Ltd.*	21,982	60,208
Nedbank Group Ltd.	20,163	410,680
Northam Platinum Ltd.*	24,294	102,594
Royal Bafokeng Platinum Ltd.*	2,402	14,694
Sanlam Ltd.	136,698	637,999
Sappi Ltd.*	19,672	49,473
Sappi Ltd., ADR*	44,800	111,104
Sasol Ltd., ADR(a)	12,700	606,933
Sibanye Gold Ltd.	3,156	3,961
Sibanye Gold Ltd., ADR(a)*	15,156	78,963
Standard Bank Group Ltd.	86,122	1,028,292
Steinhoff International Holdings Ltd.*	173,571	618,029
Telkom SA SOC Ltd.*	25,477	61,991
Tongaat Hulett Ltd.	7,317	87,503
Trencor Ltd.	16,086	110,548
		8,358,183
Taiwan — 13.7%
Ability Enterprise Co., Ltd.	42,000	31,464
Acer, Inc.*	360,000	250,211
Alpha Networks, Inc.	28,000	18,088
Altek Corp.	34,151	26,277
Ambassador Hotel (The)	20,000	19,786
AmTRAN Technology Co., Ltd.	82,360	54,875
Ardentec Corp.	30,300	19,164
Asia Cement Corp.	143,715	181,789
Asia Optical Co., Inc.*	16,000	17,100
Asia Polymer Corp.	25,000	20,969
AU Optronics Corp.*	371,000	139,280
AU Optronics Corp., ADR*	73,574	268,545
BES Engineering Corp.	111,000	33,187
Capital Securities Corp.	156,661	53,780
Cathay Real Estate Development Co., Ltd.	100,000	69,165
Chang Hwa Commercial Bank	491,688	286,861
Cheng Loong Corp.	89,000	40,787
Cheng Uei Precision Industry Co., Ltd.	48,543	97,194
Chia Hsin Cement Corp.*	22,000	10,789
Chin-Poon Industrial Co., Ltd.	21,000	38,496
China Airlines Ltd.*	339,111	127,309
China Development Financial Holding Corp.	1,138,468	327,290
China Life Insurance Co., Ltd.	150,480	135,634
China Manmade Fibers Corp.*	89,000	38,228
China Motor Corp.	71,195	64,291
China Petrochemical Development Corp.	194,525	95,726
China Synthetic Rubber Corp.	56,203	53,509
Chinatrust Financial Holding Co., Ltd.	826,863	539,739
Chung Hung Steel Corp.*	48,000	14,221
Chung Hwa Pulp Corp.*	102,000	31,842
CMC Magnetics Corp.*	243,000	42,655
Compal Electronics, Inc.	540,000	394,494
Compeq Manufacturing Co., Ltd.	100,000	48,196
Continental Holdings Corp.	40,000	14,205
Coretronic Corp.	79,000	66,797
CSBC Corp.	67,240	42,640
D-Link Corp.	72,000	40,180
E Ink Holdings, Inc.*	88,000	52,383
E.Sun Financial Holding Co., Ltd.	372,660	241,365
Elitegroup Computer Systems Co., Ltd.	125,610	54,378
Entie Commercial Bank	7,000	3,764
Epistar Corp.*	95,000	179,930
Eternal Chemical Co., Ltd.	36,000	30,439
Evergreen International Storage & Transport Corp.	54,000	35,523
Evergreen Marine Corp. Taiwan Ltd.*	184,599	109,260
Everlight Electronics Co., Ltd.	30,000	54,892
Far Eastern International Bank	76,493	30,657
Farglory Land Development Co., Ltd.	41,000	76,267
Federal Corp.	5,000	3,771
First Financial Holding Co., Ltd.	608,560	364,309
Formosa Epitaxy, Inc.*	21,000	13,246
Formosa Taffeta Co., Ltd.	67,000	65,262
Formosan Rubber Group, Inc.	68,000	56,347
Fubon Financial Holding Co., Ltd.	684,211	946,468
Gemtek Technology Corp.	47,000	48,404
Getac Technology Corp.	45,000	23,362
Gigabyte Technology Co., Ltd.	52,000	50,563
Gintech Energy Corp.*	21,049	20,859
Gloria Material Technology Corp.	27,300	20,452
Goldsun Development & Construction Co., Ltd.	131,953	52,215
Grand Pacific Petrochemical	99,000	70,315
Great Wall Enterprise Co., Ltd.	25,000	21,646
Green Energy Technology, Inc.*	40,149	31,164
HannStar Display Corp.*	282,000	115,406
Hey Song Corp.	41,000	43,126
Ho Tung Chemical Corp.	44,100	20,136
Holy Stone Enterprise Co., Ltd.	26,000	25,018
Hua Nan Financial Holdings Co., Ltd.	352,228	201,328
Hung Sheng Construction Co., Ltd.	79,000	62,522
Innolux Corp.*	966,302	464,081
Inotera Memories, Inc.*	311,000	173,555
Inventec Co., Ltd.	253,282	244,998
Jih Sun Financial Holdings Co., Ltd.	206,315	58,614
Kindom Construction Co., Ltd.	68,000	83,370
King Yuan Electronics Co., Ltd.	124,100	85,414
King's Town Bank	46,000	39,128
Kinpo Electronics	122,000	47,039
LCY Chemical Corp.	3,000	3,795
Lealea Enterprise Co., Ltd.	55,620	20,034
Lien Hwa Industrial Corp.	62,829	40,268
Lite-On Technology Corp.	185,617	316,403
Macronix International*	380,044	92,546
Masterlink Securities Corp.	113,000	36,575
Mega Financial Holding Co., Ltd.	788,898	647,031
Mercuries & Associates Ltd.	27,000	19,999
Micro-Star International Co., Ltd.	76,374	48,949
Mitac Holdings Corp.*	69,219	57,123
Motech Industries, Inc.*	40,000	68,590
Nan Ya Printed Circuit Board Corp.*	24,200	31,184
Neo Solar Power Corp.*	60,000	60,879

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Nien Hsing Textile Co., Ltd.	19,358	$18,823
Pan-International Industrial	26,209	21,496
Pegatron Corp.*	222,249	317,209
POU Chen Corp.	190,133	221,534
Powertech Technology, Inc.	90,000	169,243
President Securities Corp.	101,653	57,072
Qisda Corp.*	224,400	52,368
Radium Life Tech Co., Ltd.	37,783	32,778
Rich Development Co., Ltd.	32,978	14,277
Ritek Corp.*	270,399	47,098
Sanyang Industry Co., Ltd.	573	825
Shihlin Electric & Engineering Corp.	17,000	21,331
Shin Kong Financial Holding Co., Ltd.	859,665	290,752
Shin Zu Shing Co., Ltd.	16,000	35,283
Shinkong Synthetic Fibers Corp.	97,151	33,186
Sincere Navigation Corp.	27,000	26,574
Sino-American Silicon Products, Inc.*	57,000	76,149
SinoPac Financial Holdings Co., Ltd.	562,502	258,735
Solar Applied Materials Technology Co.	25,000	22,153
TA Chen Stainless Pipe*	79,200	37,099
Ta Chong Bank Co., Ltd.*	150,062	50,702
Taichung Commercial Bank	155,916	54,842
Tainan Spinning Co., Ltd.	93,910	57,806
Taishin Financial Holding Co., Ltd.	480,649	221,898
Taiwan Business Bank*	230,035	68,776
Taiwan Cement Corp.	292,772	423,805
Taiwan Cogeneration Corp.	29,000	18,243
Taiwan Cooperative Financial Holding	426,230	234,256
Taiwan Fertilizer Co., Ltd.	103,000	242,808
Taiwan Glass Industrial Corp.	85,164	86,555
Taiwan Life Insurance Co., Ltd.*	46,638	36,043
Taiwan PCB Techvest Co., Ltd.	7,000	8,251
Taiwan Surface Mounting Technology Co., Ltd.	25,200	37,203
Taiwan Tea Corp.*	51,000	34,757
Tatung Co., Ltd.*	229,784	60,152
Teco Electric and Machinery Co., Ltd.	247,000	261,477
Ton Yi Industrial Corp.	61,950	57,410
Tong Yang Industry Co., Ltd.	39,921	59,881
Tung Ho Steel Enterprise Corp.	77,000	68,101
U-Ming Marine Transport Corp.	12,000	21,795
Unimicron Technology Corp.	155,000	132,107
Union Bank Of Taiwan*	78,340	28,483
United Microelectronics Corp.	1,552,513	664,230
Universal Cement Corp.	15,000	12,937
UPC Technology Corp.	55,125	26,102
Wah Lee Industrial Corp.	7,000	9,979
Walsin Lihwa Corp.*	410,000	125,217
Wan Hai Lines Ltd.	95,650	54,834
Winbond Electronics Corp.*	311,000	84,148
Wintek Corp.*	184,099	75,963
Wistron Corp.	252,420	244,591
WT Microelectronics Co., Ltd.	21,000	24,149
Yageo Corp.	158,900	56,429
Yang Ming Marine Transport Corp.*	129,365	59,286
YFY, Inc.	150,385	75,276
Yieh Phui Enterprise Co., Ltd.*	136,213	43,489
Yuanta Financial Holding Co., Ltd.	1,080,503	553,645
Yulon Motor Co., Ltd.	102,272	171,220
		15,819,946
Thailand — 3.3%
AP Thailand PCL	73,000	13,769
Bangchak Petroleum PCL	74,000	75,112
Bangkok Bank PCL, ADR	99,000	620,333
Bangkok Expressway PCL	63,900	70,478
Bangkok Insurance PCL	1,500	18,318
Bangkokland PCL(a)	1,494,000	72,598
Bank of Ayudhya PCL	126,400	152,545
Banpu PCL	120,500	105,938
Delta Electronics Thai PCL	32,600	51,328
Esso Thailand PCL	97,600	20,281
Hana Microelectronics PCL	43,900	32,420
IRPC PCL	1,049,100	105,312
Kiatnakin Bank PCL	33,300	45,245
Krung Thai Bank PCL	497,575	305,417
MBK PCL	400	1,969
Precious Shipping PCL	58,400	34,726
PTT Global Chemical PCL	214,828	511,659
PTT PCL	80,900	817,276
Sansiri PCL	713,100	52,434
Sri Trang Agro-Industry PCL	67,800	28,178
Thai Airways International PCL	96,000	61,074
Thai Oil PCL	93,900	173,361
Thanachart Capital PCL	81,200	86,963
Thoresen Thai Agencies PCL*	91,400	50,258
TMB Bank PCL	826,000	68,129
Total Access Communication PCL	45,100	152,833
TPI Polene PCL	113,900	41,147
Vinythai PCL	42,500	14,810
		3,783,911
Turkey — 2.1%
Akbank TAS	79,055	291,166
Akenerji Elektrik Uretim AS*	24,779	16,069
Akfen Holding AS*	14,522	30,337
Aksa Akrilik Kimya Sanayii	9,237	39,050
Aksigorta AS	1,664	2,265
Asya Katilim Bankasi AS*	9,747	9,216
Cimsa Cimento Sanayi VE Tica AS	4,854	30,997
Dogan Sirketler Grubu Holding AS*	69,540	30,294
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,870	8,638
Eregli Demir ve Celik Fabrikalari TAS	205,150	259,986
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	43,426	24,292
KOC Holding AS	86,832	400,621
Koza Anadolu Metal Madencilik Isletmeleri AS*	13,776	28,097
Petkim Petrokimya Holding AS*	30,112	40,546
Sekerbank TAS*	45,363	42,218
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	11,609
Tekfen Holding AS	23,735	53,696
Trakya Cam Sanayi AS	43,499	51,681
Turk Hava Yollari	62,218	237,162
Turk Sise ve Cam Fabrikalari AS	61,772	85,011
Turkiye Is Bankasi	153,274	405,180
Turkiye Sinai Kalkinma Bankasi AS	46,465	41,173
Turkiye Vakiflar Bankasi TAO	67,813	154,757
Yapi ve Kredi Bankasi AS	43,747	97,454
		2,391,515
TOTAL COMMON STOCKS
(Identified Cost $109,447,525)		109,542,112

PREFERRED STOCKS — 4.0%
Brazil — 3.9%
Braskem SA, PF A*	9,600	76,885
Braskem SA, ADR(a)*	10,100	161,095
Gerdau SA	8,800	65,911
Klabin SA, PF	8,670	45,613
Petroleo Brasileiro SA	66,359	549,723

See notes to schedule of investments.

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
Brazil (Continued)
Petroleo Brasileiro SA, ADR(a)	168,266	$2,815,090
Suzano Papel e Celulose SA	62,200	245,567
Usinas Siderurgicas de Minas Gerais SA, PF A*	96,030	455,821
Vale SA, PF ADR	9,100	129,311
		4,545,016
Colombia — 0.1%
Avianca Holdings SA	2,507	4,840
Grupo de Inversiones Suramericana SA	2,556	51,702
		56,542
TOTAL PREFERRED STOCKS
(Identified Cost $6,262,485)		4,601,558

RIGHTS & WARRANTS — 0.0%
Malaysia — 0.0%
Malaysian Resources Corp. Bhd, expires 9/16/18*	41,967	3,348
TOTAL RIGHTS & WARRANTS
(Identified Cost $4,269)		3,348

SHORT-TERM INVESTMENTS — 1.0%
United States — 1.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,101,587	1,101,587
		1,101,588
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,101,588)		1,101,588

COLLATERAL FOR SECURITIES ON LOAN — 9.7%
Short-Term — 9.7%
State Street Navigator Securities Lending Prime Portfolio	11,219,655	11,219,655
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $11,219,655)		11,219,655

Total Investments — 109.5%
(Identified Cost $128,035,522)#		126,468,261
Liabilities, Less Cash and Other Assets — (9.5%)		(10,983,846)

Net Assets — 100.0%		$115,484,415

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2013, the market value of the securities on loan was $10,719,299.
*	Non-income producing security.
(b)	144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2013 amounted to $422,401 or 0.37% of the net assets of the Fund.
#	At September 30, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $128,035,522. Net unrealized depreciation aggregated $1,567,261 of which $14,296,437 related to appreciated investment securities and $15,863,698 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to schedule of investments.

SA Emerging Markets Value Fund

Ten Largest Industry Holdings September 30, 2013
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	20.7%
Oil, Gas & Consumable Fuels	18.4%
Metals & Mining	9.4%
Industrial Conglomerates	3.6%
Real Estate Management & Development	3.3%
Electric Utilities	2.7%
Electronic Equipment, Instruments & Components	2.7%
Chemicals	2.5%
Diversified Financial Services	2.5%
Construction Materials	2.2%

SA Emerging Markets Value Fund

September 30, 2013
Country Weightings (% of portfolio market value)

Country	Percentage
Korea	15.0%
China	14.0%
Taiwan	13.7%
Brazil	11.0%
Mexico	7.5%
South Africa	7.3%
India	6.7%
Russia	5.4%
Malaysia	4.2%
Other	15.2%
100.0%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust(a)	12,493	$308,327
Agree Realty Corp.(a)	2,850	86,013
Alexander's, Inc.(a)	676	193,417
Alexandria Real Estate Equities, Inc.	16,440	1,049,694
American Assets Trust, Inc.(a)	1,749	53,362
American Campus Communities, Inc.(a)	24,051	821,342
American Realty Capital Properties, Inc.(a)	27,399	334,268
American Tower Corp. REIT	3,344	247,891
Apartment Investment & Management Co.(a)	33,155	926,351
Ashford Hospitality Trust, Inc.(a)	16,932	208,941
Associated Estates Realty Corp.(a)	11,143	166,142
AvalonBay Communities, Inc.(a)	28,246	3,589,784
BioMed Realty Trust, Inc.(a)	43,724	812,829
Boston Properties, Inc.(a)	34,443	3,681,957
Brandywine Realty Trust(a)	35,869	472,753
BRE Properties, Inc.(a)	17,714	899,163
Camden Property Trust(a)	19,341	1,188,311
Campus Crest Communities, Inc.(a)	13,433	145,076
CapLease, Inc.	15,103	128,224
CBL & Associates Properties, Inc.(a)	36,721	701,371
Cedar Realty Trust, Inc.(a)	13,325	69,022
Chatham Lodging Trust(a)	1,269	22,664
Chesapeake Lodging Trust(a)	10,585	249,171
Colonial Properties Trust	17,917	402,953
CommonWealth REIT	17,838	390,831
Corporate Office Properties Trust(a)	19,614	453,083
Cousins Properties, Inc.(a)	31,562	324,773
CubeSmart(a)	29,089	518,948
DCT Industrial Trust, Inc.(a)	70,880	509,627
DDR Corp.(a)	62,858	987,499
DiamondRock Hospitality Co.(a)	44,500	474,815
Digital Realty Trust, Inc.(a)	29,550	1,569,105
Douglas Emmett, Inc.	31,182	731,842
Duke Realty Corp.(a)	73,742	1,138,576
DuPont Fabros Technology, Inc.(a)	14,655	377,659
EastGroup Properties, Inc.(a)	6,914	409,378
Education Realty Trust, Inc.	26,445	240,650
EPR Properties(a)	10,660	519,568
Equity Lifestyle Properties, Inc.	17,968	613,967
Equity One, Inc.(a)	14,903	325,780
Equity Residential(a)	77,870	4,171,496
Essex Property Trust, Inc.(a)	8,701	1,285,138
Excel Trust, Inc.(a)	9,917	119,004
Extra Space Storage, Inc.(a)	24,323	1,112,777
Federal Realty Investment Trust(a)	15,009	1,522,663
FelCor Lodging Trust, Inc.(a)*	26,813	165,168
First Industrial Realty Trust, Inc.(a)	24,328	395,817
First Potomac Realty Trust(a)	12,200	153,354
Franklin Street Properties Corp.(a)	18,495	235,626
General Growth Properties, Inc.	112,395	2,168,100
Getty Realty Corp.(a)	5,900	114,637
Gladstone Commercial Corp.(a)	756	13,578
Glimcher Realty Trust(a)	33,745	329,014
Government Properties Income Trust(a)	12,344	295,392
HCP, Inc.	105,657	4,326,654
Health Care REIT, Inc.	66,554	4,151,639
Healthcare Realty Trust, Inc.	21,288	491,966
Hersha Hospitality Trust	42,394	236,982
Highwoods Properties, Inc.(a)	19,193	677,705
Home Properties, Inc.(a)	12,508	722,337
Hospitality Properties Trust	31,769	899,063
Host Hotels & Resorts, Inc.(a)	173,036	3,057,546
Hudson Pacific Properties, Inc.	8,718	169,565
Inland Real Estate Corp.(a)	20,029	204,897
Investors Real Estate Trust	21,307	175,783
Kilroy Realty Corp.(a)	17,592	878,720
Kimco Realty Corp.(a)	93,177	1,880,312
Kite Realty Group Trust(a)	19,324	114,591
LaSalle Hotel Properties(a)	22,264	634,969
Lexington Realty Trust(a)	44,298	497,467
Liberty Property Trust	27,079	964,012
LTC Properties, Inc.	7,088	269,202
Macerich Co. (The)(a)	31,991	1,805,572
Mack-Cali Realty Corp.(a)	18,800	412,472
Medical Properties Trust, Inc.(a)	35,744	435,004
Mid-America Apartment Communities, Inc.	9,776	611,000
Monmouth Real Estate Investment Corp., Class A	6,321	57,331
MPG Office Trust, Inc.*	10,100	31,613
National Health Investors, Inc.(a)	3,520	200,253
National Retail Properties, Inc.	27,373	871,009
Omega Healthcare Investors, Inc.	27,280	814,854
One Liberty Properties, Inc.	1,927	39,080
Parkway Properties, Inc.	8,682	154,279
Pebblebrook Hotel Trust(a)	10,088	289,626
Pennsylvania Real Estate Investment Trust	13,806	258,172
Piedmont Office Realty Trust, Inc., Class A	38,045	660,461
Post Properties, Inc.(a)	12,290	553,296
Prologis, Inc.	111,584	4,197,790
PS Business Parks, Inc.	4,582	341,909
Public Storage	32,976	5,294,297
Ramco-Gershenson Properties Trust(a)	12,967	199,821
Realty Income Corp.(a)	44,608	1,773,168
Regency Centers Corp.(a)	20,998	1,015,253
Retail Opportunity Investments Corp.(a)	13,698	189,306
Retail Properties of America, Inc., Class A(a)	28,413	390,679
RLJ Lodging Trust	23,460	551,075
Rouse Properties, Inc. REIT(a)	3,972	81,744
Ryman Hospitality Properties(a)	9,339	322,289
Sabra Healthcare REIT, Inc.(a)	8,674	199,589
Saul Centers, Inc.	3,133	144,901
Senior Housing Properties Trust(a)	42,775	998,369
Simon Property Group, Inc.	69,093	10,241,655
SL Green Realty Corp.	21,384	1,899,755
Sotherly Hotels, Inc.(a)	100	473
Sovran Self Storage, Inc.(a)	6,856	518,862
Strategic Hotels & Resorts, Inc.*	37,191	322,818
Summit Hotel Properties, Inc.	14,368	132,042
Sun Communities, Inc.(a)	6,607	281,590
Sunstone Hotel Investors, Inc.(a)	37,836	482,031
Supertel Hospitality, Inc.*	274	1,748
Tanger Factory Outlet Centers(a)	21,289	695,086
Taubman Centers, Inc.	14,529	977,947
UDR, Inc.(a)	57,050	1,352,085
UMH Properties, Inc.(a)	1,915	19,016
Universal Health Realty Income Trust(a)	2,700	113,049
Urstadt Biddle Properties, Inc.(a)	1,000	17,200
Urstadt Biddle Properties, Inc., Class A	4,600	91,448
Ventas, Inc.	66,834	4,110,291
Vornado Realty Trust	37,752	3,173,433
Washington Real Estate Investment Trust(a)	15,150	382,841
Weingarten Realty Investors(a)	26,400	774,312
Whitestone REIT, Class B(a)	605	8,912
Winthrop Realty Trust(a)	6,334	70,624
		107,341,731
TOTAL COMMON STOCKS
(Identified Cost $83,734,190)		107,341,731

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.8%
United States — 0.8%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	852,067	852,067
		852,068
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $852,068)		852,068

COLLATERAL FOR SECURITIES ON LOAN — 40.5%
Short-Term — 40.5%
State Street Navigator Securities Lending Prime Portfolio	43,742,024	43,742,024
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $43,742,024)		43,742,024

Total Investments — 140.6%
(Identified Cost $128,328,282)#		151,935,823
Liabilities, Less Cash and Other Assets — (40.6%)		(43,892,016)

Net Assets — 100.0%		$108,043,807

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of September 30, 2013, the market value of the securities on loan was $42,239,227.
*	Non-income producing security.
#	At September 30, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $128,328,282. Net unrealized appreciation aggregated $23,607,541 of which $25,199,958 related to appreciated investment securities and $1,592,417 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedule of investments.

SA Real Estate Securities Fund

September 30, 2013
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Specialized REITs	29.9%
Retail REITs	26.5%
Residential REITs	16.6%
Office REITs	13.8%
Diversified REITs	7.2%
Industrial REITs	5.2%
Short-Term	0.8%
100.0%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2013 (Unaudited)

1. Security Valuation

     Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (“the Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The tables below provide a summary of the inputs as of September 30, 2013 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant
	for Identical	Significant Other	Unobservable	Balance as of
	Investments	Observable Inputs	Inputs	September 30, 2013
Description	(Level 1 )	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$-	$442,281,475	$-	$442,281,475
Short-Term Investments	10,962,896	11,022,446	-	21,985,342
Total Investments	$10,962,896	$453,303,921	$-	$464,266,817

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$-	$618,696,787	$-	$618,696,787
Short-Term Investments	8,740,826	-	-	8,740,826
Collateral for Securities on Loan Short-Term	69,035,037	-	-	69,035,037
Forward Foreign Currency Contracts	-	15,740	-	15,740
Total Investments	$77,775,863	$618,712,527	$-	$696,488,390
Liabilities:
Forward Foreign Currency Contracts	$-	$(3,492,776)	$-	$(3,492,776)

SA U.S. Core Market Fund (a)
Common Stocks	$502,563,468	$93,316	$-	$502,656,784
Mutual Funds	21,508,328	-	-	21,508,328
Short-Term Investments	2,782,239	-	-	2,782,239
Collateral for Securities on Loan Short-Term	22,127,803	-	-	22,127,803
Total Investments	$548,981,838	$93,316	$-	$549,075,154

SA U.S. Value Fund (a)
Common Stocks	$413,453,116	$56,183	$-	$413,509,299
Short-Term Investments	2,075,084	-	-	2,075,084
Collateral for Securities on Loan Short-Term	12,421,298	-	-	12,421,298
Total Investments	$427,949,498	$56,183	$-	$428,005,681

SA U.S. Small Company Fund (b)
Common Stocks	$329,808,403	$9,092 †	$-	$329,817,495
Rights & Warrants	4027	- †	-	4,027
Short-Term Investments	801,101	-	-	801,101
Collateral for Securities on Loan Short-Term	63,481,323	-	-	63,481,323
Total Investments	$394,094,854	$9,092	$-	$394,103,946

SA International Value Fund (a)
Common Stocks	$605,120,442	$-	$-	$605,120,442
Preferred Stocks	217,961	-	-	217,961
Rights & Warrants	491,315	† -	-	491,315
Short-Term Investments	1,124,159	-	-	1,124,159
Collateral for Securities on Loan Short-Term	97,158,430	-	-	97,158,430
Total Investments	$704,112,307	$-	$-	$704,112,307

SA International Small Company Fund (a)
Mutual Funds	$275,713,285	$-	$-	$275,713,285
Total Investments	$275,713,285	$-	$-	$275,713,285

SA Emerging Markets Value Fund (c)
Common Stocks	$109,533,268	$8,844	$-	$109,542,112
Preferred Stocks	4,601,558	-	-	4,601,558
Rights & Warrants	3,348	-	-	3,348
Short-Term Investments	1,101,588	-	-	1,101,588
Collateral for Securities on Loan Short-Term	11,219,655	-	-	11,219,655
Total Investments	$126,459,417	$8,844	$-	$126,468,261

SA Real Estate Securities Fund (a)
Common Stocks	$107,341,731	$-	$-	$107,341,731
Short-Term Investments	852,068	-	-	852,068
Collateral for Securities on Loan Short-Term	43,742,024	-	-	43,742,024
Total Investments	$151,935,823	$-	$-	$151,935,823

†	Includes one or more securities which are valued at zero.
*	The end of period timing recognition is used for transfers between levels of the Fund's assets and liabilities.
(a)	For the period ended September 30, 2013, there was no transfer activity between Level 1 and Level 2.
(b)	Common stocks value at $35,407 were transferred from Level 1 to Level 2 during the period ended September 30, 2013. At June 30, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at September 30, 2013, these securities were valued using fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the period ended September 30, 2013.
(c)	Common stocks value at $2,945 were transferred from Level 2 to Level 1 during the period ended September 30, 2013. At June 30, 2013, these securities were valued using fair value adjustment factors; at September 30, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 1 to Level 2 as of the period ended September 30, 2013.

     Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11 Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Trust management is evaluating the implications of ASU 2011-11 and any impact it may have on the financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$2,869,109,238
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,873,361,093
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	1,862,890,930
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	898,421,487
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	706,804,853
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $6,810,520,624)	8,210,587,601
TOTAL INVESTMENTS — (100.0%) (Cost $6,810,520,624)^^	$8,210,587,601
Summary of the Portfolio's investments as of September 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,210,587,601	—	—	$8,210,587,601
TOTAL	$8,210,587,601	—	—	$8,210,587,601

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2013, the Fund consists of seventy-six operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds. These valuations are classified as Level 1 in the hierarchy.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At September 30, 2013, the total cost of securities for federal income tax purposes was $6,857,296,515.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (84.2%)
Consumer Discretionary — (18.1%)
	Accordia Golf Co., Ltd.	575,900	$7,110,127
	Aeon Fantasy Co., Ltd.	57,832	787,205
*	Agora Hospitality Group Co., Ltd.	281,000	149,410
	Ahresty Corp.	115,300	972,985
#*	Aigan Co., Ltd.	96,200	273,395
	Aisan Industry Co., Ltd.	170,000	1,691,029
#	Akebono Brake Industry Co., Ltd.	83,700	387,829
	Alpen Co., Ltd.	98,000	2,034,139
	Alpha Corp.	30,400	322,814
#	Alpine Electronics, Inc.	272,000	2,965,304
	Amiyaki Tei Co., Ltd.	23,500	703,440
	Amuse, Inc.	34,099	698,065
#*	Anrakutei Co., Ltd.	22,000	87,515
	AOI Pro, Inc.	39,200	254,178
	AOKI Holdings, Inc.	97,100	3,422,768
	Aoyama Trading Co., Ltd.	315,900	8,630,328
	Arata Corp.	91,000	333,915
	Arcland Sakamoto Co., Ltd.	80,500	1,205,701
#	Arnest One Corp.	238,800	5,633,110
	Asahi Broadcasting Corp.	28,200	208,390
	Asahi Co., Ltd.	78,200	1,322,265
#	Asatsu-DK, Inc.	156,600	4,257,557
#*	Ashimori Industry Co., Ltd.	319,000	445,537
#	ASKUL Corp.	95,500	2,217,320
	Atsugi Co., Ltd.	858,000	989,540
#	Autobacs Seven Co., Ltd.	378,000	5,795,173
#	Avex Group Holdings, Inc.	190,400	5,552,105
	Belluna Co., Ltd.	190,500	975,789
	Best Bridal, Inc.	89,600	670,323
*	Best Denki Co., Ltd.	396,500	635,870
#	Bic Camera, Inc.	4,976	2,355,760
#	Bookoff Corp.	48,800	334,019
	Calsonic Kansei Corp.	903,000	4,849,238
#	Can Do Co., Ltd.	68,000	1,191,847
#	Central Sports Co., Ltd.	26,300	415,649
	Chiyoda Co., Ltd.	134,600	2,866,127
	Chofu Seisakusho Co., Ltd.	88,800	2,035,214
	Chori Co., Ltd.	72,900	828,947
	Chuo Spring Co., Ltd.	202,000	679,977
#*	Clarion Co., Ltd.	224,000	295,402
	Cleanup Corp.	133,500	1,174,482
	Corona Corp.	80,400	904,326
#	Cross Plus, Inc.	22,000	191,070
	Daido Metal Co., Ltd.	172,000	1,776,550
#	Daidoh, Ltd.	126,100	907,187
#*	Daiei, Inc. (The)	685,650	2,066,450
	Daiichikosho Co., Ltd.	95,300	2,601,318
	Daikoku Denki Co., Ltd.	41,500	899,097
	Daimaruenawin Co., Ltd.	400	2,847
	Dainichi Co., Ltd.	54,900	490,434
	Daisyo Corp.	54,300	735,975

#	DCM Holdings Co., Ltd.	491,600	$3,488,738
	Descente, Ltd.	238,000	1,715,000
#	Doshisha Co., Ltd.	125,800	1,800,462
	Doutor Nichires Holdings Co., Ltd.	173,686	3,048,445
	Dunlop Sports Co., Ltd.	77,500	980,691
	Dynic Corp.	174,000	304,051
	Eagle Industry Co., Ltd.	140,000	2,293,648
#	EDION Corp.	528,800	2,648,595
	Exedy Corp.	179,600	4,425,270
	F&A Aqua Holdings, Inc.	99,820	1,382,322
#	F-Tech, Inc.	23,800	402,239
	FCC Co., Ltd.	188,100	4,349,892
	Fields Corp.	78,500	1,297,723
	Fine Sinter Co., Ltd.	49,000	163,129
	First Juken Co., Ltd.	4,900	77,581
#	Foster Electric Co., Ltd.	129,400	2,689,161
#	France Bed Holdings Co., Ltd.	672,000	1,405,591
#	Fuji Co. Ltd/Ehime	103,700	1,857,890
#	Fuji Corp., Ltd.	127,000	911,895
#	Fuji Kiko Co., Ltd.	148,000	462,751
	Fuji Oozx, Inc.	6,000	30,738
#	Fujibo Holdings, Inc.	732,000	1,659,827
#	Fujikura Rubber, Ltd.	72,900	308,910
	Fujitsu General, Ltd.	322,000	3,711,394
	FuKoKu Co., Ltd.	32,100	269,710
#	Funai Electric Co., Ltd.	84,200	909,991
	Furukawa Battery Co., Ltd.	81,000	435,837
*	Futaba Industrial Co., Ltd.	315,800	1,310,799
	G-7 Holdings, Inc.	29,200	237,465
	G-Tekt Corp.	45,800	1,251,159
#	Gakken Holdings Co., Ltd.	322,000	996,014
#	Genki Sushi Co., Ltd.	20,500	262,890
#	Geo Holdings Corp.	184,700	1,726,697
	GLOBERIDE, Inc.	530,000	779,615
	Goldwin, Inc.	188,000	926,944
#	Gourmet Kineya Co., Ltd.	87,000	614,921
#	GSI Creos Corp.	289,000	444,883
	Gulliver International Co., Ltd.	314,400	1,880,345
	Gunze, Ltd.	1,111,000	3,024,146
	H-One Co., Ltd.	69,500	701,595
#	H2O Retailing Corp.	47,000	389,588
	Hagihara Industries, Inc.	11,600	160,672
#	Hajime Construction Co., Ltd.	24,500	1,592,435
	Hakuyosha Co., Ltd.	65,000	156,355
	Happinet Corp.	76,400	587,242
	Hard Off Corp. Co., Ltd.	49,700	385,053
	Haruyama Trading Co., Ltd.	47,900	306,686
*	Haseko Corp.	1,339,000	9,641,405
	HI-LEX Corp.	58,400	1,285,510
	Hiday Hidaka Corp.	47,220	1,049,306
#	Higashi Nihon House Co., Ltd.	206,000	1,334,490
	Himaraya Co., Ltd.	35,900	502,391
#	Hiramatsu, Inc.	110,700	753,966

	HIS Co., Ltd.	101,800	$5,964,645
	Honeys Co., Ltd.	92,940	1,014,318
#	Hoosiers Holdings Co., Ltd.	153,500	1,348,673
#*	I Metal Technology Co., Ltd.	142,000	256,393
	Ichibanya Co., Ltd.	33,700	1,408,311
#*	Ichikoh Industries, Ltd.	294,000	564,189
#	Ikyu Corp.	502	836,940
#	Imasen Electric Industrial	77,900	1,125,370
#	Imperial Hotel, Ltd.	16,500	439,797
	Intage, Inc.	72,400	922,434
*	Izuhakone Railway Co., Ltd.	300	—
#*	Izutsuya Co., Ltd.	555,000	515,841
#*	Janome Sewing Machine Co., Ltd.	800,000	718,642
	Japan Vilene Co., Ltd.	154,000	803,133
	Japan Wool Textile Co., Ltd. (The)	336,000	2,655,677
#*	Jidosha Buhin Kogyo Co., Ltd.	80,000	424,844
#*	Joban Kosan Co., Ltd.	39,000	68,556
#	Joshin Denki Co., Ltd.	209,000	1,794,143
#	JVC Kenwood Corp.	874,630	1,679,340
#	Kadokawa Group Holdings, Inc.	113,300	4,004,054
	Kasai Kogyo Co., Ltd.	141,000	867,372
#	Kawai Musical Instruments Manufacturing Co., Ltd.	446,000	882,803
#	Keihin Corp.	260,200	4,204,716
#	Keiyo Co., Ltd.	181,300	866,543
#	Kentucky Fried Chicken Japan, Ltd.	77,000	1,660,573
#	Kimoto Co., Ltd.	102,100	1,018,969
#	Kinugawa Rubber Industrial Co., Ltd.	268,000	1,636,600
	Kisoji Co., Ltd.	18,900	357,724
	Kitamura Co., Ltd.	2,000	12,796
#	Kohnan Shoji Co., Ltd.	194,000	2,132,626
#	Kojima Co., Ltd.	145,700	427,871
	Komatsu Seiren Co., Ltd.	146,000	767,081
#	Komeri Co., Ltd.	172,200	4,226,434
#	Konaka Co., Ltd.	122,960	1,162,910
#	Koshidaka Holdings Co., Ltd.	19,300	641,468
#	KU Holdings Co., Ltd.	68,200	715,159
	Kura Corp.	63,100	1,049,676
	Kurabo Industries, Ltd.	1,272,000	2,154,990
	Kuraudia Co., Ltd.	5,700	62,152
	KYB Co., Ltd.	892,000	5,788,994
#	Kyoritsu Maintenance Co., Ltd.	55,660	2,288,686
#	Kyoto Kimono Yuzen Co., Ltd.	61,500	685,362
	LEC, Inc.	42,800	550,316
#	Look, Inc.	219,000	719,157
#	Mamiya-Op Co., Ltd.	285,000	555,403
#	Marche Corp.	23,000	195,285
#	Mars Engineering Corp.	48,400	935,184
#*	Maruzen CHI Holdings Co., Ltd.	29,800	88,805
#	Maruzen Co. Ltd	46,000	425,835
#	Matsuya Foods Co., Ltd.	48,200	763,154
#	Meiko Network Japan Co., Ltd.	68,300	863,447
*	Meiwa Estate Co., Ltd.	56,900	257,637
	Mikuni Corp.	108,000	353,546

	Misawa Homes Co., Ltd.	150,900	$2,396,383
#	Mitsuba Corp.	192,690	3,463,732
	Mitsui Home Co., Ltd.	170,000	838,424
#	Mizuno Corp.	521,000	3,125,348
	Monogatari Corp. (The)	17,600	802,175
#	MOS Food Services, Inc.	94,100	1,854,547
	Mr Max Corp.	119,000	397,584
	Murakami Corp.	11,000	151,655
#	Musashi Seimitsu Industry Co., Ltd.	116,600	2,986,937
	Nafco Co., Ltd.	32,000	491,308
#	Nagawa Co., Ltd.	8,500	148,275
*	Naigai Co., Ltd.	1,951,000	1,252,651
	Nakayamafuku Co., Ltd.	9,500	73,420
#	Next Co., Ltd.	11,200	263,548
	Nice Holdings, Inc.	460,000	1,197,554
#*	Nidec Copal Corp.	91,800	922,903
#*	Nidec-Tosok Corp.	109,300	1,116,852
#	Nifco, Inc.	269,000	7,206,410
	Nihon Eslead Corp.	8,900	104,064
	Nihon Plast Co., Ltd.	1,600	9,271
	Nihon Tokushu Toryo Co., Ltd.	56,000	236,411
#*	Nippon Columbia Co., Ltd.	39,400	250,229
	Nippon Felt Co., Ltd.	67,200	298,330
#	Nippon Piston Ring Co., Ltd.	470,000	868,881
	Nippon Seiki Co., Ltd.	248,400	3,998,958
#	Nishikawa Rubber Co., Ltd.	15,000	284,190
#	Nishimatsuya Chain Co., Ltd.	290,300	2,336,477
#	Nissan Shatai Co., Ltd.	26,023	453,932
	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	732,471
	Nissen Holdings Co., Ltd.	200,491	661,855
	Nissin Kogyo Co., Ltd.	214,800	4,090,008
	Nittan Valve Co., Ltd.	82,800	259,823
	Noritsu Koki Co., Ltd.	101,700	682,710
	Ohashi Technica, Inc.	20,800	173,852
#	Ohsho Food Service Corp.	51,500	1,723,972
	Onward Holdings Co., Ltd.	753,000	6,642,055
#	OPT, Inc.	53,000	505,338
	Otsuka Kagu, Ltd.	40,700	418,873
	Pacific Industrial Co., Ltd.	213,100	1,582,428
	Pal Co., Ltd.	61,100	1,532,816
#	Paltac Corp.	189,534	2,616,400
	PanaHome Corp.	456,200	3,007,993
	Parco Co., Ltd.	98,000	988,032
	Paris Miki Holdings, Inc.	164,400	805,123
	PIA Corp.	100	1,798
	Piolax, Inc.	57,900	1,816,778
#*	Pioneer Corp.	1,903,400	3,292,590
	Plenus Co., Ltd.	117,500	2,266,198
	Point, Inc.	91,220	4,326,755
#	Press Kogyo Co., Ltd.	555,000	2,458,362
#	Pressance Corp.	30,800	955,072
#	Proto Corp.	61,600	896,216
#	Renaissance, Inc.	39,400	308,667

#*	Renown, Inc.	326,600	$446,685
	Resort Solution Co., Ltd.	180,000	425,069
#	Resorttrust, Inc.	200,608	7,207,622
	Rhythm Watch Co., Ltd.	658,000	985,957
	Riberesute Corp.	127	86,307
	Right On Co., Ltd.	79,525	753,856
	Riken Corp.	512,000	2,183,386
#	Riso Kyoiku Co., Ltd.	105,910	832,511
	Roland Corp.	92,800	970,182
#	Round One Corp.	424,200	2,452,102
	Royal Holdings Co., Ltd.	138,100	2,199,926
#	Sagami Chain Co., Ltd.	17,000	153,157
	Saizeriya Co., Ltd.	166,500	2,235,474
#	Sakai Ovex Co., Ltd.	307,000	463,598
	San Holdings, Inc.	14,000	198,717
#	Sanden Corp.	601,000	2,722,155
	Sanei Architecture Planning Co., Ltd.	43,300	372,480
	Sangetsu Co., Ltd.	164,425	4,350,954
#	Sanko Marketing Foods Co., Ltd.	304	300,912
	Sankyo Seiko Co., Ltd.	188,700	657,871
	Sanoh Industrial Co., Ltd.	140,500	1,036,017
#	Sanyo Electric Railway Co., Ltd.	68,000	296,211
	Sanyo Housing Nagoya Co., Ltd.	51,800	594,427
	Sanyo Shokai, Ltd.	678,000	1,763,473
	Scroll Corp.	152,100	437,685
#	Seiko Holdings Corp.	635,407	2,716,341
	Seiren Co., Ltd.	296,700	2,018,934
#	Senshukai Co., Ltd.	183,700	1,656,039
#	Septeni Holdings Co., Ltd.	78,600	711,513
#	Seria Co., Ltd.	95,700	2,974,614
#	Shidax Corp.	85,200	435,633
#	Shikibo, Ltd.	802,000	1,040,457
	Shimachu Co., Ltd.	273,900	6,805,317
	Shimojima Co., Ltd.	23,800	244,820
#	Shiroki Corp.	285,000	646,596
	Shobunsha Publications, Inc.	279,800	1,729,743
#	Showa Corp.	320,400	4,320,291
	SKY Perfect JSAT Holdings, Inc.	900,500	4,693,595
	SNT Corp.	110,200	419,945
	Soft99 Corp.	70,600	482,334
	Sotoh Co., Ltd.	49,700	457,839
	SPK Corp.	17,200	317,821
	St Marc Holdings Co., Ltd.	45,300	2,291,077
#	Starbucks Coffee Japan, Ltd.	120,300	1,444,834
#	Starts Corp., Inc.	81,500	821,434
	Step Co., Ltd.	39,200	353,556
#	Studio Alice Co., Ltd.	53,000	695,564
	Suminoe Textile Co., Ltd.	342,000	880,948
	Sumitomo Forestry Co., Ltd.	268,366	2,918,138
	Suncall Corp.	28,000	170,388
	T RAD Co., Ltd.	373,000	1,219,921
	Tachi-S Co., Ltd.	167,540	2,545,949
	Tachikawa Corp.	50,800	259,276

	Tact Home Co., Ltd.	533	$1,181,820
#	Taiho Kogyo Co., Ltd.	98,300	1,280,687
	Taka-Q, Ltd.	22,500	76,026
	Takamatsu Construction Group Co., Ltd.	90,500	1,629,638
	Takata Corp.	1,500	37,839
#	Take And Give Needs Co., Ltd.	50,170	1,194,337
#	Takihyo Co., Ltd.	76,000	323,603
#	Tamron Co., Ltd.	93,200	2,057,911
#	Tbk Co., Ltd.	116,000	650,352
*	Ten Allied Co., Ltd.	50,000	164,898
	Tigers Polymer Corp.	59,000	249,600
	Toa Corp.	103,000	866,806
	Toabo Corp.	529,000	410,267
	Toei Animation Co., Ltd.	22,500	585,643
	Toei Co., Ltd.	416,000	2,516,642
	Tohokushinsha Film Corp.	24,300	233,160
	Tokai Rika Co., Ltd.	295,500	6,285,094
	Tokai Rubber Industries, Ltd.	225,500	2,198,637
	Token Corp.	43,950	2,437,411
	Tokyo Derica Co., Ltd.	21,700	352,926
	Tokyo Dome Corp.	984,200	7,736,031
	Tokyo Soir Co., Ltd.	24,000	65,046
#	Tokyu Recreation Co., Ltd.	79,000	460,967
#	Tomy Co., Ltd.	379,793	1,752,710
	Topre Corp.	214,500	2,767,990
#	Toridoll.corp	94,600	936,901
#	Tosho Co., Ltd.	20,300	296,159
#	Touei Housing Corp.	83,640	1,969,111
	Toyo Tire & Rubber Co., Ltd.	1,080,000	6,539,716
	TPR Co., Ltd.	117,900	2,176,424
	TS Tech Co., Ltd.	117,400	4,643,102
	TSI Holdings Co., Ltd.	516,595	3,499,724
#	Tsukamoto Corp. Co., Ltd.	190,000	367,553
	Tsutsumi Jewelry Co., Ltd.	49,300	1,293,557
	Tv Tokyo Holdings Corp.	34,800	613,023
#	U-Shin, Ltd.	148,800	1,116,391
#	Unipres Corp.	205,800	4,372,306
#	United Arrows, Ltd.	100,000	4,212,209
*	Unitika, Ltd.	1,333,000	802,856
#	Universal Entertainment Corp.	66,800	1,428,408
*	Usen Corp.	659,680	1,554,278
#	Village Vanguard Co., Ltd.	258	394,257
#	VT Holdings Co., Ltd.	148,200	1,998,380
	Wacoal Holdings Corp.	426,000	4,543,619
#	Watabe Wedding Corp.	43,000	322,610
#	WATAMI Co., Ltd.	120,300	2,023,345
#	West Holdings Corp.	84,400	1,180,337
	Wowow, Inc.	28,300	994,081
#	Xebio Co., Ltd.	144,600	3,260,490
#	Yachiyo Industry Co., Ltd.	8,800	63,734
#	Yamato International, Inc.	20,400	91,470
	Yellow Hat, Ltd.	95,400	1,787,663
	Yonex Co., Ltd.	40,000	227,962

#	Yorozu Corp.	92,300	$1,839,011
	Yutaka Giken Co., Ltd.	1,000	23,468
#	Zenrin Co., Ltd.	150,200	1,689,697
#	Zensho Holdings Co., Ltd.	313,600	3,638,564
	Zojirushi Corp.	83,000	322,216
Total Consumer Discretionary			486,948,617

Consumer Staples — (7.7%)
	Aderans Co., Ltd.	58,500	846,631
	Aeon Hokkaido Corp.	339,700	1,931,495
	Ain Pharmaciez, Inc.	68,500	2,902,246
	Arcs Co., Ltd.	188,500	3,498,292
#	Ariake Japan Co., Ltd.	102,000	2,529,301
	Artnature, Inc.	29,200	610,314
	Belc Co., Ltd.	39,900	726,541
	Cawachi, Ltd.	88,200	1,748,702
	Chubu Shiryo Co., Ltd.	110,700	629,244
#	Chuo Gyorui Co., Ltd.	93,000	234,459
	Coca-Cola Central Japan Co., Ltd.	225,264	3,620,208
	Cocokara fine, Inc.	84,360	2,685,794
	CREATE SD HOLDINGS Co., Ltd.	34,200	1,252,356
#	Daikokutenbussan Co., Ltd.	32,600	944,681
#	Dr Ci:Labo Co., Ltd.	632	1,881,271
	Dydo Drinco, Inc.	49,800	2,043,248
	Echo Trading Co., Ltd.	11,000	88,662
	Ezaki Glico Co., Ltd.	296,000	2,808,072
#	Fancl Corp.	232,200	2,827,963
#*	First Baking Co., Ltd.	183,000	298,924
	Fuji Oil Co. Ltd/Osaka	367,600	6,393,416
	Fujicco Co., Ltd.	117,600	1,449,683
#	Fujiya Co., Ltd.	363,000	717,074
	Hagoromo Foods Corp.	39,000	431,437
#	Harashin Narus Holdings Co., Ltd.	68,200	1,216,868
	Heiwado Co., Ltd.	176,800	2,755,586
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	439,322
#	Hokuto Corp.	128,000	2,319,514
#	House Foods Corp.	39,600	615,603
	Inageya Co., Ltd.	172,800	1,779,822
	Itochu-Shokuhin Co., Ltd.	27,400	915,011
	Itoham Foods, Inc.	926,800	3,861,766
#	Iwatsuka Confectionery Co., Ltd.	300	14,814
#	Izumiya Co., Ltd.	447,000	2,071,510
	J-Oil Mills, Inc.	512,000	1,633,348
	Kakiyasu Honten Co., Ltd.	15,800	222,780
	Kameda Seika Co., Ltd.	69,100	2,067,356
	Kansai Super Market Ltd.	9,400	82,911
#	Kasumi Co., Ltd.	234,300	1,474,512
#	Kato Sangyo Co., Ltd.	113,200	2,426,840
	Kenko Mayonnaise Co., Ltd.	39,800	362,003
#	KEY Coffee, Inc.	101,600	1,616,154
	Kirindo Co., Ltd.	28,300	188,308
#	Kose Corp.	176,000	5,095,236
#	Kotobuki Spirits Co., Ltd.	11,400	149,124

	Kusuri No Aoki Co., Ltd.	25,100	$1,641,530
	Kyodo Shiryo Co., Ltd.	408,000	478,932
#	Kyokuyo Co., Ltd.	400,000	1,159,004
#	Life Corp.	183,400	2,426,577
#	Lion Corp.	57,000	347,678
#	Mandom Corp.	106,500	3,727,421
	Marudai Food Co., Ltd.	530,000	1,715,464
#	Maruetsu, Inc. (The)	375,000	1,222,014
	Maruha Nichiro Holdings, Inc.	2,315,069	4,394,545
#	Matsumotokiyoshi Holdings Co., Ltd.	175,300	5,669,101
	Maxvalu Nishinihon Co., Ltd.	2,400	32,552
	Maxvalu Tokai Co., Ltd.	57,500	785,415
	Medical System Network Co., Ltd.	78,200	338,165
	Megmilk Snow Brand Co., Ltd.	250,200	3,701,800
	Meito Sangyo Co., Ltd.	57,300	601,852
	Milbon Co., Ltd.	50,514	2,072,326
#	Ministop Co., Ltd.	86,700	1,352,243
#	Mitsubishi Shokuhin Co., Ltd.	87,800	2,410,609
	Mitsui Sugar Co., Ltd.	529,850	1,669,373
#	Miyoshi Oil & Fat Co., Ltd.	375,000	608,590
	Morinaga & Co., Ltd.	1,075,000	2,310,744
	Morinaga Milk Industry Co., Ltd.	1,066,000	3,367,387
	Morozoff, Ltd.	139,000	445,700
	Nagatanien Co., Ltd.	125,000	1,122,739
	Nakamuraya Co., Ltd.	189,000	777,541
	Natori Co., Ltd.	20,300	193,867
	Nichimo Co., Ltd.	170,000	330,953
#	Nichirei Corp.	1,377,000	7,505,054
#	Nihon Chouzai Co., Ltd.	6,780	185,649
	Niitaka Co., Ltd.	7,260	75,671
	Nippon Beet Sugar Manufacturing Co., Ltd.	619,000	1,154,453
	Nippon Flour Mills Co., Ltd.	668,000	3,359,219
#	Nippon Formula Feed Manufacturing Co., Ltd.	477,000	613,657
*	Nippon Suisan Kaisha, Ltd.	1,326,000	2,855,135
#	Nisshin Oillio Group, Ltd. (The)	633,000	2,200,003
	Nissin Sugar Co., Ltd.	20,000	418,891
	Nitto Fuji Flour Milling Co., Ltd.	64,000	198,138
#	Noevir Holdings Co., Ltd.	83,900	1,435,036
	Oenon Holdings, Inc.	316,000	806,849
#	OIE Sangyo Co., Ltd.	20,900	173,880
	Okuwa Co., Ltd.	120,000	1,108,029
	Olympic Corp.	64,900	488,797
#	OUG Holdings, Inc.	29,000	55,524
#	Pigeon Corp.	191,600	9,433,944
#	Poplar Co., Ltd.	25,760	148,831
	Prima Meat Packers, Ltd.	874,000	1,836,786
	Qol Co., Ltd.	52,100	292,931
	Riken Vitamin Co., Ltd.	79,200	2,016,055
	Rock Field Co., Ltd.	56,700	1,122,071
	Rokko Butter Co., Ltd.	27,000	216,657
	S Foods, Inc.	77,762	715,037
#	S&B Foods, Inc.	199	7,547
	Sakata Seed Corp.	177,600	2,452,412

	San-A Co., Ltd.	91,800	$2,588,922
	Sapporo Holdings, Ltd.	1,874,000	8,154,096
#	Shoei Foods Corp.	44,000	377,867
	Showa Sangyo Co., Ltd.	524,000	1,624,216
	Sogo Medical Co., Ltd.	27,700	1,064,394
#	ST Corp.	78,900	802,997
#	Starzen Co., Ltd.	328,000	921,886
	Takara Holdings, Inc.	702,500	6,427,962
#	Tobu Store Co., Ltd.	205,000	543,031
#	Toho Co. Ltd/Kobe	194,000	697,943
#	Tohto Suisan Co., Ltd.	138,000	320,855
	Torigoe Co., Ltd. (The)	86,600	565,468
	Toyo Sugar Refining Co., Ltd.	157,000	171,198
	UNY Group Holdings Co., Ltd.	1,183,300	7,646,275
#	Uoriki Co., Ltd.	2,400	35,894
#	Valor Co., Ltd.	201,400	3,054,175
	Warabeya Nichiyo Co., Ltd.	80,760	1,432,146
	Welcia Holdings Co., Ltd.	43,100	2,282,062
	Yaizu Suisankagaku Industry Co., Ltd.	44,800	398,342
#	Yamatane Corp.	535,000	1,049,225
#	Yamaya Corp.	22,800	346,786
	Yaoko Co., Ltd.	43,100	1,566,972
#	Yokohama Reito Co., Ltd.	238,400	1,968,493
	Yomeishu Seizo Co., Ltd.	100,000	828,124
	Yuasa Funashoku Co., Ltd.	112,000	280,834
	Yutaka Foods Corp.	6,000	106,514
Total Consumer Staples			205,445,457

Energy — (0.8%)
	AOC Holdings, Inc.	293,100	1,068,773
#	BP Castrol KK	66,500	306,489
*	Cosmo Oil Co., Ltd.	1,338,000	2,511,416
	Fuji Kosan Co., Ltd.	33,100	199,863
	Itochu Enex Co., Ltd.	311,000	1,618,211
	Japan Drilling Co., Ltd.	2,400	185,393
	Japan Oil Transportation Co., Ltd.	84,000	188,447
#	Kanto Natural Gas Development, Ltd.	155,000	1,195,058
#*	Kyoei Tanker Co., Ltd.	111,000	285,008
	Mitsuuroko Holdings Co., Ltd.	195,800	960,012
	Modec, Inc.	93,800	2,950,999
#	Nippon Gas Co., Ltd.	154,000	1,859,848
	Nippon Seiro Co., Ltd.	64,000	164,779
#	Sala Corp.	128,500	684,071
	San-Ai Oil Co., Ltd.	314,000	1,358,685
	Shinko Plantech Co., Ltd.	227,900	1,906,091
#	Sinanen Co., Ltd.	268,000	1,046,007
	Toa Oil Co., Ltd.	427,000	582,882
	Toyo Kanetsu KK	473,000	1,421,746
Total Energy			20,493,778

Financials — (9.3%)
	77 Bank, Ltd. (The)	116,000	572,505

	Aichi Bank, Ltd. (The)	54,200	$2,595,812
#	Airport Facilities Co., Ltd.	136,670	1,283,462
	Aizawa Securities Co., Ltd.	179,600	1,257,624
	Akita Bank, Ltd. (The)	1,120,400	3,031,211
	Aomori Bank, Ltd. (The)	1,136,000	3,024,205
	Asax Co., Ltd.	1,700	29,223
#	Awa Bank, Ltd. (The)	1,080,000	5,850,581
#	Bank of Iwate, Ltd. (The)	105,100	5,068,338
	Bank of Kochi, Ltd. (The)	178,000	209,134
	Bank of Nagoya, Ltd. (The)	955,297	3,671,948
	Bank of Okinawa, Ltd. (The)	110,300	4,407,299
	Bank of Saga, Ltd. (The)	771,000	1,628,154
	Bank of the Ryukyus, Ltd.	226,180	2,841,724
*	Chiba Kogyo Bank, Ltd. (The)	230,600	1,850,444
	Chukyo Bank, Ltd. (The)	676,000	1,218,422
#*	Cosmos Initia Co., Ltd.	35,800	233,734
#	Daibiru Corp.	311,100	3,648,051
	Daiichi Commodities Co., Ltd.	13,700	75,045
	Daiko Clearing Services Corp.	43,000	300,905
	Daikyo, Inc.	1,923,000	6,163,441
	Daisan Bank, Ltd. (The)	750,000	1,224,516
	Daishi Bank, Ltd. (The)	2,006,000	7,248,929
	Daito Bank, Ltd. (The)	898,000	880,843
	Dream Incubator, Inc.	13	21,178
	Ehime Bank, Ltd. (The)	808,000	1,977,171
	Eighteenth Bank, Ltd. (The)	1,093,000	2,587,613
	FIDEA Holdings Co., Ltd.	531,200	1,084,782
	Financial Products Group Co., Ltd.	7,200	83,014
	Fukui Bank, Ltd. (The)	1,192,000	2,641,815
#	Fukushima Bank, Ltd. (The)	1,368,000	1,216,491
	Fuyo General Lease Co., Ltd.	84,500	3,182,491
	Goldcrest Co., Ltd.	102,890	2,791,925
#	Heiwa Real Estate Co., Ltd.	252,000	4,657,398
#	Higashi-Nippon Bank, Ltd. (The)	832,000	1,979,191
	Higo Bank, Ltd. (The)	1,057,000	6,205,383
#	Hokkoku Bank, Ltd. (The)	1,620,000	6,164,423
	Hokuetsu Bank, Ltd. (The)	1,206,000	2,683,039
	Hyakugo Bank, Ltd. (The)	1,424,609	5,880,500
	Hyakujushi Bank, Ltd. (The)	1,507,000	6,002,296
	IBJ Leasing Co., Ltd.	69,100	1,805,508
	Iwai Cosmo Holdings, Inc.	105,900	1,596,808
#	Jimoto Holdings, Inc.	132,800	286,113
	Jowa Holdings Co., Ltd.	36,600	1,093,421
	Juroku Bank, Ltd. (The)	1,985,000	7,828,227
	Kabuki-Za Co., Ltd.	39,000	1,943,341
	Kagoshima Bank, Ltd. (The)	910,000	6,219,275
	Kansai Urban Banking Corp.	820,000	913,691
	Keihanshin Building Co., Ltd.	144,700	816,599
	Keiyo Bank, Ltd. (The)	1,142,000	6,020,808
	Kita-Nippon Bank, Ltd. (The)	50,006	1,195,174
*	Kiyo Holdings, Inc.	3,822,900	5,289,327
	Kobayashi Yoko Co., Ltd.	45,900	123,528
#	Kyokuto Securities Co., Ltd.	9,100	162,104

#	Land Business Co., Ltd.	54,200	$270,496
	Marusan Securities Co., Ltd.	385,500	3,243,542
	Michinoku Bank, Ltd. (The)	795,000	1,606,094
	Mie Bank, Ltd. (The)	440,000	911,417
	Minato Bank, Ltd. (The)	1,076,000	1,832,429
#	Mito Securities Co., Ltd.	274,000	1,484,559
#	Miyazaki Bank, Ltd. (The)	938,000	2,880,689
#	Money Partners Group Co., Ltd.	52,400	156,658
	Musashino Bank, Ltd. (The)	196,000	7,189,728
#	Nagano Bank, Ltd. (The)	496,000	884,790
	Nanto Bank, Ltd. (The)	879,000	3,540,283
*	New Real Property K.K.	43,900	—
#	Nisshin Fudosan Co.	105,500	737,668
	North Pacific Bank, Ltd.	1,099,900	4,641,249
	Ogaki Kyoritsu Bank, Ltd. (The)	1,955,000	5,644,530
	Oita Bank, Ltd. (The)	973,900	3,207,990
	Okasan Securities Group, Inc.	396,000	3,662,986
	Relo Holdings, Inc.	35,100	1,573,773
	Ricoh Leasing Co., Ltd.	97,500	2,728,834
	San-In Godo Bank, Ltd. (The)	961,000	7,472,048
#	Sawada Holdings Co., Ltd.	103,200	950,810
	Senshu Ikeda Holdings, Inc.	949,100	4,897,860
	Shiga Bank, Ltd. (The)	612,000	3,479,715
	Shikoku Bank, Ltd. (The)	1,028,000	2,374,508
	SHIMANE BANK, Ltd. (The)	15,600	205,241
	Shimizu Bank, Ltd. (The)	46,300	1,354,793
#	Sumitomo Real Estate Sales Co., Ltd.	61,360	2,028,823
	Taiko Bank, Ltd. (The)	189,000	433,746
	Takagi Securities Co., Ltd.	183,000	779,433
#	Takara Leben Co., Ltd.	75,300	258,561
#	TOC Co., Ltd.	435,250	3,696,557
	Tochigi Bank, Ltd. (The)	745,000	2,869,026
	Toho Bank, Ltd. (The)	1,306,200	4,022,952
	Tohoku Bank, Ltd. (The)	541,000	811,247
#	Tokai Tokyo Financial Holdings, Inc.	35,500	297,844
	Tokyo Rakutenchi Co., Ltd.	218,000	1,129,724
#	Tokyo Theatres Co., Inc.	380,000	660,945
	Tokyo Tomin Bank, Ltd. (The)	204,700	2,366,199
#*	Tokyu Livable, Inc.	115,400	2,532,355
	Tomato Bank, Ltd.	476,000	864,592
	TOMONY Holdings, Inc.	854,850	3,368,431
#	Tosei Corp.	46,800	411,543
	Tottori Bank, Ltd. (The)	332,000	633,919
	Towa Bank, Ltd. (The)	1,623,000	1,510,776
#	Toyo Securities Co., Ltd.	380,000	1,378,736
	Tsukuba Bank, Ltd. (The)	462,800	1,679,892
	Yachiyo Bank, Ltd. (The)	69,300	2,083,386
	Yamagata Bank, Ltd. (The)	805,500	3,572,039
	Yamanashi Chuo Bank, Ltd. (The)	938,000	3,908,451
Total Financials			251,000,051

Health Care — (3.8%)
#	A.S. One Corp.	76,368	1,574,966

	ASKA Pharmaceutical Co., Ltd.	131,000	$954,464
	Biofermin Pharmaceutical Co., Ltd.	3,000	80,489
	BML, Inc.	60,900	1,995,213
#	CMIC Holdings Co., Ltd.	63,300	867,226
	Create Medic Co., Ltd.	28,000	261,244
	Daito Pharmaceutical Co., Ltd.	44,100	654,490
#	Eiken Chemical Co., Ltd.	91,000	1,700,294
#	EPS Corp.	1,606	1,571,706
	FALCO SD HOLDINGS Co., Ltd.	38,700	540,944
	Fuji Pharma Co., Ltd.	36,500	646,963
	Fuso Pharmaceutical Industries, Ltd.	427,000	1,399,320
	Hitachi Medical Corp.	86,000	1,156,746
	Hogy Medical Co., Ltd.	66,800	3,705,275
	Iwaki & Co., Ltd.	122,000	256,384
	Japan Medical Dynamic Marketing, Inc.	44,900	121,790
#	JMS Co., Ltd.	156,000	510,760
#	Kaken Pharmaceutical Co., Ltd.	417,000	6,326,358
	Kawasumi Laboratories, Inc.	67,700	420,787
#	Kissei Pharmaceutical Co., Ltd.	106,300	2,439,911
	KYORIN Holdings, Inc.	240,000	5,131,875
#	Mani, Inc.	12,100	417,693
	Medical & Biological Laboratories Co., Ltd.	4,000	35,310
#	Message Co., Ltd.	81,400	2,431,963
#	Mochida Pharmaceutical Co., Ltd.	65,599	4,297,866
	Nagaileben Co., Ltd.	58,000	942,012
	Nakanishi, Inc.	3,600	502,537
	Nichi-iko Pharmaceutical Co., Ltd.	62,500	1,460,303
	Nichii Gakkan Co.	260,500	2,605,202
	Nihon Kohden Corp.	180,100	7,383,279
#	Nikkiso Co., Ltd.	350,000	3,693,765
	Nippon Chemiphar Co., Ltd.	170,000	827,960
	Nippon Shinyaku Co., Ltd.	269,000	4,648,520
#	Nipro Corp.	372,600	3,604,443
	Nissui Pharmaceutical Co., Ltd.	70,500	814,081
	Paramount Bed Holdings Co., Ltd.	65,500	2,054,000
	Rion Co., Ltd.	14,900	210,448
	Rohto Pharmaceutical Co., Ltd.	463,000	6,538,550
	Seikagaku Corp.	179,800	2,433,192
	Ship Healthcare Holdings, Inc.	185,700	7,243,474
#	Shofu, Inc.	24,800	223,428
	Software Service, Inc.	11,200	375,414
#	Taiko Pharmaceutical Co., Ltd.	40,700	685,707
	Techno Medica Co., Ltd.	17,400	384,523
	Toho Holdings Co., Ltd.	270,300	4,936,954
	Tokai Corp/Gifu	43,400	1,166,272
	Torii Pharmaceutical Co., Ltd.	65,200	1,753,723
#	Towa Pharmaceutical Co., Ltd.	54,200	2,692,071
#	Tsukui Corp.	170,000	2,076,896
	Vital KSK Holdings, Inc.	184,400	1,399,415
#*	Wakamoto Pharmaceutical Co., Ltd.	107,000	301,632

#	ZERIA Pharmaceutical Co., Ltd.	105,599	$2,297,010
Total Health Care			102,754,848

Industrials — (25.2%)
#*	A&A Material Corp.	205,000	311,616
	Advan Co., Ltd.	96,200	1,174,251
	Advanex, Inc.	73,000	86,434
#	Aeon Delight Co., Ltd.	12,800	246,203
#	Aica Kogyo Co., Ltd.	282,300	5,633,460
#	Aichi Corp.	172,400	930,121
	Aida Engineering, Ltd.	302,300	2,779,211
#	Alinco, Inc.	47,300	460,556
	Alps Logistics Co., Ltd.	50,700	519,844
	Altech Corp.	43,850	459,639
	Anest Iwata Corp.	169,000	853,068
	Asahi Diamond Industrial Co., Ltd.	303,800	3,019,132
#	Asahi Kogyosha Co., Ltd.	124,000	462,562
#*	Asanuma Corp.	796,000	1,175,989
	Asia Air Survey Co., Ltd.	26,000	81,675
	Asunaro Aoki Construction Co., Ltd.	154,000	927,455
	Bando Chemical Industries, Ltd.	452,000	1,791,736
#	Benefit One, Inc.	98,200	1,098,990
	Bunka Shutter Co., Ltd.	284,000	1,468,736
	Central Glass Co., Ltd.	1,089,000	3,613,790
#	Central Security Patrols Co., Ltd.	43,700	418,863
#	Chiyoda Integre Co., Ltd.	49,700	692,645
	Chudenko Corp.	130,500	1,824,314
#	Chugai Ro Co., Ltd.	384,000	1,009,348
#	CKD Corp.	322,100	2,842,003
#	Cosel Co., Ltd.	127,900	1,553,456
	CTI Engineering Co., Ltd.	60,700	508,733
	Dai-Dan Co., Ltd.	156,000	852,438
#	Daido Kogyo Co., Ltd.	171,000	473,391
#	Daifuku Co., Ltd.	505,000	5,485,947
	Daihatsu Diesel Manufacturing Co., Ltd.	74,000	346,036
	Daihen Corp.	586,000	2,353,735
#	Daiho Corp.	763,000	2,154,838
	Daiichi Jitsugyo Co., Ltd.	238,000	1,047,021
#	Daiki Ataka Engineering Co., Ltd.	63,000	351,198
#	Daiseki Co., Ltd.	200,163	3,697,196
	Daiseki Eco. Solution Co., Ltd.	7,200	125,466
	Daiwa Industries, Ltd.	178,000	1,123,406
#*	DANTO HOLDINGS Corp.	165,000	214,962
	Denyo Co., Ltd.	85,100	1,066,747
	Dijet Industrial Co., Ltd.	80,000	131,297
	DMW Corp.	4,800	78,489
	Duskin Co., Ltd.	264,600	5,301,938
	Ebara Jitsugyo Co., Ltd.	35,500	481,275
#	Eidai Co., Ltd.	71,000	366,911
#	Emori & Co., Ltd.	28,000	390,092
	en-japan, Inc.	47,500	1,065,996
	Endo Lighting Corp.	35,300	794,109
*	Enshu, Ltd.	281,000	495,447

*	Fudo Tetra Corp.	842,500	$1,554,553
#	Fujikura, Ltd.	2,032,000	7,896,339
#*	Fujisash Co., Ltd.	296,200	861,932
	Fujitec Co., Ltd.	384,000	4,836,773
	Fukuda Corp.	511,000	1,960,808
	Fukushima Industries Corp.	66,400	1,041,875
#	Fukuyama Transporting Co., Ltd.	666,400	4,343,973
*	FULLCAST Holdings Co., Ltd.	31,400	96,185
	Funai Consulting, Inc.	112,400	885,530
#	Furukawa Co., Ltd.	1,747,000	3,986,465
	Furukawa Electric Co., Ltd.	3,864,000	8,937,143
#	Furusato Industries, Ltd.	50,600	514,178
	Futaba Corp.	154,300	1,979,508
#	Gecoss Corp.	112,400	825,258
	Glory, Ltd.	286,000	7,206,117
	Hamakyorex Co., Ltd.	39,100	1,123,803
	Hanwa Co., Ltd.	1,084,000	5,141,423
	Harmonic Drive Systems, Inc.	700	14,462
#	Hazama Ando Corp.	785,300	2,617,602
#	Hibiya Engineering, Ltd.	131,300	1,595,764
	Hisaka Works, Ltd.	115,000	1,097,908
#	Hitachi Koki Co., Ltd.	291,400	2,309,530
#	Hitachi Metals Techno, Ltd.	56,500	511,791
#	Hitachi Transport System, Ltd.	85,100	1,185,476
#	Hitachi Zosen Corp.	879,499	6,916,827
	Hokuetsu Industries Co., Ltd.	85,000	265,223
	Hokuriku Electrical Construction Co., Ltd.	64,000	226,966
	Hosokawa Micron Corp.	166,000	1,174,695
#	Howa Machinery, Ltd.	70,500	621,987
	Ichiken Co., Ltd.	87,000	161,427
	ICHINEN HOLDINGS Co., Ltd.	100,300	703,750
#	Idec Corp.	149,200	1,399,467
	Iino Kaiun Kaisha, Ltd.	260,200	1,690,741
	Inaba Denki Sangyo Co., Ltd.	125,900	3,783,821
	Inaba Seisakusho Co., Ltd.	58,800	809,366
	Inabata & Co., Ltd.	317,300	3,059,867
#*	Inui Steamship Co., Ltd.	128,800	520,549
#	Inui Warehouse Co., Ltd.	14,800	203,482
#	Iseki & Co., Ltd.	1,003,000	3,571,843
#	Ishii Iron Works Co., Ltd.	57,000	190,413
	Itoki Corp.	205,900	1,075,584
#*	Iwasaki Electric Co., Ltd.	367,000	854,069
	Iwatani Corp.	1,022,000	4,137,067
#	Jalux, Inc.	40,800	484,879
	Jamco Corp.	80,000	1,014,839
#	Japan Airport Terminal Co., Ltd.	155,700	3,603,432
#	Japan Foundation Engineering Co., Ltd.	162,500	703,473
	Japan Pulp & Paper Co., Ltd.	469,000	1,553,574
	Japan Transcity Corp.	249,000	876,949
	JK Holdings Co., Ltd.	92,540	571,625
	Kamei Corp.	153,000	1,163,871
	Kanaden Corp.	116,000	766,338
#	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,036,658

#	Kanamoto Co., Ltd.	135,000	$3,695,142
	Kandenko Co., Ltd.	562,000	3,397,730
#	Kanematsu Corp.	2,253,625	3,061,817
#*	Kanematsu-NNK Corp.	125,000	215,061
	Katakura Industries Co., Ltd.	132,100	1,800,634
	Kato Works Co., Ltd.	296,000	1,784,183
#	KAWADA TECHNOLOGIES, Inc.	62,300	1,834,365
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	290,973
#	Kawasaki Kisen Kaisha, Ltd.	213,000	501,770
#	Keihin Co. Ltd/Minato-Ku Tokyo Japan	245,000	467,489
*	KI Holdings Co., Ltd.	54,000	112,646
#	Kimura Chemical Plants Co., Ltd.	12,900	77,216
	King Jim Co., Ltd.	30,400	217,245
	Kinki Sharyo Co., Ltd.	185,000	622,572
	Kintetsu World Express, Inc.	84,200	3,029,950
	Kitagawa Iron Works Co., Ltd.	502,000	998,991
	Kitano Construction Corp.	242,000	554,567
	Kitazawa Sangyo Co., Ltd.	43,000	78,410
	Kito Corp.	46,900	727,895
	Kitz Corp.	508,700	2,301,058
	Koike Sanso Kogyo Co., Ltd.	149,000	352,386
	Kokusai Co., Ltd.	19,600	187,569
	Kokuyo Co., Ltd.	448,325	3,491,724
	KOMAIHALTEC, Inc.	213,000	547,252
	Komatsu Wall Industry Co., Ltd.	48,300	935,321
	Komori Corp.	407,800	6,011,869
	Kondotec, Inc.	114,100	829,940
#*	Kosaido Co., Ltd.	284,200	1,562,757
	KRS Corp.	37,200	385,994
#*	Kumagai Gumi Co., Ltd.	722,800	1,729,622
#	Kuroda Electric Co., Ltd.	174,000	2,328,916
	Kyodo Printing Co., Ltd.	540,000	1,578,339
*	Kyokuto Boeki Kaisha, Ltd.	58,000	120,803
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	2,711,167
	Kyoritsu Printing Co., Ltd.	5,400	14,083
	Kyosan Electric Manufacturing Co., Ltd.	278,000	997,846
	Kyowa Exeo Corp.	482,300	5,685,132
	Kyudenko Corp.	225,000	1,210,212
*	Lonseal Corp.	116,000	149,283
	Maeda Corp.	845,000	5,203,872
	Maeda Road Construction Co., Ltd.	360,000	5,974,606
	Maezawa Industries, Inc.	35,700	142,708
#	Maezawa Kasei Industries Co., Ltd.	50,700	544,746
	Maezawa Kyuso Industries Co., Ltd.	52,800	681,997
#	Makino Milling Machine Co., Ltd.	576,000	4,088,918
	Marubeni Construction Material Lease Co., Ltd.	75,000	157,104
	Marufuji Sheet Piling Co., Ltd.	7,000	17,273
	Maruka Machinery Co., Ltd.	28,100	434,218
#	Maruyama Manufacturing Co., Inc.	237,000	672,447
	Maruzen Showa Unyu Co., Ltd.	309,000	1,068,811
	Matsuda Sangyo Co., Ltd.	82,582	1,181,956
	Matsui Construction Co., Ltd.	128,600	525,055
	Max Co., Ltd.	197,000	2,287,339

#	Meidensha Corp.	989,050	$3,632,663
#	Meiji Shipping Co., Ltd.	114,200	510,421
#	Meisei Industrial Co., Ltd.	221,000	889,024
	Meitec Corp.	156,900	4,527,685
	Meito Transportation Co., Ltd.	22,000	144,252
#	Meiwa Corp.	166,400	557,200
	Mesco, Inc.	22,000	131,672
#	Minebea Co., Ltd.	1,975,000	10,109,219
	Mirait Holdings Corp.	355,485	3,042,055
	Mitani Corp.	62,700	1,226,061
#*	Mitsubishi Kakoki Kaisha, Ltd.	369,000	724,831
	Mitsubishi Nichiyu Forklift Co., Ltd.	147,000	752,557
	Mitsubishi Pencil Co., Ltd.	104,500	2,503,039
	Mitsuboshi Belting Co., Ltd.	296,000	1,571,183
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,084,000	8,411,174
#	Mitsui Matsushima Co., Ltd.	761,000	1,278,392
#	Mitsui-Soko Co., Ltd.	220,000	1,232,001
	Mitsumura Printing Co., Ltd.	93,000	252,009
#	Miura Co., Ltd.	157,300	4,340,450
#*	Miyaji Engineering Group, Inc.	674,175	1,429,327
#	Mori Seiki Co., Ltd.	551,500	8,605,050
	Morita Holdings Corp.	239,000	1,844,003
	Moshi Moshi Hotline, Inc.	240,800	2,817,505
#	NAC Co., Ltd.	50,800	833,538
#	Nachi-Fujikoshi Corp.	913,000	5,110,012
#	Nagase & Co., Ltd.	23,400	298,207
	Nakabayashi Co., Ltd.	217,000	477,796
	Nakano Corp.	5,500	14,004
#	Namura Shipbuilding Co., Ltd.	182,100	2,432,063
	Narasaki Sangyo Co., Ltd.	56,000	113,786
	NDS Co., Ltd.	231,000	670,678
#	NEC Capital Solutions, Ltd.	45,100	1,102,561
#	Nichias Corp.	553,000	3,730,151
	Nichiban Co., Ltd.	122,000	494,257
	Nichiden Corp.	24,500	576,750
	Nichiha Corp.	132,380	1,810,322
	Nichireki Co., Ltd.	138,000	1,235,404
#	Nihon M&A Center, Inc.	24,500	1,888,903
	Nikkato Corp.	700	2,980
	Nikko Co., Ltd.	149,000	687,643
	Nippo Corp.	315,000	5,400,401
#	Nippon Carbon Co., Ltd.	663,000	1,335,161
*	Nippon Conveyor Co., Ltd.	194,000	308,702
	Nippon Densetsu Kogyo Co., Ltd.	208,000	2,263,526
	Nippon Filcon Co., Ltd.	70,900	311,980
	Nippon Hume Corp.	112,000	987,525
#	Nippon Jogesuido Sekkei Co., Ltd.	29,500	369,955
#	Nippon Kanzai Co., Ltd.	43,000	773,055
	Nippon Koei Co., Ltd.	372,000	1,613,816
	Nippon Konpo Unyu Soko Co., Ltd.	313,300	5,500,449
	Nippon Parking Development Co., Ltd.	7,887	631,285
	Nippon Rietec Co., Ltd.	7,000	51,325
	Nippon Road Co., Ltd. (The)	395,000	2,378,547

	Nippon Seisen Co., Ltd.	103,000	$504,963
#	Nippon Sharyo, Ltd.	391,000	2,320,911
#*	Nippon Sheet Glass Co., Ltd.	5,424,000	6,990,191
	Nippon Signal Co., Ltd.	291,200	2,236,024
#	Nippon Steel Trading Co., Ltd.	294,000	1,019,559
	Nippon Thompson Co., Ltd.	375,000	2,134,620
	Nippon Tungsten Co., Ltd.	62,000	110,546
#	Nishi-Nippon Railroad Co., Ltd.	450,000	1,756,755
	Nishimatsu Construction Co., Ltd.	1,855,000	5,389,753
	Nishio Rent All Co., Ltd.	84,700	2,370,988
#	Nissei ASB Machine Co., Ltd.	6,900	135,539
#	Nissei Corp.	37,900	349,159
	Nissei Plastic Industrial Co., Ltd.	265,600	1,821,678
#	Nisshinbo Holdings, Inc.	797,000	6,598,967
	Nissin Corp.	377,000	1,081,264
#	Nissin Electric Co., Ltd.	284,000	1,528,400
	Nitta Corp.	112,800	2,412,757
	Nitto Boseki Co., Ltd.	838,000	3,548,243
	Nitto Kogyo Corp.	149,000	2,488,099
	Nitto Kohki Co., Ltd.	68,300	1,280,313
	Nitto Seiko Co., Ltd.	138,000	490,217
	Nittoc Construction Co., Ltd.	148,000	628,358
#	Nittoku Engineering Co., Ltd.	79,500	730,243
	Noda Corp.	158,100	971,091
	Nomura Co., Ltd.	220,000	2,185,262
	Noritake Co., Ltd/Nagoya	588,000	1,564,741
	Noritz Corp.	164,200	3,540,796
#*	NS United Kaiun Kaisha, Ltd.	574,000	1,535,035
#*	NTN Corp.	2,291,000	10,394,965
#	Obara Group, Inc.	58,700	1,453,330
	Obayashi Road Corp.	175,000	974,725
#	Oiles Corp.	138,142	3,175,647
	Okabe Co., Ltd.	217,600	2,662,948
*	Okamoto Machine Tool Works, Ltd.	166,000	215,303
#	Okamura Corp.	364,900	2,510,946
*	OKI Electric Cable Co., Ltd.	90,000	168,946
	OKK Corp.	419,000	715,687
#	OKUMA Corp.	792,000	6,909,089
	Okumura Corp.	951,400	4,138,868
	Onoken Co., Ltd.	75,600	933,200
	Organo Corp.	221,000	1,117,323
#	OSG Corp.	401,700	7,036,715
#	Outsourcing, Inc.	28,700	332,593
#	Oyo Corp.	109,600	1,952,712
#	Pasco Corp.	101,000	420,966
	Pasona Group, Inc.	1,064	942,450
	Penta-Ocean Construction Co., Ltd.	1,646,000	4,596,391
	Pilot Corp.	81,100	3,068,754
	Prestige International, Inc.	65,200	484,925
	Pronexus, Inc.	133,200	819,370
#	PS Mitsubishi Construction Co., Ltd.	35,200	174,828
	Raito Kogyo Co., Ltd.	286,500	2,260,441
	Rheon Automatic Machinery Co., Ltd.	64,000	164,713

#	Ryobi, Ltd.	710,200	$3,203,110
	Sakai Heavy Industries, Ltd.	224,000	918,116
	Sakai Moving Service Co., Ltd.	9,900	289,527
	Sanki Engineering Co., Ltd.	340,000	2,091,091
#	Sanko Metal Industrial Co., Ltd.	136,000	396,450
	Sankyo Tateyama, Inc.	171,000	3,790,783
	Sankyu, Inc.	1,533,000	5,071,003
	Sanritsu Corp.	9,500	51,393
#	Sanwa Holdings Corp.	1,215,000	7,423,314
#	Sanyo Denki Co., Ltd.	223,000	1,662,836
	Sanyo Engineering & Construction, Inc.	48,000	201,148
	Sanyo Industries, Ltd.	99,000	197,680
#*	Sasebo Heavy Industries Co., Ltd.	701,000	724,509
#	Sata Construction Co., Ltd.	384,000	505,834
#	Sato Holdings Corp.	115,100	2,356,009
	Sato Shoji Corp.	65,300	391,050
	SBS Holdings, Inc.	6,000	83,822
	Secom Joshinetsu Co., Ltd.	33,900	865,422
	Seibu Electric Industry Co., Ltd.	67,000	286,215
	Seika Corp.	322,000	794,981
#*	Seikitokyu Kogyo Co., Ltd.	713,000	975,903
	Seino Holdings Co., Ltd.	731,000	7,482,549
	Sekisui Jushi Corp.	168,000	2,433,286
#	Senko Co., Ltd.	497,000	2,503,095
	Senshu Electric Co., Ltd.	37,300	474,338
#	Shibusawa Warehouse Co., Ltd. (The)	265,000	1,246,273
	Shibuya Kogyo Co., Ltd.	44,100	934,782
	Shima Seiki Manufacturing, Ltd.	152,300	3,359,525
	Shin Nippon Air Technologies Co., Ltd.	88,780	558,481
#	Shin-Keisei Electric Railway Co., Ltd.	182,000	723,634
#	Shinmaywa Industries, Ltd.	473,000	3,687,858
#	Shinnihon Corp.	194,800	638,885
	Shinsho Corp.	254,000	545,451
	Shinwa Co. Ltd/Nagoya	8,400	94,907
	Shoko Co., Ltd.	390,000	608,176
#	Showa Aircraft Industry Co., Ltd.	42,000	645,396
#	Sinfonia Technology Co., Ltd.	574,000	1,024,887
#	Sinko Industries, Ltd.	81,700	696,359
	Sintokogio, Ltd.	259,800	1,953,977
	Soda Nikka Co., Ltd.	67,000	280,434
	Sodick Co., Ltd.	259,300	1,259,430
#	Sohgo Security Services Co., Ltd.	338,100	6,776,900
#	Sotetsu Holdings, Inc.	625,000	2,404,243
	Space Co., Ltd.	73,420	736,580
	Srg Takamiya Co., Ltd.	6,300	60,113
	Subaru Enterprise Co., Ltd.	59,000	216,297
	Sugimoto & Co., Ltd.	34,100	312,046
#*	Sumikin Bussan Corp.	545,000	2,035,953
	Sumitomo Densetsu Co., Ltd.	98,100	1,337,961
#*	Sumitomo Mitsui Construction Co., Ltd.	2,130,400	2,693,724
	Sumitomo Precision Products Co., Ltd.	180,000	792,510
	Sumitomo Warehouse Co., Ltd. (The)	754,000	4,702,829
*	SWCC Showa Holdings Co., Ltd.	1,732,000	2,142,225

	Tadano, Ltd.	320,579	$4,120,164
	Taihei Dengyo Kaisha, Ltd.	193,000	1,415,155
	Taihei Kogyo Co., Ltd.	274,000	1,075,296
	Taiheiyo Kouhatsu, Inc.	353,000	432,795
	Taikisha, Ltd.	162,300	3,870,788
	Takada Kiko Co., Ltd.	90,000	210,975
	Takano Co., Ltd.	51,100	243,558
#	Takaoka Toko Holdings Co., Ltd.	44,820	780,244
	Takara Printing Co., Ltd.	38,055	270,660
	Takara Standard Co., Ltd.	509,000	4,106,771
	Takasago Thermal Engineering Co., Ltd.	326,200	2,771,378
#	Takashima & Co., Ltd.	192,000	557,068
	Takeei Corp.	83,400	1,379,085
#	Takeuchi Manufacturing Co., Ltd.	66,400	1,566,618
#	Takigami Steel Construction Co., Ltd. (The)	50,000	204,185
#	Takisawa Machine Tool Co., Ltd.	349,000	550,155
#	Takuma Co., Ltd.	392,000	3,702,960
#	Tanseisha Co., Ltd.	106,000	725,707
	Tatsuta Electric Wire and Cable Co., Ltd.	260,200	1,994,860
	TECHNO ASSOCIE Co., Ltd.	58,400	601,622
	Techno Ryowa, Ltd.	71,390	334,329
#	Teikoku Electric Manufacturing Co., Ltd.	35,300	715,335
	Teikoku Sen-I Co., Ltd.	119,000	1,033,970
#*	Tekken Corp.	763,000	2,428,120
#	Temp Holdings Co., Ltd.	48,600	1,229,739
#	Teraoka Seisakusho Co., Ltd.	53,600	222,523
#*	Toa Corp.	1,060,000	2,326,778
	TOA ROAD Corp.	246,000	1,199,964
#*	Tobishima Corp.	640,500	1,098,671
	Tocalo Co., Ltd.	81,900	1,221,862
	Toda Corp.	1,127,000	3,863,036
	Toenec Corp.	212,000	1,263,783
#	TOKAI Holdings Corp.	484,300	1,721,093
	Tokai Lease Co., Ltd.	154,000	290,205
	Tokyo Energy & Systems, Inc.	143,000	764,661
#	Tokyo Keiki, Inc.	319,000	947,950
*	Tokyo Kikai Seisakusho, Ltd.	189,000	267,217
	Tokyo Sangyo Co., Ltd.	81,000	271,038
#*	Tokyu Community Corp.	32,900	1,628,348
#*	Tokyu Construction Co., Ltd.	457,330	2,628,631
	Toli Corp.	252,000	535,896
#	Tomoe Corp.	150,100	797,119
#	Tomoe Engineering Co., Ltd.	36,200	628,194
	Tonami Holdings Co., Ltd.	331,000	711,894
	Toppan Forms Co., Ltd.	275,100	2,689,296
	Torishima Pump Manufacturing Co., Ltd.	111,200	1,095,413
	Toshiba Machine Co., Ltd.	641,000	3,323,245
#	Toshiba Plant Systems & Services Corp.	228,450	3,794,895
#	Tosho Printing Co., Ltd.	243,000	659,887
	Totetsu Kogyo Co., Ltd.	140,300	3,150,504
#	Toyo Construction Co., Ltd.	340,800	1,101,649
#	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	213,000	736,180
	Toyo Engineering Corp.	625,400	2,710,444

	Toyo Machinery & Metal Co., Ltd.	42,400	$164,964
#	Toyo Tanso Co., Ltd.	68,900	1,286,132
#	Toyo Wharf & Warehouse Co., Ltd.	317,000	953,726
	Trancom Co., Ltd.	40,000	1,196,040
	Trinity Industrial Corp.	19,000	72,859
#	Trusco Nakayama Corp.	107,400	2,199,739
#	Tsubakimoto Chain Co.	779,700	5,441,428
	Tsubakimoto Kogyo Co., Ltd.	117,000	323,488
#*	Tsudakoma Corp.	272,000	516,950
#	Tsugami Corp.	368,000	1,817,969
	Tsukishima Kikai Co., Ltd.	127,000	1,341,546
	Tsurumi Manufacturing Co., Ltd.	94,000	910,239
	TTK Co., Ltd.	62,000	280,430
	Uchida Yoko Co., Ltd.	331,000	938,546
#	Ueki Corp.	364,000	760,902
	Union Tool Co.	64,700	1,380,890
	Ushio, Inc.	244,300	3,042,651
	Utoc Corp.	92,900	308,583
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,584,204
	Wakita & Co., Ltd.	197,000	2,609,372
#	Weathernews, Inc.	37,900	887,236
#	Yahagi Construction Co., Ltd.	147,200	787,519
	YAMABIKO Corp.	34,482	974,371
	Yamato Corp.	82,000	300,674
	Yamaura Corp.	25,000	76,096
	Yamazen Corp.	305,500	1,987,124
	Yasuda Warehouse Co., Ltd. (The)	100,100	1,222,412
#	Yokogawa Bridge Holdings Corp.	170,400	2,429,983
	Yondenko Corp.	132,800	478,595
	Yuasa Trading Co., Ltd.	996,000	2,011,973
	Yuken Kogyo Co., Ltd.	183,000	436,283
	Yurtec Corp.	256,000	836,195
	Yusen Logistics Co., Ltd.	103,200	1,134,493
#	Yushin Precision Equipment Co., Ltd.	31,034	578,294
Total Industrials			675,763,903

Information Technology — (8.7%)
#	A&D Co., Ltd.	94,100	564,658
#	Ai Holdings Corp.	255,500	3,049,177
	Aichi Tokei Denki Co., Ltd.	192,000	565,491
#	Aiphone Co., Ltd.	84,900	1,454,817
#	Allied Telesis Holdings KK	470,700	447,158
	Alpha Systems, Inc.	35,560	444,408
*	Alps Electric Co., Ltd.	1,084,100	8,785,880
	Amano Corp.	351,700	3,648,649
	AOI Electronic Co., Ltd.	35,200	498,289
	Argo Graphics, Inc.	25,600	453,406
	Arisawa Manufacturing Co., Ltd.	186,600	1,201,454
	Asahi Net, Inc.	74,000	329,230
#	Axell Corp.	43,600	861,835
	Azbil Corp.	152,600	3,550,009
	Bit-isle, Inc.	111,700	956,561
	CAC Corp.	72,400	644,320

	Canon Electronics, Inc.	127,100	$2,344,409
	Chino Corp.	165,000	372,199
	CMK Corp.	263,200	746,500
	Computer Engineering & Consulting, Ltd.	69,400	437,094
	Core Corp.	37,100	293,571
	Cresco, Ltd.	23,200	181,914
	Cybernet Systems Co., Ltd.	12,000	42,814
	Cybozu, Inc.	1,157	347,284
#	Dai-ichi Seiko Co., Ltd.	53,200	750,591
#	Daishinku Corp.	193,000	767,047
	Daito Electron Co., Ltd.	5,900	23,912
	Daiwabo Holdings Co., Ltd.	1,152,000	2,126,990
	Denki Kogyo Co., Ltd.	319,000	2,037,596
#	DKK-Toa Corp.	38,200	168,534
	DTS Corp.	114,800	1,821,734
	Eizo Corp.	99,300	2,569,424
	Elecom Co., Ltd.	43,500	595,733
#	Elematec Corp.	39,871	548,233
#	EM Systems Co., Ltd.	10,800	222,034
	Enplas Corp.	45,000	2,858,528
#	ESPEC Corp.	123,100	965,525
	Excel Co., Ltd.	36,400	424,147
#	Faith, Inc.	27,910	340,249
#	Ferrotec Corp.	179,000	889,189
#	Fuji Electronics Co., Ltd.	55,100	726,360
	Fuji Soft, Inc.	120,000	2,273,696
	Fujitsu Frontech, Ltd.	77,500	637,310
#	Furuno Electric Co., Ltd.	86,500	579,598
	Furuya Metal Co., Ltd.	10,800	319,360
	Future Architect, Inc.	114,800	692,053
	GMO Payment Gateway, Inc.	15,100	413,261
#	Gurunavi, Inc.	83,100	1,510,107
	Hakuto Co., Ltd.	85,700	827,800
#	Hioki EE Corp.	45,400	645,383
	Hitachi Kokusai Electric, Inc.	189,500	2,283,042
	Hochiki Corp.	97,000	472,155
	Hokuriku Electric Industry Co., Ltd.	398,000	581,429
	Horiba, Ltd.	218,850	8,209,688
	Hosiden Corp.	351,400	1,901,188
	I-Net Corp/Kanagawa	47,800	347,188
	Icom, Inc.	49,700	1,177,697
#*	Ikegami Tsushinki Co., Ltd.	268,000	298,918
	Ines Corp.	202,300	1,254,467
#	Infocom Corp.	73,800	664,986
	Information Services International-Dentsu, Ltd.	76,700	830,477
	Innotech Corp.	92,200	427,514
#	Internet Initiative Japan, Inc.	120,000	3,471,413
	Iriso Electronics Co., Ltd.	45,400	1,832,149
	IT Holdings Corp.	445,001	5,632,696
	ITC Networks Corp.	99,100	942,762
	Itfor, Inc.	99,500	406,739
	Iwatsu Electric Co., Ltd.	541,000	575,798
#	Japan Aviation Electronics Industry, Ltd.	349,600	4,058,619

	Japan Digital Laboratory Co., Ltd.	117,300	$1,395,142
#*	Japan Radio Co., Ltd.	304,000	1,117,636
	Jastec Co., Ltd.	61,400	481,096
#	JBCC Holdings, Inc.	84,900	847,342
#*	Justsystems Corp.	165,300	1,048,742
	Kaga Electronics Co., Ltd.	116,400	995,259
	Kanematsu Electronics, Ltd.	83,100	1,082,521
#*	KLab, Inc.	128,600	1,141,258
	Koa Corp.	189,200	1,877,856
	Kyoden Co., Ltd.	4,800	7,647
#	Kyoei Sangyo Co., Ltd.	97,000	193,066
	Kyowa Electronics Instruments Co., Ltd.	56,000	206,461
	LAC Co., Ltd.	61,400	385,739
#	Lasertec Corp.	97,400	972,062
	Macnica, Inc.	57,900	1,543,337
#	Macromill, Inc.	211,600	1,280,036
	Marubun Corp.	98,500	439,341
#	Maruwa Co. Ltd/Aichi	53,800	1,914,691
	Marvelous AQL, Inc.	163,400	894,958
#	Megachips Corp.	104,400	1,669,864
#*	Meiko Electronics Co., Ltd.	70,200	485,681
#	Meisei Electric Co., Ltd.	81,000	85,113
#	Melco Holdings, Inc.	77,000	1,077,732
*	Micronics Japan Co., Ltd.	24,300	118,099
	Mimasu Semiconductor Industry Co., Ltd.	94,181	829,831
#	Miraial Co., Ltd.	33,800	547,672
	Miroku Jyoho Service Co., Ltd.	103,000	476,883
	Mitsubishi Research Institute, Inc.	23,300	507,704
	Mitsui High-Tec, Inc.	146,300	1,066,642
	Mitsui Knowledge Industry Co., Ltd.	364,300	580,290
*	Mitsumi Electric Co., Ltd.	560,900	3,979,381
#	MTI, Ltd.	34,300	317,396
#	Mutoh Holdings Co., Ltd.	101,000	508,676
	Nagano Keiki Co., Ltd.	5,500	40,750
	Nakayo Telecommunications, Inc.	411,000	1,270,319
	NEC Fielding, Ltd.	97,600	1,145,274
	NEC Networks & System Integration Corp.	140,600	3,410,618
#	NET One Systems Co., Ltd.	485,800	3,684,082
#	Nichicon Corp.	302,300	3,344,697
	Nidec Copal Electronics Corp.	87,400	454,344
	NIFTY Corp.	47,400	574,601
#	Nihon Dempa Kogyo Co., Ltd.	105,700	987,581
	Nihon Unisys, Ltd.	272,875	2,354,511
#	Nippon Ceramic Co., Ltd.	88,600	1,281,009
*	Nippon Chemi-Con Corp.	781,000	3,882,594
	Nippon Kodoshi Corp.	6,200	89,403
	Nippon Systemware Co., Ltd.	27,900	118,041
	Nohmi Bosai, Ltd.	135,000	1,132,894
#	NS Solutions Corp.	97,800	1,930,183
	NSD Co., Ltd.	202,500	2,281,596
	Nuflare Technology, Inc.	15,200	1,927,386
	OBIC Business Consultants, Ltd.	48,800	1,772,762
	Ohara, Inc.	47,600	308,393

	Okaya Electric Industries Co., Ltd.	73,000	$253,554
	ONO Sokki Co., Ltd.	114,000	513,806
	Optex Co., Ltd.	59,300	895,119
#	Origin Electric Co., Ltd.	168,000	572,918
#	Osaki Electric Co., Ltd.	173,000	1,068,905
	Panasonic Industrial Devices SUNX Co., Ltd.	110,800	481,116
	Panasonic Information Systems	15,700	383,450
	PCA Corp.	3,000	39,695
	Riken Keiki Co., Ltd.	82,300	657,539
	Riso Kagaku Corp.	91,800	2,146,430
	Ryoden Trading Co., Ltd.	173,000	1,201,931
#	Ryosan Co., Ltd.	189,600	3,467,231
	Ryoyo Electro Corp.	113,200	1,021,118
#	Sanken Electric Co., Ltd.	610,000	3,126,440
	Sanshin Electronics Co., Ltd.	154,200	958,195
	Satori Electric Co., Ltd.	79,080	447,241
	Saxa Holdings, Inc.	307,000	494,481
	Shibaura Electronics Co., Ltd.	15,900	201,292
#*	Shibaura Mechatronics Corp.	199,000	500,981
	Shindengen Electric Manufacturing Co., Ltd.	410,000	2,996,423
#	Shinkawa, Ltd.	68,300	457,563
	Shinko Electric Industries Co., Ltd.	403,000	4,255,499
	Shinko Shoji Co., Ltd.	125,200	1,072,114
	Shizuki Electric Co., Inc.	103,000	400,201
#	Siix Corp.	87,200	1,148,244
#	SMK Corp.	347,000	1,582,208
	Softbank Technology Corp.	10,000	163,986
*	Softbrain Co., Ltd.	7,700	10,645
	Soshin Electric Co., Ltd.	4,600	16,178
#	Square Enix Holdings Co., Ltd.	372,200	5,910,194
	SRA Holdings	51,300	583,729
#	Star Micronics Co., Ltd.	221,600	2,177,093
	Sumida Corp.	86,249	408,213
	Sun-Wa Technos Corp.	16,500	161,649
	Systena Corp.	117,600	904,616
*	Tabuchi Electric Co., Ltd.	21,000	126,551
	Tachibana Eletech Co., Ltd.	63,300	679,849
#	Taiyo Yuden Co., Ltd.	619,100	8,125,032
#	Tamura Corp.	422,000	1,098,501
	Tecmo Koei Holdings Co., Ltd.	150,730	1,630,239
	Teikoku Tsushin Kogyo Co., Ltd.	215,000	388,813
	Thine Electronics, Inc.	3,300	36,695
	TKC Corp.	110,100	1,899,678
#	Tokyo Electron Device, Ltd.	34,200	554,808
	Tokyo Seimitsu Co., Ltd.	212,400	3,908,063
	Tomen Devices Corp.	2,400	40,093
#	Tomen Electronics Corp.	61,000	677,493
	Tose Co., Ltd.	22,100	161,005
	Toshiba TEC Corp.	690,000	4,260,208
	Toukei Computer Co., Ltd.	26,810	382,407
#	Towa Corp.	112,000	632,811
	Toyo Corp.	153,600	1,940,569
	Transcosmos, Inc.	137,700	2,416,690

	UKC Holdings Corp.	59,800	$1,125,111
#*	Ulvac, Inc.	238,300	2,191,356
#*	Uniden Corp.	377,000	887,973
#	UT Holdings Co., Ltd.	144,600	626,909
	Wellnet Corp.	31,500	406,401
	Y A C Co., Ltd.	37,700	213,021
*	Yamaichi Electronics Co., Ltd.	75,700	193,189
	Yashima Denki Co., Ltd.	7,700	32,783
	Yokowo Co., Ltd.	84,300	456,694
#	Zappallas, Inc.	522	377,725
#	Zuken, Inc.	94,600	779,519
Total Information Technology			232,320,821

Materials — (10.2%)
	Achilles Corp.	874,000	1,229,204
	ADEKA Corp.	494,600	5,870,190
#	Agro-Kanesho Co., Ltd.	14,000	97,779
	Aichi Steel Corp.	579,000	3,176,662
	Alconix Corp.	25,700	542,794
	Arakawa Chemical Industries, Ltd.	79,200	706,629
#	Araya Industrial Co., Ltd.	276,000	502,861
#	Asahi Holdings, Inc.	139,150	2,344,118
	Asahi Organic Chemicals Industry Co., Ltd.	391,000	897,051
	Asahi Printing Co., Ltd.	800	20,098
	C Uyemura & Co., Ltd.	17,300	731,123
	Chuetsu Pulp & Paper Co., Ltd.	568,000	892,321
#*	Chugai Mining Co., Ltd.	1,012,400	339,627
	Chugoku Marine Paints, Ltd.	341,000	2,123,247
*	Chuo Denki Kogyo Co., Ltd.	100,100	342,351
#*	Co-Op Chemical Co., Ltd.	159,000	241,928
#	Dai Nippon Toryo Co., Ltd.	683,000	1,200,619
	Dai-Ichi Kogyo Seiyaku Co., Ltd.	197,000	488,312
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,200	234,117
	Daiken Corp.	401,000	1,143,532
	Daiki Aluminium Industry Co., Ltd.	142,000	449,628
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	376,000	1,646,858
#	Daio Paper Corp.	520,500	3,212,326
	Daiso Co., Ltd.	411,000	1,282,253
#	DC Co., Ltd.	113,900	788,388
#	Denki Kagaku Kogyo KK	387,000	1,510,450
	Dynapac Co., Ltd.	25,000	62,178
#	Earth Chemical Co., Ltd.	39,600	1,501,523
#	FP Corp.	68,000	5,113,826
	Fuji Seal International, Inc.	121,900	3,700,003
	Fujikura Kasei Co., Ltd.	138,000	720,967
	Fujimi, Inc.	108,700	1,467,270
	Fujimori Kogyo Co., Ltd.	69,200	2,266,441
#	Fumakilla, Ltd.	45,000	131,696
#	Furukawa-Sky Aluminum Corp.	469,000	1,574,723
	Fuso Chemical Co., Ltd.	2,900	80,192
	Godo Steel, Ltd.	899,000	1,783,121
#	Gun-Ei Chemical Industry Co., Ltd.	276,000	1,495,181
	Harima Chemicals Group, Inc.	73,300	358,930

#	Hodogaya Chemical Co., Ltd.	289,000	$596,094
	Hokkan Holdings, Ltd.	283,000	880,404
	Hokko Chemical Industry Co., Ltd.	90,000	275,271
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	4,088,007
	Honshu Chemical Industry Co., Ltd.	14,000	91,554
	Ihara Chemical Industry Co., Ltd.	211,000	1,520,938
	Ise Chemical Corp.	83,000	765,604
*	Ishihara Sangyo Kaisha, Ltd.	1,854,500	1,935,990
#	Ishizuka Glass Co., Ltd.	119,000	346,642
*	Japan Carlit Co., Ltd.	67,500	363,269
	JCU Corp.	11,900	527,982
	JSP Corp.	103,900	1,700,503
#*	Kanto Denka Kogyo Co., Ltd.	91,000	202,802
	Katakura Chikkarin Co., Ltd.	43,000	115,048
	Kawakin Holdings Co., Ltd.	11,000	32,146
	Kawasaki Kasei Chemicals, Ltd.	84,000	108,747
	Koatsu Gas Kogyo Co., Ltd.	163,493	881,211
	Kogi Corp.	30,000	63,369
	Kohsoku Corp.	61,900	597,910
	Konishi Co., Ltd.	87,400	1,691,820
	Krosaki Harima Corp.	260,000	628,256
#	Kumiai Chemical Industry Co., Ltd.	271,000	1,933,200
	Kureha Corp.	720,500	2,604,254
#	Kurimoto, Ltd.	702,000	2,089,118
#	Kyoei Steel, Ltd.	95,200	1,740,373
	Kyowa Leather Cloth Co., Ltd.	71,700	234,462
	Lintec Corp.	264,300	5,638,337
	MEC Co., Ltd.	76,500	341,889
#	Mitani Sekisan Co., Ltd.	11,500	177,603
*	Mitsubishi Paper Mills, Ltd.	1,542,000	1,402,196
#	Mitsubishi Steel Manufacturing Co., Ltd.	743,000	2,423,269
	Mitsui Mining & Smelting Co., Ltd.	3,353,000	9,776,599
	MORESCO Corp.	12,300	140,093
	Mory Industries, Inc.	156,000	655,240
*	Nakayama Steel Works, Ltd.	422,000	469,683
	Neturen Co., Ltd.	154,500	1,500,920
#*	New Japan Chemical Co., Ltd.	182,300	566,090
	Nichia Steel Works, Ltd.	175,900	625,355
	Nihon Kagaku Sangyo Co., Ltd.	78,000	540,659
	Nihon Nohyaku Co., Ltd.	252,000	2,791,799
	Nihon Parkerizing Co., Ltd.	271,000	5,555,169
	Nihon Yamamura Glass Co., Ltd.	491,000	925,892
#	Nippon Carbide Industries Co., Inc.	237,000	818,787
#*	Nippon Chemical Industrial Co., Ltd.	491,000	877,305
	Nippon Chutetsukan KK	113,000	273,367
	Nippon Coke & Engineering Co., Ltd.	1,410,500	1,973,282
#	Nippon Concrete Industries Co., Ltd.	180,000	959,936
#	Nippon Denko Co., Ltd.	514,000	1,555,656
	Nippon Fine Chemical Co., Ltd.	85,600	572,993
#	Nippon Kasei Chemical Co., Ltd.	183,000	261,484
#*	Nippon Kinzoku Co., Ltd.	264,000	412,610
#*	Nippon Koshuha Steel Co., Ltd.	458,000	565,929
	Nippon Light Metal Holdings Co., Ltd.	2,853,200	4,397,378

#	Nippon Paper Industries Co., Ltd.	148,100	$2,348,666
	Nippon Pillar Packing Co., Ltd.	113,000	831,417
	Nippon Soda Co., Ltd.	785,000	4,674,911
#	Nippon Synthetic Chemical Industry Co., Ltd. (The)	289,000	2,764,449
#	Nippon Valqua Industries, Ltd.	465,000	1,304,174
#*	Nippon Yakin Kogyo Co., Ltd.	614,000	2,269,736
	Nisshin Steel Holdings Co., Ltd.	411,292	5,474,027
	Nittetsu Mining Co., Ltd.	375,000	2,097,785
#	Nitto FC Co., Ltd.	72,000	447,918
	NOF Corp.	833,000	5,366,809
	Okamoto Industries, Inc.	414,000	1,310,455
	Okura Industrial Co., Ltd.	305,000	1,207,211
	Osaka Organic Chemical Industry, Ltd.	66,000	302,458
	Osaka Steel Co., Ltd.	77,700	1,529,649
#	OSAKA Titanium Technologies Co.	91,200	1,962,333
#	Pacific Metals Co., Ltd.	815,000	3,367,688
	Pack Corp. (The)	75,200	1,375,496
#*	Rasa Industries, Ltd.	430,000	1,064,752
	Rengo Co., Ltd.	1,219,000	6,732,348
	Riken Technos Corp.	203,000	858,049
#*	S Science Co., Ltd.	54,700	41,473
	Sakai Chemical Industry Co., Ltd.	535,000	1,928,069
	Sakata INX Corp.	242,000	2,194,595
	Sanyo Chemical Industries, Ltd.	339,000	2,337,895
#	Sanyo Special Steel Co., Ltd.	585,300	3,066,566
	Seiko PMC Corp.	13,500	64,110
	Sekisui Plastics Co., Ltd.	235,000	661,709
	Shikoku Chemicals Corp.	227,000	1,915,454
	Shin-Etsu Polymer Co., Ltd.	249,100	863,910
	Shinagawa Refractories Co., Ltd.	246,000	556,795
	Shinko Wire Co., Ltd.	184,000	394,068
#	Stella Chemifa Corp.	53,600	851,604
	Sumitomo Bakelite Co., Ltd.	1,095,000	3,968,281
#*	Sumitomo Light Metal Industries, Ltd.	2,296,000	2,658,964
	Sumitomo Osaka Cement Co., Ltd.	2,274,000	9,165,291
#	Sumitomo Seika Chemicals Co., Ltd.	259,000	1,548,667
	T Hasegawa Co., Ltd.	122,900	1,797,868
	T&K Toka Co., Ltd.	31,800	659,413
	Taisei Lamick Co., Ltd.	27,600	687,424
	Taiyo Holdings Co., Ltd.	82,400	2,568,146
	Takasago International Corp.	433,000	2,265,926
	Takiron Co., Ltd.	304,000	1,309,411
*	Tanaka Chemical Corp.	1,100	4,011
	Tayca Corp.	159,000	522,047
	Tenma Corp.	87,000	1,188,223
#	Titan Kogyo KK	82,000	284,143
	Toagosei Co., Ltd.	1,226,000	5,468,702
#	Toda Kogyo Corp.	220,000	705,435
#	Toho Titanium Co., Ltd.	132,500	1,104,618
	Toho Zinc Co., Ltd.	741,000	2,398,242
#	Tokai Carbon Co., Ltd.	1,127,000	3,920,181
	Tokushu Tokai Paper Co., Ltd.	551,580	1,158,126
#	Tokuyama Corp.	1,896,000	7,435,881

Tokyo Ohka Kogyo Co., Ltd.	180,800	$4,028,204
#* Tokyo Rope Manufacturing Co., Ltd.	191,000	338,128
#* Tokyo Steel Manufacturing Co., Ltd.	654,900	3,888,961
Tokyo Tekko Co., Ltd.	232,000	1,010,995
Tomoegawa Co., Ltd.	125,000	224,140
Tomoku Co., Ltd.	320,000	992,975
Topy Industries, Ltd.	1,102,000	2,442,733
# Tosoh Corp.	416,000	1,720,844
Toyo Ink SC Holdings Co., Ltd.	1,076,000	5,602,633
Toyo Kohan Co., Ltd.	286,000	1,097,436
# Toyobo Co., Ltd.	4,867,000	9,354,481
TYK Corp.	138,000	355,635
Ube Industries, Ltd.	316,400	597,677
Wood One Co., Ltd.	169,000	491,279
Yodogawa Steel Works, Ltd.	786,500	3,475,904
Yuki Gosei Kogyo Co., Ltd.	64,000	189,992
Yushiro Chemical Industry Co., Ltd.	60,000	574,545
Total Materials		273,857,152

Telecommunication Services — (0.0%)
* Japan Communications, Inc.	474	27,013
Okinawa Cellular Telephone Co.	33,200	845,530
Total Telecommunication Services		872,543

Utilities — (0.4%)
# Hokkaido Gas Co., Ltd.	265,000	706,891
Hokuriku Gas Co., Ltd.	99,000	252,860
Okinawa Electric Power Co., Inc. (The)	93,671	3,234,837
Saibu Gas Co., Ltd.	1,605,000	3,907,498
Shizuoka Gas Co., Ltd.	307,000	2,089,194
Total Utilities		10,191,280

TOTAL COMMON STOCKS		2,259,648,450

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (15.8%)
§@ DFA Short Term Investment Fund	36,646,500	424,000,000
Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 10/01/13
(Collateralized by $379,438 FNMA, 2.00%, 08/18/15, valued at $391,475)
to be repurchased at $383,800	$384	383,798
TOTAL SECURITIES LENDING COLLATERAL		424,383,798

TOTAL INVESTMENTS — (100.0%) (Cost $2,475,533,766)^^		$2,684,032,248

Summary of the Series' investments as of September 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,720,992	$484,227,625	—	$486,948,617
Consumer Staples	—	205,445,457	—	205,445,457
Energy	—	20,493,778	—	20,493,778
Financials	7,821,682	243,178,369	—	251,000,051
Health Care	—	102,754,848	—	102,754,848
Industrials	3,664,301	672,099,602	—	675,763,903
Information Technology	—	232,320,821	—	232,320,821
Materials	3,022,233	270,834,919	—	273,857,152
Telecommunication Services	—	872,543	—	872,543
Utilities	—	10,191,280	—	10,191,280
Securities Lending Collateral	—	424,383,798	—	424,383,798
TOTAL	$17,229,208	$2,666,803,040	—	$2,684,032,248

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (98.7%)
Consumer Discretionary — (26.2%)
	4imprint Group P.L.C.	97,044	$861,145
	888 Holdings P.L.C.	787,950	2,124,426
*	Aga Rangemaster Group P.L.C.	453,866	945,226
*	Barratt Developments P.L.C.	5,157,995	25,695,500
	Bellway P.L.C.	652,849	13,883,836
	Berkeley Group Holdings P.L.C.	650,346	21,804,951
	Betfair Group P.L.C.	41,058	682,549
	Bloomsbury Publishing P.L.C.	283,806	684,412
	BOOT HENRY P.L.C.	432,804	1,274,483
	Bovis Homes Group P.L.C.	875,787	10,149,503
	Bwin.Party Digital Entertainment P.L.C.	2,880,414	5,688,158
#	Centaur Media P.L.C.	556,967	450,742
	Chime Communications P.L.C.	297,438	1,451,152
	Cineworld Group P.L.C.	681,830	4,193,017
	Creston P.L.C.	22,394	37,258
	Daily Mail & General Trust P.L.C.	1,328,069	16,376,293
	Debenhams P.L.C.	6,498,732	10,749,000
	Dignity P.L.C.	219,031	5,135,684
*	Dixons Retail P.L.C.	16,850,562	12,702,730
	Domino's Pizza Group P.L.C.	440,599	4,165,720
	Dunelm Group P.L.C.	199,241	2,978,560
*	Enterprise Inns P.L.C.	2,687,428	6,282,447
	Euromoney Institutional Investor P.L.C.	295,537	5,547,172
	Fiberweb P.L.C.	729,920	1,195,991
*	Findel P.L.C.	292,885	1,176,490
*	Forminster P.L.C.	43,333	—
	Fuller Smith & Turner P.L.C.	136,361	1,999,093
*	Future P.L.C.	1,301,863	279,344
	Games Workshop Group P.L.C.	101,889	1,358,453
	Greene King P.L.C.	1,421,372	18,435,142
	Halfords Group P.L.C.	1,072,399	6,830,360
	Headlam Group P.L.C.	337,290	2,109,243
#	Home Retail Group P.L.C.	4,196,363	11,407,646
#	Hornby P.L.C.	154,220	197,455
	Howden Joinery Group P.L.C.	2,574,989	12,155,215
	Huntsworth P.L.C.	912,563	957,095
	Inchcape P.L.C.	2,319,770	22,904,401
	Informa P.L.C.	3,109,727	26,427,718
	ITV P.L.C.	2,941,998	8,348,109
	JD Sports Fashion P.L.C.	120,013	2,049,937
	JD Wetherspoon P.L.C.	481,499	5,694,600
	John Menzies P.L.C.	247,022	3,204,222
#*	Johnston Press P.L.C.	1,007,737	227,976
	Ladbrokes P.L.C.	4,483,503	12,277,030
	Laura Ashley Holdings P.L.C.	1,500,394	632,902
	Lookers P.L.C.	1,334,077	2,690,339
	Marston's P.L.C.	3,122,248	7,631,041
	Mecom Group P.L.C.	332,622	215,335
	Millennium & Copthorne Hotels P.L.C.	1,048,561	9,417,305
*	Mitchells & Butlers P.L.C.	1,030,286	6,849,519
	MJ Gleeson Group P.L.C.	195,875	1,036,183

*	Mothercare P.L.C.	264,138	$1,613,101
	N Brown Group P.L.C.	874,754	7,433,457
#*	Ocado Group P.L.C.	881,953	5,652,873
	Pendragon P.L.C.	3,810,775	2,098,427
	Persimmon P.L.C.	1,366,507	24,016,703
	Photo-Me International P.L.C.	113,184	205,795
*	Punch Taverns P.L.C.	2,668,837	614,318
	Rank Group P.L.C.	66,675	166,339
	Redrow P.L.C.	1,505,347	5,680,219
	Restaurant Group P.L.C. (The)	919,897	7,920,237
	Rightmove P.L.C.	304,304	11,665,764
	Smiths News P.L.C.	948,342	3,140,363
	Spirit Pub Co. P.L.C.	3,103,818	3,593,156
*	Sportech P.L.C.	384,214	519,445
*	Sports Direct International P.L.C.	716,338	8,189,920
*	STV Group P.L.C.	2,238	9,283
*	SuperGroup P.L.C.	193,888	3,592,969
	Taylor Wimpey P.L.C.	15,614,170	25,359,417
	Ted Baker P.L.C.	145,093	4,514,896
*	Thomas Cook Group P.L.C.	7,371,945	18,322,876
	Topps Tiles P.L.C.	816,215	1,168,619
*	Torotrak P.L.C.	45,292	19,105
#*	Trinity Mirror P.L.C.	1,688,565	3,391,733
	TUI Travel P.L.C.	847,229	5,041,971
	UBM P.L.C.	385,842	4,461,745
	UTV Media P.L.C.	232,157	695,015
	Vitec Group P.L.C. (The)	160,973	1,775,567
#	WH Smith P.L.C.	678,939	9,084,529
	William Hill P.L.C.	3,678,697	23,986,096
	Wilmington Group P.L.C.	346,234	1,149,613
Total Consumer Discretionary			506,655,659

Consumer Staples — (3.6%)
	A.G.BARR P.L.C.	424,100	3,619,967
	Anglo-Eastern Plantations	108,153	1,132,501
	Booker Group P.L.C.	7,511,637	16,387,024
	Britvic P.L.C.	1,154,005	10,695,579
	Cranswick P.L.C.	262,115	4,971,001
	Dairy Crest Group P.L.C.	747,197	5,507,482
	Devro P.L.C.	889,514	4,666,661
	Greencore Group P.L.C.	2,335,961	5,579,724
	Greggs P.L.C.	483,318	3,316,109
	Hilton Food Group P.L.C.	23,544	164,631
	McBride P.L.C.	855,515	1,680,610
*	Premier Foods P.L.C.	1,135,338	2,865,761
#	PZ Cussons P.L.C.	1,307,402	8,751,209
	REA Holdings P.L.C.	50,639	313,414
*	Thorntons P.L.C.	229,538	360,493
Total Consumer Staples			70,012,166

Energy — (5.2%)
*	Afren P.L.C.	5,639,345	12,615,218

	AMEC P.L.C.	474,792	$8,248,718
	Anglo Pacific Group P.L.C.	438,805	1,400,869
*	Cairn Energy P.L.C.	2,601,577	11,031,800
*	Coalfield Resources P.L.C.	268,451	25,021
*	EnQuest P.L.C.	3,314,531	6,988,352
*	Essar Energy P.L.C.	1,162,294	2,444,528
*	Exillon Energy P.L.C.	289,661	976,495
	Fortune Oil P.L.C.	6,170,225	987,990
*	Hardy Oil & Gas P.L.C.	74,781	120,964
*	Heritage Oil P.L.C.	763,646	2,201,293
	Hunting P.L.C.	639,376	8,240,978
	James Fisher & Sons P.L.C.	210,072	3,600,766
#*	JKX Oil & Gas P.L.C.	456,676	465,873
	John Wood Group P.L.C.	1,313,966	17,043,186
*	Lamprell P.L.C.	967,717	2,184,487
	Premier Oil P.L.C.	2,484,308	13,072,106
*	Salamander Energy P.L.C.	1,063,663	2,022,055
	Soco International P.L.C. (B572ZV9)	1,018,017	6,471,051
	Soco International P.L.C. (BCF0VZ0)	1,018,017	659,228
Total Energy			100,800,978

Financials — (14.1%)
	Admiral Group P.L.C.	11,519	229,773
	Amlin P.L.C.	2,586,648	16,936,788
	Ashmore Group P.L.C.	1,698,027	10,717,214
	Bank of Georgia Holdings P.L.C.	80,406	2,512,739
	Beazley P.L.C.	2,623,633	8,906,072
	Brewin Dolphin Holdings P.L.C.	1,292,264	5,658,539
	Capital & Counties Properties P.L.C.	474,174	2,569,932
	Capital & Regional P.L.C.	1,493,345	979,252
	Catlin Group, Ltd.	1,812,653	14,205,311
	Charles Stanley Group P.L.C.	126,349	933,507
	Charles Taylor P.L.C.	139,215	473,003
	Chesnara P.L.C.	544,372	2,370,593
	Close Brothers Group P.L.C.	777,213	14,704,894
	Daejan Holdings P.L.C.	32,083	2,033,249
	Development Securities P.L.C.	570,568	1,823,409
	F&C Asset Management P.L.C.	2,273,162	3,611,454
	Hansard Global P.L.C.	16,468	31,492
	Hargreaves Lansdown P.L.C.	197,405	3,129,843
	Helical Bar P.L.C.	668,916	3,214,695
	Henderson Group P.L.C.	5,197,213	15,866,433
	Hiscox, Ltd.	1,848,675	19,403,940
	ICAP P.L.C.	2,874,272	17,393,584
	IG Group Holdings P.L.C.	1,193,466	11,182,112
*	Industrial & Commercial Holdings P.L.C.	5,000	—
	Intermediate Capital Group P.L.C.	572,350	4,133,688
	International Personal Finance P.L.C.	690,825	6,825,378
*	IP Group P.L.C.	1,255,608	2,886,896
	Jardine Lloyd Thompson Group P.L.C.	573,941	8,782,135
	Jupiter Fund Management P.L.C.	1,335,780	7,922,127
	Lancashire Holdings, Ltd.	901,590	11,217,010
	Liontrust Asset Management P.L.C.	129,935	509,479

	London Stock Exchange Group P.L.C.	305,093	$7,589,558
	LSL Property Services P.L.C.	151,839	1,138,672
	Man Group P.L.C.	9,800,117	13,298,331
	Novae Group P.L.C.	273,263	2,224,706
	Phoenix Group Holdings	546,180	6,589,574
*	Puma Brandenburg, Ltd. Class A	1,193,004	—
*	Puma Brandenburg, Ltd. Class B	1,193,004	—
*	Quintain Estates & Development P.L.C.	2,680,731	3,665,406
	Rathbone Brothers P.L.C.	165,692	4,158,447
	Raven Russia Ltd	668,279	816,640
	S&U P.L.C.	21,140	482,867
	Savills P.L.C.	616,265	6,163,239
	Shore Capital Group, Ltd.	10,862	4,923
	St James's Place P.L.C.	846,493	8,422,789
	ST Modwen Properties P.L.C.	957,652	4,705,315
	Tullett Prebon P.L.C.	1,071,415	6,002,223
	Unite Group P.L.C.	901,444	5,758,530
*	Waterloo Investment Holdings, Ltd.	5,979	678
Total Financials			272,186,439

Health Care — (2.6%)
#*	Alizyme P.L.C.	660,805	—
	Bioquell P.L.C.	90,893	214,076
*	BTG P.L.C.	1,737,423	10,773,346
	Consort Medical P.L.C.	138,858	1,956,584
	Dechra Pharmaceuticals P.L.C.	429,068	4,984,079
	Genus P.L.C.	281,441	6,523,879
	Hikma Pharmaceuticals P.L.C.	698,006	11,744,352
*	Optos P.L.C.	89,392	230,832
*	Oxford Biomedica P.L.C.	2,821,652	98,138
*	Renovo Group P.L.C.	87,461	27,421
	Synergy Health P.L.C.	281,603	4,994,877
	United Drug P.L.C.	964,258	4,994,203
*	Vectura Group P.L.C.	1,829,761	3,292,535
*	Vernalis P.L.C.	19,974	9,617
Total Health Care			49,843,939

Industrials — (26.9%)
	Air Partner P.L.C.	37,086	283,191
	Alumasc Group P.L.C.	124,366	270,743
	Ashtead Group P.L.C.	2,503,056	24,911,806
	Avon Rubber P.L.C.	57,807	514,566
	Babcock International Group P.L.C.	375,285	7,261,740
	Balfour Beatty P.L.C.	3,353,606	15,443,283
	BBA Aviation P.L.C.	2,792,163	13,773,700
	Berendsen P.L.C.	789,861	11,598,809
	Bodycote P.L.C.	1,253,236	13,178,060
	Braemar Shipping Services P.L.C.	83,345	674,589
	Brammer P.L.C.	388,952	2,891,874
#	Camellia P.L.C.	2,481	349,793
	Cape P.L.C.	582,333	2,305,067
	Carillion P.L.C.	2,153,159	10,892,488

	Carr's Milling Industries P.L.C.	35,379	$896,084
	Castings P.L.C.	162,757	1,120,607
	Chemring Group P.L.C.	1,217,006	5,983,343
	Clarkson P.L.C.	65,973	2,405,014
	Cobham P.L.C.	5,598,352	26,030,352
	Communisis P.L.C.	985,353	972,469
	Costain Group P.L.C.	99,140	425,072
	DCC P.L.C.	409,098	16,750,641
	De La Rue P.L.C.	291,796	4,692,244
	easyJet P.L.C.	574,311	11,867,367
	Fenner P.L.C.	804,257	5,181,937
	Firstgroup P.L.C.	5,277,432	10,214,349
	G4S P.L.C.	379,423	1,563,003
	Galliford Try P.L.C.	314,404	5,290,854
	Go-Ahead Group P.L.C.	207,850	5,644,561
	Harvey Nash Group P.L.C.	46,693	67,211
	Hays P.L.C.	7,024,975	13,472,670
	Hogg Robinson Group P.L.C.	134,014	164,149
	Homeserve P.L.C.	1,332,384	5,533,743
	Hyder Consulting P.L.C.	176,908	1,450,373
	IMI P.L.C.	44,642	1,051,048
	Interserve P.L.C.	664,484	6,043,591
	Invensys P.L.C.	2,824,855	22,785,064
	ITE Group P.L.C.	1,142,572	5,025,639
	Keller Group P.L.C.	333,468	5,616,126
	Kier Group P.L.C.	195,426	5,335,502
	Latchways P.L.C.	36,248	755,544
	Lavendon Group P.L.C.	755,480	2,400,221
	Management Consulting Group P.L.C.	1,519,596	651,893
	Mears Group P.L.C.	449,545	3,045,018
	Meggitt P.L.C.	723,176	6,423,086
	Melrose Industries P.L.C.	4,433,901	21,526,668
	Michael Page International P.L.C.	1,282,180	10,230,941
	Mitie Group P.L.C.	1,566,263	7,501,516
	Morgan Advanced Materials P.L.C.	1,413,771	7,110,005
	Morgan Sindall Group P.L.C.	186,724	2,270,588
	National Express Group P.L.C.	2,226,381	9,244,435
	Northgate P.L.C.	752,381	5,237,834
	PayPoint P.L.C.	164,039	2,821,784
	QinetiQ Group P.L.C.	3,080,895	9,551,671
	Regus PLC	3,349,550	9,873,386
*	Renold P.L.C.	142,294	86,351
	Rentokil Initial P.L.C.	4,256,309	7,505,110
	Ricardo P.L.C.	241,725	2,169,501
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	2,027,751
	Rotork P.L.C.	325,224	14,353,754
	RPS Group P.L.C.	1,266,580	5,499,836
	Senior P.L.C.	2,044,619	8,944,465
	Serco Group P.L.C.	1,965,238	17,387,420
	Severfield-Rowen P.L.C.	1,251,640	1,211,872
	Shanks Group P.L.C.	2,313,344	3,482,961
	SIG P.L.C.	2,955,026	8,883,965

	Speedy Hire P.L.C.	2,828,053	$2,977,861
	Spirax-Sarco Engineering P.L.C.	313,155	15,262,974
	St Ives P.L.C.	672,895	1,893,695
	Stagecoach Group P.L.C.	2,230,634	11,773,274
	Sthree P.L.C.	337,217	1,945,919
#	Stobart Group, Ltd.	159,468	322,724
	T Clarke P.L.C.	147,457	155,272
	Tarsus Group P.L.C.	208,165	774,766
	Travis Perkins P.L.C.	259,592	6,935,136
	Tribal Group P.L.C.	156,581	499,743
	Trifast P.L.C.	436,829	477,373
	UK Mail Group P.L.C.	197,261	1,854,455
	Ultra Electronics Holdings P.L.C.	346,170	10,581,019
	Vesuvius P.L.C.	1,449,566	10,496,689
#	Volex P.L.C.	229,354	431,951
	Vp P.L.C.	167,297	1,340,686
*	Wincanton P.L.C.	475,370	773,495
	WS Atkins P.L.C.	521,902	9,880,842
#	XP Power, Ltd.	73,829	1,645,153
Total Industrials			520,153,325

Information Technology — (7.7%)
	Acal P.L.C.	104,729	465,679
	Anite P.L.C.	1,253,216	2,280,384
	Computacenter P.L.C.	422,291	3,651,326
	CSR P.L.C.	916,815	7,640,067
	Diploma P.L.C.	564,734	5,972,280
	Domino Printing Sciences P.L.C.	512,187	5,306,720
	E2V Technologies P.L.C.	437,985	1,046,146
	Electrocomponents P.L.C.	2,139,687	9,559,235
	Fidessa Group P.L.C.	148,783	4,784,368
*	Filtronic P.L.C.	4,262	4,493
	Halma P.L.C.	1,738,128	15,934,665
*	Imagination Technologies Group P.L.C.	243,218	1,282,039
*	Innovation Group P.L.C.	4,421,417	2,093,023
*	Kofax P.L.C.	353,252	2,085,498
	Laird P.L.C.	1,279,976	4,567,383
	Micro Focus International P.L.C.	709,156	8,702,222
	Moneysupermarket.com Group P.L.C.	489,434	1,199,390
	NCC Group P.L.C.	176,187	422,980
	Oxford Instruments P.L.C.	147,050	2,998,378
	Pace P.L.C.	1,487,713	6,112,156
	Phoenix IT Group, Ltd.	204,614	527,067
	Playtech P.L.C.	287,675	3,428,430
	Premier Farnell P.L.C.	1,721,985	6,060,365
*	PV Crystalox Solar P.L.C.	384,786	65,408
	Renishaw P.L.C.	188,423	5,494,657
	RM P.L.C.	363,499	623,608
	SDL P.L.C.	347,207	1,754,114
	Sepura P.L.C.	159,387	375,411
	Spectris P.L.C.	582,385	20,786,668
	Spirent Communications P.L.C.	2,633,737	5,443,247
	Telecity Group P.L.C.	656,941	8,825,100

	TT electronics P.L.C.	812,257	$2,545,991
	Vislink P.L.C.	274,226	199,738
*	Wolfson Microelectronics P.L.C.	504,759	1,398,620
	Xaar P.L.C.	252,655	3,268,567
	Xchanging P.L.C.	1,285,220	2,633,088
Total Information Technology			149,538,511

Materials — (7.6%)
	African Barrick Gold P.L.C.	361,989	960,969
	Alent P.L.C.	1,358,791	7,801,178
	AZ Electronic Materials SA	750,018	3,580,951
	British Polythene Industries P.L.C.	137,680	1,422,050
	Carclo P.L.C.	192,381	1,181,939
*	Centamin P.L.C.	3,847,035	2,763,786
	Croda International P.L.C.	442,133	18,984,317
	DS Smith P.L.C.	4,875,734	22,704,392
	Elementis P.L.C.	2,357,537	9,142,745
*	Evraz P.L.C.	54,653	112,994
	Ferrexpo P.L.C.	955,423	2,738,863
	Filtrona P.L.C.	857,842	10,400,730
*	Gem Diamonds, Ltd.	468,842	1,145,589
	Hill & Smith Holdings P.L.C.	427,877	3,256,264
	Hochschild Mining P.L.C.	657,160	1,925,550
*	International Ferro Metals, Ltd.	423,652	60,233
#	Kazakhmys P.L.C.	206,718	888,467
*	Lonmin P.L.C.	1,988,607	10,269,764
	Low & Bonar P.L.C.	1,029,815	1,239,483
	Marshalls P.L.C.	820,269	2,371,942
	Mondi P.L.C.	810,936	13,683,358
#	New World Resources P.L.C. Class A	133,089	213,548
*	Petra Diamonds, Ltd.	1,053,456	2,031,827
#	Petropavlovsk P.L.C.	708,130	881,859
	RPC Group P.L.C.	741,334	5,464,810
	Synthomer P.L.C.	1,146,839	4,416,666
	Vedanta Resources P.L.C.	419,814	7,344,946
	Victrex P.L.C.	379,704	9,816,927
	Zotefoams P.L.C.	96,852	307,982
Total Materials			147,114,129

Telecommunication Services — (2.3%)
	Cable & Wireless Communications P.L.C.	6,500,930	4,167,132
*	Colt Group SA	1,360,734	2,566,206
	Inmarsat P.L.C.	2,097,288	24,056,486
	Kcom Group P.L.C.	2,959,396	4,362,340
	TalkTalk Telecom Group P.L.C.	2,538,970	9,914,595
Total Telecommunication Services			45,066,759

Utilities — (2.5%)
	Dee Valley Group P.L.C.	12,109	282,246
	Drax Group P.L.C.	2,103,725	23,208,306
	Pennon Group P.L.C.	1,928,425	21,830,336

Telecom Plus P.L.C.	205,755	$4,215,591
Total Utilities		49,536,479

TOTAL COMMON STOCKS		1,910,908,384

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (1.3%)
§@ DFA Short Term Investment Fund	2,074,330	24,000,000
Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 10/01/13
(Collateralized by $539,514 FNMA, 2.00%, 08/18/15, valued at $556,629)
to be repurchased at $545,715	$546	545,713
TOTAL SECURITIES LENDING COLLATERAL		24,545,713

TOTAL INVESTMENTS — (100.0%) (Cost $1,334,614,564)^^		$1,935,454,097

Summary of the Series' investments as of September 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$506,655,659	—	$506,655,659
Consumer Staples	—	70,012,166	—	70,012,166
Energy	—	100,800,978	—	100,800,978
Financials	—	272,186,439	—	272,186,439
Health Care	—	49,843,939	—	49,843,939
Industrials	—	520,153,325	—	520,153,325
Information Technology	$65,408	149,473,103	—	149,538,511
Materials	—	147,114,129	—	147,114,129
Telecommunication Services	—	45,066,759	—	45,066,759
Utilities	—	49,536,479	—	49,536,479
Securities Lending Collateral	—	24,545,713	—	24,545,713
TOTAL	$65,408	$1,935,388,689	—	$1,935,454,097

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (79.2%)
AUSTRALIA — (39.6%)
*	AAT Corp., Ltd.	9,992	$—
*	ABM Resources NL	4,344,904	121,966
	Adelaide Brighton, Ltd.	1,822,054	6,273,840
#*	Aditya Birla Minerals, Ltd.	884,599	288,955
*	AED Oil, Ltd.	363,401	—
	Ainsworth Game Technology, Ltd.	361,760	1,442,193
#*	AJ Lucas Group, Ltd.	317,969	387,004
*	Alchemia, Ltd.	459,735	261,551
#*	Alcyone Resources, Ltd.	4,280,423	15,965
#*	Alkane Resources, Ltd.	1,255,636	470,329
*	Alliance Resources, Ltd.	399,488	52,196
#	Altium, Ltd.	13,316	31,503
#*	Altona Mining, Ltd.	1,108,169	160,851
	AMA Group, Ltd.	15,236	5,121
	Amalgamated Holdings, Ltd.	462,896	3,626,419
#	Amcom Telecommunications, Ltd.	1,101,951	1,923,484
#	Ansell, Ltd.	414,608	8,079,442
#*	Antares Energy, Ltd.	1,044,143	488,050
	AP Eagers, Ltd.	235,789	1,065,455
#*	APN News & Media, Ltd.	2,462,431	874,678
#*	Aquarius Platinum, Ltd.	1,647,462	1,380,879
#*	Aquila Resources, Ltd.	401,161	806,435
*	Arafura Resources, Ltd.	1,004,551	94,007
#	ARB Corp., Ltd.	347,600	4,109,231
	Aristocrat Leisure, Ltd.	2,580,305	11,126,550
	Arrium, Ltd.	7,583,001	8,655,730
#	ASG Group, Ltd.	642,515	236,075
*	Atlantic, Ltd.	96,276	20,059
	Atlas Iron, Ltd.	4,589,842	3,741,412
#*	Aurora Oil & Gas, Ltd.	2,179,449	6,797,809
#	Ausdrill, Ltd.	1,591,020	2,326,820
#	Ausenco, Ltd.	520,273	791,333
#*	Austal, Ltd.	1,105,762	825,598
	Austbrokers Holdings, Ltd.	180,152	1,881,646
#	Austin Engineering, Ltd.	241,105	755,939
*	Austpac Resources NL	1,539,067	46,026
#*	Australian Agricultural Co., Ltd.	1,989,434	1,912,269
	Australian Infrastructure Fund	3,606,473	64,050
	Australian Pharmaceutical Industries, Ltd.	2,452,401	1,098,447
#	Australian Vintage, Ltd.	4,096,187	1,760,041
#	Automotive Holdings Group, Ltd.	864,060	3,119,689
*	Avanco Resources, Ltd.	2,010,636	148,347
#*	AVJennings, Ltd.	7,259,050	3,967,047
*	AWE, Ltd.	2,810,321	3,243,374
#*	Bandanna Energy, Ltd.	452,591	97,517
	BC Iron, Ltd.	462,360	1,892,277
	Beach Energy, Ltd.	7,442,568	9,283,030
	Bega Cheese, Ltd.	4,802	15,905
*	Berkeley Resources, Ltd.	434,006	86,964
	Beyond International, Ltd.	61,256	91,406
#*	Billabong International, Ltd.	2,053,260	716,819

#*	Bionomics, Ltd.	307,673	$234,915
*	Bisalloy Steel Group, Ltd.	53,237	48,206
#	Blackmores, Ltd.	76,352	1,989,353
#*	Blackthorn Resources, Ltd.	224,195	59,854
*	BlueScope Steel, Ltd.	2,365,706	10,336,532
#	Boart Longyear, Ltd.	2,638,658	1,074,303
*	Boom Logistics, Ltd.	812,985	147,771
*	Boulder Steel, Ltd.	165,585	2,472
#	Bradken, Ltd.	1,168,861	6,171,024
	Breville Group, Ltd.	598,466	4,892,024
	Brickworks, Ltd.	137,248	1,740,939
	BSA, Ltd.	375,573	48,596
	BT Investment Management, Ltd.	252,956	1,017,744
#*	Buccaneer Energy, Ltd.	4,354,425	263,973
#*	Buru Energy, Ltd.	466,308	734,213
#	Cabcharge Australia, Ltd.	624,501	2,154,615
	Calliden Group, Ltd.	389,687	128,951
*	Cape Lambert Resources, Ltd.	373,413	45,471
*	Capral, Ltd.	58,499	11,225
#	Cardno, Ltd.	614,473	3,563,723
#*	Carnarvon Petroleum, Ltd.	4,944,854	300,135
*	Carnegie Wave Energy, Ltd.	263,165	15,924
#	carsales.com, Ltd.	1,220,399	13,039,139
#	Cash Converters International, Ltd.	1,650,261	2,004,060
*	CDS Technologies, Ltd.	13,276	—
#	Cedar Woods Properties, Ltd.	232,682	1,614,278
*	Centaurus Metals, Ltd.	62,645	9,345
#*	Central Petroleum, Ltd.	1,182,052	104,721
*	Centrebet International, Ltd. Claim Units	81,336	—
*	Ceramic Fuel Cells, Ltd.	3,660,727	139,903
#	Chalice Gold Mines, Ltd.	320,684	52,397
	Challenger, Ltd.	198,545	1,019,678
#	Chandler Macleod Group, Ltd.	386,386	164,273
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—
#*	Citigold Corp., Ltd.	3,765,806	175,846
*	Clinuvel Pharmaceuticals, Ltd.	106,846	160,630
#	Clough, Ltd.	1,569,739	2,140,340
	Clover Corp., Ltd.	434,207	211,038
#*	Coal of Africa, Ltd.	668,800	86,130
#*	Coalspur Mines, Ltd.	1,239,823	329,426
*	Cobar Consolidated Resources, Ltd.	—	—
#*	Cockatoo Coal, Ltd.	3,092,993	178,670
#	Codan, Ltd.	389,586	703,485
*	Coffey International, Ltd.	1,048,636	221,442
#	Collection House, Ltd.	1,870,751	3,233,638
#	Collins Foods, Ltd.	220,087	349,184
*	Comet Ridge, Ltd.	15,204	2,132
*	Cooper Energy, Ltd.	336,842	128,934
	Coventry Group, Ltd.	144,778	382,560
	Credit Corp. Group, Ltd.	110,382	983,987
	Crowe Horwath Australasia, Ltd.	1,237,241	735,284
#	CSG, Ltd.	740,785	693,388
	CSR, Ltd.	2,829,296	6,478,184

	CTI Logistics, Ltd.	7,200	$13,120
#*	Cudeco, Ltd.	399,317	800,324
#*	Cue Energy Resources, Ltd.	1,378,665	173,558
#	Data#3, Ltd.	378,295	409,760
#	David Jones, Ltd.	3,224,030	8,700,182
#	Decmil Group, Ltd.	728,820	1,531,805
#*	Deep Yellow, Ltd.	1,039,981	19,495
*	Devine, Ltd.	497,498	529,656
#*	Discovery Metals, Ltd.	1,368,337	124,479
#	Domino's Pizza Enterprises, Ltd.	18,097	230,283
	Downer EDI, Ltd.	2,414,160	10,133,492
*	Dragon Mining, Ltd.	121,430	26,807
#*	Drillsearch Energy, Ltd.	1,996,042	2,272,643
#	DUET Group	574,404	1,169,091
	DuluxGroup, Ltd.	2,256,906	11,112,012
#	DWS, Ltd.	382,927	547,368
	Echo Entertainment Group, Ltd.	1,002,962	2,598,834
*	EHG Corp., Ltd.	482	—
#*	Elders, Ltd.	1,419,921	145,835
*	Elemental Minerals, Ltd.	388,188	208,690
	Emeco Holdings, Ltd.	3,418,670	751,856
*	Empire Oil & Gas NL	922,161	13,371
*	Energy Resources of Australia, Ltd.	819,847	1,067,260
#*	Energy World Corp., Ltd.	4,181,155	1,892,833
*	Enero Group, Ltd.	—	—
	Envestra, Ltd.	6,189,006	6,327,801
#*	Equatorial Resources, Ltd.	176,571	100,369
	ERM Power, Ltd.	23,624	57,316
	Ethane Pipeline Income Fund	166,602	281,539
	Euroz, Ltd.	90,019	95,694
#	Evolution Mining, Ltd.	1,783,827	1,417,686
#	Fairfax Media, Ltd.	10,953,358	5,481,063
#	Fantastic Holdings, Ltd.	335,900	754,625
#*	FAR, Ltd.	8,567,778	351,999
#	Finbar Group, Ltd.	111,165	148,147
*	Finders Resources, Ltd.	7,442	1,389
	FKP Property Group	707,741	910,082
#	Fleetwood Corp., Ltd.	369,568	1,242,634
	FlexiGroup, Ltd.	620,491	2,512,178
#*	Flinders Mines, Ltd.	6,909,293	258,175
#*	Focus Minerals, Ltd.	19,167,915	232,642
#	Forge Group, Ltd.	404,441	1,982,372
	Funtastic, Ltd.	14,936	2,157
#	G8 Education, Ltd.	465,304	1,449,835
#*	Galaxy Resources, Ltd.	760,450	41,699
	Gazal Corp., Ltd.	75,960	200,186
*	Geodynamics, Ltd.	1,015,653	99,259
#*	Gindalbie Metals, Ltd.	2,927,610	369,598
	Global Construction Services, Ltd.	4,832	2,429
	Goodman Fielder, Ltd.	9,960,250	6,603,303
	GrainCorp, Ltd. Class A	828,668	9,561,248
#	Grange Resources, Ltd.	1,397,864	247,936
	Greencross, Ltd.	7,711	43,505

#*	Greenland Minerals & Energy, Ltd.	796,390	$185,186
#*	Gryphon Minerals, Ltd.	1,931,531	263,622
#	GUD Holdings, Ltd.	521,492	2,957,946
*	Gujarat NRE Coking Coal, Ltd.	119,865	10,565
#*	Gunns, Ltd.	2,872,620	—
#	GWA Group, Ltd.	1,370,570	3,885,723
	Hansen Technologies, Ltd.	5,702	5,370
*	Hastie Group, Ltd.	—	—
*	Havilah Resources NL	132,053	30,823
#	HFA Holdings, Ltd.	235,865	166,506
	HGL, Ltd.	42,287	20,711
#*	Highlands Pacific, Ltd.	2,651,500	156,261
*	Hillgrove Resources, Ltd.	1,477,188	100,864
#	Hills Holdings, Ltd.	1,154,028	1,995,941
#*	Horizon Oil, Ltd.	6,144,549	1,893,924
*	Icon Energy, Ltd.	1,135,301	169,709
*	IDM International, Ltd.	23,969	872
	iiNET, Ltd.	735,977	4,223,915
#	Imdex, Ltd.	1,175,904	966,614
#	IMF Australia, Ltd.	314,016	551,489
	Independence Group NL	1,164,398	4,295,993
*	Indophil Resources NL	3,118,946	495,449
#*	Infigen Energy, Ltd.	2,081,316	582,325
#	Infomedia, Ltd.	1,458,074	816,103
	Integrated Research, Ltd.	336,657	290,426
#*	Intrepid Mines, Ltd.	1,794,707	444,550
#	Invocare, Ltd.	633,106	6,629,679
	IOOF Holdings, Ltd.	1,152,546	8,948,988
#	Iress, Ltd.	737,943	6,260,387
#*	Iron Ore Holdings, Ltd.	336,216	288,361
#*	Ivanhoe Australia, Ltd.	516,032	101,193
#	JB Hi-Fi, Ltd.	632,229	12,360,402
	Jumbo Interactive, Ltd.	72,409	147,666
#*	Jupiter Mines, Ltd.	465,443	33,009
#	K&S Corp., Ltd.	235,077	402,893
#*	Kagara, Ltd.	1,945,393	217,783
*	Kangaroo Resources, Ltd.	1,767,709	29,626
*	Karoon Gas Australia, Ltd.	759,802	3,648,174
*	Kasbah Resources, Ltd.	311,954	46,443
#	Kingsgate Consolidated, Ltd.	796,949	1,275,706
#*	Kingsrose Mining, Ltd.	760,046	285,202
*	Lednium, Ltd.	195,019	—
#*	Linc Energy, Ltd.	1,969,940	2,676,328
*	Liquefied Natural Gas, Ltd.	366,175	82,231
	LogiCamms, Ltd.	27,882	45,887
#	Lonestar Resources, Ltd.	819,137	202,582
#	Lycopodium, Ltd.	80,228	345,810
#	M2 Telecommunications Group, Ltd.	664,523	3,766,019
	MACA, Ltd.	413,071	954,391
*	Macmahon Holdings, Ltd.	6,319,933	708,158
	Macquarie Atlas Roads Group	398,554	911,813
#	Macquarie Telecom Group, Ltd.	35,019	260,195
	Mastermyne Group, Ltd.	8,431	7,631

#*	Matrix Composites & Engineering, Ltd.	167,126	$113,318
#*	Maverick Drilling & Exploration, Ltd.	518,714	159,621
	MaxiTRANS Industries, Ltd.	942,578	1,164,887
*	Mayne Pharma Group, Ltd.	1,659,994	998,441
#	McMillan Shakespeare, Ltd.	76,963	815,784
	McPherson's, Ltd.	399,740	548,967
#*	Medusa Mining, Ltd.	989,037	2,076,619
	Melbourne IT, Ltd.	442,110	706,496
*	MEO Australia, Ltd.	681,039	42,549
	Mermaid Marine Australia, Ltd.	1,222,581	4,222,826
#*	Mesoblast, Ltd.	99,585	530,034
*	Metals X, Ltd.	513,853	64,975
*	Metgasco, Ltd.	641,952	74,876
*	Metminco, Ltd.	803,323	31,406
*	MHM Metals, Ltd.	117,605	9,458
#	Miclyn Express Offshore, Ltd.	669,144	1,312,463
#	Mincor Resources NL	1,004,969	511,975
#*	Mineral Deposits, Ltd.	375,518	971,955
#	Mineral Resources, Ltd.	705,457	7,187,543
#*	Mirabela Nickel, Ltd.	2,820,238	39,597
#*	Molopo Energy, Ltd.	1,186,993	227,130
#	Monadelphous Group, Ltd.	469,370	8,417,480
*	Morning Star Gold NL	332,749	34,146
#	Mortgage Choice, Ltd.	651,236	1,686,684
#	Mount Gibson Iron, Ltd.	3,718,184	2,560,174
#	Myer Holdings, Ltd.	3,564,925	8,687,218
#	MyState, Ltd.	153,682	667,247
*	Nanosonics, Ltd.	152,184	116,606
*	National Energy Holdings, Ltd.	1,996	—
	Navitas, Ltd.	1,189,617	6,898,526
#*	Neon Energy, Ltd.	2,710,006	860,522
#*	Newsat, Ltd.	664,971	285,141
#*	Nexus Energy, Ltd.	6,106,883	438,957
#	NIB Holdings, Ltd.	1,962,009	3,974,340
*	Nido Petroleum, Ltd.	6,093,154	256,004
#*	Noble Mineral Resources, Ltd.	405,717	3,406
#*	Northern Iron, Ltd.	692,729	120,139
#	Northern Star Resources, Ltd.	2,210,750	1,759,749
#	NRW Holdings, Ltd.	1,505,567	2,044,144
*	NuCoal Resources, Ltd.	429,538	26,641
#	Nufarm, Ltd.	981,136	4,348,974
#	Oakton, Ltd.	394,790	567,326
*	OM Holdings, Ltd.	29,193	9,402
*	OPUS Group, Ltd.	36,822	3,352
#*	Orocobre, Ltd.	257,530	548,733
#	OrotonGroup, Ltd.	116,924	641,175
#*	Otto Energy, Ltd.	1,936,175	190,157
	OZ Minerals, Ltd.	1,655,291	6,866,581
#	Pacific Brands, Ltd.	4,915,341	3,467,802
#*	Paladin Energy, Ltd.	4,560,023	2,076,991
	Pan Pacific Petroleum NL	1,094,343	112,203
	PanAust, Ltd.	1,875,357	3,711,684
#*	Pancontinental Oil & Gas NL	1,006,891	64,888

#	Panoramic Resources, Ltd.	1,014,830	$260,542
*	PaperlinX, Ltd.	2,814,406	149,717
	Patties Foods, Ltd.	42,099	53,183
*	Peak Resources, Ltd.	177,789	19,044
#*	Peet, Ltd.	1,471,836	1,911,245
*	Peninsula Energy, Ltd.	5,178,834	130,519
*	Perilya, Ltd.	1,482,070	442,148
	Perpetual, Ltd.	230,914	8,451,522
#*	Perseus Mining, Ltd.	1,772,366	920,351
#*	Pharmaxis, Ltd.	912,481	110,769
*	Phosphagenics, Ltd.	1,842,963	144,803
#*	Platinum Australia, Ltd.	1,442,661	46,202
*	Pluton Resources, Ltd.	385,090	28,383
*	PMP, Ltd.	2,395,607	737,482
*	Poseidon Nickel, Ltd.	436,181	59,002
	Premier Investments, Ltd.	488,664	3,944,692
#*	Prima Biomed, Ltd.	2,194,242	79,790
	Primary Health Care, Ltd.	1,709,571	7,687,020
#	Prime Media Group, Ltd.	1,777,139	1,775,143
	PrimeAg Australia, Ltd.	271,248	106,328
	Programmed Maintenance Services, Ltd.	626,706	1,645,245
#*	QRxPharma, Ltd.	167,593	122,266
#*	Quickstep Holdings, Ltd.	462,355	93,095
#*	Ramelius Resources, Ltd.	1,512,836	221,527
#*	Range Resources, Ltd.	1,456,711	47,560
	RCG Corp., Ltd.	60,936	38,955
#	RCR Tomlinson, Ltd.	1,056,974	3,535,987
#	REA Group, Ltd.	143,676	5,073,386
	Reckon, Ltd.	280,260	566,017
*	Red 5, Ltd.	9,022	4,082
#*	Red Fork Energy, Ltd.	2,361,989	1,026,646
	Redflex Holdings, Ltd.	377,855	406,353
	Reece Australia, Ltd.	238,257	5,849,956
*	Reed Resources, Ltd.	432,070	8,072
*	Regis Resources, Ltd.	1,399,823	5,297,669
#	Reject Shop, Ltd. (The)	171,208	2,796,637
	Resolute Mining, Ltd.	3,133,646	1,903,473
*	Resource Equipment, Ltd.	118,411	19,268
#*	Resource Generation, Ltd.	338,381	74,352
#	Retail Food Group, Ltd.	320,421	1,285,994
#*	Rex Minerals, Ltd.	469,315	233,777
*	Rialto Energy, Ltd.	572,448	13,322
#	Ridley Corp., Ltd.	1,296,000	1,002,831
*	RiverCity Motorway Group	1,563,354	—
*	Robust Resources, Ltd.	50,108	12,109
*	Roc Oil Co., Ltd.	6,490,268	3,004,814
	RungePincockMinarco, Ltd.	30,702	16,956
#	Ruralco Holdings, Ltd.	96,796	302,716
#	SAI Global, Ltd.	1,299,626	5,388,114
	Salmat, Ltd.	664,807	1,276,269
#*	Samson Oil & Gas, Ltd.	7,175,499	172,023
*	Sandfire Resources NL	61,042	366,577
#*	Santana Minerals, Ltd.	196,104	25,605

#*	Saracen Mineral Holdings, Ltd.	2,686,129	$583,018
	Schaffer Corp., Ltd.	33,766	168,032
#	Sedgman, Ltd.	452,719	320,817
#	Select Harvests, Ltd.	318,159	1,349,719
*	Senex Energy, Ltd.	4,952,945	3,402,830
#	Servcorp, Ltd.	301,327	1,059,537
#	Service Stream, Ltd.	1,432,710	227,811
#	Seven Group Holdings, Ltd.	54,743	417,833
#	Seven West Media, Ltd.	2,167,302	4,856,477
	Sigma Pharmaceuticals, Ltd.	6,163,437	3,333,638
*	Sihayo Gold, Ltd.	574,042	18,991
#*	Silex Systems, Ltd.	511,695	1,329,399
	Silver Chef, Ltd.	50,018	383,698
#*	Silver Lake Resources, Ltd.	1,794,629	1,337,809
#*	Sims Metal Management, Ltd.	771,642	6,856,489
	Sirtex Medical, Ltd.	219,105	2,785,120
#	Skilled Group, Ltd.	969,922	3,160,122
	Slater & Gordon, Ltd.	176,472	600,649
#	SMS Management & Technology, Ltd.	508,756	2,157,962
	Southern Cross Electrical Engineering, Ltd.	21,171	24,882
	Southern Cross Media Group, Ltd.	2,968,375	4,897,021
	Spark Infrastructure Group	3,834,685	5,940,863
#	Specialty Fashion Group, Ltd.	809,557	695,988
#*	St Barbara, Ltd.	2,014,732	1,059,140
#*	Starpharma Holdings, Ltd.	384,306	370,144
*	Straits Resources, Ltd.	917,602	13,791
*	Strike Energy, Ltd.	1,315,724	111,769
	Structural Systems, Ltd.	69,934	29,089
	STW Communications Group, Ltd.	1,631,564	2,487,324
#*	Sundance Energy Australia, Ltd.	1,575,618	1,547,579
#*	Sundance Resources, Ltd.	8,756,539	597,397
	Sunland Group, Ltd.	741,191	1,170,576
#	Super Retail Group, Ltd.	1,291,875	15,628,635
	Swick Mining Services, Ltd.	106,166	36,593
	Tabcorp Holdings, Ltd.	466,015	1,426,634
*	Talon Petroleum, Ltd.	12,647	436
#*	Tanami Gold NL	987,316	49,866
*	Tap Oil, Ltd.	1,450,696	785,820
	Tassal Group, Ltd.	652,338	1,865,961
	Technology One, Ltd.	1,322,653	2,533,273
#*	Ten Network Holdings, Ltd.	9,497,468	2,567,940
#*	TFS Corp., Ltd.	1,393,854	1,026,144
#	Thorn Group, Ltd.	390,102	843,838
*	Tiger Resources, Ltd.	2,903,663	827,360
*	Toro Energy, Ltd.	70,156	5,567
	Tox Free Solutions, Ltd.	677,565	2,061,760
#	TPG Telecom, Ltd.	1,500,356	6,075,058
#	Transfield Services, Ltd.	2,512,890	2,631,665
*	Transpacific Industries Group, Ltd.	5,345,729	4,883,900
#	Treasury Group, Ltd.	21,218	181,912
#*	Troy Resources, Ltd.	599,011	849,076
	Trust Co., Ltd. (The)	89,605	616,592
#	UGL, Ltd.	935,373	7,256,998

*	Unity Mining, Ltd.	2,433,889	$166,324
	UXC, Ltd.	1,402,121	1,427,796
*	Venture Minerals, Ltd.	412,390	88,454
#*	Villa World, Ltd.	73,180	120,557
	Village Roadshow, Ltd.	855,994	5,158,765
#*	Virgin Australia Holdings, Ltd.	7,648,897	3,067,041
	Virgin Australia Holdings, Ltd. (B7L5734)	7,648,897	7
*	Vision Eye Institute, Ltd.	362,756	237,074
#	Vocus Communications, Ltd.	122,731	304,472
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	3,311	18,900
*	Watpac, Ltd.	718,644	521,342
	WDS, Ltd.	375,342	284,029
#	Webjet, Ltd.	390,881	1,397,114
	Webster, Ltd.	180,921	140,035
#	Western Areas, Ltd.	865,466	2,315,513
#*	Western Desert Resources, Ltd.	241,493	153,185
#*	White Energy Co., Ltd.	643,913	111,169
#*	Whitehaven Coal, Ltd.	1,119,639	2,101,639
#	Wide Bay Australia, Ltd.	84,697	390,053
#*	Windimurra Vanadium, Ltd.	67,179	—
#	Wotif.com Holdings, Ltd.	653,609	2,868,967
#*	YTC Resources, Ltd.	104,200	23,822
TOTAL AUSTRALIA			605,876,502

CANADA — (0.0%)
*	B2Gold Corp.	1	2

CHINA — (0.2%)
	Active Group Holdings, Ltd.	184,000	19,233
	Century Sunshine Group Holdings, Ltd.	2,315,916	238,840
*	China Resources and Transportation Group, Ltd.	5,800,000	295,392
*	China WindPower Group, Ltd.	3,527,368	125,192
	Lee & Man Chemical Co., Ltd.	45,576	22,435
*	Skyfame Realty Holdings, Ltd.	2,501,625	168,892
#*	Sound Global, Ltd.	1,432,000	792,245
*	Superb Summit International Group, Ltd.	21,451,600	982,516
TOTAL CHINA			2,644,745

HONG KONG — (21.8%)
	Aeon Credit Service Asia Co., Ltd.	580,000	532,137
#	Aeon Stores Hong Kong Co., Ltd.	248,000	378,153
	Alco Holdings, Ltd.	1,426,000	292,644
	Allan International Holdings	720,000	235,608
	Allied Group, Ltd.	683,200	2,462,471
	Allied Overseas, Ltd.	50,000	45,794
	Allied Properties HK, Ltd.	12,297,857	1,903,118
*	Anxian Yuan China Holdings, Ltd.	1,960,000	27,276
*	Apac Resources, Ltd.	12,780,000	255,617
	APT Satellite Holdings, Ltd.	1,784,000	1,826,095
	Arts Optical International Hldgs	730,000	173,861
	Asia Financial Holdings, Ltd.	2,474,908	1,059,409
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,621,307
	Asia Standard Hotel	11,777,218	1,124,180

	Asia Standard International Group	13,425,937	$2,976,921
#	Associated International Hotels, Ltd.	980,000	2,854,924
	Aupu Group Holding Co., Ltd.	2,504,000	241,992
*	Bel Global Resources Holdings, Ltd.	2,576,000	—
*	Birmingham International Holdings, Ltd.	6,502,000	—
	Bonjour Holdings, Ltd.	10,366,000	2,285,025
	Bossini International Hldg	3,871,500	229,587
#*	Brightoil Petroleum Holdings, Ltd.	8,759,000	1,446,200
#*	Brockman Mining, Ltd.	23,482,814	1,270,680
*	Burwill Holdings, Ltd.	8,888,960	139,742
	Cafe de Coral Holdings, Ltd.	1,348,000	4,191,015
	Century City International Holdings, Ltd.	6,419,460	463,505
	Champion Technology Holdings, Ltd.	14,881,730	261,468
*	Chaoyue Group, Ltd.	1,095,000	66,286
	Chen Hsong Holdings	1,212,000	379,803
	Cheuk Nang Holdings, Ltd.	589,036	497,597
*	Cheung Wo International Holdings, Ltd.	690,000	64,124
	Chevalier International Holdings, Ltd.	751,318	1,318,611
*	China Billion Resources, Ltd.	4,876,000	—
*	China Daye Non-Ferrous Metals Mining, Ltd.	9,145,837	247,501
*	China Digicontent Co., Ltd.	2,710,000	—
	China Electronics Corp. Holdings Co., Ltd.	3,608,250	609,903
*	China Energy Development Holdings, Ltd.	24,202,000	287,273
*	China Environmental Investment Holdings, Ltd.	7,470,000	245,438
	China Financial Services Holdings, Ltd.	954,000	79,954
*	China Flavors & Fragrances Co., Ltd.	156,137	23,123
*	China Gamma Group, Ltd.	3,975,000	54,834
*	China Infrastructure Investment, Ltd.	7,776,000	153,429
	China Metal International Holdings, Inc.	2,710,000	716,156
	China Motor Bus Co., Ltd.	50,000	435,190
*	China Nuclear Industry 23 International Corp., Ltd.	946,000	138,064
*	China Oriental Culture Group, Ltd.	144,000	5,936
*	China Outdoor Media Group, Ltd.	7,765,000	57,951
*	China Renji Medical Group, Ltd.	26,046,000	141,001
*	China Solar Energy Holdings, Ltd.	1,669,500	38,746
	China Star Entertainment, Ltd.	700,000	12,002
*	China Strategic Holdings, Ltd.	12,585,000	207,400
	China Ting Group Holdings, Ltd.	2,443,151	183,095
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	29,941
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	166,932
	Chinney Investment, Ltd.	1,144,000	180,436
#	Chong Hing Bank, Ltd.	962,000	4,095,101
#	Chow Sang Sang Holdings International, Ltd.	1,937,000	5,625,457
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,188,000	606,755
	Chuang's China Investments, Ltd.	3,550,494	212,804
	Chuang's Consortium International, Ltd.	5,579,837	699,812
	Chun Wo Development Holdings, Ltd.	2,002,926	126,739
#	CITIC Telecom International Holdings, Ltd.	10,730,125	3,074,378
	CK Life Sciences International Holdings, Inc.	17,804,000	1,470,178
	CNT Group, Ltd.	8,315,264	343,246
*	COL Capital, Ltd.	2,209,840	567,037
	Convenience Retail Asia, Ltd.	42,000	30,300
*	Cosmos Machinery Enterprises, Ltd.	488,400	33,788

*	CP Lotus Corp.	11,420,000	$348,035
	Cross-Harbour Holdings, Ltd. (The)	679,520	549,907
	CSI Properties, Ltd.	32,156,383	1,264,182
*	CST Mining Group, Ltd.	71,688,000	767,689
*	Culture Landmark Investment, Ltd.	509,800	46,397
*	Culturecom Holdings, Ltd.	3,150,000	609,290
	Dah Sing Banking Group, Ltd.	2,654,397	4,729,957
	Dah Sing Financial Holdings, Ltd.	875,827	5,082,100
	Dan Form Holdings Co., Ltd.	3,668,260	406,537
	Dickson Concepts International, Ltd.	1,258,000	757,832
*	Dingyi Group Investment, Ltd.	5,497,500	404,025
	Dorsett Hospitality International, Ltd.	4,451,000	976,577
*	DVN Holdings, Ltd.	823,000	47,206
	Eagle Nice International Holdings, Ltd.	1,116,000	213,085
	EcoGreen Fine Chemicals Group, Ltd.	1,202,000	249,668
*	EganaGoldpfeil Holdings, Ltd	4,121,757	—
	Emperor Capital Group, Ltd.	1,962,000	88,568
	Emperor Entertainment Hotel, Ltd.	3,655,000	1,674,474
	Emperor International Holdings	6,890,753	1,945,899
#	Emperor Watch & Jewellery, Ltd.	25,370,000	2,291,095
*	ENM Holdings, Ltd.	15,112,000	866,208
*	Enviro Energy International Holdings, Ltd.	4,776,000	66,460
*	EPI Holdings, Ltd.	21,769,927	653,665
#	Esprit Holdings, Ltd.	13,005,750	20,894,233
*	eSun Holdings, Ltd.	4,472,000	628,586
*	Ezcom Holdings, Ltd.	72,576	—
	Fairwood, Ltd.	622,100	1,282,269
	Far East Consortium International, Ltd.	5,731,001	1,815,638
*	Fountain SET Holdings, Ltd.	4,898,000	639,226
	Four Seas Mercantile Hldg	592,000	224,168
*	Foxconn International Holdings, Ltd.	2,713,000	1,685,464
	Fujikon Industrial Holdings, Ltd.	736,000	230,635
#*	G-Resources Group, Ltd.	139,977,600	4,619,104
	Get Nice Holdings, Ltd.	22,008,000	922,231
#	Giordano International, Ltd.	9,084,000	8,313,124
#	Glorious Sun Enterprises, Ltd.	2,702,000	592,136
	Gold Peak Industries Holding, Ltd.	3,118,642	335,953
	Golden Resources Development International, Ltd.	3,330,500	180,251
*	Goldin Financial Holdings, Ltd.	480,000	154,479
#*	Goldin Properties Holdings, Ltd.	3,044,000	1,585,218
*	Grande Holdings, Ltd. (The)	882,000	46,625
	Great Eagle Holdings, Ltd.	70,160	251,322
*	Greenheart Group, Ltd.	24,000	1,704
	Guangnan Holdings, Ltd.	2,249,600	275,897
#	Guotai Junan International Holdings, Ltd.	3,543,000	1,428,364
	Haitong International Securities Group, Ltd.	2,683,379	1,298,953
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
*	Hao Tian Resources Group, Ltd.	10,484,000	474,380
#	Harbour Centre Development, Ltd.	963,500	1,752,291
	High Fashion International	268,000	102,927
	HKR International, Ltd.	5,934,336	2,913,268
	Hon Kwok Land Investment Co., Ltd.	314,800	132,816
*	Hong Fok Land, Ltd.	1,210,000	—

	Hong Kong Aircraft Engineering Co., Ltd.	72,000	$954,406
	Hong Kong Ferry Holdings Co., Ltd.	809,300	799,363
#	Hong Kong Television Network, Ltd.	2,401,751	746,469
	Hongkong & Shanghai Hotels (The)	920,000	1,391,078
	Hongkong Chinese, Ltd.	5,092,000	1,103,252
	Hop Hing Group Holdings, Ltd.	1,292,000	55,814
	Hopewell Holdings, Ltd.	1,712,500	5,747,955
	Hsin Chong Construction Group, Ltd.	3,681,658	522,327
*	Huafeng Group Holdings, Ltd.	2,633,325	84,944
	Hung Hing Printing Group, Ltd.	1,448,000	212,762
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	9,526,000	4,115,159
*	Hybrid Kinetic Group, Ltd.	4,936,000	80,741
*	Hycomm Wireless, Ltd.	89,090	10,359
*	Imagi International Holdings, Ltd.	43,000,000	528,220
#*	Integrated Waste Solutions Group Holdings, Ltd.	952,000	166,934
	IPE Group, Ltd.	2,655,000	181,713
*	IRC, Ltd.	6,536,000	768,496
#	IT, Ltd.	3,816,532	1,217,538
	ITC Corp., Ltd.	817,645	54,804
	ITC Properties Group, Ltd.	3,590,186	1,357,827
*	Jinhui Holdings, Ltd.	121,000	29,976
*	JLF Investment Co., Ltd.	1,623,500	136,061
	Johnson Electric Holdings, Ltd.	5,743,500	4,173,303
#	K Wah International Holdings, Ltd.	7,361,171	3,976,355
	Kam Hing International Holdings, Ltd.	1,974,000	153,023
	Kantone Holdings, Ltd.	9,835,145	124,698
	Karrie International Hldgs	1,337,200	48,670
	Keck Seng Investments	904,600	482,807
*	King Pacific International Holdings, Ltd.	1,404,200	—
*	King Stone Energy Group, Ltd.	7,089,000	398,951
	Kingmaker Footwear Holdings, Ltd.	1,484,955	343,560
	Kingston Financial Group, Ltd.	15,477,000	1,398,062
*	Ko Yo Chemical Group, Ltd.	16,260,000	157,321
	Kowloon Development Co., Ltd.	2,321,000	2,874,254
	Kwoon Chung Bus Hldgs	260,000	64,689
*	Lai Sun Development	71,190,466	2,084,799
*	Lai Sun Garment International, Ltd.	2,948,000	571,721
	Lam Soon Hong Kong, Ltd.	302,310	210,648
	Landsea Green Properties Co., Ltd.	812,000	96,311
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—
	Lee's Pharmaceutical Holdings, Ltd.	505,000	423,960
	Lerado Group Holdings Co.	1,900,000	198,943
	Lifestyle International Holdings, Ltd.	35,000	74,480
*	Lifestyle Properties Development, Ltd.	1,750	417
	Lippo China Resources, Ltd.	11,788,000	341,870
	Lippo, Ltd.	1,195,700	604,673
*	Lisi Group Holdings, Ltd.	3,758,000	152,378
	Liu Chong Hing Investment	813,200	1,983,307
	Luen Thai Holdings, Ltd.	1,159,000	438,497
#	Luk Fook Holdings International, Ltd.	2,289,000	7,199,908
	Luks Group Vietnam Holdings Co., Ltd.	482,913	126,652
	Lung Kee Bermuda Holdings	1,613,875	606,237
	Magnificent Estates	13,558,000	656,115

	Mainland Headwear Holdings, Ltd.	313,600	$29,558
	Man Wah Holdings, Ltd.	2,492,000	3,918,415
	Man Yue Technology Holdings, Ltd.	1,064,000	127,774
	Matrix Holdings, Ltd.	1,067,414	255,854
*	Mei Ah Entertainment Group, Ltd.	11,040,000	160,948
	Melbourne Enterprises, Ltd.	40,500	825,256
#	Melco International Development, Ltd.	6,017,000	16,171,019
#	Midland Holdings, Ltd.	4,946,000	2,034,347
	Ming Fai International Holdings, Ltd.	1,765,000	186,738
*	Ming Fung Jewellery Group, Ltd.	13,090,000	430,701
	Miramar Hotel & Investment	870,000	1,121,871
*	Mongolia Energy Corp., Ltd.	10,603,000	325,375
#*	Mongolian Mining Corp.	8,599,000	1,542,227
	NagaCorp, Ltd.	304,000	256,883
	Nanyang Holdings	137,500	568,471
	National Electronic Hldgs	2,498,000	315,513
	Natural Beauty Bio-Technology, Ltd.	4,470,000	311,733
#*	Neo-Neon Holdings, Ltd.	4,065,000	791,644
*	Neptune Group, Ltd.	12,790,000	314,004
	New Century Group Hong Kong, Ltd.	13,351,464	280,570
*	New Smart Energy Group, Ltd.	16,376,250	223,684
#*	New Times Energy Corp., Ltd.	1,297,600	100,401
#	Newocean Energy Holdings, Ltd.	7,110,000	4,751,912
*	Next Media, Ltd.	4,095,183	390,767
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	1,148,600	28,147
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	289,551
*	Orient Power Holdings, Ltd.	804,000	—
#	Oriental Watch Holdings	3,128,800	1,032,421
	Pacific Andes International Holdings, Ltd.	11,385,378	535,845
#	Pacific Basin Shipping, Ltd.	11,049,000	7,560,126
	Pacific Textile Holdings, Ltd.	3,037,000	3,760,599
	Paliburg Holdings, Ltd.	3,152,830	1,016,268
*	Pan Asia Environmental Protection Group, Ltd.	80,000	14,271
*	Paradise Entertainment, Ltd.	296,000	68,495
	PCCW, Ltd.	3,286,000	1,453,901
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Oil, Ltd.	11,918,400	517,111
	Pegasus International Holdings, Ltd.	226,000	32,319
	Pico Far East Holdings, Ltd.	4,822,000	1,580,422
	Playmates Holdings, Ltd.	542,000	600,747
	PNG Resources Holdings, Ltd.	28,298,362	686,627
	Pokfulam Development Co.	234,000	377,955
*	Poly Capital Holdings, Ltd.	1,154,000	13,865
	Polytec Asset Holdings, Ltd.	10,878,526	1,418,056
	Public Financial Holdings, Ltd.	3,194,000	1,627,507
	PYI Corp., Ltd.	24,381,973	585,480
*	Pyxis Group, Ltd.	1,936,000	42,435
	Raymond Industrial, Ltd.	30,400	3,525
	Regal Hotels International Holdings, Ltd.	2,809,800	1,470,853
	Richfield Group Holdings, Ltd.	9,672,000	254,618
*	Rising Development Holdings, Ltd.	2,148,000	172,117
	Rivera Holdings, Ltd.	5,710,000	226,819

	SA SA International Holdings, Ltd.	7,008,000	$7,912,849
	Safety Godown Co., Ltd.	398,000	539,664
	Samsonite International SA	214,500	599,688
*	San Miguel Brewery Hong Kong, Ltd.	158,800	25,910
*	Sandmartin International Holdings, Ltd.	84,000	4,795
*	Sanyuan Group, Ltd.	415,000	—
	SAS Dragon Hldg, Ltd.	430,000	212,793
#	SEA Holdings, Ltd.	1,158,000	657,699
#	Shenyin Wanguo HK, Ltd.	1,937,500	645,349
*	Shougang Concord Technology Holdings	5,035,809	351,654
*	Shun Ho Resources Holdings, Ltd.	189,000	40,980
*	Shun Ho Technology Holdings, Ltd.	1,037,452	232,168
	Shun Tak Holdings, Ltd.	10,767,419	6,057,509
#*	Silver base Group Holdings, Ltd.	4,909,677	778,774
*	Sing Pao Media Enterprises, Ltd.	250,511	—
	Sing Tao News Corp., Ltd.	1,974,000	257,227
	Singamas Container Holdings, Ltd.	9,968,000	2,445,816
*	Sino Distillery Group, Ltd.	2,230,000	135,003
*	Sino-Tech International Holdings, Ltd.	29,380,000	132,681
*	Sinocan Holdings, Ltd.	350,000	—
*	Sinocop Resources Holdings, Ltd.	1,040,000	59,790
	SIS International Holdings	34,000	13,259
	Sitoy Group Holdings, Ltd.	448,000	220,374
#	SmarTone Telecommunications Holdings, Ltd.	2,626,500	3,480,603
	SOCAM Development, Ltd.	1,692,771	1,988,007
*	Solomon Systech International, Ltd.	8,590,000	371,443
	Soundwill Holdings, Ltd.	406,000	739,754
*	South China China, Ltd.	6,744,000	736,527
*	South China Land, Ltd.	15,207,170	368,845
	Stella International Holdings, Ltd.	301,000	773,798
	Stelux Holdings International, Ltd.	3,100,400	1,100,681
*	Styland Holdings, Ltd.	137,438	2,307
*	Success Universe Group, Ltd.	5,552,000	341,076
	Sun Hing Vision Group Holdings, Ltd.	358,000	129,312
	Sun Hung Kai & Co., Ltd.	3,017,429	1,615,918
*	Sun Innovation Holdings, Ltd.	9,295,655	158,387
*	Sunway International Holdings, Ltd.	50,000	1,899
#*	Sustainable Forest Holdings, Ltd.	6,770,250	29,648
	TAI Cheung Holdings	2,019,000	1,547,294
	TAI Sang Land Development, Ltd.	804,910	400,987
*	Talent Property Group, Ltd.	5,106,420	87,565
#	Tan Chong International, Ltd.	1,212,000	428,720
#	Tao Heung Holdings, Ltd.	517,000	379,023
#*	Taung Gold International, Ltd.	14,590,000	299,103
	Television Broadcasts, Ltd.	494,300	3,124,835
	Termbray Industries International	2,304,900	223,099
	Tern Properties	51,200	28,995
	Texwinca Holdings, Ltd.	3,314,000	3,087,377
	Tian Teck Land	1,054,000	1,148,189
#*	Titan Petrochemicals Group, Ltd.	13,140,000	4,236
*	Tom Group, Ltd.	2,120,000	314,870
	Tongda Group Holdings, Ltd.	17,440,000	991,721
*	Topsearch International Holdings, Ltd.	186,000	4,550

*	Town Health International Investments, Ltd.	1,175,165	$176,007
	Tradelink Electronic Commerce, Ltd.	2,816,000	594,410
#	Transport International Holdings, Ltd.	1,001,741	2,251,407
#	Trinity, Ltd.	7,266,000	2,457,736
	Tristate Holdings, Ltd.	188,000	76,309
*	TSC Group Holdings, Ltd.	2,801,000	1,018,996
	Tse Sui Luen Jewellery International, Ltd.	300,000	142,462
	Tysan Holdings, Ltd.	1,040,773	364,970
*	U-RIGHT International Holdings, Ltd.	142,380	7,710
#*	United Laboratories International Holdings, Ltd. (The)	3,920,000	1,417,200
*	Universal Technologies Holdings, Ltd.	7,630,000	566,101
*	Up Energy Development Group, Ltd.	3,205,000	207,888
*	Value Convergence Holdings, Ltd.	1,756,000	290,327
#	Value Partners Group, Ltd.	4,879,000	2,960,692
	Van Shung Chong Holdings, Ltd.	789,335	110,006
	Varitronix International, Ltd.	1,660,293	1,433,518
	Vedan International Holdings, Ltd.	3,272,000	177,534
	Victory City International Holdings, Ltd.	6,044,729	803,067
#	Vitasoy International Holdings, Ltd.	4,129,000	5,219,276
	VST Holdings, Ltd.	4,623,600	966,483
	Wai Kee Holdings, Ltd.	7,864,738	2,081,459
	Wang On Group, Ltd.	27,831,286	485,141
*	Warderly International Holdings, Ltd.	520,000	32,182
	Water Oasis Group, Ltd.	1,346,000	100,698
	Win Hanverky Holdings, Ltd.	1,812,000	212,503
	Wing Hang Bank, Ltd.	292,500	4,413,074
	Wing On Co. International, Ltd.	781,000	2,318,197
	Wing Tai Properties, Ltd.	1,957,331	1,199,201
	Wong's International Hldgs	737,641	250,745
	Wong's Kong King International	120,000	10,850
#	Xinyi Glass Holdings, Ltd.	12,292,000	11,370,652
*	Xpress Group, Ltd.	440,000	19,570
	Yangtzekiang Garment, Ltd.	606,500	212,697
	Yau Lee Holdings, Ltd.	534,000	105,984
	Yeebo International Hldg	572,000	82,933
#	YGM Trading, Ltd.	460,000	996,267
	YT Realty Group, Ltd.	749,000	234,271
*	Yugang International, Ltd.	93,492,000	627,776
*	Zhuhai Holdings Investment Group, Ltd.	2,558,000	515,278
TOTAL HONG KONG			333,128,048

NEW ZEALAND — (6.1%)
#*	A2 Corp., Ltd.	285,785	166,077
	Abano Healthcare Group, Ltd.	29,547	161,992
	Air New Zealand, Ltd.	2,272,174	2,858,207
#	Auckland International Airport, Ltd.	355,350	978,203
#*	Bathurst Resources New Zealand, Ltd.	1,666,560	218,209
	Briscoe Group, Ltd.	2,235	4,361
*	Cavalier Corp., Ltd.	283,674	428,899
#	CDL Investments New Zealand, Ltd.	163,215	76,116
	Chorus, Ltd.	761,071	1,706,336
	Colonial Motor Co., Ltd. (The)	148,846	590,933
#*	Diligent Board Member SVCS	82,102	388,727

#	Ebos Group, Ltd.	343,751	$2,889,456
#	Fisher & Paykel Healthcare Corp., Ltd.	3,352,878	10,075,504
#	Freightways, Ltd.	842,276	2,952,342
#	Hallenstein Glasson Holdings, Ltd.	245,661	983,493
	Heartland New Zealand, Ltd.	173,369	120,967
#	Hellaby Holdings, Ltd.	359,954	854,012
#	Infratil, Ltd.	2,669,063	5,485,574
	Kathmandu Holdings, Ltd.	220,609	604,874
	Mainfreight, Ltd.	465,851	4,406,305
	Methven, Ltd.	93,877	109,067
#	Metlifecare, Ltd.	112,646	295,518
	Michael Hill International, Ltd.	1,534,152	1,861,283
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	820,171
	New Zealand Oil & Gas, Ltd.	2,036,646	1,353,006
#	New Zealand Refining Co., Ltd. (The)	591,259	1,158,762
	Northland Port Corp. NZ, Ltd.	152,795	361,508
#	Nuplex Industries, Ltd.	1,091,634	3,137,700
#	NZX, Ltd.	947,061	998,656
#	Opus International Consultants, Ltd.	12,925	19,960
*	Pacific Edge, Ltd.	88,020	38,741
	PGG Wrightson, Ltd.	980,136	308,904
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	6,076,434
*	Pumpkin Patch, Ltd.	606,913	543,616
*	Rakon, Ltd.	224,519	41,016
#	Restaurant Brands New Zealand, Ltd.	461,634	1,088,840
	Richina Pacific, Ltd.	274,180	81,979
*	Rubicon, Ltd.	1,485,105	429,933
#	Ryman Healthcare, Ltd.	1,742,405	10,059,849
#	Sanford Ltd.	393,618	1,440,608
	Scott Technology, Ltd.	36,510	67,309
#	Skellerup Holdings, Ltd.	507,716	691,549
	Sky Network Television, Ltd.	1,256,236	6,067,059
	SKYCITY Entertainment Group, Ltd.	3,361,264	11,194,508
	Steel & Tube Holdings, Ltd.	408,278	984,663
	Tourism Holdings, Ltd.	274,867	168,914
	Tower, Ltd.	778,744	1,164,891
	Trade Me, Ltd.	295,480	1,118,836
#	TrustPower, Ltd.	68,345	399,578
	Vector, Ltd.	1,071,731	2,359,570
	Warehouse Group, Ltd. (The)	617,046	1,876,065
#*	Xero, Ltd.	101,232	1,593,348
TOTAL NEW ZEALAND			93,862,428

SINGAPORE — (11.5%)
#*	Abterra, Ltd.	531,800	232,756
	Amara Holdings, Ltd.	950,000	416,737
	Amtek Engineering, Ltd.	1,297,000	486,090
	Armstrong Industrial Corp., Ltd.	1,815,000	571,748
	ASL Marine Holdings, Ltd.	816,600	433,016
	Aspial Corp., Ltd.	67,000	21,891
#	Ausgroup, Ltd.	3,323,000	877,367
#	Baker Technology, Ltd.	1,272,000	279,256

	Banyan Tree Holdings, Ltd.	1,053,000	$562,415
#	Biosensors International Group, Ltd.	5,922,237	4,559,459
	Bonvests Holdings, Ltd.	978,000	907,542
	Boustead Singapore, Ltd.	1,650,261	1,809,683
#	Breadtalk Group, Ltd.	850,800	609,911
	Broadway Industrial Group, Ltd.	1,374,000	252,081
#	Bukit Sembawang Estates, Ltd.	614,003	3,023,365
#	Bund Center Investment, Ltd.	2,717,000	477,183
	CH Offshore, Ltd.	1,642,400	543,768
#	China Aviation Oil Singapore Corp., Ltd.	1,322,000	958,923
#	China Merchants Holdings Pacific, Ltd.	813,000	560,849
#	Chip Eng Seng Corp., Ltd.	3,546,800	1,950,804
	Chuan Hup Holdings, Ltd.	3,967,000	852,930
	Cityspring Infrastructure Trust	1,268,000	475,086
#	Cosco Corp. Singapore, Ltd.	6,790,000	4,252,660
	Creative Technology, Ltd.	272,200	481,780
	CSC Holdings, Ltd.	2,495,000	202,422
	CSE Global, Ltd.	3,168,000	2,274,291
#	CWT, Ltd.	1,383,700	1,545,116
	Datapulse Technology, Ltd.	89,000	17,043
#*	Delong Holdings, Ltd.	1,361,000	422,284
	DMX Technologies Group, Ltd.	2,096,000	368,155
#	Dyna-Mac Holdings, Ltd.	2,015,000	651,168
#	Elec & Eltek International Co., Ltd.	147,000	294,147
	Ellipsiz, Ltd.	123,000	8,715
	EnGro Corp., Ltd.	354,000	278,485
	Etika International Holdings, Ltd.	575,000	222,225
#	Eu Yan Sang International, Ltd.	809,800	468,115
*	euNetworks Group, Ltd.	8,220	4,225
	Ezion Holdings, Ltd.	854,000	1,499,245
#*	Ezra Holdings, Ltd.	4,541,000	4,146,349
#	Falcon Energy Group, Ltd.	1,826,000	583,081
	Far East Orchard, Ltd.	1,070,598	1,591,545
	First Resources, Ltd.	139,000	211,705
	FJ Benjamin Holdings, Ltd.	1,305,000	260,178
	Food Empire Holdings, Ltd.	1,256,400	644,071
#*	Forterra Trust	98,000	176,005
#	Fragrance Group, Ltd.	6,168,000	1,105,781
#	Freight Links Express Holdings, Ltd.	8,749,111	795,750
#*	Gallant Venture, Ltd.	5,073,000	1,174,249
	GK Goh Holdings, Ltd.	1,458,000	982,389
	Global Yellow Pages, Ltd.	299,000	24,272
#	GMG Global, Ltd.	17,887,000	1,483,628
#	Goodpack, Ltd.	1,557,000	2,147,220
	GP Batteries International, Ltd.	343,000	238,440
	GP Industries, Ltd.	2,643,209	1,077,352
	GuocoLand, Ltd.	410,314	687,411
#	GuocoLeisure, Ltd.	3,223,000	2,095,411
*	Hanwell Holdings, Ltd.	1,823,419	399,731
#*	Healthway Medical Corp., Ltd.	8,042,776	455,897
	HG Metal Manufacturing, Ltd.	1,768,000	116,977
	Hi-P International, Ltd.	1,309,000	740,810
	Hiap Hoe, Ltd.	353,000	192,961

	Hiap Seng Engineering, Ltd.	612,000	$134,006
*	HLH Group, Ltd.	8,364,000	146,853
#	Ho Bee Investment, Ltd.	1,652,000	2,750,196
#	Hong Fok Corp., Ltd.	3,323,640	1,906,795
	Hong Leong Asia, Ltd.	702,000	803,340
	Hotel Grand Central, Ltd.	1,331,073	1,114,616
	Hotel Properties, Ltd.	1,385,400	3,403,533
	Hour Glass, Ltd. (The)	622,744	829,482
	HTL International Holdings, Ltd.	1,063,843	285,180
*	Huan Hsin Holdings, Ltd.	343,400	12,019
	HupSteel, Ltd.	1,572,875	282,148
	Hwa Hong Corp., Ltd.	2,186,000	540,618
#	Hyflux, Ltd.	3,212,500	3,089,777
	IFS Capital, Ltd.	248,080	87,026
#	Indofood Agri Resources, Ltd.	3,448,000	2,173,371
	InnoTek, Ltd.	950,000	257,553
#*	International Healthway Corp., Ltd.	637,656	203,310
#	IPC Corp., Ltd.	4,265,000	536,893
	Isetan Singapore, Ltd.	122,500	425,242
	Jaya Holdings, Ltd.	2,280,000	1,228,260
#*	Jiutian Chemical Group, Ltd.	10,128,000	775,833
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K-Green Trust	1,330,000	1,071,599
	K1 Ventures, Ltd.	4,793,500	803,087
	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,590,889
	Koh Brothers Group, Ltd.	1,432,000	348,095
*	Lafe Corp., Ltd.	700,000	36,748
	LC Development, Ltd.	3,569,504	440,951
	Lee Kim Tah Holdings, Ltd.	1,600,000	1,188,255
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	198,155
#	Lian Beng Group, Ltd.	1,879,000	839,067
#	Low Keng Huat Singapore, Ltd.	878,000	469,295
	Lum Chang Holdings, Ltd.	1,094,030	304,577
	M1, Ltd.	1,533,000	4,013,085
*	Manhattan Resources, Ltd.	911,000	275,389
	Marco Polo Marine, Ltd.	963,000	299,721
	mDR, Ltd.	3,997,000	41,628
*	Mercator Lines Singapore, Ltd.	555,000	54,909
	Mermaid Maritime PCL	1,066,000	242,208
#	Metro Holdings, Ltd.	2,085,792	1,433,397
#	Mewah International, Inc.	1,773,000	649,924
#	Midas Holdings, Ltd.	8,006,000	2,972,357
#	Nam Cheong Ltd.	7,126,740	1,590,469
#*	Neptune Orient Lines, Ltd.	595,000	519,790
	New Toyo International Holdings, Ltd.	1,624,000	394,878
	NSL, Ltd.	422,000	496,555
#*	Oceanus Group, Ltd.	13,109,000	230,331
	OKP Holdings, Ltd.	207,000	63,521
#	OSIM International, Ltd.	1,539,000	2,366,988
#*	Otto Marine, Ltd.	5,691,500	299,789
#	Overseas Union Enterprise, Ltd.	1,863,000	3,803,456
#	Pan-United Corp., Ltd.	2,006,000	1,440,781
	PEC, Ltd.	47,000	22,853

*	Penguin International, Ltd.	400,000	$36,400
#	Petra Foods, Ltd.	804,000	2,219,534
	Popular Holdings, Ltd.	2,763,650	583,795
#	QAF, Ltd.	1,184,483	840,369
#*	Raffles Education Corp., Ltd.	4,104,710	966,641
	Raffles Medical Group, Ltd.	543,330	1,364,355
#	Rickmers Maritime	888,000	201,793
	Rotary Engineering, Ltd.	1,463,600	688,437
#	Roxy-Pacific Holdings, Ltd.	297,500	149,698
*	S I2I, Ltd.	17,004,000	271,226
	San Teh, Ltd.	999,087	246,741
*	Sapphire Corp., Ltd.	704,000	75,631
	SBS Transit, Ltd.	953,500	1,025,994
	See Hup Seng, Ltd.	1,504,000	403,612
#	Sheng Siong Group, Ltd.	1,085,000	562,459
#	Sim Lian Group, Ltd.	2,281,855	1,610,720
#	Sinarmas Land, Ltd.	5,679,000	2,511,593
#	Sing Holdings, Ltd.	1,134,000	406,752
	Sing Investments & Finance, Ltd.	297,675	320,333
#	Singapore Post, Ltd.	9,103,120	9,181,442
	Singapore Reinsurance Corp., Ltd.	1,514,530	311,424
	Singapore Shipping Corp., Ltd.	1,689,000	296,236
	Singapura Finance, Ltd.	174,062	213,316
*	Sino Grandness Food Industry Group, Ltd.	1,926,000	997,625
#	SMRT Corp., Ltd.	1,561,000	1,605,615
	Stamford Land Corp., Ltd.	3,258,000	1,454,675
	Straco Corp., Ltd.	130,000	36,260
	Sunningdale Tech, Ltd.	2,398,000	246,735
#*	SunVic Chemical Holdings, Ltd.	1,650,000	545,916
#	Super Group, Ltd.	986,000	3,334,708
#	Swiber Holdings, Ltd.	3,974,000	2,059,315
	Swissco Holdings, Ltd.	295,000	56,488
#	Tat Hong Holdings, Ltd.	2,072,800	1,629,148
#*	Technics Oil & Gas, Ltd.	42,000	28,461
	Thakral Corp., Ltd.	6,028,000	144,344
#	Tiong Woon Corp. Holding, Ltd.	2,152,250	592,314
#*	Triyards holdings, Ltd.	348,900	183,761
	Tuan Sing Holdings, Ltd.	4,074,495	1,072,334
#	UMS Holdings, Ltd.	1,308,000	541,747
#	United Engineers, Ltd.	2,641,028	3,754,070
#	United Envirotech, Ltd.	2,443,000	1,715,576
	United Overseas Insurance, Ltd.	187,250	638,918
	UOB-Kay Hian Holdings, Ltd.	1,798,400	2,400,512
#	UPP Holdings, Ltd.	3,060,000	806,244
#*	Vard Holdings, Ltd.	3,754,000	2,605,747
#	Venture Corp., Ltd.	1,585,000	9,646,691
	Vicom, Ltd.	120,000	459,574
#	Wee Hur Holdings, Ltd.	2,479,000	682,058
	Wheelock Properties Singapore, Ltd.	1,210,000	1,661,484
	Wing Tai Holdings, Ltd.	2,724,567	4,451,496
*	Xpress Holdings, Ltd.	915,000	27,841
#	Yeo Hiap Seng, Ltd.	223,731	455,766
	YHI International, Ltd.	1,174,000	238,507

# Yongnam Holdings, Ltd.	8,048,000	$1,861,153
TOTAL SINGAPORE		175,096,531

TOTAL COMMON STOCKS		1,210,608,256

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Australian Agricultural Co., Ltd. Rights 10/08/13	819,179	22,926
* Centrebet International, Ltd. Litigation Rights	81,336	—
* Ramelius Resources, Ltd. Rights 10/21/13	378,209	—
* Sihayo Gold, Ltd. Rights 10/16/13	57,404	27
TOTAL AUSTRALIA		22,953

HONG KONG — (0.0%)
* Cheuk Nang Holdings, Ltd. Warrants 06/24/14	11,781	3,896
TOTAL RIGHTS/WARRANTS		26,849

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (20.8%)
§@ DFA Short Term Investment Fund	26,534,140	307,000,000
Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 10/01/13
(Collateralized by $10,164,549 FNMA, 2.00%, 08/18/15, valued at
$10,487,002) to be repurchased at $10,281,388	$10,281	10,281,345
TOTAL SECURITIES LENDING COLLATERAL		317,281,345

TOTAL INVESTMENTS — (100.0%) (Cost $1,455,072,299)^^		$1,527,916,450

Summary of the Series' investments as of September 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$605,876,502	—	$605,876,502
Canada	$2	—	—	2
China	—	2,644,745	—	2,644,745
Hong Kong	8,127	333,119,921	—	333,128,048
New Zealand	—	93,862,428	—	93,862,428
Singapore	628,552	174,467,979	—	175,096,531
Rights/Warrants
Australia	—	22,953	—	22,953
Hong Kong	—	3,896	—	3,896
Securities Lending Collateral	—	317,281,345	—	317,281,345
TOTAL	$636,681	$1,527,279,769	—	$1,527,916,450

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (87.7%)
AUSTRIA — (2.1%)
*	A-TEC Industries AG	21,828	$—
	Agrana Beteiligungs AG	17,354	2,180,816
	AMAG Austria Metall AG	673	18,916
	Atrium European Real Estate, Ltd.	614,001	3,473,059
	Austria Technologie & Systemtechnik AG	47,515	442,319
	BKS Bank AG	3,120	73,162
	CA Immobilien Anlagen AG	163,483	2,371,023
	DO & Co. AG	14,191	635,420
#	EVN AG	159,070	2,426,705
	Flughafen Wien AG	46,430	3,143,233
	Frauenthal Holding AG	4,212	49,601
	IMMOFINANZ AG	15,360	67,055
	Josef Manner & Co. AG	870	67,693
#	Kapsch TrafficCom AG	22,171	1,098,523
#	Lenzing AG	51,434	3,820,141
	Mayr Melnhof Karton AG	45,831	4,944,706
#	Oberbank AG	37,973	2,460,148
#	Oesterreichische Post AG	151,659	6,884,457
#	Palfinger AG	57,325	2,243,097
	POLYTEC Holding AG	82,397	723,344
	RHI AG	113,647	3,754,895
	Rosenbauer International AG	15,765	1,236,998
	S IMMO AG	254,156	1,591,213
	Schoeller-Bleckmann Oilfield Equipment AG	52,807	6,244,150
	Semperit AG Holding	49,494	2,275,709
	Strabag SE	102,680	2,562,212
	Telekom Austria AG	428,957	3,591,546
	UBM Realitaetenentwicklung AG	2,880	61,192
#	Uniqa Versicherungen AG	248,568	2,922,817
#	Wienerberger AG	533,293	9,361,806
#*	Wolford AG	11,252	303,641
	Zumtobel AG	145,385	2,341,798
TOTAL AUSTRIA			73,371,395

BELGIUM — (2.7%)
#*	Ablynx NV	129,167	1,395,640
	Ackermans & van Haaren NV	118,073	12,095,377
*	AGFA-Gevaert NV	898,617	2,066,403
	Arseus NV	103,428	2,936,467
	Atenor Group	6,028	268,888
	Banque Nationale de Belgique	968	3,524,567
	Barco NV	60,150	4,757,720
	Cie d'Entreprises CFE	41,428	3,159,100
	Cie Immobiliere de Belgique SA	12,636	639,654
	Cie Maritime Belge SA	66,098	1,836,736
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	268,528
	D'ieteren SA	129,060	5,991,524
#*	Deceuninck NV	364,236	684,866
#	Econocom Group	265,744	2,264,517
#	Elia System Operator SA	135,158	6,015,694
*	Euronav NV	97,815	637,185

	EVS Broadcast Equipment SA	60,843	$3,924,889
	Exmar NV	132,340	1,681,944
*	Floridienne SA	2,030	186,784
#*	Galapagos NV	110,191	2,324,499
	Gimv NV	13,949	688,477
*	Hamon & CIE SA	4,508	92,727
*	Ion Beam Applications	89,062	747,646
	Jensen-Group NV	13,482	192,190
	Kinepolis Group NV	19,582	2,806,189
	Lotus Bakeries	1,361	1,217,076
#*	MDxHealth	29,017	114,305
	Melexis NV	95,956	2,563,613
	Mobistar SA	87,167	1,481,677
#	NV Bekaert SA	190,167	7,109,587
#	Nyrstar	742,718	3,575,747
#*	Picanol	24,486	870,774
#*	RealDolmen NV/SA (B3M0622)	7,587	171,706
*	RealDolmen NV/SA (5529094)	120	20
	Recticel SA	101,580	686,248
#	Resilux	4,420	447,775
*	RHJ International	53,345	279,973
	Rosier	655	177,465
*	Roularta Media Group NV	10,263	151,524
	Sapec	2,832	195,395
	Sioen Industries NV	52,140	537,549
	Sipef SA	30,617	2,085,995
	Softimat SA	5,240	23,518
	TER Beke SA	2,260	170,470
#	Tessenderlo Chemie NV	132,614	3,367,966
#*	ThromboGenics NV	155,245	4,026,351
	Van de Velde NV	35,750	1,671,142
TOTAL BELGIUM			92,114,087

DENMARK — (4.4%)
	ALK-Abello A.S.	29,336	2,793,807
*	Alm Brand A.S.	484,611	1,724,957
#	Ambu A.S. Class B	27,380	1,111,889
	Arkil Holding A.S. Class B	504	53,996
*	Atlantic Petroleum P/F	4,328	116,668
*	Auriga Industries Class B	96,829	3,277,806
#*	Bang & Olufsen A.S.	161,993	1,661,200
	BankNordik P/F	292	6,975
#*	Bavarian Nordic A.S.	105,508	1,260,503
	BoConcept Holding A.S. Class B	5,650	103,783
	Brodrene Hartmann A.S.	13,977	346,339
	D/S Norden A.S.	110,869	4,674,925
	Dfds A.S.	18,568	1,360,421
	Djurslands Bank A.S.	8,970	282,274
*	East Asiatic Co., Ltd. A.S.	55,571	936,836
	FE Bording A.S.	426	50,999
#	FLSmidth & Co. A.S.	118,320	6,372,683
	Fluegger A.S. Class B	4,198	284,991
*	Genmab A.S.	186,552	7,652,401

	GN Store Nord A.S.	812,990	$17,119,332
*	GPV Industri A.S. Series B	2,200	—
*	Greentech Energy Systems A.S.	12,775	32,103
	Gronlandsbanken AB	1,125	133,197
*	H+H International A.S. Class B	21,395	120,543
	Harboes Bryggeri A.S. Class B	12,252	175,960
	IC Companys A.S.	35,278	1,064,779
*	Incentive A.S.	3,575	—
	Jeudan A.S.	4,800	495,953
*	Jyske Bank A.S.	252,239	12,542,725
	Lan & Spar Bank	5,150	276,452
	Lastas A.S. Class B	5,633	4,853
	NKT Holding A.S.	110,421	5,487,024
	Nordjyske Bank A.S.	17,600	347,795
	Norresundby Bank A.S.	7,350	270,902
	Pandora A.S.	166,808	6,888,216
*	Parken Sport & Entertainment A.S.	33,556	487,796
	PER Aarsleff A.S. Class B	7,270	898,467
	Ringkjoebing Landbobank A.S.	18,956	3,633,761
	Roblon A.S. Class B	2,700	110,366
	Rockwool International A.S. Class B	30,614	4,951,366
	Royal UNIBREW A.S.	45,850	5,447,910
	Schouw & Co.	74,017	2,695,872
	SimCorp A.S.	194,860	6,552,612
	Solar A.S. Class B	22,896	1,259,451
*	Spar Nord Bank A.S.	324,176	2,489,903
*	Sydbank A.S.	317,330	8,284,555
	Tivoli A.S.	969	515,305
*	TK Development A.S.	358,493	402,529
*	Topdanmark A.S.	507,925	13,073,238
*	TopoTarget A.S.	546,711	264,802
*	Topsil Semiconductor Matls	194,350	23,970
#*	Torm A.S.	497,868	136,005
#	United International Enterprises	8,918	1,660,400
#*	Vestas Wind Systems A.S.	693,291	17,462,629
*	Vestjysk Bank A.S.	33,716	82,259
#*	Zealand Pharma A.S.	32,819	341,392
TOTAL DENMARK			149,807,875

FINLAND — (5.8%)
	Ahlstrom Oyj	44,038	561,885
#	Aktia Bank Oyj	29,877	294,371
	Alma Media Oyj	277,852	1,190,943
	Amer Sports Oyj	545,365	11,036,669
	Aspo Oyj	83,192	597,414
	Atria P.L.C.	34,550	366,555
	Bank of Aland P.L.C. Class B	22,078	253,521
	BasWare Oyj	34,550	1,013,645
*	Biotie Therapies Oyj	955,389	464,126
#	Cargotec Oyj	158,389	6,141,119
*	Caverion Corp.	483,134	3,927,750
	Citycon Oyj	1,334,997	4,490,479
*	Comptel Oyj	337,600	242,594

	Cramo Oyj	148,755	$2,595,608
	Digia P.L.C.	48,912	249,584
*	Efore Oyj	60,233	56,149
#	Elektrobit Corp.	50,874	91,657
#	Elisa Oyj	654,950	15,639,683
	eQ P.L.C.	40,299	132,887
	Etteplan Oyj	57,413	248,330
#	F-Secure Oyj	463,536	1,126,803
	Finnair Oyj	389,592	1,645,228
*	Finnlines Oyj	124,906	1,055,373
#	Fiskars Oyj Abp	195,801	4,960,976
*	GeoSentric Oyj	244,900	—
	HKScan Oyj Class A	117,880	545,783
	Huhtamaki Oyj	451,936	9,684,450
	Ilkka-Yhtyma Oyj	61,503	256,664
	Kemira Oyj	472,368	7,290,341
#	Kesko Oyj Class B	297,917	8,948,017
	Konecranes Oyj	245,559	8,270,987
	Lannen Tehtaat Oyj	19,402	501,545
	Lassila & Tikanoja Oyj	144,538	2,950,201
	Lemminkainen Oyj	26,333	537,314
#	Metsa Board Oyj	1,549,706	5,666,553
*	Munksjo Oyj	10,815	71,060
#	Neste Oil Oyj	596,102	13,193,351
	Okmetic Oyj	59,222	425,795
	Olvi Oyj Class A	67,582	2,367,506
	Oriola-KD Oyj Class A	5,045	15,989
	Oriola-KD Oyj Class B	486,440	1,552,879
	Orion Oyj Class A	130,940	3,307,024
#	Orion Oyj Class B	384,369	9,698,957
#*	Outokumpu Oyj	4,209,557	2,832,837
#	Outotec Oyj	697,608	9,554,740
	PKC Group Oyj	79,522	2,577,083
	Pohjola Bank P.L.C. Class A	150,090	2,501,325
	Ponsse Oy	25,697	253,899
*	Poyry Oyj	190,749	992,628
	Raisio P.L.C. Class V	541,284	3,148,457
	Ramirent Oyj	322,584	3,928,225
	Rapala VMC Oyj	113,258	816,551
#	Rautaruukki Oyj	439,221	3,402,817
	Ruukki Group Oyj	604,909	294,598
	Saga Furs Oyj	11,324	577,647
	Sanoma Oyj	342,567	2,858,244
	Sievi Capital P.L.C.	123,479	183,945
	SRV Group P.L.C.	9,181	54,774
#	Stockmann Oyj Abp (5462393)	137,353	2,342,139
	Stockmann Oyj Abp (5462371)	43,914	758,584
	Technopolis Oyj	321,411	2,119,391
	Teleste Oyj	53,559	298,337
	Tieto Oyj	302,101	6,449,639
#	Tikkurila Oyj	175,018	4,669,730
#	Uponor Oyj	244,992	4,621,824
	Vacon P.L.C.	46,526	3,662,072

	Vaisala Oyj Class A	40,712	$1,063,903
*	Viking Line Abp	10,366	267,634
	YIT Oyj	500,865	6,981,918
TOTAL FINLAND			200,880,706

FRANCE — (11.2%)
	ABC Arbitrage	22,399	155,987
#*	Air France-KLM	722,730	7,196,698
	Akka Technologies SA	4,066	119,464
#*	Alcatel-Lucent	12,082,064	43,015,191
	Ales Groupe	1,579	30,455
	Altamir Amboise	81,618	1,076,406
	Alten SA	92,635	3,963,857
	Altran Technologies SA	676,432	5,562,380
	April	76,998	1,624,703
*	Archos	16,779	83,692
	Assystem	65,144	1,596,960
*	Atari SA	68,443	—
	Aubay	10,285	87,660
#*	Audika Groupe	22,298	280,371
	Aurea SA	3,708	23,011
	Axway Software SA	27,272	735,821
#*	Beneteau SA	184,191	2,977,700
#*	Bigben Interactive	20,361	199,997
	BioMerieux	16,242	1,573,765
	Boiron SA	29,446	1,927,656
	Bonduelle SCA	77,754	1,891,750
	Bongrain SA	34,266	2,348,388
#	Bourbon SA	216,060	5,641,080
*	Boursorama	92,227	917,082
*	Bull	432,243	1,725,242
	Burelle SA	3,866	2,654,265
	Catering International Services	312	10,095
*	Cegedim SA	19,533	492,580
	Cegid Group	22,946	606,720
*	Chargeurs SA	20,082	152,013
#	Cie des Alpes	13,793	292,567
#*	Cie Generale de Geophysique - Veritas	224,688	5,179,535
	Cie Industrielle et Financiere D'Entreprises	1,200	89,151
	Ciments Francais SA	47,966	3,309,598
*	Club Mediterranee SA	107,104	2,528,889
*	Derichebourg SA	548,515	1,907,406
#	Devoteam SA	27,431	373,755
	Eiffage SA	169,719	9,310,611
#	Electricite de Strasbourg	21,886	2,891,335
	Eramet	8,545	862,605
	Esso SA Francaise	11,770	744,897
	Etablissements Maurel et Prom	419,398	6,443,368
	Euler Hermes SA	52,633	6,428,511
*	Euro Disney SCA	41,491	267,211
	Eurofins Scientific	22,717	5,724,804
	Exel Industries Class A	10,680	538,104
	Faiveley Transport SA	35,342	2,692,056

#*	Faurecia	216,138	$6,255,167
	Fimalac	31,490	1,678,827
	Fleury Michon SA	4,694	266,499
*	GameLoft SE	132,025	1,396,309
	Gaumont SA	13,980	715,877
#	GEA	2,218	239,872
#*	GECI International	59,392	—
	Gevelot SA	3,584	276,632
	GL Events	48,302	1,136,542
	Groupe Crit	24,255	856,808
	Groupe Eurotunnel SA	799,822	7,288,782
#	Groupe Flo	29,358	117,520
	Groupe Open	27,590	254,885
*	Groupe Partouche SA	13,779	17,522
	Groupe Steria SCA	135,577	2,328,772
#	Guerbet	6,577	804,373
*	Haulotte Group SA	65,672	834,047
	Havas SA	1,237,953	9,672,786
#*	Hi-Media SA	134,290	327,099
#	Ingenico	98,460	7,095,419
	Interparfums SA	29,888	1,061,557
	Ipsen SA	78,541	3,019,959
	IPSOS	159,746	6,002,499
	Jacquet Metal Service	55,520	967,101
	Korian	13,856	447,881
	L.D.C. SA	19	3,073
	Lagardere SCA	390,101	12,669,827
	Lanson-BCC	7,992	339,620
	Laurent-Perrier	12,675	1,136,048
	Lectra	94,714	769,817
	LISI	17,353	2,464,991
#	Maisons France Confort	15,380	560,018
#	Manitou BF SA	48,911	831,524
	Manutan International	14,553	799,623
	Medica SA	183,725	4,574,555
	Mersen	72,883	2,267,523
	Metropole Television SA	236,930	5,079,903
	MGI Coutier	2,979	327,525
	Montupet	30,887	844,114
*	Mr Bricolage	30,731	419,974
#	Naturex	24,725	1,989,935
#	Neopost SA	167,752	12,215,274
#	Nexans SA	131,823	7,991,213
	Nexity SA	110,520	3,946,198
	NextRadioTV	10,035	204,620
*	NicOx SA	3,470	12,670
	Norbert Dentressangle SA	20,989	2,243,708
#*	NRJ Group	72,524	681,609
#*	Orco Property Group	114,662	361,253
	Orpea	128,403	6,469,148
	Osiatis SA	26,496	365,595
#*	PagesJaunes Groupe	630,719	1,450,472
	Paris Orleans SA	456	10,651

*	Parrot SA	38,572	$1,228,576
#*	Peugeot SA	1,076,690	17,709,712
#*	Pierre & Vacances SA	22,855	553,574
	Plastic Omnium SA	324,906	8,219,866
	PSB Industries SA	8,438	351,535
	Rallye SA	106,948	3,909,306
#*	Recylex SA	83,164	348,825
	Remy Cointreau SA	330	35,158
	Robertet SA	3,167	638,703
	Rubis SCA	157,540	9,951,235
	Sa des Ciments Vicat	54,502	3,873,602
	Saft Groupe SA	126,335	3,483,599
	Samse SA	8,342	816,049
	Sartorius Stedim Biotech	7,555	1,145,127
	SEB SA	37,211	3,263,173
	Seche Environnement SA	9,167	340,681
	Sechilienne-Sidec	96,570	1,941,450
	Securidev SA	2,500	103,232
#*	Sequana SA	44,019	375,036
	Soc Mar Tunnel Prado Car	2,292	86,840
	Societe d'Edition de Canal +	272,836	2,066,297
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,642,831
	Societe Internationale de Plantations d'Heveas SA	7,778	605,049
	Societe pour l'Informatique Industrielle	40,908	312,663
	Societe Television Francaise 1	567,362	9,880,610
#*	SOITEC	826,614	2,260,573
	Somfy SA	21,738	5,500,393
#	Sopra Group SA	23,140	2,066,113
*	Spir Communication	4,687	83,027
#*	Ste Industrielle d'Aviation Latecoere SA	30,831	456,017
	Stef	29,121	1,871,364
*	Store Electronic	8,638	129,254
	Sword Group	30,562	583,241
	Synergie SA	60,624	1,044,968
*	Technicolor SA	412,757	2,160,635
	Teleperformance	275,593	13,325,220
	Tessi SA	7,038	880,206
#*	Theolia SA	281,335	521,427
	Thermador Groupe	8,185	696,661
	Tonnellerie Francois Freres	5,013	383,320
	Total Gabon	1,291	826,238
	Touax SA	4,773	123,379
*	Trigano SA	35,956	639,077
*	UBISOFT Entertainment	459,542	7,105,146
	Union Financiere de France BQE SA	16,679	375,825
	Valeo SA	17,099	1,459,480
*	Valneva SE	114,605	618,007
#	Vetoquinol SA	7,362	275,362
	Viel et Co.	158,130	533,274
#	Vilmorin & Cie	22,432	2,726,164
	Virbac SA	17,539	3,559,962
#*	Vivalis SA	18,706	99,684
*	VM Materiaux SA	6,914	251,455
	Vranken-Pommery Monopole SA	18,881	524,561
TOTAL FRANCE			387,311,370

GERMANY — (12.5%)
*	Aareal Bank AG	423,110	$13,223,319
	Adler Modemaerkte AG	25,730	313,958
*	ADVA Optical Networking SE	189,709	1,180,681
*	Air Berlin P.L.C.	110,982	261,937
#*	Aixtron SE NA	409,853	6,917,862
*	Aligna AG	318,087	—
	Allgeier SE	24,659	499,524
	Amadeus Fire AG	19,731	1,284,402
	Analytik Jena AG	796	16,012
*	AS Creation Tapeten	7,109	337,387
#*	Asian Bamboo AG	12,092	44,047
	Aurubis AG	153,470	9,306,183
	Axel Springer AG	365	20,355
	Baader Bank AG	29,245	88,312
#	Balda AG	127,634	854,755
	Bauer AG	45,945	1,146,724
	BayWa AG (5838057)	57,667	2,887,449
	BayWa AG (5838068)	124	6,208
	Bechtle AG	71,274	3,641,879
	Bertrandt AG	23,001	2,900,362
	Bijou Brigitte AG	18,449	1,865,594
	Bilfinger SE	290	30,537
	Biotest AG	20,784	1,867,499
*	BKN International AG	33,408	136
	Borussia Dortmund GmbH & Co. KGaA	264,935	1,343,795
	CANCOM SE	50,978	1,570,451
	Carl Zeiss Meditec AG	91,281	2,725,918
	CAT Oil AG	73,663	1,430,525
	Celesio AG	406,712	9,152,263
	CENIT AG	35,810	439,064
	CENTROTEC Sustainable AG	43,285	873,304
	Cewe Color Holding AG	22,058	1,125,281
*	Colonia Real Estate AG	16,334	112,184
	Comdirect Bank AG	179,407	1,822,743
	CompuGroup Medical AG	58,460	1,427,219
*	Constantin Medien AG	358,344	822,766
	CropEnergies AG	98,442	831,774
	CTS Eventim AG	106,100	4,681,454
#	DAB Bank AG	130,043	634,439
	Data Modul AG	11,455	224,834
#	Delticom AG	24,410	1,376,158
*	Deufol SE	83,779	131,500
	Deutsche Beteiligungs AG	29,148	754,369
	Deutsche Wohnen AG	816,056	14,603,210
*	Deutz AG	440,031	3,971,098
#*	Dialog Semiconductor P.L.C.	289,462	5,542,211
	DIC Asset AG	13,115	144,396
	Dr Hoenle AG	21,610	360,363
	Draegerwerk AG & Co. KGaA	5,830	611,686

	Drillisch AG	228,312	$5,501,824
	Duerr AG	107,648	7,912,904
	DVB Bank SE	22,463	750,154
	Eckert & Ziegler AG	17,884	677,419
	Elmos Semiconductor AG	47,055	584,413
	ElringKlinger AG	140,315	6,312,898
	Erlus AG	2,970	169,272
#	Euromicron AG	29,652	655,689
#*	Evotec AG	1,165,338	5,194,055
	Fielmann AG	32,343	3,424,795
#*	First Sensor AG	19,888	208,369
*	Francotyp-Postalia Holding AG Class A	34,432	177,424
	Freenet AG	489,959	11,837,252
	Fuchs Petrolub AG	99,499	7,191,657
*	GAGFAH SA	281,532	3,666,131
	GBW AG	21,076	622,018
	Gerresheimer AG	149,928	8,975,993
#	Gerry Weber International AG	88,427	3,643,076
	Gesco AG	14,980	1,471,617
	GFK SE	72,318	4,207,722
	GFT Technologies AG	74,544	495,119
*	Gigaset AG	123,765	170,884
	Gildemeister AG	285,594	7,782,297
	Grammer AG	56,930	2,176,418
	Grenkeleasing AG	32,703	3,005,869
	GSW Immobilien AG	198,352	8,714,361
*	H&R AG	50,783	630,222
	Hamburger Hafen und Logistik AG	78,568	1,932,576
#	Hansa Group AG	146,815	211,464
#	Hawesko Holding AG	19,480	1,050,567
#*	Heidelberger Druckmaschinen AG	1,093,379	2,938,642
#	Highlight Communications AG	98,062	477,674
#	Homag Group AG	25,484	570,341
	Hornbach Baumarkt AG	131	4,645
	Indus Holding AG	103,978	3,571,379
	Init Innovation In Traffic Systems AG	7,400	227,156
*	Intershop Communications AG	62,598	130,579
	Isra Vision AG	15,060	704,430
*	IVG Immobilien AG	278,810	23,689
	Jenoptik AG	214,467	3,355,169
#*	Joyou AG	8,549	145,188
*	Kampa AG	7,101	365
*	Kloeckner & Co. SE	486,189	6,587,625
	Koenig & Bauer AG	23,909	454,856
	Kontron AG	236,302	1,514,198
#	Krones AG	72,618	6,175,361
#	KSB AG	3,584	2,321,867
#	KUKA AG	130,343	5,651,904
	KWS Saat AG	16,490	5,733,635
	Leifheit AG	12,500	497,049
	Leoni AG	158,380	9,624,129
	LPKF Laser & Electronics AG	94,752	1,756,621
#*	Manz AG	10,384	760,646

*	MasterFlex SE	19,347	$153,238
*	Maxdata Computer AG	94,120	—
*	Mediclin AG	119,554	653,101
#*	Medigene AG	23,760	121,655
#	MLP AG	216,957	1,388,999
#	Mobotix AG	13,494	308,141
*	Morphosys AG	70,908	5,504,142
	MTU Aero Engines Holding AG	6,987	652,355
#	Muehlbauer Holding AG & Co. KGaA	14,905	376,846
#	MVV Energie AG	114,055	3,441,676
	Nemetschek AG	24,668	1,494,795
	Nexus AG	42,453	555,952
*	Nordex SE	279,193	4,086,395
	Norma Group SE	143,509	6,914,701
#	OHB AG	35,659	865,381
*	Osram Licht AG	24,717	1,160,313
	P&I Personal & Informatik AG	17,863	1,133,814
*	Patrizia Immobilien AG	160,052	1,599,365
	Pfeiffer Vacuum Technology AG	42,721	5,233,226
	PNE Wind AG	250,637	1,101,177
*	Powerland AG	4,118	16,853
	Progress-Werk Oberkirch AG	7,812	427,014
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,155	458,497
	Pulsion Medical Systems SE	6,063	98,427
	Puma SE	1,359	407,989
	PVA TePla AG	46,019	129,933
	QSC AG	467,082	2,530,927
	R Stahl AG	14,410	686,474
	Rational AG	7,719	2,301,440
	Rheinmetall AG	189,044	10,838,189
	Rhoen Klinikum AG	500,406	12,867,810
	RIB Software AG	85,906	712,042
*	SAF-Holland SA	216,230	2,649,332
	Salzgitter AG	169,114	7,024,750
	Schaltbau Holding AG	13,967	739,964
	Sektkellerei Schloss Wachenheim AG	7,479	107,145
*	SER Systems AG	9,400	—
#	SGL Carbon SE	229,387	8,727,938
#	SHW AG	12,018	522,799
#*	Singulus Technologies AG	236,814	506,681
	Sinner AG	1,359	25,189
	Sixt AG	81,198	2,048,232
	SKW Stahl-Metallurgie Holding AG	25,308	387,006
#	SMA Solar Technology AG	46,478	1,592,138
	SMT Scharf AG	17,833	545,623
	Softing AG	5,533	94,753
	Software AG	286,671	10,204,633
#*	Solarworld AG	336,956	404,490
	Stada Arzneimittel AG	287,980	14,603,196
	STINAG Stuttgart Invest AG	8,284	179,356
*	Stroeer Media AG	95,172	1,531,979
#*	Suss Microtec AG	92,598	836,032

	Symrise AG	155,836	$6,902,909
	Syzygy AG	30,656	180,243
	TAG Immobilien AG	455,809	5,654,624
	Takkt AG	126,507	2,384,910
#	Technotrans	29,535	361,939
#	Telegate AG	23,076	206,013
*	Tipp24 SE	25,106	1,631,602
*	Tom Tailor Holding AG	83,114	1,896,728
#	Tomorrow Focus AG	113,715	585,768
#*	TUI AG	673,397	8,602,305
	UMS United Medical Systems International AG	3,304	43,987
*	VBH Holding AG	9,415	33,682
*	Verbio AG	796	1,110
#	Vossloh AG	37,975	3,343,145
	VTG AG	47,688	937,098
#	Wacker Chemie AG	12,207	1,205,180
	Wacker Neuson SE	83,600	1,243,146
	Washtec AG	5,625	74,918
	Wincor Nixdorf AG	141,991	8,859,953
	Wirecard AG	166,612	5,698,606
	Wuerttembergische Lebensversicherung AG	2,729	57,007
	XING AG	11,101	1,209,939
TOTAL GERMANY			430,056,649

GREECE — (1.8%)
*	Aegean Airlines SA	5,746	32,692
*	Alfa Alfa Energy S.A.	3,810	—
*	Alpha Bank AE	514,289	395,478
*	Alysida S.A.	2,376	—
*	Astir Palace Hotel SA	93,886	457,109
	Athens Water Supply & Sewage Co. SA (The)	116,677	1,301,555
*	Atlantic Supermarkets SA	34,730	—
*	Autohellas SA	59,308	191,724
*	Babis Vovos International Construction SA	21,073	—
*	Balafas S.A.	15,200	—
*	Bank of Cyprus P.L.C.	4,342,301	—
	Bank of Greece	133,571	2,763,119
*	Daios Plastics SA	15,442	72,804
*	Diagnostic & Therapeutic Center of Athens Hygeia SA	85,353	46,673
*	Elastron S.A.	15,700	13,589
*	Elektroniki Athinon SA	7,497	4,868
*	Ellaktor SA	544,614	1,803,868
*	Elval - Hellenic Aluminium Industry SA	28,590	73,149
*	Etma Rayon SA	11,242	—
*	Euromedica SA	15,339	7,028
*	Folli Follie Group	150,049	3,896,912
*	Forthnet SA	—	1
*	Fourlis Holdings SA	146,787	678,915
*	Frigoglass SA	115,348	853,416
*	GEK Terna Holding Real Estate Construction SA	296,155	938,045
*	Halcor SA	142,942	159,083
	Hellenic Exchanges SA Holding Clearing Settlement and Registry	296,505	2,548,078
	Hellenic Petroleum SA	326,121	3,440,489

*	Hellenic Telecommunications Organization SA	707,121	$7,358,831
*	Iaso SA	206,042	305,142
*	Informatics S.A.	3,778	—
*	Intracom Holdings SA	247,375	158,175
	Intralot SA-Integrated Lottery Systems & Services	551,157	1,222,477
*	Ipirotiki Software & Publications S.A.	22,110	—
*	JUMBO SA	400,965	4,999,432
*	Lamda Development SA	905	4,678
*	Lan-Net S.A.	12,688	—
*	Marfin Investment Group Holdings SA	2,380,237	1,214,823
	Metka SA	101,638	1,699,620
	Motor Oil Hellas Corinth Refineries SA	246,966	2,623,624
*	Mytilineos Holdings SA	367,558	2,375,205
*	National Bank of Greece SA	511,687	2,068,618
*	Neorion Holdings SA	14,991	2,535
	OPAP SA	168,712	1,883,459
*	Piraeus Bank SA	235,090	399,167
	Piraeus Port Authority	21,267	512,541
*	Promota Hellas S.A.	8,860	—
*	Proton Bank SA	141,214	—
	Public Power Corp. SA	528,487	5,985,474
*	Sarantis SA	74,884	557,586
*	Sidenor Steel Products Manufacturing Co. SA	79,509	169,935
*	T Bank SA	228,007	—
	Terna Energy SA	144,697	624,473
*	Themeliodomi S.A.	37,422	—
	Thessaloniki Port Authority SA	6,936	225,817
	Thessaloniki Water Supply & Sewage Co. SA	15,807	132,554
	Thrace Plastics Co. SA	33,856	58,182
*	Titan Cement Co. SA	203,501	5,058,496
*	TT Hellenic Postbank SA	695,353	—
*	Viohalco Hellenic Copper and Aluminum Industry SA	603,593	3,757,012
TOTAL GREECE			63,076,451

IRELAND — (2.2%)
	Aer Lingus Group P.L.C.	752,359	1,547,519
*	Aminex P.L.C.	496,086	20,134
	C&C Group P.L.C. (B010DT8)	399,607	2,177,206
	C&C Group P.L.C. (B011Y09)	1,014,594	5,472,259
	Dragon Oil P.L.C.	953,523	8,824,057
	FBD Holdings P.L.C.	125,728	2,509,924
	Glanbia P.L.C. (0066950)	700,613	9,283,544
	Glanbia P.L.C. (4058629)	56,545	740,314
	Grafton Group P.L.C.	703,656	6,643,997
	IFG Group P.L.C.	271,865	497,484
	Irish Continental Group P.L.C. (3333651)	23,420	795,445
	Irish Continental Group P.L.C. (3339455)	12,342	426,896
*	Kenmare Resources P.L.C.	4,546,361	2,082,692
	Kingspan Group P.L.C.	485,730	8,111,023
	Paddy Power P.L.C. (0258810)	175,221	13,974,520
	Paddy Power P.L.C. (4828974)	6,799	545,019

	Smurfit Kappa Group P.L.C.	554,973	$12,547,858
TOTAL IRELAND			76,199,891

ISRAEL — (2.5%)
*	Africa Israel Investments, Ltd.	410,076	706,957
*	Africa Israel Properties, Ltd.	57,169	875,924
	Africa Israel Residences, Ltd.	594	8,365
*	Airport City, Ltd.	142,471	1,166,685
*	AL-ROV Israel, Ltd.	16,940	490,471
*	Allot Communications, Ltd.	27,168	348,309
#*	Alon Holdings Blue Square Israel, Ltd.	58,561	226,948
*	Alrov Properties and Lodgings, Ltd.	9,979	257,622
*	Alvarion, Ltd.	—	—
	Amot Investments, Ltd.	248,365	747,028
*	AudioCodes, Ltd.	159,083	1,084,805
	Avgol Industries 1953, Ltd.	420,938	367,969
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	386,864
#	Babylon, Ltd.	134,822	1,120,979
	Bayside Land Corp.	2,689	723,927
	Big Shopping Centers 2004, Ltd.	4,465	175,087
*	Biocell, Ltd.	16,731	106,718
*	BioLine RX, Ltd.	596,298	132,830
	Blue Square Real Estate, Ltd.	3,962	152,074
*	Cellcom Israel, Ltd.	159,071	1,776,346
*	Ceragon Networks, Ltd.	76,686	314,053
#*	Clal Biotechnology Industries, Ltd.	174,162	374,316
	Clal Industries, Ltd.	305,278	1,329,468
	Clal Insurance Enterprises Holdings, Ltd.	88,615	1,600,675
#*	Compugen, Ltd.	63,720	646,072
	Delek Automotive Systems, Ltd.	145,079	1,689,088
#	Delta-Galil Industries, Ltd.	47,407	939,238
	Direct Insurance Financial Investments, Ltd.	35,764	182,639
	DS Apex Holdings, Ltd.	38,130	127,667
*	El Al Israel Airlines	77,144	11,200
	Elbit Systems, Ltd.	101,948	5,502,487
	Electra, Ltd.	7,074	947,824
*	Elron Electronic Industries, Ltd.	60,778	411,599
*	Equital, Ltd.	1,428	20,948
*	Evogene, Ltd.	119,806	932,009
#*	EZchip Semiconductor, Ltd.	106,730	2,642,765
#	First International Bank Of Israel, Ltd.	98,118	1,610,808
	FMS Enterprises Migun, Ltd.	10,300	134,235
#	Formula Systems 1985, Ltd.	36,549	925,738
	Fox Wizel, Ltd.	2,949	68,540
#	Frutarom Industries, Ltd.	174,875	3,191,793
*	Gilat Satellite Networks, Ltd.	100,149	493,745
*	Given Imaging, Ltd.	57,544	1,115,211
	Golf & Co., Ltd.	74,605	272,479
*	Hadera Paper, Ltd.	10,176	628,078
	Harel Insurance Investments & Financial Services, Ltd.	469,890	2,695,189
#	Industrial Buildings Corp.	347,656	615,251
*	Israel Discount Bank, Ltd. Class A	3,446,930	6,213,602
	Israel Land Development Co., Ltd. (The)	22,615	79,032

	Ituran Location and Control, Ltd.	84,441	$1,574,470
*	Jerusalem Oil Exploration	39,274	1,382,021
#*	Kamada, Ltd.	119,349	1,821,185
	Kerur Holdings, Ltd.	2,133	36,258
	Maabarot Products, Ltd.	21,999	247,192
	Magic Software Enterprises, Ltd.	51,716	358,641
	Matrix IT, Ltd.	182,457	1,043,109
#*	Mazor Robotics, Ltd.	91,713	778,273
	Melisron, Ltd.	52,829	1,401,761
*	Mellanox Technologies, Ltd.	18,102	687,152
*	Menorah Mivtachim Holdings, Ltd.	114,147	1,342,480
	Migdal Insurance & Financial Holding, Ltd.	1,213,664	2,031,563
	Mivtach Shamir	22,367	781,891
*	Naphtha Israel Petroleum Corp., Ltd.	152,895	989,053
	Neto ME Holdings, Ltd.	5,411	290,440
	NICE Systems, Ltd.	5,655	234,345
#*	Nitsba Holdings 1995, Ltd.	129,055	1,670,223
*	Nova Measuring Instruments, Ltd.	72,188	646,152
*	Oil Refineries, Ltd.	3,757,899	1,467,791
*	Ormat Industries	293,852	1,919,554
	Osem Investments, Ltd.	101,166	2,261,460
	Partner Communications Co., Ltd.	372,802	2,985,674
*	Paz Oil Co., Ltd.	20,326	3,340,284
*	Perion Network, Ltd.	16,455	214,242
	Phoenix Holdings, Ltd. (The)	234,055	866,994
	Plasson Industries, Ltd.	12,320	392,463
#	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	33,735	1,896,370
	Shikun & Binui, Ltd.	920,014	2,155,891
	Shufersal, Ltd.	381,641	1,641,824
*	Space Communication, Ltd.	17,611	295,272
	Strauss Group, Ltd.	162,151	2,855,867
#*	Tower Semiconductor, Ltd.	96,366	477,263
*	Union Bank of Israel	130,630	585,752
TOTAL ISRAEL			87,244,567

ITALY — (7.6%)
#	A2A SpA	4,350,182	4,252,336
	ACEA SpA	280,731	2,739,446
#*	Acotel Group SpA	3,478	93,926
	Aeroporto di Firenze SpA	17,390	227,117
	Aeroporto di Venezia Marco Polo SpA - SAVE	69,569	1,199,181
	Alerion Cleanpower SpA	92,062	432,721
	Amplifon SpA	347,481	1,898,525
	Ansaldo STS SpA	458,701	4,246,272
*	Arnoldo Mondadori Editore SpA	509,716	655,643
	Ascopiave SpA	173,662	345,162
#	Astaldi SpA	258,925	2,122,776
*	Autogrill SpA	492,715	8,673,391
	Azimut Holding SpA	491,069	11,231,400
#*	Banca Carige SpA	3,160,296	2,028,112
#	Banca Finnat Euramerica SpA	685,945	264,113
	Banca Generali SpA	223,401	5,052,843
	Banca IFIS SpA	102,347	1,370,727

#*	Banca Monte dei Paschi di Siena SpA	8,733,630	$2,427,594
*	Banca Piccolo Credito Valtellinese Scarl	1,469,716	1,800,914
*	Banca Popolare dell'Emilia Romagna S.c.r.l.	1,388,798	9,990,199
#*	Banca Popolare dell'Etruria e del Lazio	261,735	214,700
#*	Banca Popolare di Milano Scarl	13,321,904	7,539,623
	Banca Popolare di Sondrio Scarl	1,177,273	6,577,611
	Banca Profilo SpA	964,900	305,197
	Banco di Desio e della Brianza SpA	232,296	624,816
*	Banco Popolare	6,663,294	9,924,394
*	BasicNet SpA	105,627	216,815
*	Beghelli SpA	427,981	185,179
*	Biesse SpA	54,004	248,525
	Brembo SpA	162,145	4,228,581
*	Brioschi Sviluppo Immobiliare SpA	174,780	19,078
#	Brunello Cucinelli SpA	61,102	1,985,085
	Buzzi Unicem SpA	310,480	4,843,038
	Cairo Communication SpA	113,404	594,910
*	Caltagirone Editore SpA	6,277	7,553
	Caltagirone SpA	220,110	420,396
*	Carraro SpA	113,633	324,266
	Cembre SpA	40,330	403,389
	Cementir Holding SpA	336,239	1,253,057
*	CIR-Compagnie Industriali Riunite SpA	1,828,578	2,892,311
	Credito Bergamasco SpA	129,374	2,010,252
	Credito Emiliano SpA	376,390	2,295,099
*	d'Amico International Shipping SA	416,787	308,625
	Danieli & C Officine Meccaniche SpA	58,967	1,700,406
	Datalogic SpA	65,558	618,958
	Davide Campari-Milano SpA	188,852	1,639,632
	De'Longhi SpA	275,556	4,220,038
*	DeA Capital SpA	241,155	439,333
*	Delclima	238,104	240,548
	DiaSorin SpA	84,516	3,645,736
	Ei Towers SpA	39,294	1,505,754
	Engineering SpA	19,143	897,058
	ERG SpA	242,145	2,441,011
	Esprinet SpA	124,948	674,411
*	Eurotech SpA	103,698	216,400
*	Falck Renewables SpA	452,790	643,398
*	Fiera Milano SpA	37,863	265,267
#*	Finmeccanica SpA	1,768,900	10,589,833
#*	Fondiaria-Sai SpA	1,930,203	4,105,772
	Gas Plus	14,596	88,426
*	Gefran SpA	18,394	60,505
*	Gemina SpA	2,562,430	5,796,486
#	Geox SpA	343,770	938,733
*	Gruppo Editoriale L'Espresso SpA	670,242	983,747
	Gruppo MutuiOnline SpA	51,809	266,824
	Hera SpA	2,829,591	5,703,537
*	IMMSI SpA	743,533	457,593
	Impregilo SpA	16,783	78,672
	Indesit Co. SpA	185,473	1,780,802
	Industria Macchine Automatiche SpA	58,626	1,717,470

#*	Intek Group SpA	1,654,192	$627,258
	Interpump Group SpA	317,190	3,449,700
	Irce SpA	20,486	39,686
	Iren SpA	2,070,565	2,528,057
#	Italcementi SpA	299,088	2,284,517
*	Italmobiliare SpA	46,873	1,182,293
#*	Juventus Football Club SpA	1,587,772	436,067
#*	Landi Renzo SpA	203,171	281,078
	Lottomatica Group SpA	185,318	5,302,655
	MARR SpA	146,025	1,987,821
*	Mediaset SpA	3,041,414	12,340,019
	Mediolanum SpA	402,745	2,933,662
#*	Milano Assicurazioni SpA	2,324,306	1,663,792
*	Molecular Medicine SpA	109,512	91,834
*	Newron Pharmaceuticals SpA	3,058	30,913
	Nice SpA	41,141	147,670
*	Pagnossin SpA	9,000	—
	Piaggio & C SpA	736,724	1,948,210
*	Pininfarina SpA	70,069	272,313
#*	Poltrona Frau SpA	238,473	605,365
#*	Prelios SpA	238,990	185,639
*	Premafin Finanziaria SpA	961,257	223,899
*	Prima Industrie SpA	1,958	26,459
	Prysmian SpA	233,881	5,734,795
#*	RCS MediaGroup SpA	103,476	170,043
	Recordati SpA	408,182	4,912,684
	Reply SpA	16,546	964,363
#*	Retelit SpA	410,894	303,628
	Richard-Ginori 1735 SpA	8,489	802
	Sabaf SpA	24,109	424,230
	SAES Getters SpA	30,068	282,806
*	Safilo Group SpA	149,841	2,943,183
#*	Saras SpA	946,607	1,188,256
*	Snai SpA	95,483	107,050
	Societa Cattolica di Assicurazioni S.c.r.l.	197,353	4,401,270
#	Societa Iniziative Autostradali e Servizi SpA	243,532	2,394,691
	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	10,867	528,116
	Sogefi SpA	220,168	952,002
	SOL SpA	166,511	1,383,078
*	Sorin SpA	1,204,854	3,265,458
	Tamburi Investment Partners SpA	37,478	96,766
*	Tiscali SpA	3,467,783	188,064
	Tod's SpA	11,806	2,212,135
#	Trevi Finanziaria Industriale SpA	154,707	1,289,572
*	Uni Land SpA	51,835	—
	Unione di Banche Italiane SCPA	2,765,965	14,014,983
	Unipol Gruppo Finanziario SpA	970,174	4,300,720
	Vianini Industria SpA	38,348	57,567
	Vianini Lavori SpA	175,180	891,816
	Vittoria Assicurazioni SpA	121,346	1,341,334
*	Yoox SpA	176,495	6,059,106

	Zignago Vetro SpA	125,074	$789,656
TOTAL ITALY			259,978,329

NETHERLANDS — (5.1%)
	Aalberts Industries NV	480,099	12,790,333
#	Accell Group	104,121	2,042,811
*	AFC Ajax NV	18,134	196,652
*	AMG Advanced Metallurgical Group NV	160,659	1,524,768
#	Amsterdam Commodities NV	80,355	1,717,628
	APERAM	262,538	4,045,856
#	Arcadis NV	294,666	8,430,836
	ASM International NV	237,793	8,255,552
*	Atag Group NV	4,630	—
*	Ballast Nedam	2,824	44,480
	BE Semiconductor Industries NV	164,367	1,984,638
	Beter Bed Holding NV	87,996	1,985,795
	BinckBank NV	319,629	2,928,440
#	Brunel International NV	53,003	2,847,945
*	Crown Van Gelder	9,818	51,733
	CSM	382,663	9,261,868
	Delta Lloyd NV	943,521	20,097,379
#	DOCdata NV	22,463	510,129
#	Exact Holding NV	64,831	1,633,725
*	Grontmij	295,566	1,360,733
#	Heijmans NV	100,443	1,216,002
	Hunter Douglas NV	8,819	376,792
#*	Kardan NV	46,939	21,665
	KAS Bank NV	63,064	837,467
	Kendrion NV	44,866	1,353,664
#	Koninklijke BAM Groep NV	1,376,686	7,390,039
	Koninklijke Ten Cate NV	147,968	4,172,333
	Koninklijke Wessanen NV	405,178	1,461,093
#	Macintosh Retail Group NV	53,398	578,047
#	Nederland Apparatenfabriek	28,810	1,149,536
	Nutreco NV	359,256	18,758,996
*	Ordina NV	383,600	659,203
#*	PostNL NV	2,402,055	10,389,266
*	Roto Smeets Group NV	5,448	47,074
#*	Royal Imtech NV	349,305	950,150
*	SBM Offshore NV	948,481	18,768,510
	Sligro Food Group NV	105,146	4,297,818
#*	SNS REAAL NV	705,718	—
	Telegraaf Media Groep NV	175,800	3,094,136
	TKH Group NV	184,381	5,522,688
#*	TomTom NV	562,433	4,021,662
	Unit4 NV	143,180	5,607,451
	USG People NV	389,997	3,801,828
#*	Van Lanschot NV	4,807	104,610

*	Xeikon NV	58,445	$460,489
TOTAL NETHERLANDS			176,751,820

NORWAY — (3.1%)
	ABG Sundal Collier Holding ASA	1,196,794	887,115
#	AF Gruppen ASA	2,718	31,789
*	Agasti Holding ASA	227,087	53,710
	Aker ASA Class A	1,221	37,170
*	Algeta ASA	148,632	5,730,168
*	American Shipping ASA	36,224	201,096
*	Archer, Ltd.	661,127	620,873
	Arendals Fossekompani A.S.	90	23,634
	Atea ASA	303,107	3,188,585
	Austevoll Seafood ASA	362,267	2,018,116
	Bakkafrost P/F	89,126	1,219,840
#*	Bionor Pharma ASA	411,962	203,328
	Bonheur ASA	68,100	1,641,736
	BW Offshore, Ltd.	1,467,815	1,990,101
*	BWG Homes ASA	346,255	731,329
	Cermaq ASA	285,677	4,987,488
*	Deep Sea Supply PLC	373,810	715,236
#*	Det Norske Oljeselskap ASA	222,628	3,012,441
*	DNO International ASA	3,792,519	8,420,355
#*	DOF ASA	197,102	930,248
	Ekornes ASA	112,551	1,908,737
#*	Electromagnetic GeoServices A.S.	566,149	709,621
#	Eltek ASA	1,292,456	1,250,009
	Evry ASA	267,383	438,413
	Farstad Shipping ASA	65,666	1,418,288
#*	Frontline, Ltd.	239,174	617,074
#	Ganger Rolf ASA	58,809	1,339,153
#	Golden Ocean Group Ltd.	1,246,862	1,836,515
#*	Grieg Seafood ASA	154,146	417,907
*	Havila Shipping ASA	22,400	126,634
	Hexagon Composites ASA	175,409	379,175
*	Hoegh LNG Holdings Ltd	118,259	901,135
#*	Hurtigruten ASA	759,030	292,675
*	Intex Resources ASA	45,445	19,900
*	Kongsberg Automotive Holding ASA	1,784,754	864,003
#	Kongsberg Gruppen A.S.	673	13,153
#	Kvaerner ASA	807,447	1,330,562
	Leroey Seafood Group ASA	82,896	2,348,820
#*	Nordic Semiconductor ASA	580,280	2,249,172
#*	Norske Skogindustrier ASA	660,997	376,679
	Northern Offshore, Ltd.	350,656	519,101
#*	Norwegian Air Shuttle A.S.	130,053	4,697,630
*	Norwegian Energy Co. A.S.	1,054,250	438,092
#*	Odfjell SE Class A	138,810	925,476
	Olav Thon Eindom A.S.	12,852	2,072,287
#	Opera Software ASA	349,386	3,705,980
#*	Panoro Energy ASA	833,564	437,838
*	PhotoCure ASA	52,582	336,759
	Prosafe SE	781,319	6,235,887

*	Q-Free ASA	143,444	$399,968
#*	Renewable Energy Corp. ASA	8,017,974	3,485,666
*	Salmar ASA	65,157	740,081
*	Scana Industrier	1	—
*	Sevan Drilling A.S.	1,030,389	921,125
*	Sevan Marine ASA	129,032	502,050
*	Siem Offshore, Inc.	579,678	871,715
	Solstad Offshore ASA	59,959	1,117,279
#*	Songa Offshore SE	845,806	929,396
	SpareBank 1 SMN	271,759	2,064,542
	SpareBank 1 SR Bank ASA	150,771	1,196,015
	Stolt-Nielsen, Ltd.	70,790	1,849,131
*	Storebrand ASA	615,384	3,410,758
#	Tomra Systems ASA	669,803	6,285,232
	TTS Group ASA	180,762	242,502
	Veidekke ASA	333,849	2,599,919
#	Veripos, Inc.	43,838	164,098
	Wilh Wilhelmsen ASA	125,812	1,193,173
	Wilh Wilhelmsen Holding ASA Class A	65,996	2,063,786
TOTAL NORWAY			104,887,469

PORTUGAL — (1.4%)
	Altri SGPS SA	597,102	1,570,779
#*	Banco BPI SA	2,123,556	2,665,655
#*	Banco Comercial Portugues SA	41,770,487	5,425,394
*	Banco Espirito Santo SA	5,604,474	5,963,505
	Corticeira Amorim SGPS SA	207,426	565,874
*	EDP Renovaveis SA	65,336	339,411
	Ibersol SGPS SA	20,401	175,106
*	Impresa SGPS SA	187,798	177,607
	Mota-Engil SGPS SA	363,210	1,441,484
#	Novabase SGPS SA	65,729	274,088
	Portucel SA	888,991	3,230,105
#	Portugal Telecom SGPS SA	1,886,010	8,503,727
#	REN - Redes Energeticas Nacionais SGPS SA	907,384	2,711,002
	Semapa-Sociedade de Investimento e Gestao	315,078	2,960,769
	Sonae	4,295,966	5,360,984
#*	Sonae Industria SGPS SA	443,755	336,299
	Sonaecom - SGPS SA	571,867	1,589,491
*	Sumol + Compal SA	67,967	97,134
	Teixeira Duarte SA	734,737	655,255
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	746,473	4,441,990
TOTAL PORTUGAL			48,485,659

RUSSIA — (0.0%)
*	Alliance Oil Co., Ltd.	111,934	842,040

SPAIN — (5.2%)
#	Abengoa SA	199,714	628,267
#	Abengoa SA Class B	873,976	2,538,151
#	Acciona SA	96,328	5,491,617
#	Acerinox SA	458,116	5,252,936
	Adveo Group International SA	47,865	811,842

#	Almirall SA	234,145	$2,966,457
#	Antena 3 de Television SA	312,481	4,016,969
#*	Azkoyen SA	61,293	138,717
	Banco Santander SA	—	2
#	Bankinter SA	2,085,446	11,232,064
*	Baron de Ley	13,910	1,036,403
#	Bolsas y Mercados Espanoles SA	338,781	10,747,241
#*	Caja de Ahorros del Mediterraneo	116,412	—
#*	Campofrio Food Group SA	107,600	815,079
*	Cementos Portland Valderrivas SA	47,189	424,660
	Cie Automotive SA	140,218	1,394,597
#*	Codere SA	91,938	208,812
	Construcciones y Auxiliar de Ferrocarriles SA	7,857	4,037,233
*	Deoleo SA	2,505,467	1,354,867
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	159,528
	Duro Felguera SA	251,747	1,723,954
	Ebro Foods SA	378,733	8,551,741
#	Elecnor SA	198,254	2,853,516
	Ence Energia y Celulosa SA	962,189	3,360,294
*	Ercros SA	401,585	276,815
	Faes Farma SA	1,136,955	3,657,915
	Fluidra SA	76,732	235,329
#*	Fomento de Construcciones y Contratas SA	212,074	4,210,816
*	Gamesa Corp. Tecnologica SA	1,113,758	9,700,676
	Grupo Catalana Occidente SA	200,421	6,094,786
#*	Grupo Ezentis SA	1,994,998	593,792
	Iberpapel Gestion SA	26,401	515,613
#	Indra Sistemas SA	480,367	7,201,978
#*	Inmobiliaria Colonial SA	108,920	159,163
*	Inmobiliaria del Sur SA	2,902	16,472
*	Jazztel P.L.C.	1,025,473	11,140,107
	Laboratorios Farmaceuticos Rovi SA	70,934	765,344
	Let's GOWEX SA	20,197	174,569
#*	Mediaset Espana Comunicacion SA	793,096	9,135,132
#	Melia Hotels International SA	232,123	2,299,220
	Miquel y Costas & Miquel SA	37,628	1,409,687
*	Natra SA	141,572	312,433
#*	NH Hoteles SA	542,107	2,799,940
	Obrascon Huarte Lain SA	193,959	7,363,479
	Papeles y Cartones de Europa SA	232,611	1,163,200
#*	Pescanova SA	68,547	—
	Prim SA	39,424	295,568
#*	Promotora de Informaciones SA Class A	1,297,266	567,892
	Prosegur Cia de Seguridad SA	875,740	5,116,640
#*	Realia Business SA	346,397	335,408
#*	Sacyr Vallehermoso SA	1,283,635	5,931,223
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	20,018
#*	Solaria Energia y Medio Ambiente SA	98,171	107,519
#	Tecnicas Reunidas SA	137,591	6,301,584
*	Telecomunicaciones y Energia	146,125	243,339
#	Tubacex SA	520,966	2,064,245
	Tubos Reunidos SA	495,225	1,161,887
	Vidrala SA	77,869	3,320,697

#	Viscofan SA	213,526	$12,205,378
*	Vocento SA	196,990	317,503
*	Zeltia SA	845,734	2,987,408
TOTAL SPAIN			179,947,722

SWEDEN — (9.1%)
	AarhusKarlshamn AB	111,342	6,963,686
	Acando AB	282,290	574,504
*	Active Biotech AB	34,234	344,578
	AddNode Group AB	22,737	146,887
#	AddTech AB Class B	86,348	3,786,970
	AF AB Class B	133,333	4,356,312
*	Arise Windpower AB	32,240	121,009
	Atrium Ljungberg AB Class B	31,807	423,932
	Avanza Bank Holding AB	55,019	1,650,000
#	Axfood AB	94,702	4,624,439
#	Axis Communications AB	183,851	5,782,978
	B&B Tools AB Class B	98,289	1,373,918
*	BE Group AB	215,340	464,072
#	Beijer AB G&L Class B	61,718	1,145,808
	Beijer Alma AB	87,433	2,201,890
	Beijer Electronics AB	55,826	577,568
	Betsson AB	137,066	4,054,166
	Bilia AB Class A	113,425	2,468,361
#	BillerudKorsnas AB	656,884	6,628,476
	BioGaia AB Class B	62,394	2,363,350
	Biotage AB	167,576	268,800
#	Bjoern Borg AB	86,437	381,662
*	Boras Waefveri AB Series B	6,564	—
	Bure Equity AB	326,825	1,249,708
	Byggmax Group AB	150,938	1,063,882
	Castellum AB	739,664	10,572,264
*	Catella AB	125,502	109,121
	Catena AB	56,202	904,248
*	CDON Group AB	6,032	22,192
	Cision AB	14,615	85,160
#	Clas Ohlson AB Class B	169,324	2,707,063
#*	Cloetta AB Class B	233,397	677,869
	Concentric AB	202,603	2,262,462
	Concordia Maritime AB Class B	78,854	142,565
#	Connecta AB	40,724	285,728
	Corem Property Group AB Class B	1,868	5,973
*	CyberCom Group AB	191,193	67,593
#	Dios Fastigheter AB	146,679	922,264
	Doro AB	94,731	722,306
	Duni AB	146,135	1,545,669
#*	East Capital Explorer AB	47,726	346,875
#	Enea AB	63,008	509,388
#*	Eniro AB	420,612	1,536,329
	Fabege AB	585,887	6,476,202
	Fagerhult AB	18,323	524,828
*	Fastighets AB Balder	279,717	2,284,054
	Fenix Outdoor AB	7,406	300,703

	FinnvedenBulten AB	25,178	$180,852
	Gunnebo AB	190,542	1,107,347
*	Hakon Invest AB	184,617	5,680,983
	Haldex AB	218,520	1,673,628
	Heba Fastighets AB Class B	43,722	489,280
#	Hexpol AB	115,947	8,198,560
#	HIQ International AB	254,170	1,613,649
	HMS Networks AB	7,040	136,229
#	Holmen AB Class B	273,916	8,812,388
	Hufvudstaden AB Class A	189,483	2,411,204
	Husqvarna AB Class A	37,223	241,183
#	Husqvarna AB Class B	1,698,949	11,027,155
	Industrial & Financial Systems Class B	89,522	2,034,501
	Indutrade AB	59,895	2,330,147
	Intrum Justitia AB	301,364	8,069,566
#	JM AB	372,482	10,831,761
*	KappAhl AB	277,470	1,852,094
#*	Karolinska Development AB Class B	44,465	214,434
	Klovern AB	387,861	1,688,071
	KNOW IT AB	75,523	668,628
	Kungsleden AB	697,243	4,654,146
	Lagercrantz AB Class B	76,298	1,319,155
*	Lindab International AB	330,563	3,088,354
	Loomis AB Class B	318,925	7,024,817
	Meda AB Class A	887,145	10,671,332
#*	Medivir AB Class B	157,903	2,640,785
#	Mekonomen AB	93,737	3,206,445
#*	Micronic Mydata AB	390,070	789,797
	Modern Times Group AB Class B	234,304	12,226,200
	MQ Holding AB	56,493	157,520
	NCC AB Class A	24,456	730,436
	NCC AB Class B	364,909	10,860,327
	Nederman Holding AB	3,680	92,837
	Net Entertainment NE AB Class B	138,086	2,630,141
*	Net Insight AB Class B	1,189,130	261,711
	New Wave Group AB Class B	197,176	1,072,887
#	Nibe Industrier AB Class B	353,045	6,724,889
	Nobia AB	666,139	5,336,183
	Nolato AB Class B	88,207	1,470,954
	Nordnet AB Class B	401,993	1,512,782
	OEM International AB Class B	45,688	518,532
#*	Orexo AB	23,599	475,929
#	Oriflame Cosmetics SA	39,216	1,244,039
*	PA Resources AB	35,211	57,529
#	Peab AB	714,633	4,274,863
#	Pricer AB Class B	452,718	561,965
	Proact IT Group AB	41,297	519,645
	Probi AB	28,553	182,764
	Proffice AB Class B	262,115	1,017,131
	Ratos AB Class B	571,007	5,314,916
*	RaySearch Laboratories AB	56,125	239,001
	ReadSoft AB Class B	87,941	308,050
*	Rederi AB Transatlantic	49,086	39,971

*	Rezidor Hotel Group AB	334,560	$2,053,000
*	rnb Retail and Brands AB	73,142	132,116
	Saab AB Class B	253,955	5,071,282
	Sagax AB Class B	46,219	158,541
#*	SAS AB	581,421	2,038,704
#	Sectra AB	28,023	281,456
	Securitas AB Class B	998,620	11,403,049
	Semcon AB	81,791	866,957
	SkiStar AB	97,008	1,244,876
#	SSAB AB Class A	824,806	5,382,560
	SSAB AB Class B	352,706	1,942,029
	Sweco AB Class B	185,867	2,395,098
*	Swedish Orphan Biovitrum AB	612,905	6,104,404
	Swedol AB Class B	29,796	103,888
#	Systemair AB	27,866	487,097
#*	TradeDoubler AB	181,607	593,407
*	Transcom WorldWide SA	52,530	6,637
#	Transmode Holding AB	50,946	803,818
	Trelleborg AB Class B	562,729	10,662,896
*	Tribona AB	14,516	91,602
	Unibet Group P.L.C.	132,830	5,336,089
	Uniflex AB	12,408	64,810
	VBG Group AB Class B	137	2,632
	Vitrolife AB	60,303	654,868
#	Wallenstam AB Class B	399,066	5,456,394
	Wihlborgs Fastigheter AB	289,738	4,650,065
TOTAL SWEDEN			314,503,780

SWITZERLAND — (11.0%)
*	Acino Holding AG	16,820	1,497,774
*	Advanced Digital Broadcast Holdings SA	2,024	37,529
*	AFG Arbonia-Forster Holding AG	76,602	2,610,349
	Allreal Holding AG	51,373	7,144,639
#	Alpiq Holding AG	3,604	485,852
	ALSO Holding AG	16,195	859,211
	ams AG	35,838	3,420,886
	APG SGA SA	7,099	1,885,960
	Ascom Holding AG	160,822	2,356,912
	Autoneum Holding AG	16,853	2,024,360
#	Bachem Holding AG Class B	24,136	1,123,653
	Baloise Holding AG	13,573	1,501,358
	Bank Coop AG	31,671	1,664,687
	Banque Cantonale de Geneve	4,098	1,069,534
	Banque Cantonale du Jura	4,442	312,663
	Banque Cantonale Vaudoise	3,102	1,707,524
	Banque Privee Edmond de Rothschild SA	157	2,902,051
	Barry Callebaut AG	76	76,278
	Basilea Pharmaceutica	9,521	821,215
	Basler Kantonalbank	4,347	376,716
	Belimo Holding AG	1,851	4,759,882
	Bell AG	340	839,155
	Bellevue Group AG	27,747	353,705
#	Berner Kantonalbank AG	23,232	6,102,685

	BKW AG	35,275	$1,225,476
*	Bobst Group AG	44,096	1,556,201
	Bossard Holding AG	14,138	2,855,642
	Bucher Industries AG	33,342	8,539,733
	Burckhardt Compression Holding AG	8,056	3,180,508
	Burkhalter Holding AG	13,580	1,081,796
	Calida Holding AG	9,259	286,440
	Carlo Gavazzi Holding AG	1,334	301,023
	Centralschweizerische Kraftwerke AG	26	8,652
	Cham Paper Holding AG	1,836	468,437
*	Charles Voegele Holding AG	38,302	501,753
	Cicor Technologies	5,854	204,449
	Cie Financiere Tradition SA	8,746	492,027
	Clariant AG	797,700	13,470,736
	Coltene Holding AG	16,093	817,134
	Conzzeta AG	1,345	2,571,139
*	Cosmo Pharmaceuticals SpA	1,287	86,737
	Daetwyler Holding AG	29,754	3,685,054
*	Dufry AG	71,630	10,780,243
#	EFG International AG	241,989	3,392,535
*	Elma Electronic AG	294	130,188
	Emmi AG	13,244	3,950,397
	Energiedienst Holding AG	71,249	2,719,860
*	Evolva Holding SA	94,481	88,845
	Flughafen Zuerich AG	18,655	9,830,275
	Forbo Holding AG	6,983	5,303,932
	Galenica AG	20,798	17,627,697
	GAM Holding AG	806,220	14,578,256
#*	Gategroup Holding AG	113,453	2,902,460
	Georg Fischer AG	18,366	11,181,209
	Gurit Holding AG	1,837	802,691
	Helvetia Holding AG	26,812	11,897,167
	Huber & Suhner AG	49,853	2,622,730
	Implenia AG	65,242	3,939,280
	Inficon Holding AG	8,083	2,591,841
	Interroll Holding AG	2,454	1,154,779
	Intershop Holdings	5,592	2,028,398
	Jungfraubahn Holding AG	3,095	224,999
	Kaba Holding AG Class B	11,858	5,247,631
	Kardex AG	26,297	1,221,229
	Komax Holding AG	15,293	2,106,793
	Kudelski SA	195,800	2,661,238
	Kuoni Reisen Holding AG	15,477	6,345,662
	LEM Holding SA	3,667	2,575,291
#	Liechtensteinische Landesbank AG	18,994	770,937
*	LifeWatch AG	27,517	223,801
	Logitech International SA	676,961	5,964,681
	Lonza Group AG	249,226	20,411,987
#	Luzerner Kantonalbank AG	17,399	6,845,301
	MCH Group AG	1,404	90,395
	Metall Zug AG	683	1,659,100
#*	Meyer Burger Technology AG	408,473	4,350,003
	Micronas Semiconductor Holding AG	155,041	1,296,062

	Mikron Holding AG	585	$3,435
	Mobilezone Holding AG	142,129	1,549,476
	Mobimo Holding AG	26,956	5,639,477
#	Nobel Biocare Holding AG	478,680	7,071,198
	OC Oerlikon Corp. AG	845,002	11,321,697
*	Orascom Development Holding AG	16,970	165,699
#*	Orell Fuessli Holding AG	5,198	528,702
	Orior AG	20,311	1,125,344
	Panalpina Welttransport Holding AG	22,115	3,259,898
*	Parco Industriale e Immobiliare SA	600	—
	Phoenix Mecano AG	3,100	1,824,126
	PSP Swiss Property AG	148,327	12,882,094
	PubliGroupe AG	8,975	976,430
	Rieter Holding AG	15,956	3,285,922
	Romande Energie Holding SA	2,714	3,493,196
	Schaffner Holding AG	2,066	518,102
#*	Schmolz + Bickenbach AG	317,573	1,240,394
	Schweiter Technologies AG	4,466	3,010,702
	Schweizerische National-Versicherungs-Gesellschaft AG	59,799	2,775,111
	Siegfried Holding AG	16,598	2,689,984
	Societa Elettrica Sopracenerina SA - SES	2,340	394,502
	St Galler Kantonalbank AG	10,381	4,132,224
#	Straumann Holding AG	4,948	899,014
	Swiss Life Holding AG	68,624	12,994,216
	Swisslog Holding AG	1,022,294	1,164,383
	Swissquote Group Holding SA	47,450	1,811,235
	Tamedia AG	14,891	1,728,215
	Tecan Group AG	19,662	2,073,746
	Temenos Group AG	151,121	3,717,165
*	Tornos Holding AG	38,028	189,830
	U-Blox AG	25,829	2,150,053
	Valartis Group AG	936	18,648
	Valiant Holding	61,077	6,007,336
	Valora Holding AG	14,281	3,244,165
	Vaudoise Assurances Holding SA Class B	4,073	1,719,365
	Verwaltungs- und Privat-Bank AG	15,721	1,427,333
	Vetropack Holding AG	859	1,739,579
#*	Von Roll Holding AG	233,256	405,019
	Vontobel Holding AG	121,104	4,716,090
	Walliser Kantonalbank	1,440	1,292,538
	Walter Meier AG	23,690	1,591,102
	Ypsomed Holding AG	3,249	209,122
#	Zehnder Group AG	42,698	1,903,052
*	Zueblin Immobilien Holding AG	261,040	602,742
	Zug Estates Holding AG	428	565,516
	Zuger Kantonalbank AG	627	3,258,058
TOTAL SWITZERLAND			380,100,643

UNITED STATES — (0.0%)
*	Prothena Corp. P.L.C.	—	6
TOTAL COMMON STOCKS			3,025,560,459

PREFERRED STOCKS — (0.0%)
FRANCE — (0.0%)
* Valneva SE	1	$—

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Austria Technologie & Systemtechnik AG Rights 10/03/13	45,399	15,969
* Intercell AG Rights	254,689	—
* Uniqa Versicherungen AG Rights 10/08/13	248,568	106,691
TOTAL AUSTRIA		122,660

ISRAEL — (0.0%)
* Africa Israel Investments, Ltd. Warrants 10/31/13	—	—
* Tower Semiconductor, Ltd. Warrants 06/27/17	2,951	2,076
TOTAL ISRAEL		2,076

ITALY — (0.0%)
#* Seat Pagine Gialle SpA Warrants 08/31/14	2,988,837	—

NORWAY — (0.0%)
* Renewable Energy Corp. ASA Rights 10/18/2013	138,241	549,446
TOTAL RIGHTS/WARRANTS		674,182

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (12.3%)
§@ DFA Short Term Investment Fund	36,646,500	424,000,000
Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 10/01/13
(Collateralized by $8,074 FNMA, 2.00%, 08/18/15, valued at $8,330) to be
repurchased at $8,167	$8	8,167
TOTAL SECURITIES LENDING COLLATERAL		424,008,167

TOTAL INVESTMENTS — (100.0%) (Cost $2,820,822,540)^^		$3,450,242,808

Summary of the Series' investments as of September 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$73,371,395	—	$73,371,395
Belgium	—	92,114,087	—	92,114,087
Denmark	$50,999	149,756,876	—	149,807,875
Finland	54,774	200,825,932	—	200,880,706
France	521,427	386,789,943	—	387,311,370
Germany	1,813,779	428,242,870	—	430,056,649
Greece	—	63,076,451	—	63,076,451
Ireland	20,134	76,179,757	—	76,199,891
Israel	687,152	86,557,415	—	87,244,567
Italy	—	259,978,329	—	259,978,329
Netherlands	—	176,751,820	—	176,751,820
Norway	—	104,887,469	—	104,887,469
Portugal	—	48,485,659	—	48,485,659
Russia	—	842,040	—	842,040
Spain	—	179,947,722	—	179,947,722
Sweden	57,529	314,446,251	—	314,503,780
Switzerland	—	380,100,643	—	380,100,643
United States	6	—	—	6
Preferred Stocks
France	—	—	—	—
Rights/Warrants
Austria	—	122,660	—	122,660
Israel	—	2,076	—	2,076
Italy	—	—	—	—
Norway	—	549,446	—	549,446
Securities Lending Collateral	—	424,008,167	—	424,008,167
TOTAL	$3,205,800	$3,447,037,008	—	$3,450,242,808

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2013
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.8%)
Consumer Discretionary — (7.9%)
	AutoCanada, Inc.	44,402	$1,592,791
#*	Ballard Power Systems, Inc.	559,352	982,891
*	Bauer Performance Sports, Ltd.	33,254	413,879
#	BMTC Group, Inc. Class A	17,481	220,454
*	Brookfield Residential Properties, Inc.	22,148	512,820
#	Cineplex, Inc.	271,135	10,057,830
#*	Coastal Contacts, Inc.	95,324	601,527
	Cogeco Cable, Inc.	66,264	3,116,187
#	Cogeco, Inc.	11,406	509,369
#	Corus Entertainment, Inc. Class B	369,716	8,887,110
	DHX Media, Ltd.	165,178	556,446
	Dorel Industries, Inc. Class B	126,820	4,617,009
	easyhome, Ltd.	3,600	48,580
	Gamehost, Inc.	17,488	237,689
	Glacier Media, Inc.	137,300	169,284
	Glentel, Inc.	66,991	970,347
#*	Great Canadian Gaming Corp.	302,800	3,362,975
#*	Imax Corp.	225,528	6,798,354
	Indigo Books & Music, Inc.	2,302	23,466
*	Le Chateau, Inc. Class A	59,800	219,450
	Leon's Furniture, Ltd.	143,275	1,808,237
	Linamar Corp.	269,606	9,032,671
#	Martinrea International, Inc.	461,356	4,734,268
*	MEGA Brands, Inc.	62,943	991,762
#*	Mood Media Corp.	231,874	150,823
	MTY Food Group, Inc.	8,644	283,392
#	Reitmans Canada, Ltd.	15,456	114,489
	Reitmans Canada, Ltd. Class A	237,386	1,730,760
#	RONA, Inc.	681,945	7,838,677
#	Sears Canada, Inc.	19,831	242,581
	Torstar Corp. Class B	263,614	1,392,224
*	TVA Group, Inc. Class B	7,000	54,298
#	Uni-Select, Inc.	69,172	1,561,331
	Whistler Blackcomb Holdings, Inc.	65,816	876,013
Total Consumer Discretionary			74,709,984

Consumer Staples — (3.1%)
#	Alliance Grain Traders, Inc.	75,204	1,084,929
	Andrew Peller, Ltd. Class A	3,400	45,551
*	Atrium Innovations, Inc.	132,616	2,253,075
	Canada Bread Co., Ltd.	10,895	621,091
#	Colabor Group, Inc.	91,451	379,104
	Corby Distilleries, Ltd. Class A	70,235	1,404,632
	Cott Corp.	499,623	3,836,724
	High Liner Foods, Inc.	8,197	288,871
#	Liquor Stores N.A., Ltd.	106,130	1,643,390
#	Maple Leaf Foods, Inc.	500,264	6,420,552
#	North West Co., Inc. (The)	232,610	5,322,671
#	Premium Brands Holdings Corp.	88,843	1,664,647
#	Rogers Sugar, Inc.	364,859	2,043,820
*	Sun-Rype Products, Ltd.	100	725

*	SunOpta, Inc.	265,791	$2,580,370
Total Consumer Staples			29,590,152

Energy — (20.6%)
*	Advantage Oil & Gas, Ltd.	1,098,231	4,222,120
#	Akita Drilling, Ltd. Class A	42,000	609,582
*	Anderson Energy, Ltd.	525,661	71,446
*	Angle Energy, Inc.	364,568	987,471
*	Antrim Energy, Inc.	610,181	47,390
	Arsenal Energy, Inc.	54,565	264,336
*	Bankers Petroleum, Ltd.	1,277,846	4,800,994
*	Bellatrix Exploration, Ltd.	655,708	4,990,778
*	Bengal Energy, Ltd.	600	390
#*	Birchcliff Energy, Ltd.	441,234	3,011,383
#*	BlackPearl Resources, Inc.	1,165,485	2,127,190
*	BNK Petroleum, Inc.	299,219	354,398
#	Bonterra Energy Corp.	61,962	3,378,871
#	Calfrac Well Services, Ltd.	153,057	4,650,924
*	Calvalley Petroleums, Inc. Class A	226,068	340,183
#*	Canacol Energy, Ltd.	127,642	546,478
#	Canadian Energy Services & Technology Corp.	179,083	2,981,674
#	CanElson Drilling, Inc.	249,809	1,547,286
#	Canyon Services Group, Inc.	213,370	2,431,886
#	Cathedral Energy Services, Ltd.	157,711	788,517
#*	Cequence Energy, Ltd.	636,649	976,560
*	Chinook Energy, Inc.	140,019	119,622
#*	Connacher Oil and Gas, Ltd.	2,187,935	424,821
*	Corridor Resources, Inc.	367,780	285,641
*	Crew Energy, Inc.	538,499	2,917,164
*	Crocotta Energy, Inc.	249,334	665,665
*	DeeThree Exploration, Ltd.	349,042	3,097,174
#*	Delphi Energy Corp.	630,904	979,997
#*	Denison Mines Corp.	2,185,983	2,419,320
#	Enbridge Income Fund Holdings, Inc.	227,285	5,203,029
	Enerflex, Ltd.	279,959	3,775,186
	Ensign Energy Services, Inc.	86,964	1,489,292
#*	Epsilon Energy, Ltd.	231,416	748,134
	Equal Energy, Ltd.	154,741	725,595
*	Essential Energy Services Trust	620,641	1,662,996
#*	Forsys Metals Corp.	109,974	37,368
#*	Gasfrac Energy Services, Inc.	62,822	95,143
*	Gran Tierra Energy, Inc.	1,391,012	9,871,655
*	Ithaca Energy, Inc.	1,345,050	3,303,700
#*	Ivanhoe Energy, Inc.	348,882	284,511
*	Kelt Exploration, Ltd.	161,850	1,318,306
*	Laramide Resources, Ltd.	20,368	10,480
*	Legacy Oil + Gas, Inc.	745,800	4,793,162
#	Lightstream Resources, Ltd.	863,190	6,218,020
#*	Long Run Exploration, Ltd.	497,335	2,665,200
	McCoy Corp.	4,500	29,926
*	Mega Uranium, Ltd.	212,790	14,461
*	MGM Energy Corp.	19,000	3,320
#	Mullen Group, Ltd.	458,025	11,161,038

#*	Niko Resources, Ltd.	178,719	$655,850
*	North American Energy Partners, Inc.	60,356	328,133
*	NuVista Energy, Ltd.	568,645	3,704,294
*	Parex Resources, Inc.	409,221	2,316,158
#	Parkland Fuel Corp.	353,327	6,246,381
#	Pason Systems, Inc.	285,137	6,286,550
#	Pengrowth Energy Corp.	4,226	24,862
#*	Perpetual Energy, Inc.	285,931	266,486
*	Petrobank Energy & Resources, Ltd.	425,702	171,512
#	Petrominerales, Ltd.	401,858	4,564,573
#	PHX Energy Services Corp.	79,722	838,201
*	Platino Energy Corp.	3,811	2,960
#*	Poseidon Concepts Corp.	165,977	531
	Pulse Seismic, Inc.	277,580	1,029,421
#*	Questerre Energy Corp. Class A	745,460	796,084
*	RMP Energy, Inc.	573,687	3,163,480
*	Rock Energy, Inc.	114,652	203,692
#*	Santonia Energy, Inc.	544,251	1,157,138
#	Savanna Energy Services Corp.	441,805	3,264,051
#	Secure Energy Services, Inc.	437,854	5,810,848
#*	Serinus Energy, Inc.	13,570	46,109
	ShawCor, Ltd.	69,896	2,947,704
*	Sonde Resources Corp.	85,873	83,368
#*	Southern Pacific Resource Corp.	1,650,425	1,073,525
#*	SouthGobi Resources, Ltd.	455,682	530,866
#	Sprott Resource Corp.	471,290	1,326,869
#	Spyglass Resources Corp.	555,776	895,674
	Strad Energy Services, Ltd.	12,700	46,852
#	Surge Energy, Inc.	249,705	1,439,976
#*	TAG Oil, Ltd.	113,822	495,046
*	Tethys Petroleum, Ltd.	412,989	268,630
#	TORC Oil & Gas, Ltd.	46,387	394,496
	Total Energy Services, Inc.	129,922	2,261,542
#*	TransGlobe Energy Corp.	291,108	2,283,533
#	Trican Well Service, Ltd.	643,185	8,748,140
	Trinidad Drilling, Ltd.	604,997	5,844,105
#*	Tuscany International Drilling, Inc.	275,042	36,047
#	Twin Butte Energy, Ltd.	1,099,036	2,272,653
*	Uex Corp.	608,088	230,236
#*	Ur-Energy, Inc.	109,573	125,524
*	Uranium One, Inc.	1,029,719	2,849,084
#	Veresen, Inc.	311,031	3,665,760
#	Western Energy Services Corp.	216,945	1,695,459
	Whitecap Resources, Inc.	784,268	9,212,798
*	Xtreme Drilling and Coil Services Corp.	139,143	503,862
#	Zargon Oil & Gas, Ltd.	130,524	909,822
	ZCL Composites, Inc.	97,800	597,216
Total Energy			195,065,884

Financials — (6.0%)
#	AGF Management, Ltd. Class B	381,468	4,721,826
#	Alaris Royalty Corp.	52,216	1,814,798
	Altus Group, Ltd.	87,599	1,080,052

#	Brookfield Real Estate Services, Inc.	8,075	$105,832
	Canaccord Financial, Inc.	406,036	2,613,484
#	Canadian Western Bank	300,957	9,034,115
#	Cash Store Financial Services, Inc. (The)	51,170	83,955
	Clairvest Group, Inc.	1,900	41,226
	E-L Financial Corp., Ltd.	1,467	927,156
#*	EGI Financial Holdings, Inc.	14,650	184,894
	Equitable Group, Inc.	52,295	2,263,045
*	Equity Financial Holdings, Inc.	800	9,980
	Fiera Capital Corp.	36,300	404,919
	Firm Capital Mortgage Investment Corp.	2,494	29,055
	First National Financial Corp.	3,873	71,102
	FirstService Corp.	135,548	5,258,481
*	Genesis Land Development Corp.	71,917	247,857
#	Genworth MI Canada, Inc.	149,254	4,197,746
	Gluskin Sheff + Associates, Inc.	63,507	1,170,198
#	GMP Capital, Inc.	298,487	1,860,382
	Guardian Capital Group, Ltd. Class A	11,327	148,563
#	Home Capital Group, Inc.	120,600	8,433,395
#	Killam Properties, Inc.	251,323	2,661,943
*	Kingsway Financial Services, Inc.	46,281	129,402
	Laurentian Bank of Canada	147,250	6,395,772
*	Mainstreet Equity Corp.	16,062	470,765
	Melcor Developments, Ltd.	12,781	239,477
*	Pacific & Western Credit Corp.	8,800	10,252
#	Sprott, Inc.	623,708	1,695,433
Total Financials			56,305,105

Health Care — (2.0%)
	Amica Mature Lifestyles, Inc.	31,703	277,003
*	Burcon NutraScience Corp.	3,217	9,557
#*	Cangene Corp.	140,432	313,571
#	CML HealthCare, Inc.	378,513	3,946,633
#	Extendicare Inc.	396,020	2,533,636
*	Imris, Inc.	73,479	116,277
#	Leisureworld Senior Care Corp.	150,832	1,547,783
#	Medical Facilities Corp.	62,116	953,404
*	Nordion, Inc.	464,108	3,992,036
#*	Oncolytics Biotech, Inc.	91,887	223,016
*	Paladin Labs, Inc.	53,575	3,224,747
*	Patheon, Inc.	6,080	36,124
	QLT, Inc.	226,610	1,044,996
#*	Resverlogix Corp.	111,820	64,049
*	Theratechnologies, Inc.	10,101	2,059
*	Transition Therapeutics, Inc.	50,610	205,378
*	TSO3, Inc.	74,206	58,353
	Zenith Epigenetics Corp.	111,820	46,680
Total Health Care			18,595,302

Industrials — (10.7%)
	Aecon Group, Inc.	286,711	3,888,503
#	AG Growth International, Inc.	77,232	2,912,930

*	Air Canada Class A	313,328	$1,076,822
	Algoma Central Corp.	26,690	393,853
*	ATS Automation Tooling Systems, Inc.	440,214	5,889,179
	Badger Daylighting, Ltd.	35,896	2,273,187
#	Bird Construction, Inc.	84,052	1,028,975
#	Black Diamond Group, Ltd.	188,933	4,515,830
	CanWel Building Materials Group, Ltd.	140,568	379,379
	Cervus Equipment Corp.	4,680	94,459
	Churchill Corp. Class A	91,759	810,647
	Clarke, Inc.	44,894	267,607
	Contrans Group, Inc. Class A	95,185	1,112,594
#	DirectCash Payments, Inc.	35,598	582,327
#	Exchange Income Corp.	38,940	889,150
	Exco Technologies, Ltd.	74,981	470,974
#	Genivar, Inc.	181,860	4,691,054
*	GLV, Inc. Class A	89,850	270,409
#	Heroux-Devtek, Inc.	115,247	1,058,431
	HNZ Group, Inc.	23,888	522,264
#	Horizon North Logistics, Inc.	330,070	2,326,400
#	IBI Group, Inc.	1,506	2,807
	K-Bro Linen, Inc.	13,544	431,152
	MacDonald Dettwiler & Associates, Ltd.	85,470	6,595,806
#	Morneau Shepell, Inc.	185,852	2,419,567
#	New Flyer Industries, Inc.	110,035	1,217,804
	Newalta Corp.	201,323	3,127,196
	Richelieu Hardware, Ltd.	64,393	2,766,264
#	Ritchie Bros Auctioneers, Inc.	253,113	5,096,416
	Rocky Mountain Dealerships, Inc.	63,591	725,396
#	Russel Metals, Inc.	316,110	8,378,043
	Stantec, Inc.	228,285	11,657,484
#	Student Transportation, Inc.	328,152	2,064,390
	Toromont Industries, Ltd.	52,376	1,150,691
	Transcontinental, Inc. Class A	333,758	4,776,072
#	TransForce, Inc.	388,103	8,164,838
	Vicwest, Inc.	42,846	530,765
#	Wajax Corp.	77,324	2,818,060
	WaterFurnace Renewable Energy, Inc.	34,783	734,460
#*	Westport Innovations, Inc.	125,441	3,036,012
Total Industrials			101,148,197

Information Technology — (4.5%)
#*	5N Plus, Inc.	219,748	539,743
	Aastra Technologies, Ltd.	33,028	677,201
	Absolute Software Corp.	175,557	1,237,361
*	AgJunction, Inc.	20,300	20,299
	Calian Technologies, Ltd.	20,165	400,931
#*	Celestica, Inc.	949,607	10,454,389
*	COM DEV International, Ltd.	396,424	1,581,770
	Computer Modelling Group, Ltd.	109,087	2,552,300
#	Davis + Henderson Corp.	334,212	8,737,760
*	Descartes Systems Group, Inc. (The)	262,529	3,012,565
#*	DragonWave, Inc.	162,023	319,311
	Enghouse Systems, Ltd.	52,143	1,321,736

	Evertz Technologies, Ltd.	133,981	$2,081,157
#*	EXFO, Inc.	104,830	568,904
	Mediagrif Interactive Technologies, Inc.	7,276	140,074
#*	Points International, Ltd.	37,659	866,115
*	Pure Technologies, Ltd.	26,910	126,445
*	Redknee Solutions, Inc.	127,436	647,047
*	Sandvine Corp.	627,376	1,248,600
*	Sierra Wireless, Inc.	157,015	2,576,141
	Vecima Networks, Inc.	6,059	30,588
	Wi-Lan, Inc.	765,533	2,965,367
	Wireless Matrix Corp.	102,939	3,498
Total Information Technology			42,109,302

Materials — (16.8%)
	Aberdeen International, Inc.	122,333	18,408
	Acadian Timber Corp.	11,209	134,828
#*	Ainsworth Lumber Co., Ltd.	532,862	2,048,574
#	Alacer Gold Corp.	750,454	2,251,253
#	Alamos Gold, Inc.	470,720	7,311,800
#*	Alexco Resource Corp.	278,307	399,878
#*	Almaden Minerals, Ltd.	98,343	133,664
#*	Altius Minerals Corp.	112,600	1,221,049
	Amerigo Resources, Ltd.	553,854	215,078
*	Argonaut Gold Inc.	368,728	2,154,985
#*	Asanko Gold, Inc.	271,644	635,563
*	Atna Resources, Ltd.	39,215	5,901
#*	Augusta Resource Corp.	308,545	632,037
*	Aura Minerals, Inc.	402,669	35,183
#	AuRico Gold, Inc.	1,234,795	4,711,174
#*	Avalon Rare Metals, Inc.	352,025	331,503
#*	B2Gold Corp.	1,670,450	4,167,814
#*	Brigus Gold Corp.	912,312	549,132
#*	Canada Lithium Corp.	1,188,040	553,623
*	Canam Group, Inc. Class A	194,100	1,797,693
#	Canexus Corp.	434,301	3,179,098
*	Canfor Corp.	411,155	9,284,467
#	Canfor Pulp Products, Inc.	204,415	1,950,779
*	Capstone Mining Corp.	1,548,856	3,729,103
*	Cardero Resource Corp.	42,794	6,647
#*	Carpathian Gold, Inc.	587,371	79,833
	Cascades, Inc.	489,976	2,849,334
	CCL Industries, Inc. Class B	111,467	7,394,340
	Centerra Gold, Inc.	101,318	474,106
#*	China Gold International Resources Corp., Ltd.	727,257	2,061,638
*	Claude Resources, Inc.	934,700	222,321
*	Cline Mining Corp.	14,600	138
#*	Copper Mountain Mining Corp.	637,731	1,089,662
*	Dominion Diamond Corp.	379,239	4,635,327
#*	Duluth Metals, Ltd.	388,214	444,728
#*	Dundee Precious Metals, Inc.	515,238	2,851,179
*	Dynasty Metals & Mining, Inc.	50,369	27,384
#*	Eastern Platinum, Ltd.	3,210,960	202,624
*	Eastmain Resources, Inc.	274,250	87,862

#*	Eco Oro Minerals Corp.	261,445	$139,600
*	EcoSynthetix, Inc.	1,500	5,330
#*	Endeavour Mining Corp.	1,378,843	910,260
*	Endeavour Silver Corp.	389,940	1,673,254
#*	Energy Fuels, Inc.	2,398,488	372,563
#*	Entree Gold, Inc.	286,898	83,558
*	Excellon Resources, Inc.	185,380	327,549
#*	Exeter Resource Corp.	70,137	57,196
#*	First Majestic Silver Corp.	431,070	5,105,633
#*	Fortress Paper, Ltd. Class A	69,284	472,857
*	Fortuna Silver Mines, Inc.	750,906	2,741,038
*	Fortune Minerals, Ltd.	214,672	68,775
#*	Golden Star Resources, Ltd.	1,155,362	476,704
#*	Great Panther Silver, Ltd.	708,280	611,979
#*	Guyana Goldfields, Inc.	441,183	967,986
*	Hanfeng Evergreen, Inc.	45,837	37,157
#	HudBay Minerals, Inc.	872,492	7,140,534
	IAMGOLD Corp.	353,554	1,688,739
*	Imperial Metals Corp.	195,128	2,349,000
*	International Forest Products, Ltd. Class A	313,641	3,626,488
#	International Minerals Corp.	77,900	200,413
#*	International Tower Hill Mines, Ltd.	220,027	69,423
	Intertape Polymer Group, Inc.	310,229	4,475,514
#*	Jaguar Mining, Inc.	274,437	53,286
*	Katanga Mining, Ltd.	1,025,162	567,295
#*	Kirkland Lake Gold, Inc.	247,980	835,387
#*	Labrador Iron Mines Holdings, Ltd.	123,133	51,403
#*	Lake Shore Gold Corp.	1,419,989	558,318
*	Lucara Diamond Corp.	13,500	14,155
#*	MAG Silver Corp.	65,699	387,797
#	Major Drilling Group International	366,250	2,634,739
#*	MBAC Fertilizer Corp.	120,072	265,778
*	McEwen Mining - Minera Andes Andes Acquisition Corp.	146,515	349,912
#*	Mercator Minerals, Ltd.	905,221	92,275
#	Migao Corp.	169,168	152,736
*	Minco Base Metals Corp.	2,780	—
*	Minco Silver Corp.	125,224	98,472
*	Nautilus Minerals, Inc.	89,354	30,362
*	Nevada Copper Corp.	160,491	378,616
	Nevsun Resources, Ltd.	957,411	3,048,695
*	New Millennium Iron Corp.	55,528	39,353
*	NGEx Resources, Inc.	23,226	40,362
	Norbord, Inc.	160,989	4,693,461
#*	North American Palladium, Ltd.	565,789	554,776
#*	Northern Dynasty Minerals, Ltd.	148,624	220,761
#*	Novagold Resources, Inc.	454,797	1,037,593
#*	OceanaGold Corp.	1,185,016	1,760,181
*	Orvana Minerals Corp.	302,452	132,133
*	Osisko Mining Corp.	70,500	356,589
	Pan American Silver Corp.	48,440	511,652
*	Petaquilla Minerals, Ltd.	528,482	169,311
*	Phoscan Chemical Corp.	432,579	117,589
#*	Pilot Gold, Inc.	39,391	42,066

#*	Platinum Group Metals, Ltd.	241,887	$244,224
#*	Polymet Mining Corp.	635,065	505,561
#*	Primero Mining Corp.	421,644	2,296,416
#*	Richmont Mines, Inc.	114,244	164,148
#*	Rubicon Minerals Corp.	508,405	646,581
#*	Sabina Gold & Silver Corp.	383,055	327,254
#*	San Gold Corp.	1,018,995	178,068
#*	Sandstorm Gold, Ltd.	88,184	476,855
#*	Scorpio Mining Corp.	978,870	289,845
#*	Seabridge Gold, Inc.	115,135	1,215,006
#	SEMAFO, Inc.	1,122,420	2,702,395
#	Sherritt International Corp.	1,628,826	6,103,848
*	Shore Gold, Inc.	196,435	34,327
#*	Silver Standard Resources, Inc.	340,397	2,098,462
*	St Andrew Goldfields, Ltd.	774,028	244,220
	Stella-Jones, Inc.	32,240	3,239,493
#*	Stornoway Diamond Corp.	297,297	184,719
#*	Sulliden Gold Corp., Ltd.	659,525	627,479
#*	Tanzanian Royalty Exploration Corp.	344,717	886,850
*	Taseko Mines, Ltd.	972,023	2,010,008
#*	Tembec, Inc.	360,559	857,599
#*	Teranga Gold Corp.	267,445	173,961
#*	Thompson Creek Metals Co., Inc.	902,518	3,233,136
	Timminco Ltd.	69,822	329
#*	Timmins Gold Corp.	869,574	1,468,918
*	US Silver & Gold, Inc.	59,933	33,165
#*	Veris Gold Corp.	158,868	90,998
*	Virginia Mines, Inc.	59,773	595,380
*	Wesdome Gold Mines, Ltd.	325,464	221,178
	West Fraser Timber Co., Ltd.	32,332	2,909,425
#	Western Forest Products, Inc.	576,980	803,812
	Winpak, Ltd.	78,704	1,765,023
Total Materials			159,304,996

Real Estate Investment Trusts — (0.0%)
	Granite REIT	1,997	71,632

Telecommunication Services — (0.3%)
*	Axia NetMedia Corp.	182,767	351,322
#	Manitoba Telecom Services, Inc.	85,585	2,729,447
Total Telecommunication Services			3,080,769

Utilities — (3.9%)
#	Algonquin Power & Utilities Corp.	912,415	5,615,952
#*	Alterra Power Corp.	1,066,070	310,491
*	Boralex, Inc. Class A	97,733	999,105
#	Capital Power Corp.	376,609	7,773,125
#	Capstone Infrastructure Corp.	387,978	1,450,139
#	Innergex Renewable Energy, Inc.	441,574	3,751,053
#	Just Energy Group, Inc.	583,478	3,710,287
*	Maxim Power Corp.	92,234	322,356
#	Northland Power, Inc.	250,207	3,801,504
*	Ram Power Corp.	620,037	111,360

# Superior Plus Corp.	653,197	$6,975,552
Valener, Inc.	161,036	2,462,324
Total Utilities		37,283,248

TOTAL COMMON STOCKS		717,264,571

RIGHTS/WARRANTS — (0.0%)
* Duluth Metals, Ltd. Warrants 07/31/13	24,225	—

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (24.2%)
§@ DFA Short Term Investment Fund	19,706,137	228,000,000
Repurchase Agreement, Deutsche Bank Securities, Inc. 0.15%, 10/01/13
(Collateralized by $407,758 FNMA, 2.00%, 08/18/15, valued at $420,693) to
be repurchased at $412,445	$412	412,443
TOTAL SECURITIES LENDING COLLATERAL		228,412,443

TOTAL INVESTMENTS — (100.0%) (Cost $1,041,555,320)^^		$945,677,014

Summary of the Series' investments as of September 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$74,709,984	—	—	$74,709,984
Consumer Staples	29,590,152	—	—	29,590,152
Energy	195,065,353	$531	—	195,065,884
Financials	56,305,105	—	—	56,305,105
Health Care	18,548,622	46,680	—	18,595,302
Industrials	101,148,197	—	—	101,148,197
Information Technology	42,109,302	—	—	42,109,302
Materials	159,304,529	467	—	159,304,996
Real Estate Investment Trusts	71,632	—	—	71,632
Telecommunication Services	3,080,769	—	—	3,080,769
Utilities	37,283,248	—	—	37,283,248
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	228,412,443	—	228,412,443
TOTAL	$717,216,893	$228,460,121	—	$945,677,014

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. (the “Advisor”) At September 30, 2013, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios' have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended September 30, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on September 30, 2013.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Other

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Federal Tax Cost

At September 30, 2013, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,482,360,355
The Asia Pacific Small Company Series	1,482,145,654
The United Kingdom Small Company Series	1,345,152,375
The Continental Small Company Series	2,825,407,012
The Canadian Small Company Series	1,048,878,873

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.